UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:    811-22311

Schwab Strategic Trust – Schwab U.S. REIT ETF and Fundamental Index ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices)      (Zip code)

Marie Chandoha

Schwab Strategic Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 627-7000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2017

Item 1: Report(s) to Shareholders.

Semiannual Report  |  August 31, 2017
Schwab U.S. REIT ETF™

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedule of Portfolio Holdings are sub-categories of Sector classifications.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended August 31, 2017
Schwab U.S. REIT ETF (Ticker Symbol: SCHH)
Market Price Return[1]	-1.10%
NAV Return[1]	-1.17%
Dow Jones U.S. Select REIT IndexTM	-1.11%
ETF Category: Morningstar Real Estate[2]	1.02%
Performance Details	pages 7-8
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Small-company stocks are subject to greater volatility than many other asset classes.
The fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Select REIT Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. REIT ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
For more than 25 years, Charles Schwab Investment Management has been driven to give investors what they want and need—without confusion. One of our goals has been to reduce the complexity of investing. Our mutual funds and exchange-traded funds (ETFs) support this mission by reducing the complexity involved with building a diversified portfolio.
Investing in real estate can seem daunting to some investors, involving a layer of difficulty above and beyond traditional investments. The Schwab U.S. REIT ETF has made real estate equity investing more manageable by eliminating the need to select individual securities, saving shareholders both time and money. And with expenses among the lowest in the industry, the fund’s benefits are accessible to everyone.
At Charles Schwab Investment Management, we also strive to take a straightforward approach in our communications. In this and in every shareholder report, we provide the fund’s financial statements and other information in a consistent format that we believe will help you to evaluate the performance of the fund. We aim to help you understand not only the fund’s return, but also how its investments are managed.
Our commitment to quality and transparency continues to win us both new business and recognition. In this year’s second quarter, we achieved the largest ETF asset inflows in our history, topping $6 billion in quarterly flows for

Asset Class Performance Comparison % returns during the 6 months ended August 31, 2017

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not a guarantee of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
From the President (continued)

“ Our commitment to quality and transparency continues to win us both new business and recognition.”
the second time since we began offering ETFs in 2009. And recently, we were selected as one of Morningstar’s “9 Partners for the Next Decade,”1 reflecting our differentiation, low costs, repeatable investment processes, and adaptable business models.
We’re proud of these achievements, but more importantly, we’re honored to serve our investors. We’re committed to putting investors first by reducing complexity—a commitment that will continue to inform how we operate and the decisions that we make.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab U.S. REIT ETF, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
[1]	Morningstar, “9 Partners for the Next Decade.” Laura Pavlenko Lutton and Greggory Warren, CFA: April 27, 2017. Morningstar looked collectively across four traits (differentiation, low costs, repeatable investment processes, and adaptable business models) to identify firms that they believe are representative of these trends.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
The Investment Environment

Over the six-month reporting period ended August 31, 2017, U.S. REITs produced mixed returns, with the Industrial and Diversified sectors producing solid returns while the Office and Retail sectors fell behind. The broader U.S. economy continued its slow but steady recovery and overall real estate fundamentals stayed resilient. Driven by a strong job market and low mortgage rates, housing demand remained strong, with foreign investment in the U.S. housing market reaching record highs over the reporting period. In this environment, the Dow Jones U.S. Select REIT IndexTM returned -1.11% for the six-month reporting period, and the FTSE EPRA/NAREIT Global Index (Net), representing general trends in eligible real estate securities worldwide, returned 5.28%. The overall U.S. stock market, as measured by the S&P 500® Index, returned 5.65% for the reporting period.
The U.S. economy continued to chug along over the reporting period as it entered its ninth year of expansion. Nonfarm payrolls were steady and U.S. gross domestic product (GDP) grew modestly, while consumer confidence remained high. A stable economy, combined with relatively low short-term interest rates, generally supported the overall U.S. real estate market. A positive consumer outlook was especially evident in the residential housing market, with the Fannie Mae Home Purchase Sentiment Index®, matching its all-time high in June. Over the reporting period, the office market saw tenant demand solidify as new supply increased, while industrial rents maintained an upward trajectory and reached an all-time high in the second quarter of 2017. The U.S. retail market fell over the reporting period with a decline in overall retail investments and headwinds from the sustained growth of e-commerce. Some additional signs of weakness were present during the six-month reporting period, including rising commercial mortgage defaults and softening rental growth in the U.S. family property market, though overall positive economic measurements helped offset some of these negative factors.
During the reporting period, the Federal Reserve (Fed) continued making progress toward a more normalized monetary policy environment. The Fed raised the target federal funds rate by 0.25% at meetings in March and in June, with short-term interest rates ending the reporting period in a target range of 1.00% to 1.25%. The Fed also communicated plans to begin unwinding its massive balance sheet later in 2017 by allowing securities to mature without reinvesting the proceeds. According to Fed Chair Janet Yellen, the Fed anticipates “…reducing reserve balances and our overall balance sheet to levels appreciably below those seen in recent years but larger than before the financial crisis.” These shifts in policy signaled the Fed’s increasing confidence in the strength of the U.S. economy, as well as in its progress toward goals of price stability and maximum sustainable employment. While dividend-paying investments (including REITs) are subject to interest-rate risk and can lose ground in a rising rate environment, continued strength in U.S. economic fundamentals provided a tailwind to some of these types of securities over the reporting period.
Over the six-month reporting period, the performance of U.S. REITs was mixed. Retail REITs had the worst returns in the Dow Jones U.S. Select REIT Index, due in large part to the negative performance of regional malls amid the closing of anchor stores and tenant bankruptcies. Continued competition from e-commerce and declining occupancy rates also played a role, as did rising short-term interest rates. By comparison, Industrial REITs generated double-digit returns and continued to be a top performer in the Dow Jones U.S. Select REIT Index. Industrial rents maintained an upward trajectory and reached an all-time high in the second quarter of 2017 as demand for space from e-commerce companies was greater than available supply. Industrials are also less sensitive to rising interest rates, helped even further by the high rent growth, and so were less affected by the Fed’s federal funds rate increases.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Fund Management

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, leads the portfolio management team for Schwab’s Passive Equity Funds and ETFs. He also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a Managing Director and Head of Americas Institutional Index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab U.S. REIT ETF (1/13/11)
Market Price Return[2]	-1.10%	-3.28%	8.52%	10.36%
NAV Return[2]	-1.17%	-3.32%	8.54%	10.35%
Dow Jones U.S. Select REIT IndexTM	-1.11%	-3.13%	8.67%	10.50%
ETF Category: Morningstar Real Estate[3]	1.02%	0.32%	8.52%	9.82%
Fund Expense Ratio[4]: 0.07%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Small-company stocks may be subject to greater volatility than many other asset classes.
The fund is subject to risks associated with the direct ownership of real estate securities, and an investment in the fund will be closely linked to the performance of the real estate markets.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones U.S. Select REIT Index is a product of S&P Dow Jones Indices LLC and/or its affiliates, and has been licensed for use by CSIM. The Schwab U.S. REIT ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
*	Inception (1/13/11) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Performance and Fund Facts as of August 31, 2017

Statistics1
Number of Holdings	108
Weighted Average Market Cap (millions)	$16,740
Price/Earnings Ratio (P/E)	34.6
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[2,3]	5%
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2017 and held through August 31, 2017.
Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 3/1/17	Ending Account Value (Net of Expenses) at 8/31/17	Expenses Paid During Period 3/1/17-8/31/17[2]
Schwab U.S. REIT ETF
Actual Return	0.07%	$1,000.00	$ 988.30	$0.35
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.85	$0.36

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184 days of the period, and divided by 365 days of the fiscal year.
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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Financial Statements
Financial Highlights
	3/1/17– 8/31/17*	3/1/16– 2/28/17	3/1/15– 2/29/16	3/1/14– 2/28/15	3/1/13– 2/28/14	3/1/12– 2/28/13
Per-Share Data
Net asset value at beginning of period	$42.08	$37.71	$40.04	$33.06	$31.96	$28.30
Income (loss) from investment operations:
Net investment income (loss)	0.75 [1]	1.04 [1]	1.03 [1]	0.92	0.80	0.72
Net realized and unrealized gains (losses)	(1.24)	4.48	(2.38)	6.91	1.08	3.71
Total from investment operations	(0.49)	5.52	(1.35)	7.83	1.88	4.43
Less distributions:
Distributions from net investment income	(0.36)	(1.15)	(0.98)	(0.85)	(0.78)	(0.77)
Net asset value at end of period	$41.23	$42.08	$37.71	$40.04	$33.06	$31.96
Total return	(1.17%) [2]	14.74%	(3.41%)	24.04%	6.08%	15.83%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.07% [3]	0.07%	0.07%	0.07%	0.07%	0.10% [4]
Net investment income (loss)	3.65% [3]	2.50%	2.70%	2.56%	2.52%	2.43%
Portfolio turnover rate[5]	5% [2]	14%	12%	15%	11%	7%
Net assets, end of period (x 1,000)	$3,613,831	$3,037,968	$1,823,208	$1,269,306	$790,052	$466,567

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective September 20, 2012, the annual operating expense ratio was reduced. The ratio presented for the period ended 2/28/13 is a blended ratio.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
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Schwab U.S. REIT ETF  |  Semiannual Report
See financial notes

Schwab U.S. REIT ETF
Portfolio Holdings as of August 31, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Diversified REITs 2.9%
American Assets Trust, Inc.	227,728	9,250,311
First Potomac Realty Trust	326,469	3,633,600
Forest City Realty Trust, Inc., Class A	1,193,514	28,596,596
Liberty Property Trust	808,000	34,420,800
PS Business Parks, Inc.	106,036	14,326,524
Washington Real Estate Investment Trust	420,112	13,804,880
		104,032,711

Health Care REITs 11.8%
HCP, Inc.	2,572,252	76,678,832
Healthcare Realty Trust, Inc.	676,659	22,519,212
LTC Properties, Inc.	216,052	10,506,609
Quality Care Properties, Inc. *	505,913	6,941,126
Senior Housing Properties Trust	1,291,216	25,462,779
Universal Health Realty Income Trust	71,062	5,380,104
Ventas, Inc.	1,943,504	133,013,414
Welltower, Inc.	2,004,746	146,787,502
		427,289,578

Hotel & Resort REITs 7.5%
Apple Hospitality REIT, Inc.	856,929	15,578,969
Ashford Hospitality Prime, Inc.	174,060	1,674,457
Ashford Hospitality Trust, Inc.	435,954	2,707,274
Chesapeake Lodging Trust	332,449	8,507,370
DiamondRock Hospitality Co.	1,110,087	12,199,856
FelCor Lodging Trust, Inc.	722,841	5,276,739
Hersha Hospitality Trust	228,818	4,242,286
Hospitality Properties Trust	894,375	24,470,100
Host Hotels & Resorts, Inc.	4,047,127	73,333,941
LaSalle Hotel Properties	620,180	17,600,709
Park Hotels & Resorts, Inc.	783,889	20,921,998
Pebblebrook Hotel Trust	379,783	12,756,911
RLJ Lodging Trust	689,213	13,908,318
Ryman Hospitality Properties, Inc.	278,038	16,521,018
Summit Hotel Properties, Inc.	583,692	8,661,989
Sunstone Hotel Investors, Inc.	1,200,408	18,966,447
Xenia Hotels & Resorts, Inc.	583,268	11,642,029
		268,970,411

Industrial REITs 8.8%
DCT Industrial Trust, Inc.	505,742	29,510,046
Duke Realty Corp.	1,948,174	57,899,731
EastGroup Properties, Inc.	185,869	16,516,319
First Industrial Realty Trust, Inc.	640,010	19,827,510
Prologis, Inc.	2,901,765	183,855,831
Rexford Industrial Realty, Inc.	389,120	11,693,056
		319,302,493

Office REITs 16.2%
Alexandria Real Estate Equities, Inc.	498,953	60,527,988
Boston Properties, Inc.	842,451	101,599,591
Security	Number of Shares	Value ($)
Brandywine Realty Trust	956,745	16,436,879
Columbia Property Trust, Inc.	678,656	14,251,776
Corporate Office Properties Trust	550,341	18,359,376
Cousins Properties, Inc.	2,315,175	21,646,886
Douglas Emmett, Inc.	846,462	32,978,160
Easterly Government Properties, Inc.	142,928	2,867,136
Equity Commonwealth *	679,406	21,020,822
Franklin Street Properties Corp.	585,016	5,832,610
Highwoods Properties, Inc.	558,715	29,181,684
Hudson Pacific Properties, Inc.	853,801	28,175,433
JBG SMITH Properties *	470,043	15,384,507
Kilroy Realty Corp.	536,749	37,159,133
Mack-Cali Realty Corp.	488,949	11,192,043
NorthStar Realty Europe Corp.	307,590	3,823,344
Paramount Group, Inc.	1,003,063	15,828,334
Parkway, Inc.	236,413	5,428,042
Piedmont Office Realty Trust, Inc., Class A	793,120	16,060,680
SL Green Realty Corp.	557,731	53,754,114
Tier REIT, Inc.	267,301	4,921,011
Vornado Realty Trust	942,602	70,214,423
		586,643,972

Residential REITs 21.7%
American Campus Communities, Inc.	736,341	35,042,468
American Homes 4 Rent, Class A	1,294,341	28,682,597
Apartment Investment & Management Co., Class A	861,547	39,053,926
AvalonBay Communities, Inc.	754,410	141,625,389
Camden Property Trust	480,376	42,984,045
Education Realty Trust, Inc.	404,605	15,633,937
Equity LifeStyle Properties, Inc.	445,803	39,743,337
Equity Residential	2,010,269	134,989,563
Essex Property Trust, Inc.	359,126	95,516,742
Independence Realty Trust, Inc.	319,193	3,284,496
Invitation Homes, Inc.	428,880	9,924,283
Mid-America Apartment Communities, Inc.	621,966	66,214,500
Monogram Residential Trust, Inc.	911,749	10,940,988
NexPoint Residential Trust, Inc.	94,799	2,208,817
Starwood Waypoint Homes	687,762	25,605,379
Sun Communities, Inc.	386,225	34,879,980
UDR, Inc.	1,459,801	56,669,475
		782,999,922

Retail REITs 19.8%
Acadia Realty Trust	463,248	13,290,585
Brixmor Property Group, Inc.	1,430,112	26,771,697
CBL & Associates Properties, Inc.	944,915	7,559,320
Cedar Realty Trust, Inc.	452,574	2,280,973
DDR Corp.	1,681,318	16,275,158
Federal Realty Investment Trust	396,424	50,318,098
GGP, Inc.	3,188,962	66,170,962
Kimco Realty Corp.	2,322,275	45,563,036
Kite Realty Group Trust	459,738	9,249,929
Pennsylvania Real Estate Investment Trust	377,365	3,784,971
Ramco-Gershenson Properties Trust	436,225	5,736,359
Regency Centers Corp.	801,039	51,522,828
Retail Opportunity Investments Corp.	600,514	11,914,198

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Schwab U.S. REIT ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Retail Properties of America, Inc., Class A	1,288,274	17,172,692
Saul Centers, Inc.	64,666	3,918,760
Seritage Growth Properties, Class A (a)	138,624	6,662,269
Simon Property Group, Inc.	1,708,771	268,020,731
Tanger Factory Outlet Centers, Inc.	534,038	12,496,489
Taubman Centers, Inc.	329,889	17,233,401
The Macerich Co.	650,739	34,339,497
Urban Edge Properties	572,664	14,402,500
Washington Prime Group, Inc.	1,033,854	8,632,681
Weingarten Realty Investors	644,582	20,652,407
		713,969,541

Specialized REITs 11.1%
CubeSmart	991,059	24,429,605
Digital Realty Trust, Inc.	876,048	103,671,520
DuPont Fabros Technology, Inc.	426,280	27,435,381
Extra Space Storage, Inc.	689,491	53,525,186
Life Storage, Inc.	253,780	18,675,670
National Storage Affiliates Trust	250,557	5,592,432
Public Storage	818,700	168,111,858
		401,441,652
Total Common Stock
(Cost $3,440,694,472)		3,604,650,280

Other Investment Companies 0.3% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.93% (b)	7,140,294	7,140,294

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.92% (b)	4,923,750	4,923,750
Total Other Investment Companies
(Cost $12,064,044)		12,064,044

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/15/17	70	8,645,350	29,224
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,854,060.
(b)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,604,650,280	$—	$—	$3,604,650,280
Other Investment Companies[1]	12,064,044	—	—	12,064,044
Futures Contracts[2]	29,224	—	—	29,224
Total	$3,616,743,548	$—	$—	$3,616,743,548
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2017.
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Schwab U.S. REIT ETF
Statement of Assets and Liabilities

As of August 31, 2017; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $3,447,834,766) including securities on loan of $4,854,060		$3,611,790,574
Collateral invested for securities on loan, at value (cost $4,923,750)		4,923,750
Deposit with broker for futures contracts		415,800
Receivables:
Fund shares sold		2,061,512
Dividends		1,765,082
Variation margin on futures contracts		48,027
Income from securities on loan	+	15,822
Total assets		3,621,020,567
Liabilities
Collateral held for securities on loan		4,923,750
Payables:
Investments bought		2,053,906
Investment adviser fees	+	211,962
Total liabilities		7,189,618
Net Assets
Total assets		3,621,020,567
Total liabilities	–	7,189,618
Net assets		$3,613,830,949
Net Assets by Source
Capital received from investors		3,446,112,834
Net investment income not yet distributed		33,355,241
Net realized capital losses		(29,622,158)
Net unrealized capital appreciation		163,985,032

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,613,830,949		87,650,000		$41.23

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Schwab U.S. REIT ETF
Statement of Operations

For the period March 1, 2017 through August 31, 2017; unaudited
Investment Income
Dividends		$61,772,328
Securities on loan, net	+	81,349
Total investment income		61,853,677
Expenses
Investment adviser fees		1,163,888
Total expenses	–	1,163,888
Net investment income		60,689,789
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(29,276,726)
Net realized gains on in-kind redemptions		12,021,811
Net realized gains on futures contracts	+	410,085
Net realized losses		(16,844,830)
Net change in unrealized appreciation (depreciation) on investments		(76,609,118)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(162,255)
Net change in unrealized appreciation (depreciation)	+	(76,771,373)
Net realized and unrealized losses		(93,616,203)
Decrease in net assets resulting from operations		($32,926,414)
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Schwab U.S. REIT ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/17-8/31/17		3/1/16-2/28/17
Net investment income		$60,689,789	$64,188,275
Net realized gains (losses)		(16,844,830)	28,034,704
Net change in unrealized appreciation (depreciation)	+	(76,771,373)	194,880,849
Increase (decrease) in net assets resulting from operations		(32,926,414)	287,103,828
Distributions to Shareholders
Distributions from net investment income		($28,367,700)	($71,668,635)

Transactions in Fund Shares
		3/1/17-8/31/17		3/1/16-2/28/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		16,900,000	$696,227,893	27,750,000	$1,158,636,462
Shares redeemed	+	(1,450,000)	(59,070,909)	(3,900,000)	(159,311,136)
Net transactions in fund shares		15,450,000	$637,156,984	23,850,000	$999,325,326
Shares Outstanding and Net Assets
		3/1/17-8/31/17		3/1/16-2/28/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		72,200,000	$3,037,968,079	48,350,000	$1,823,207,560
Total increase	+	15,450,000	575,862,870	23,850,000	1,214,760,519
End of period		87,650,000	$3,613,830,949	72,200,000	$3,037,968,079
Net investment income not yet distributed			$33,355,241		$1,033,152
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Schwab U.S. REIT ETF
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab U.S. REIT ETF is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. REIT ETF	Schwab U.S. TIPS ETF™
Schwab U.S. Broad Market ETF™	Schwab Short-Term U.S. Treasury ETF™
Schwab U.S. Large-Cap ETF™	Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. Large-Cap Growth ETF™	Schwab U.S. Aggregate Bond ETF™
Schwab U.S. Large-Cap Value ETF™	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Mid-Cap ETF™	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Small-Cap ETF™	Schwab Fundamental U.S. Small Company Index ETF
Schwab U.S. Dividend Equity ETF™	Schwab Fundamental International Large Company Index ETF
Schwab International Equity ETF™	Schwab Fundamental International Small Company Index ETF
Schwab International Small-Cap Equity ETF™	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab Emerging Markets Equity ETF™
The fund issues and redeems shares at its net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in certain other investment companies (underlying funds). For more information about the underlying funds' operations and policies, please refer to those funds' semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC).
Effective August 1, 2017, the fund adopted disclosure requirement changes for SEC Regulation S-X. The adopted changes are reflected throughout this report.
(a) Security Valuation:
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
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Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAV, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
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Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund's investments as of August 31, 2017 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust's Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreements. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Total costs and expenses, including lending agent fees and broker rebates, associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
As of August 31, 2017, the fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of August 31, 2017 are disclosed in the fund's Portfolio Holdings. The value of the securities on loan and investment of cash collateral are also disclosed in the fund's Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
The fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The fund policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
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Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Pursuant to the Investment Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, the investment adviser will pay the operating expenses of the fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund's organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictable. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund is not actively managed. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund's expenses, the fund’s performance may be below that of the index.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
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Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Small-Cap Company Risk. Securities issued by small-cap companies may be risker than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Real Estate Investment Risk. Due to the composition of the index, the fund concentrates its investments in real estate companies and companies related to the real estate industry. As such, the fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets. These risks include, among others: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
REITs Risk. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Further, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of the fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. The principal types of derivatives used by the fund are futures contracts. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as leverage risk, market risk and liquidity risk, are discussed elsewhere. The fund's use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
The fund’s use of derivatives is also subject to credit risk, lack-of-availability risk, valuation risk, correlation risk and tax risk. Credit risk is the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations. Lack-of-availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested.
Concentration Risk. To the extent that the fund's or the index's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class (including the real estate industry, as described above), the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of the fund shares may deviate, sometimes significantly, from NAV during periods of market volatility.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
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Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to an Advisory Agreement between CSIM and the trust.
For its advisory services to the fund, CSIM is entitled to receive an annual fee, payable monthly, equal to 0.07% of the fund's average daily net assets.
Investment from Affiliates
Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentage of shares of the fund that are owned by other Schwab funds as of August 31, 2017.
Schwab VIT Balanced Portfolio	0.1%
Schwab VIT Balanced with Growth Portfolio	0.2%
Schwab VIT Growth Portfolio	0.2%
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.0%*
Schwab Target 2020 Index Fund	0.0%*
Schwab Target 2025 Index Fund	0.0%*
Schwab Target 2030 Index Fund	0.0%*
Schwab Target 2035 Index Fund	0.0%*
Schwab Target 2040 Index Fund	0.0%*
Schwab Target 2045 Index Fund	0.0%*
Schwab Target 2050 Index Fund	0.0%*
Schwab Target 2055 Index Fund	0.0%*
Schwab Target 2060 Index Fund	0.0%*
*	Less than 0.05%
Interfund Transactions
The fund may engage in direct transactions with certain other Schwab funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2017, the fund's total aggregate security transactions with other Schwab funds was $22,366,005 and includes realized losses of $2,475,264.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board. The fund had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the fund.
State Street Bank and Trust Company (State Street) serves as the fund’s transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the fund’s shares.
State Street also serves as custodian and accountant for the fund. The custodian is responsible for the daily safekeeping of securities and cash held by the fund. The fund’s accountant maintains all books and records related to the fund’s transactions.
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Financial Notes, unaudited (continued)

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Credit Facility). Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Credit Facility. Effective March 1, 2017, where applicable, CSIM paid the commitment fee and any interest expense charged on any borrowings by the fund, since these expenses are now included in the advisory fee. There were no borrowings from the line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense. Since March 1, 2017, where applicable, CSIM paid any interest expense charged. The interest expense is determined based on a negotiated rate above the Federal Funds Rate.

8. Derivatives:
The fund entered into equity index futures contracts during the report period. The fund invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at August 31, 2017 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended August 31, 2017, the month-end average notional amounts of futures contracts held by the fund was $9,744,423 and the month-end average number of contracts held was 81.

9. Purchases and Sales/Maturities of Investment Securities:
For the period ended August 31, 2017, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab U.S. REIT ETF	$213,124,117	$177,583,879

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended August 31, 2017, were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab U.S. REIT ETF	$686,406,058	$52,621,925
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Financial Notes, unaudited (continued)

10. In-Kind Transactions (continued):
For the period ended August 31, 2017, the fund realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund's tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended August 31, 2017 are disclosed in the fund's Statement of Operations.

11. Federal Income Taxes
As of August 31, 2017, the tax basis cost of the fund's investments and gross unrealized appreciation and depreciation were as follows:
Tax cost	$3,458,163,149
Gross unrealized appreciation	$308,566,275
Gross unrealized depreciation	(150,334,006)
Net unrealized appreciation (depreciation)	$158,232,269
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2017, the fund had no capital loss carryforwards.
As of February 28, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund's financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended February 28, 2017, the fund did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab U.S. REIT ETF (the Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Fund at meetings held on April 19, 2017 and June 6, 2017, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting held on June 6, 2017. As part of the Board’s consideration of the continuance of the Agreement, the Board considered information it reviewed in connection with an amended and restated advisory agreement between the Trust and CSIM that was approved by the Board at a meeting held on January 18, 2017. A discussion regarding the basis for the Board’s approval of the amended and restated advisory agreement is available in the Fund’s 2017 annual report, which covers the period from March 1, 2016 through February 28, 2017. The
Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds;
3.	the Fund’s expenses and how those expenses compared to those of certain other comparable exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered information provided by CSIM relating to the Fund’s portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered Schwab’s reputation in connection with the OneSource exchange-traded fund offering and its overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other exchange-traded funds and relevant indices/benchmarks, in light of total return, yield, and market trends. As part of this review, the Trustees considered the composition of the peer category and the selection criteria. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the

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context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s operating expense ratio, in comparison to those of other comparable exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees noted that the Fund’s operating expense ratio was well below the average operating expense ratio charged by other funds in its peer group. The Trustees also considered fees charged by CSIM to mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses and methodology. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Fund’s shareholders by way of the relatively low advisory fee and unitary fee structure of the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 105 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	105	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	105	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	105	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	105	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	105	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	105	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	105	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	105	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	105	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	105	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	105	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – May 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – May 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	105	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays U.S. Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
Dow Jones U.S. Select REIT Index  An index that is a float-adjusted market-capitalization weighted index comprised of real estate investment trusts (REITs). REITs are real estate companies that own and commonly operate income-producing commercial and/or residential real estate. The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE EPRA/NAREIT Global Index (Net)  An index that provides a diverse representation of publicly traded equity real estate investment trusts (REITs) and listed property companies worldwide. The index constituents are free-float adjusted, and screened on liquidity, size and revenue. The index is comprised of countries in developed and emerging markets. The Net of Tax Index is calculated based on the maximum withholding tax rates applicable to dividends received by institutional investors who are not resident in the same country as the remitting company and who do not benefit from double taxation treaties.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.

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Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
real estate investment trust (REIT)  Real estate companies that own and commonly operate income producing commercial and/or residential real estate.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

31
Schwab U.S. REIT ETF  |  Semiannual Report

Notes

Schwab U.S. REIT ETF
Schwab ETFs™

Schwab ETFs are designed to be low-cost, diversified investments which follow broad market indices and provide exposure to specific segments of the market. These ETFs can serve as part of the foundation of a diversified portfolio. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs™
U.S. ETFs
Schwab U.S. Broad Market ETF™
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF™
Schwab U.S. Large-Cap Growth ETF™
Schwab U.S. Large-Cap Value ETF™
Schwab U.S. Mid-Cap ETF™
Schwab U.S. Small-Cap ETF™
Schwab U.S. Dividend Equity ETF™
Schwab U.S. REIT ETF™
International ETFs
Schwab International Equity ETF™
Schwab International Small-Cap Equity ETF™
Schwab Emerging Markets Equity ETF™
Fixed Income ETFs
Schwab U.S. TIPS ETF™
Schwab Short-Term U.S. Treasury ETF™
Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. Aggregate Bond ETF™
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs™
1-877-824-5615
© 2017 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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MFR63740-06
00199032

Semiannual Report  |  August 31, 2017
Schwab Fundamental Index* ETFs

Schwab Fundamental
U.S. Broad Market Index ETF
Schwab Fundamental
U.S. Large Company Index ETF
Schwab Fundamental
U.S. Small Company Index ETF
Schwab Fundamental
International Large Company
Index ETF
Schwab Fundamental
International Small Company
Index ETF
Schwab Fundamental
Emerging Markets Large
Company Index ETF
*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the schedules of Condensed Portfolio Holdings are sub-categories of Sector classifications.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended August 31, 2017
Schwab Fundamental U.S. Broad Market Index ETF (Ticker Symbol: FNDB)
Market Price Return[1]	1.55%
NAV Return[1]	1.67%
Russell RAFITM US Index	1.74%
Russell 3000® Index	5.23%
ETF Category: Morningstar Large Value[2]	1.62%
Performance Details	pages 7-8

Schwab Fundamental U.S. Large Company Index ETF (Ticker Symbol: FNDX)
Market Price Return[1]	1.93%
NAV Return[1]	1.90%
Russell RAFITM US Large Company Index	1.96%
Russell 1000® Index	5.50%
ETF Category: Morningstar Large Value[2]	1.62%
Performance Details	pages 9-10

Schwab Fundamental U.S. Small Company Index ETF (Ticker Symbol: FNDA)
Market Price Return[1]	-0.68%
NAV Return[1]	-0.71%
Russell RAFITM US Small Company Index	-0.69%
Russell 2000® Index	2.04%
ETF Category: Morningstar Small Blend[2]	0.69%
Performance Details	pages 11-12
Total Returns for the 6 Months Ended August 31, 2017
Schwab Fundamental International Large Company Index ETF (Ticker Symbol: FNDF)
Market Price Return[1]	11.42%
NAV Return[1]	11.00%
Russell RAFITM Developed ex US Large Company Index (Net)*	10.90%
MSCI EAFE® Index (Net)*	12.14%
ETF Category: Morningstar Foreign Large Value[2]	11.01%
Performance Details	pages 13-14

Schwab Fundamental International Small Company Index ETF (Ticker Symbol: FNDC)
Market Price Return[1]	13.45%
NAV Return[1]	12.77%
Russell RAFITM Developed ex US Small Company Index (Net)*	12.74%
S&P Developed ex-U.S. Small Cap Index (Net)*	14.62%
ETF Category: Morningstar Foreign Small/Mid Blend[2]	15.28%
Performance Details	pages 15-16

Schwab Fundamental Emerging Markets Large Company Index ETF (Ticker Symbol: FNDE)
Market Price Return[1]	11.15%
NAV Return[1]	10.28%
Russell RAFITM Emerging Markets Large Company Index (Net)*	10.47%
MSCI Emerging Markets Index (Net)*	18.02%
ETF Category: Morningstar Diversified Emerging Markets[2]	16.68%
Performance Details	pages 17-18
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for each fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Russell® is a trademark owned by Frank Russell Company (Russell). The Russell RAFI™ Index Series are calculated by Russell in conjunction with Research Affiliates® LLC (RA). Neither Russell nor RA sponsor, endorse or promote the Schwab Fundamental Index ETFs and are not in any way connected to them and do not accept any liability in relation to their issue, operation and trading. Any intellectual property rights in the index values and constituent list vests in Russell. “Research Affiliates®”, “Fundamental Index®” and “RAFI®” trade names are the exclusive property of RA. CSIM has obtained full license from Russell to use such intellectual property rights in the creation of the funds. For full disclaimer please see the funds' statement of additional information. Effective December 1, 2016, the name of the index was changed by the index provider. No other changes to the index have occurred.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
For more than 25 years, Charles Schwab Investment Management has been driven to give investors what they want and need—without confusion. One of our goals has been to reduce the complexity of investing. Our mutual funds and exchange-traded funds (ETFs) support this mission by reducing the complexity involved with building a diversified portfolio. The Schwab Fundamental Index ETFs have made equity investing more straightforward by eliminating the need to select individual stocks, saving shareholders time and money.
We have taken important steps over the years to democratize the investing landscape even further on behalf of investors by simplifying and lowering the cost of investing. For instance, earlier this year we reduced the expenses on all of the Fundamental Index ETFs, giving these funds among the lowest costs in the industry.
At Charles Schwab Investment Management, we also strive to take a straightforward approach in our communications. In this and in every shareholder report, we provide the funds’ financial statements and other information in a consistent format that we believe will help you to evaluate the

Asset Class Performance Comparison % returns during the 6 months ended August 31, 2017

These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not a guarantee of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
From the President (continued)

“ We have taken important steps over the years to democratize the investing landscape even further on behalf of investors by simplifying and lowering the cost of investing.”
performance of the funds. We aim to help you understand not only each fund’s return, but also how its investments are managed.
Our commitment to quality and transparency continues to win us both new business and recognition. During the second quarter, we achieved the largest ETF asset inflows in our history, topping $6 billion in quarterly flows for the second time since we began offering ETFs in 2009. And as of July, investors have entrusted us with $20 billion of their assets held in our Fundamental Index mutual funds and ETFs, reflecting the growing popularity of Fundamental Index strategies. Additionally, we were recently selected as one of Morningstar’s “9 Partners for the Next Decade,”1 reflecting our differentiation, low costs, repeatable investment processes, and adaptable business models.
We’re proud of these achievements, but more importantly, we’re honored to serve our investors. We’re committed to putting investors first by reducing cost and complexity—a commitment that will continue to inform how we operate and the decisions that we make.
Thank you for investing with Charles Schwab Investment Management. For more information about the Schwab Fundamental Index ETFs, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
[1]	Morningstar, “9 Partners for the Next Decade.” Laura Pavlenko Lutton and Greggory Warren, CFA: April 27, 2017. Morningstar looked collectively across four traits (differentiation, low costs, repeatable investment processes, and adaptable business models) to identify firms that they believe are representative of these trends.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
The Investment Environment

Over the six-month reporting period ended August 31, 2017, most equity markets performed well amid generally accommodative monetary policies and a strengthening global economy. Even with several spikes over the reporting period, overall market volatility lessened, and many stocks, both in the U.S. and abroad, continued to rise in the wake of expectations for policy changes from the Trump administration. Meanwhile, the U.S. dollar weakened against many major currencies over the reporting period, including the euro and the British pound. In this environment, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 5.65%, while the Russell RAFI™ US Large Company Index returned 1.96% over the same timeframe. In U.S. small-cap markets, the Russell 2000® Index and the Russell RAFI™ US Small Company Index returned 2.04% and -0.69%, respectively. Internationally, the MSCI EAFE ® Index (Net), a broad measure of developed international equity performance, returned 12.14%, while the Russell RAFI™ Developed ex US Large Company Index (Net) returned 10.90%. In emerging markets, the MSCI Emerging Markets Index (Net) and the Russell RAFI™ Emerging Markets Large Company Index (Net) returned 18.02% and 10.47%, respectively.
Central bank policies remained fairly accommodative over the six-month reporting period as inflation generally remained below targets, supporting both the global economy and global stock markets. Though the Federal Reserve (Fed) took additional steps toward a more normalized monetary policy environment, including raising the federal funds rate in March and June, short-term interest rates in the U.S. remained low compared to historical averages. Outside the U.S., the Bank of Japan maintained negative interest rates and continued to utilize yield curve management as a policy tool, while emphasizing that Japan’s policy stance would not change until inflation moved above the 2% target. The Bank of England left key interest rates at record lows and the European Central Bank (ECB) kept its interest rates unchanged, including a negative deposit facility rate. The ECB also reiterated on several occasions that though policy normalization was on the horizon, its bond purchase program would continue until at least the end of 2017. In emerging markets, central banks remained in different phases of monetary policy. For example, the People’s Bank of China maintained a “prudent and neutral” policy stance amid a generally stabilized Chinese economy, while the Central Bank of Brazil cut short-term interest rates several times over the six-month reporting period.
Global economic growth continued to improve over the reporting period, with the world’s major economies growing together for the first time in 10 years.1 In the U.S., the economy continued to chug along as it entered its ninth year of expansion. Nonfarm payrolls were steady and U.S. gross domestic product (GDP) grew modestly, while consumer confidence remained high and unemployment hovered near a 16-year low. Outside the U.S., many international economies continued to gain momentum. Unemployment in the eurozone fell to its lowest level in more than eight years, and solid retail sales and manufacturing Purchasing Managers Index helped propel economic growth in the region. Meanwhile Japan’s economy grew for the sixth straight quarter amid robust domestic demand and increased business spending. China’s economic outlook was positive as growth remained steady, and according to the International Monetary Fund, the country has the potential to sustain strong growth over the medium term. Low oil prices and U.S. sanctions continued to negatively affect the Russian economy, while Brazil emerged from its worst recession on record in 2017 amid two consecutive quarters of growth. However, charges of corruption against Brazil’s president weighed on local stocks and threatened to derail the fragile recovery.
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
[1]	As of August 2017, Organization for Economic Cooperation and Development.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Fund Management

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, leads the portfolio management team for Schwab’s Passive Equity Funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a Managing Director and Head of Americas Institutional Index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in Risk Management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF. He joined CSIM in 2008 and became a Portfolio Manager in September 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Schwab Equity Index Strategies team for four years. His first role with CSIM was as a trade operation specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Broad Market Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*
Fund: Schwab Fundamental U.S. Broad Market Index ETF (8/15/13)
Market Price Return[2]	1.55%	12.02%	7.03%	10.08%
NAV Return[2]	1.67%	12.22%	7.04%	10.11%
Russell RAFITM US Index	1.74%	12.46%	7.33%	10.43%
Russell 3000® Index	5.23%	16.06%	9.08%	11.82%
ETF Category: Morningstar Large Value[3]	1.62%	12.48%	6.11%	8.61%
Fund Expense Ratio[4]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Russell® is a trademark owned by Frank Russell Company (Russell). The Russell RAFI™ Index Series are calculated by Russell in conjunction with Research Affiliates® LLC (RA). Neither Russell nor RA sponsor, endorse or promote the Schwab Fundamental U.S. Broad Market Index ETF and are not in any way connected to it and do not accept any liability in relation to its issue, operation and trading. Any intellectual property rights in the index values and constituent list vests in Russell. “Research Affiliates®”, “Fundamental Index®” and “RAFI®” trade names are the exclusive property of RA. CSIM has obtained full license from Russell to use such intellectual property rights in the creation of this fund. For full disclaimer please see the fund’s statement of additional information. Effective December 1, 2016, the name of the index was changed by the index provider. No other changes to the index have occurred.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Broad Market Index ETF
Performance and Fund Facts as of August 31, 2017

Statistics1
Number of Holdings	1,411
Weighted Average Market Cap (millions)	$131,311
Price/Earnings Ratio (P/E)	19.7
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate[2,3]	5%
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Large Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*
Fund: Schwab Fundamental U.S. Large Company Index ETF (8/15/13)
Market Price Return[2]	1.93%	12.16%	7.06%	10.15%
NAV Return[2]	1.90%	12.20%	7.06%	10.15%
Russell RAFITM US Large Company Index	1.96%	12.45%	7.36%	10.47%
Russell 1000® Index	5.50%	16.16%	9.21%	12.07%
ETF Category: Morningstar Large Value[3]	1.62%	12.48%	6.11%	8.61%
Fund Expense Ratio[4]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Russell® is a trademark owned by Frank Russell Company (Russell). The Russell RAFI™ Index Series are calculated by Russell in conjunction with Research Affiliates® LLC (RA). Neither Russell nor RA sponsor, endorse or promote the Schwab Fundamental U.S. Large Company Index ETF and are not in any way connected to it and do not accept any liability in relation to its issue, operation and trading. Any intellectual property rights in the index values and constituent list vests in Russell. “Research Affiliates®”, “Fundamental Index®” and “RAFI®” trade names are the exclusive property of RA. CSIM has obtained full license from Russell to use such intellectual property rights in the creation of this fund. For full disclaimer please see the fund’s statement of additional information. Effective December 1, 2016, the name of the index was changed by the index provider. No other changes to the index have occurred.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Large Company Index ETF
Performance and Fund Facts as of August 31, 2017

Statistics1
Number of Holdings	665
Weighted Average Market Cap (millions)	$142,543
Price/Earnings Ratio (P/E)	19.6
Price/Book Ratio (P/B)	2.4
Portfolio Turnover Rate[2,3]	5%
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Small Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*
Fund: Schwab Fundamental U.S. Small Company Index ETF (8/15/13)
Market Price Return[2]	-0.68%	12.22%	6.76%	9.61%
NAV Return[2]	-0.71%	12.26%	6.74%	9.60%
Russell RAFITM US Small Company Index	-0.69%	12.46%	6.99%	9.91%
Russell 2000® Index	2.04%	14.91%	7.67%	9.02%
ETF Category: Morningstar Small Blend[3]	0.69%	12.67%	5.80%	7.72%
Fund Expense Ratio[4]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — Russell® is a trademark owned by Frank Russell Company (Russell). The Russell RAFI™ Index Series are calculated by Russell in conjunction with Research Affiliates® LLC (RA). Neither Russell nor RA sponsor, endorse or promote the Schwab Fundamental U.S. Small Company Index ETF and are not in any way connected to it and do not accept any liability in relation to its issue, operation and trading. Any intellectual property rights in the index values and constituent list vests in Russell. “Research Affiliates®”, “Fundamental Index®” and “RAFI®” trade names are the exclusive property of RA. CSIM has obtained full license from Russell to use such intellectual property rights in the creation of this fund. For full disclaimer please see the fund’s statement of additional information. Effective December 1, 2016, the name of the index was changed by the index provider. No other changes to the index have occurred.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Small Company Index ETF
Performance and Fund Facts as of August 31, 2017

Statistics1
Number of Holdings	910
Weighted Average Market Cap (millions)	$4,740
Price/Earnings Ratio (P/E)	20.6
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate[2,3]	14%
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental International Large Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*
Fund: Schwab Fundamental International Large Company Index ETF (8/15/13)
Market Price Return[2]	11.42%	19.65%	2.32%	5.30%
NAV Return[2]	11.00%	19.68%	2.29%	5.20%
Russell RAFITM Developed ex US Large Company Index (Net)[3]	10.90%	19.79%	2.39%	5.39%
MSCI EAFE® Index (Net)[3]	12.14%	17.64%	2.83%	4.84%
ETF Category: Morningstar Foreign Large Value[4]	11.01%	17.42%	1.24%	4.25%
Fund Expense Ratio[5]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — Russell® is a trademark owned by Frank Russell Company (Russell). The Russell RAFI™ Index Series are calculated by Russell in conjunction with Research Affiliates® LLC (RA). Neither Russell nor RA sponsor, endorse or promote the Schwab Fundamental International Large Company Index ETF and are not in any way connected to it and do not accept any liability in relation to its issue, operation and trading. Any intellectual property rights in the index values and constituent list vests in Russell. “Research Affiliates®”, “Fundamental Index®” and “RAFI®” trade names are the exclusive property of RA. CSIM has obtained full license from Russell to use such intellectual property rights in the creation of this fund. For full disclaimer please see the fund’s statement of additional information. Effective December 1, 2016, the name of the index was changed by the index provider. No other changes to the index have occurred.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental International Large Company Index ETF
Performance and Fund Facts as of August 31, 2017

Statistics1
Number of Holdings	843
Weighted Average Market Cap (millions)	$53,631
Price/Earnings Ratio (P/E)	15.0
Price/Book Ratio (P/B)	1.4
Portfolio Turnover Rate[2,3]	5%
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental International Small Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*
Fund: Schwab Fundamental International Small Company Index ETF (8/15/13)
Market Price Return[2]	13.45%	22.08%	7.80%	9.18%
NAV Return[2]	12.77%	21.86%	7.81%	9.05%
Russell RAFITM Developed ex US Small Company Index (Net)[3]	12.74%	22.18%	8.17%	9.55%
S&P Developed ex-U.S. Small Cap Index (Net)[3]	14.62%	20.16%	6.54%	8.63%
ETF Category: Morningstar Foreign Small/Mid Blend[4]	15.28%	22.16%	6.16%	7.92%
Fund Expense Ratio[5]: 0.39%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — Russell® is a trademark owned by Frank Russell Company (Russell). The Russell RAFI™ Index Series are calculated by Russell in conjunction with Research Affiliates® LLC (RA). Neither Russell nor RA sponsor, endorse or promote the Schwab Fundamental International Small Company Index ETF and are not in any way connected to it and do not accept any liability in relation to its issue, operation and trading. Any intellectual property rights in the index values and constituent list vests in Russell. “Research Affiliates®”, “Fundamental Index®” and “RAFI®” trade names are the exclusive property of RA. CSIM has obtained full license from Russell to use such intellectual property rights in the creation of this fund. For full disclaimer please see the fund’s statement of additional information. Effective December 1, 2016, the name of the index was changed by the index provider. No other changes to the index have occurred.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental International Small Company Index ETF
Performance and Fund Facts as of August 31, 2017

Statistics1
Number of Holdings	1,475
Weighted Average Market Cap (millions)	$3,863
Price/Earnings Ratio (P/E)	16.2
Price/Book Ratio (P/B)	1.4
Portfolio Turnover Rate[2,3]	10%
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception*
Fund: Schwab Fundamental Emerging Markets Large Company Index ETF (8/15/13)
Market Price Return[2]	11.15%	26.91%	1.70%	4.90%
NAV Return[2]	10.28%	26.39%	1.68%	4.83%
Russell RAFITM Emerging Markets Large Company Index (Net)[3]	10.47%	27.07%	2.22%	5.43%
MSCI Emerging Markets Index (Net)[3]	18.02%	24.53%	2.38%	5.41%
ETF Category: Morningstar Diversified Emerging Markets[4]	16.68%	21.69%	1.68%	4.54%
Fund Expense Ratio[5]: 0.39%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — Russell® is a trademark owned by Frank Russell Company (Russell). The Russell RAFI™ Index Series are calculated by Russell in conjunction with Research Affiliates® LLC (RA). Neither Russell nor RA sponsor, endorse or promote the Schwab Fundamental Emerging Markets Large Company Index ETF and are not in any way connected to it and do not accept any liability in relation to its issue, operation and trading. Any intellectual property rights in the index values and constituent list vests in Russell. “Research Affiliates®”, “Fundamental Index®” and “RAFI®” trade names are the exclusive property of RA. CSIM has obtained full license from Russell to use such intellectual property rights in the creation of this fund. For full disclaimer please see the fund’s statement of additional information. Effective December 1, 2016, the name of the index was changed by the index provider. No other changes to the index have occurred.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index ETF
Performance and Fund Facts as of August 31, 2017

Statistics1
Number of Holdings	310
Weighted Average Market Cap (millions)	$69,410
Price/Earnings Ratio (P/E)	11.9
Price/Book Ratio (P/B)	1.2
Portfolio Turnover Rate[2,3]	8%
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2017 and held through August 31, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 3/1/17	Ending Account Value (Net of Expenses) at 8/31/17	Expenses Paid During Period 3/1/17-8/31/17[2]
Schwab Fundamental U.S. Broad Market Index ETF
Actual Return	0.25%	$1,000.00	$1,016.70	$1.27
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.94	$1.28
Schwab Fundamental U.S. Large Company Index ETF
Actual Return	0.25%	$1,000.00	$1,019.00	$1.27
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.94	$1.28
Schwab Fundamental U.S. Small Company Index ETF
Actual Return	0.25%	$1,000.00	$ 992.90	$1.26
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.94	$1.28
Schwab Fundamental International Large Company Index ETF
Actual Return	0.25%	$1,000.00	$1,110.00	$1.33
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.94	$1.28
Schwab Fundamental International Small Company Index ETF
Actual Return	0.39%	$1,000.00	$1,127.70	$2.09
Hypothetical 5% Return	0.39%	$1,000.00	$1,023.23	$1.99
Schwab Fundamental Emerging Markets Large Company Index ETF
Actual Return	0.39%	$1,000.00	$1,102.80	$2.07
Hypothetical 5% Return	0.39%	$1,000.00	$1,023.23	$1.99

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights.
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Broad Market Index ETF
Financial Statements
Financial Highlights
	3/1/17– 8/31/17*	3/1/16– 2/28/17	3/1/15– 2/29/16	3/1/14– 2/28/15	8/14/13 [1]– 2/28/14
Per-Share Data
Net asset value at beginning of period	$33.82	$27.37	$30.54	$27.36	$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.40 [2]	0.67 [2]	0.65 [2]	0.54	0.21
Net realized and unrealized gains (losses)	0.16	6.45	(3.18)	3.14	2.28
Total from investment operations	0.56	7.12	(2.53)	3.68	2.49
Less distributions:
Distributions from net investment income	(0.32)	(0.67)	(0.64)	(0.50)	(0.13)
Net asset value at end of period	$34.06	$33.82	$27.37	$30.54	$27.36
Total return	1.67% [3]	26.32%	(8.34%)	13.54%	9.99% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [4]	0.32%	0.32%	0.32%	0.32% [4]
Net investment income (loss)	2.33% [4]	2.17%	2.23%	2.14%	2.11% [4]
Portfolio turnover rate[5]	5% [3]	10%	12%	10%	5% [3]
Net assets, end of period (x 1,000)	$267,385	$263,785	$166,985	$212,247	$58,823

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Condensed Portfolio Holdings  as of August 31, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund's Form N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 1.4%
General Motors Co.	34,235	0.5	1,250,947
Other Securities		0.9	2,584,905
		1.4	3,835,852

Banks 5.0%
Bank of America Corp.	61,555	0.5	1,470,549
Citigroup, Inc.	30,675	0.8	2,086,820
JPMorgan Chase & Co.	34,472	1.2	3,133,160
Wells Fargo & Co.	46,819	0.9	2,391,046
Other Securities		1.6	4,392,487
		5.0	13,474,062

Capital Goods 8.6%
3M Co.	6,149	0.5	1,256,364
Caterpillar, Inc.	10,223	0.4	1,201,100
General Electric Co.	96,647	0.9	2,372,684
The Boeing Co.	5,903	0.5	1,414,713
United Technologies Corp.	11,913	0.5	1,426,224
Other Securities		5.8	15,433,958
		8.6	23,105,043

Commercial & Professional Services 1.0%
Other Securities		1.0	2,589,605

Consumer Durables & Apparel 1.3%
Other Securities		1.3	3,577,622

Consumer Services 2.2%
McDonald's Corp.	11,108	0.7	1,776,947
Other Securities		1.5	4,033,494
		2.2	5,810,441

Diversified Financials 4.7%
Berkshire Hathaway, Inc., Class B *	15,230	1.0	2,759,067
The Charles Schwab Corp. (a)	3,526	0.1	140,687
The Goldman Sachs Group, Inc.	5,734	0.5	1,282,925
Other Securities		3.1	8,430,902
		4.7	12,613,581

Energy 11.7%
Chevron Corp.	54,950	2.2	5,913,719
ConocoPhillips	49,392	0.8	2,156,455
Security	Number of Shares	% of Net Assets	Value ($)
Exxon Mobil Corp.	115,992	3.3	8,853,669
Marathon Petroleum Corp.	20,312	0.4	1,065,364
Phillips 66	18,243	0.6	1,528,946
Schlumberger Ltd.	17,783	0.4	1,129,398
Valero Energy Corp.	22,100	0.6	1,505,010
Other Securities		3.4	9,049,126
		11.7	31,201,687

Food & Staples Retailing 3.4%
Costco Wholesale Corp.	6,692	0.4	1,048,904
CVS Health Corp.	26,412	0.8	2,042,704
Wal-Mart Stores, Inc.	46,095	1.3	3,598,637
Other Securities		0.9	2,349,260
		3.4	9,039,505

Food, Beverage & Tobacco 4.4%
PepsiCo, Inc.	15,652	0.7	1,811,406
Philip Morris International, Inc.	18,333	0.8	2,143,678
The Coca-Cola Co.	39,497	0.7	1,799,088
Other Securities		2.2	6,031,939
		4.4	11,786,111

Health Care Equipment & Services 5.5%
Anthem, Inc.	7,700	0.6	1,509,508
Express Scripts Holding Co. *	16,777	0.4	1,053,931
UnitedHealth Group, Inc.	11,403	0.8	2,268,057
Other Securities		3.7	9,964,652
		5.5	14,796,148

Household & Personal Products 1.8%
The Procter & Gamble Co.	33,715	1.2	3,110,883
Other Securities		0.6	1,704,567
		1.8	4,815,450

Insurance 3.7%
American International Group, Inc.	24,466	0.6	1,479,704
Other Securities		3.1	8,478,775
		3.7	9,958,479

Materials 4.2%
Other Securities		4.2	11,338,915

Media 3.0%
Comcast Corp., Class A	44,750	0.7	1,817,297
The Walt Disney Co.	15,655	0.6	1,584,286

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Condensed Portfolio Holdings  as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Time Warner, Inc.	13,673	0.5	1,382,340
Other Securities		1.2	3,117,042
		3.0	7,900,965

Pharmaceuticals, Biotechnology & Life Sciences 5.7%
Amgen, Inc.	6,249	0.4	1,110,885
Johnson & Johnson	22,411	1.1	2,966,544
Merck & Co., Inc.	34,070	0.8	2,175,710
Pfizer, Inc.	100,247	1.3	3,400,378
Other Securities		2.1	5,679,837
		5.7	15,333,354

Real Estate 2.1%
Other Securities		2.1	5,519,925

Retailing 4.4%
Lowe's Cos., Inc.	14,947	0.4	1,104,434
The Home Depot, Inc.	12,858	0.7	1,927,028
Other Securities		3.3	8,792,136
		4.4	11,823,598

Semiconductors & Semiconductor Equipment 2.9%
Intel Corp.	83,849	1.1	2,940,584
Other Securities		1.8	4,715,450
		2.9	7,656,034

Software & Services 7.2%
International Business Machines Corp.	19,940	1.1	2,852,018
Microsoft Corp.	62,087	1.7	4,642,245
Oracle Corp.	36,643	0.7	1,844,242
Other Securities		3.7	9,854,722
		7.2	19,193,227

Technology Hardware & Equipment 6.0%
Apple, Inc.	47,356	2.9	7,766,384
Cisco Systems, Inc.	58,073	0.7	1,870,531
Other Securities		2.4	6,288,530
		6.0	15,925,445

Telecommunication Services 3.0%
AT&T, Inc.	110,586	1.5	4,142,551
Verizon Communications, Inc.	58,699	1.1	2,815,791
Other Securities		0.4	1,013,094
		3.0	7,971,436

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.2%
Union Pacific Corp.	10,062	0.4	1,059,529
Other Securities		1.8	4,835,506
		2.2	5,895,035

Utilities 4.1%
Other Securities		4.1	10,947,916
Total Common Stock
(Cost $235,599,208)			266,109,436

Other Investment Companies 0.8% of net assets

Money Market Fund 0.2%
Other Securities		0.2	526,652

Securities Lending Collateral 0.6%
Wells Fargo Government Money Market Fund, Select Class 0.92% (c)		0.6	1,646,898
Total Other Investment Companies
(Cost $2,173,550)			2,173,550

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/15/17	10	1,235,050	7,219
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,592,372.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

The fund may engage in certain transactions involving affiliates. For instance, the fund may own shares of The Charles Schwab Corporation (CSC) if that company is included in its index. Below is the summary of investment activities involving CSC shares owned by the fund during the report period:
	Balance of Shares Held at 2/28/17	Gross Purchases	Gross Sales	Balance of Shares Held at 8/31/17	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses) 3/1/17 to 8/31/17	Dividends Received 3/1/17 to 8/31/17
The Charles Schwab Corp.	3,460	154	(88)	3,526	($3,435)	$1,440	$566

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Condensed Portfolio Holdings  as of August 31, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$266,109,436	$—	$—	$266,109,436
Other Investment Companies[1]	2,173,550	—	—	2,173,550
Futures Contracts[2]	7,219	—	—	7,219
Total	$268,290,205	$—	$—	$268,290,205
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2017.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Statement of Assets and Liabilities

As of August 31, 2017; unaudited
Assets
Investments in affiliated issuers, at value (cost $101,692)		$140,687
Investments in unaffiliated issuers, at value (cost $236,024,168) including securities on loan of $1,592,372		266,495,401
Collateral invested for securities on loan, at value (cost $1,646,898)		1,646,898
Deposit with broker for futures contracts		37,800
Receivables:
Dividends		758,021
Variation margin on futures contracts		6,476
Income from securities on loan	+	3,066
Total assets		269,088,349
Liabilities
Collateral held for securities on loan		1,646,898
Payables:
Investment adviser fees	+	56,521
Total liabilities		1,703,419
Net Assets
Total assets		269,088,349
Total liabilities	–	1,703,419
Net assets		$267,384,930
Net Assets by Source
Capital received from investors		235,247,524
Net investment income not yet distributed		1,369,637
Net realized capital gains		250,322
Net unrealized capital appreciation		30,517,447

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$267,384,930		7,850,000		$34.06

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Statement of Operations

For the period March 1, 2017 through August 31, 2017; unaudited
Investment Income
Dividends received from affiliated issuer		$566
Dividends received from unaffiliated issuers (net of foreign withholding tax of $420)		3,440,497
Securities on loan, net	+	16,217
Total investment income		3,457,280
Expenses
Investment adviser fees		335,155
Total expenses	–	335,155
Net investment income		3,122,125
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		1,440
Net realized losses on unaffiliated investments		(274,715)
Net realized gains on in-kind redemptions on unaffiliated investments		3,248,150
Net realized gains on futures contracts	+	46,513
Net realized gains		3,021,388
Net change in unrealized appreciation (depreciation) on affiliated issuer		(3,435)
Net change in unrealized appreciation (depreciation) on unaffiliated investments		(1,682,506)
Net change in unrealized appreciation (depreciation) on futures contracts	+	1,265
Net change in unrealized appreciation (depreciation)	+	(1,684,676)
Net realized and unrealized gains		1,336,712
Increase in net assets resulting from operations		$4,458,837

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/17-8/31/17		3/1/16-2/28/17
Net investment income		$3,122,125	$4,494,021
Net realized gains (losses)		3,021,388	(1,845,642)
Net change in unrealized appreciation (depreciation)	+	(1,684,676)	45,114,560
Increase in net assets resulting from operations		4,458,837	47,762,939
Distributions to Shareholders
Distributions from net investment income		($2,520,160)	($4,414,601)

Transactions in Fund Shares
		3/1/17-8/31/17		3/1/16-2/28/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		350,000	$11,763,644	1,700,000	$53,451,725
Shares redeemed	+	(300,001)	(10,101,985)	—	—
Net transactions in fund shares		49,999	$1,661,659	1,700,000	$53,451,725
Shares Outstanding and Net Assets
		3/1/17-8/31/17		3/1/16-2/28/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,800,001	$263,784,594	6,100,001	$166,984,531
Total increase	+	49,999	3,600,336	1,700,000	96,800,063
End of period		7,850,000	$267,384,930	7,800,001	$263,784,594
Net investment income not yet distributed			$1,369,637		$767,672

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Financial Statements
Financial Highlights
	3/1/17– 8/31/17*	3/1/16– 2/28/17	3/1/15– 2/29/16	3/1/14– 2/28/15	8/14/13 [1]– 2/28/14
Per-Share Data
Net asset value at beginning of period	$33.91	$27.57	$30.55	$27.27	$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.41 [2]	0.70 [2]	0.69 [2]	0.52	0.21
Net realized and unrealized gains (losses)	0.23	6.29	(3.10)	3.25	2.18
Total from investment operations	0.64	6.99	(2.41)	3.77	2.39
Less distributions:
Distributions from net investment income	(0.31)	(0.65)	(0.57)	(0.49)	(0.12)
Net asset value at end of period	$34.24	$33.91	$27.57	$30.55	$27.27
Total return	1.90% [3]	25.66%	(7.92%)	13.92%	9.59% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [4]	0.32%	0.32%	0.32%	0.32% [4]
Net investment income (loss)	2.42% [4]	2.26%	2.39%	2.24%	2.20% [4]
Portfolio turnover rate[5]	5% [3]	10%	11%	10%	6% [3]
Net assets, end of period (x 1,000)	$3,018,195	$2,197,623	$893,389	$336,043	$72,259

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund's Form N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.5%
General Motors Co.	422,688	0.5	15,445,020
Other Securities		1.0	29,619,190
		1.5	45,064,210

Banks 5.0%
Bank of America Corp.	773,323	0.6	18,474,687
Citigroup, Inc.	380,595	0.9	25,891,878
JPMorgan Chase & Co.	425,633	1.3	38,685,783
Wells Fargo & Co.	575,195	1.0	29,375,209
Other Securities		1.2	39,257,786
		5.0	151,685,343

Capital Goods 8.4%
3M Co.	74,613	0.5	15,244,928
Caterpillar, Inc.	127,242	0.5	14,949,663
General Electric Co.	1,198,752	1.0	29,429,362
The Boeing Co.	71,943	0.6	17,241,859
United Technologies Corp.	145,045	0.6	17,364,787
Other Securities		5.2	158,197,468
		8.4	252,428,067

Commercial & Professional Services 0.6%
Other Securities		0.6	17,760,740

Consumer Durables & Apparel 1.2%
Other Securities		1.2	36,466,138

Consumer Services 1.9%
McDonald's Corp.	135,480	0.7	21,672,736
Other Securities		1.2	36,110,534
		1.9	57,783,270

Diversified Financials 4.8%
Berkshire Hathaway, Inc., Class B *	188,230	1.1	34,099,747
The Charles Schwab Corp. (a)	39,188	0.1	1,563,601
The Goldman Sachs Group, Inc.	70,774	0.5	15,834,975
Other Securities		3.1	92,036,618
		4.8	143,534,941

Energy 12.3%
Chevron Corp.	678,362	2.4	73,005,318
ConocoPhillips	606,301	0.9	26,471,102
Security	Number of Shares	% of Net Assets	Value ($)
Exxon Mobil Corp.	1,429,908	3.6	109,144,878
Marathon Petroleum Corp.	247,457	0.4	12,979,120
Phillips 66	225,298	0.6	18,882,225
Schlumberger Ltd.	219,094	0.5	13,914,660
Valero Energy Corp.	270,179	0.6	18,399,190
Other Securities		3.3	99,517,538
		12.3	372,314,031

Food & Staples Retailing 3.6%
Costco Wholesale Corp.	82,128	0.4	12,872,743
CVS Health Corp.	326,947	0.8	25,286,081
Wal-Mart Stores, Inc.	570,659	1.5	44,551,348
Other Securities		0.9	26,738,531
		3.6	109,448,703

Food, Beverage & Tobacco 4.6%
PepsiCo, Inc.	193,814	0.7	22,430,094
Philip Morris International, Inc.	223,728	0.9	26,160,515
The Coca-Cola Co.	488,740	0.7	22,262,107
Other Securities		2.3	67,771,021
		4.6	138,623,737

Health Care Equipment & Services 5.6%
Anthem, Inc.	93,514	0.6	18,332,485
Express Scripts Holding Co. *	206,018	0.4	12,942,051
UnitedHealth Group, Inc.	139,966	0.9	27,839,237
Other Securities		3.7	110,487,201
		5.6	169,600,974

Household & Personal Products 1.9%
The Procter & Gamble Co.	414,353	1.3	38,232,351
Other Securities		0.6	19,087,165
		1.9	57,319,516

Insurance 3.8%
American International Group, Inc.	302,470	0.6	18,293,386
Other Securities		3.2	96,255,634
		3.8	114,549,020

Materials 4.0%
Other Securities		4.0	122,221,308

Media 3.0%
Comcast Corp., Class A	556,650	0.7	22,605,557
The Walt Disney Co.	195,422	0.7	19,776,706

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Time Warner, Inc.	166,607	0.6	16,843,968
Other Securities		1.0	32,123,910
		3.0	91,350,141

Pharmaceuticals, Biotechnology & Life Sciences 6.0%
Amgen, Inc.	77,660	0.5	13,805,618
Johnson & Johnson	277,186	1.2	36,691,111
Merck & Co., Inc.	419,768	0.9	26,806,385
Pfizer, Inc.	1,234,277	1.4	41,866,676
Other Securities		2.0	61,085,465
		6.0	180,255,255

Real Estate 1.3%
Other Securities		1.3	39,697,138

Retailing 4.4%
Lowe's Cos., Inc.	181,150	0.4	13,385,174
The Home Depot, Inc.	157,730	0.8	23,638,995
Other Securities		3.2	96,038,139
		4.4	133,062,308

Semiconductors & Semiconductor Equipment 2.9%
Intel Corp.	1,034,522	1.2	36,280,687
Other Securities		1.7	52,128,717
		2.9	88,409,404

Software & Services 7.3%
International Business Machines Corp.	244,801	1.2	35,013,887
Microsoft Corp.	761,965	1.9	56,972,123
Oracle Corp.	454,149	0.8	22,857,319
Other Securities		3.4	104,070,726
		7.3	218,914,055

Technology Hardware & Equipment 6.0%
Apple, Inc.	583,903	3.2	95,760,092
Cisco Systems, Inc.	714,369	0.8	23,009,825
Other Securities		2.0	63,905,641
		6.0	182,675,558

Telecommunication Services 3.2%
AT&T, Inc.	1,360,526	1.7	50,965,304
Verizon Communications, Inc.	718,401	1.1	34,461,696
Other Securities		0.4	10,930,374
		3.2	96,357,374

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.2%
Union Pacific Corp.	122,586	0.4	12,908,306
Other Securities		1.8	52,374,664
		2.2	65,282,970

Utilities 4.2%
Other Securities		4.2	125,520,762
Total Common Stock
(Cost $2,769,717,336)			3,010,324,963

Other Investment Companies 0.8% of net assets

Money Market Fund 0.2%
Other Securities		0.2	6,604,197

Securities Lending Collateral 0.6%
Wells Fargo Government Money Market Fund, Select Class 0.92% (c)		0.6	17,801,055
Total Other Investment Companies
(Cost $24,405,252)			24,405,252

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/15/17	62	7,657,310	82,252
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $17,201,227.
(c)	The rate shown is the 7-day yield.

The fund may engage in certain transactions involving affiliates. For instance, the fund may own shares of The Charles Schwab Corporation (CSC) if that company is included in its index. Below is the summary of investment activities involving CSC shares owned by the fund during the report period:
	Balance of Shares Held at 2/28/17	Gross Purchases	Gross Sales	Balance of Shares Held at 8/31/17	Net change in unrealized appreciation (depreciation)	Realized Gains(Losses) 3/1/17 to 8/31/17	Dividends Received 3/1/17 to 8/31/17
The Charles Schwab Corp.	31,379	11,024	(3,215)	39,188	($19,007)	($2,065)	$5,956

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,010,324,963	$—	$—	$3,010,324,963
Other Investment Companies[1]	24,405,252	—	—	24,405,252
Futures Contracts[2]	82,252	—	—	82,252
Total	$3,034,812,467	$—	$—	$3,034,812,467
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2017.

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental U.S. Large Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2017; unaudited
Assets
Investments in affiliated issuers, at value (cost $1,295,834)		$1,563,601
Investments in unaffiliated issuers, at value (cost $2,775,025,699) including securities on loan of $17,201,227		3,015,365,559
Collateral invested for securities on loan, at value (cost $17,801,055)		17,801,055
Deposit with broker for futures contracts		474,600
Receivables:
Fund shares sold		18,757,537
Dividends		8,857,274
Variation margin on futures contracts		40,958
Income from securities on loan	+	29,402
Total assets		3,062,889,986
Liabilities
Collateral held for securities on loan		17,801,055
Payables:
Investments bought		26,270,149
Investment adviser fees	+	624,059
Total liabilities		44,695,263
Net Assets
Total assets		3,062,889,986
Total liabilities	–	44,695,263
Net assets		$3,018,194,723
Net Assets by Source
Capital received from investors		2,778,867,353
Net investment income not yet distributed		15,088,156
Net realized capital losses		(16,450,665)
Net unrealized capital appreciation		240,689,879

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,018,194,723		88,150,000		$34.24

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental U.S. Large Company Index ETF
Statement of Operations

For the period March 1, 2017 through August 31, 2017; unaudited
Investment Income
Dividends received from affiliated issuer		$5,956
Dividends received from unaffiliated issuers (net of foreign withholding tax of $2,879)		34,972,067
Securities on loan, net	+	169,091
Total investment income		35,147,114
Expenses
Investment adviser fees		3,291,374
Total expenses	–	3,291,374
Net investment income		31,855,740
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(2,065)
Net realized losses on unaffiliated investments		(9,594,454)
Net realized gains on in-kind redemptions on unaffiliated investments		2,174,371
Net realized gains on futures contracts	+	415,695
Net realized losses		(7,006,453)
Net change in unrealized appreciation (depreciation) on affiliated issuer		(19,007)
Net change in unrealized appreciation (depreciation) on unaffiliated investments		28,972,880
Net change in unrealized appreciation (depreciation) on futures contracts	+	21,151
Net change in unrealized appreciation (depreciation)	+	28,975,024
Net realized and unrealized gains		21,968,571
Increase in net assets resulting from operations		$53,824,311

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/17-8/31/17		3/1/16-2/28/17
Net investment income		$31,855,740	$32,934,872
Net realized gains (losses)		(7,006,453)	22,627
Net change in unrealized appreciation (depreciation)	+	28,975,024	284,349,812
Increase in net assets resulting from operations		53,824,311	317,307,311
Distributions to Shareholders
Distributions from net investment income		($23,436,435)	($29,673,625)

Transactions in Fund Shares
		3/1/17-8/31/17		3/1/16-2/28/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		23,800,000	$805,455,576	33,300,000	$1,044,664,871
Shares redeemed	+	(450,001)	(15,271,681)	(900,000)	(28,064,322)
Net transactions in fund shares		23,349,999	$790,183,895	32,400,000	$1,016,600,549
Shares Outstanding and Net Assets
		3/1/17-8/31/17		3/1/16-2/28/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		64,800,001	$2,197,622,952	32,400,001	$893,388,717
Total increase	+	23,349,999	820,571,771	32,400,000	1,304,234,235
End of period		88,150,000	$3,018,194,723	64,800,001	$2,197,622,952
Net investment income not yet distributed			$15,088,156		$6,668,851

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental U.S. Small Company Index ETF
Financial Statements
Financial Highlights
	3/1/17– 8/31/17*	3/1/16– 2/28/17	3/1/15– 2/29/16	3/1/14– 2/28/15	8/14/13 [1]– 2/28/14
Per-Share Data
Net asset value at beginning of period	$34.89	$26.47	$30.68	$28.44	$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.30 [2]	0.45 [2]	0.41 [2]	0.34	0.12
Net realized and unrealized gains (losses)	(0.55)	8.37	(4.25)	2.22	3.41
Total from investment operations	(0.25)	8.82	(3.84)	2.56	3.53
Less distributions:
Distributions from net investment income	(0.20)	(0.40)	(0.37)	(0.32)	(0.09)
Net asset value at end of period	$34.44	$34.89	$26.47	$30.68	$28.44
Total return	(0.71%) [3]	33.56%	(12.60%)	9.06%	14.14% [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [4]	0.32%	0.32%	0.32%	0.32% [4]
Net investment income (loss)	1.71% [4]	1.43%	1.43%	1.32%	1.16% [4]
Portfolio turnover rate[5]	14% [3]	23%	23%	22%	9% [3]
Net assets, end of period (x 1,000)	$2,024,968	$1,568,402	$608,865	$187,141	$55,465

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund's Form N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.8%
Other Securities		0.8	15,699,771

Banks 5.4%
East West Bancorp, Inc.	89,155	0.2	4,936,512
Other Securities		5.2	104,222,110
		5.4	109,158,622

Capital Goods 12.0%
Armstrong World Industries, Inc. *	134,605	0.3	6,393,737
GATX Corp. (a)	80,446	0.2	4,873,419
Kennametal, Inc.	151,375	0.3	5,298,125
Triumph Group, Inc.	209,431	0.3	5,508,035
Other Securities		10.9	220,651,121
		12.0	242,724,437

Commercial & Professional Services 5.2%
Copart, Inc. *	155,937	0.3	5,097,581
IHS Markit Ltd. *	134,805	0.3	6,314,266
The Brink's Co.	64,062	0.2	5,025,664
Verisk Analytics, Inc. *	75,104	0.3	6,087,179
Other Securities		4.1	82,806,215
		5.2	105,330,905

Consumer Durables & Apparel 2.9%
Other Securities		2.9	59,152,144

Consumer Services 5.2%
Graham Holdings Co., Class B	8,584	0.2	5,040,525
Hilton Worldwide Holdings, Inc.	78,323	0.2	5,038,519
Weight Watchers International, Inc. *	214,616	0.5	10,046,175
Other Securities		4.3	85,170,750
		5.2	105,295,969

Diversified Financials 4.4%
E*TRADE Financial Corp. *	134,381	0.3	5,510,965
FNFV Group *	503,697	0.4	8,487,294
Other Securities		3.7	74,454,513
		4.4	88,452,772

Security	Number of Shares	% of Net Assets	Value ($)
Energy 4.4%
Cimarex Energy Co.	49,732	0.2	4,957,783
Other Securities		4.2	83,648,749
		4.4	88,606,532

Food & Staples Retailing 0.8%
Other Securities		0.8	15,523,105

Food, Beverage & Tobacco 2.5%
Sanderson Farms, Inc.	44,754	0.3	6,602,110
Other Securities		2.2	44,595,596
		2.5	51,197,706

Health Care Equipment & Services 4.7%
IDEXX Laboratories, Inc. *	34,865	0.3	5,419,067
Select Medical Holdings Corp. *	291,489	0.3	5,421,695
The Cooper Cos., Inc.	20,633	0.3	5,175,375
Other Securities		3.8	79,245,516
		4.7	95,261,653

Household & Personal Products 0.7%
Edgewell Personal Care Co. *	64,741	0.2	4,916,431
Other Securities		0.5	10,126,735
		0.7	15,043,166

Insurance 3.0%
Other Securities		3.0	60,515,778

Materials 6.7%
AptarGroup, Inc.	76,331	0.3	6,382,035
Cabot Corp.	100,734	0.3	5,306,667
Olin Corp.	152,466	0.2	4,913,979
Southern Copper Corp.	145,602	0.3	5,926,001
Other Securities		5.6	112,873,069
		6.7	135,401,751

Media 2.2%
Sirius XM Holdings, Inc. (a)	847,949	0.2	4,875,707
Time, Inc.	387,970	0.3	5,101,805
Other Securities		1.7	35,714,228
		2.2	45,691,740

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental U.S. Small Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 3.2%
PerkinElmer, Inc.	76,978	0.3	5,156,756
Quintiles IMS Holdings, Inc. *	67,844	0.3	6,515,059
Other Securities		2.6	52,517,577
		3.2	64,189,392

Real Estate 10.7%
Camden Property Trust	56,912	0.3	5,092,486
Liberty Property Trust	115,495	0.2	4,920,087
Mid-America Apartment Communities, Inc.	53,463	0.3	5,691,671
SBA Communications Corp. *	35,054	0.3	5,382,542
UDR, Inc.	135,671	0.3	5,266,748
Other Securities		9.3	190,038,099
		10.7	216,391,633

Retailing 4.5%
Aaron's, Inc.	119,858	0.3	5,306,114
Guess?, Inc.	413,063	0.3	6,435,521
Other Securities		3.9	79,802,027
		4.5	91,543,662

Semiconductors & Semiconductor Equipment 2.0%
Teradyne, Inc.	163,231	0.3	5,812,656
Other Securities		1.7	35,836,401
		2.0	41,649,057

Software & Services 6.7%
CSRA, Inc.	214,833	0.3	6,769,388
Gartner, Inc. *	40,655	0.2	4,902,586
Red Hat, Inc. *	55,679	0.3	5,985,493
Synopsys, Inc. *	61,933	0.2	4,980,652
VeriSign, Inc. *	57,089	0.3	5,922,984
Other Securities		5.4	107,554,679
		6.7	136,115,782

Technology Hardware & Equipment 4.9%
Insight Enterprises, Inc. *	129,208	0.3	5,178,657
Trimble, Inc. *	133,155	0.3	5,150,435
Vishay Intertechnology, Inc.	361,468	0.3	6,397,984
Other Securities		4.0	82,806,680
		4.9	99,533,756

Telecommunication Services 0.6%
Other Securities		0.6	11,777,529

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.8%
Copa Holdings S.A., Class A	44,244	0.3	5,489,353
Landstar System, Inc.	56,820	0.3	5,304,147
Other Securities		2.2	46,418,995
		2.8	57,212,495

Utilities 3.5%
Hawaiian Electric Industries, Inc.	148,332	0.2	4,957,255
PNM Resources, Inc.	126,025	0.3	5,343,460
Portland General Electric Co.	106,255	0.2	5,048,175
Other Securities		2.8	54,840,125
		3.5	70,189,015
Total Common Stock
(Cost $1,864,811,114)			2,021,658,372

Other Investment Companies 2.5% of net assets

Money Market Fund 0.1%
Other Securities		0.1	1,132,435

Securities Lending Collateral 2.4%
Wells Fargo Government Money Market Fund, Select Class 0.92% (b)		2.4	49,095,431
Total Other Investment Companies
(Cost $50,227,866)			50,227,866

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini expires 09/15/17	45	3,161,250	50,418
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $47,820,174.
(b)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$2,021,658,372	$—	$—	$2,021,658,372
Other Investment Companies[1]	50,227,866	—	—	50,227,866
Futures Contracts[2]	50,418	—	—	50,418
Total	$2,071,936,656	$—	$—	$2,071,936,656
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2017.

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental U.S. Small Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2017; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $1,865,943,549) including securities on loan of $47,820,174		$2,022,790,807
Collateral invested for securities on loan, at value (cost $49,095,431)		49,095,431
Deposit with broker for futures contracts		130,000
Receivables:
Fund shares sold		11,972,153
Dividends		2,100,025
Income from securities on loan		179,281
Variation margin on futures contracts	+	23,052
Total assets		2,086,290,749
Liabilities
Collateral held for securities on loan		49,095,431
Payables:
Investments bought		11,809,886
Investment adviser fees		416,938
Due to custodian	+	118
Total liabilities		61,322,373
Net Assets
Total assets		2,086,290,749
Total liabilities	–	61,322,373
Net assets		$2,024,968,376
Net Assets by Source
Capital received from investors		1,867,422,014
Net investment income not yet distributed		7,079,209
Net realized capital losses		(6,430,523)
Net unrealized capital appreciation		156,897,676

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,024,968,376		58,800,000		$34.44

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental U.S. Small Company Index ETF
Statement of Operations

For the period March 1, 2017 through August 31, 2017; unaudited
Investment Income
Dividends (net of foreign withholding tax of $7,691)		$16,884,332
Interest		814
Securities on loan, net	+	842,413
Total investment income		17,727,559
Expenses
Investment adviser fees		2,266,175
Total expenses	–	2,266,175
Net investment income		15,461,384
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(19,452,224)
Net realized gains on in-kind redemptions		30,850,982
Net realized gains on futures contracts		491,258
Net realized gains on foreign currency transactions	+	512
Net realized gains		11,890,528
Net change in unrealized appreciation (depreciation) on investments		(37,769,244)
Net change in unrealized appreciation (depreciation) on futures contracts	+	86,054
Net change in unrealized appreciation (depreciation)	+	(37,683,190)
Net realized and unrealized losses		(25,792,662)
Decrease in net assets resulting from operations		($10,331,278)

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental U.S. Small Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/17-8/31/17		3/1/16-2/28/17
Net investment income		$15,461,384	$14,363,230
Net realized gains		11,890,528	2,593,652
Net change in unrealized appreciation (depreciation)	+	(37,683,190)	256,841,338
Increase (decrease) in net assets resulting from operations		(10,331,278)	273,798,220
Distributions to Shareholders
Distributions from net investment income		($10,231,075)	($12,680,080)

Transactions in Fund Shares
		3/1/17-8/31/17		3/1/16-2/28/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		18,150,000	$625,942,364	23,300,000	$741,815,537
Shares redeemed	+	(4,300,001)	(148,813,924)	(1,350,000)	(43,396,411)
Net transactions in fund shares		13,849,999	$477,128,440	21,950,000	$698,419,126
Shares Outstanding and Net Assets
		3/1/17-8/31/17		3/1/16-2/28/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		44,950,001	$1,568,402,289	23,000,001	$608,865,023
Total increase	+	13,849,999	456,566,087	21,950,000	959,537,266
End of period		58,800,000	$2,024,968,376	44,950,001	$1,568,402,289
Net investment income not yet distributed			$7,079,209		$1,848,900

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental International Large Company Index ETF
Financial Statements
Financial Highlights
	3/1/17– 8/31/17*	3/1/16– 2/28/17	3/1/15– 2/29/16	3/1/14– 2/28/15	8/14/13 [1]– 2/28/14
Per-Share Data
Net asset value at beginning of period	$26.00	$22.08	$27.17	$28.26	$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.55 [2]	0.74 [2]	0.70 [2]	0.30	0.36
Net realized and unrealized gains (losses)	2.31	3.79	(5.30)	(0.92) [3]	3.04
Total from investment operations	2.86	4.53	(4.60)	(0.62)	3.40
Less distributions:
Distributions from net investment income	—	(0.61)	(0.49)	(0.47)	(0.14)
Net asset value at end of period	$28.86	$26.00	$22.08	$27.17	$28.26
Total return	11.00% [4]	20.62%	(17.02%)	(2.11%)	13.60% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [5]	0.32%	0.32%	0.32%	0.32% [5]
Net investment income (loss)	3.95% [5]	2.98%	2.80%	2.50%	4.00% [5]
Portfolio turnover rate[6]	5% [4]	11%	12%	11%	8% [4]
Net assets, end of period (x 1,000)	$2,854,221	$1,928,861	$885,348	$290,670	$62,164

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
4
Not annualized.
5
Annualized.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund's Form N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.9% of net assets

Australia 6.2%
Australia & New Zealand Banking Group Ltd.	538,456	0.4	12,556,041
BHP Billiton Ltd.	1,087,235	0.8	23,610,873
Commonwealth Bank of Australia	247,674	0.5	14,890,346
National Australia Bank Ltd.	485,092	0.4	11,619,468
Wesfarmers Ltd.	386,171	0.5	13,054,140
Westpac Banking Corp.	578,762	0.5	14,354,335
Other Securities		3.1	85,769,325
		6.2	175,854,528

Austria 0.4%
Other Securities		0.4	12,690,445

Belgium 0.8%
Other Securities		0.8	23,666,525

Canada 6.8%
Royal Bank of Canada	176,268	0.5	13,030,124
Suncor Energy, Inc.	418,664	0.5	13,066,658
Other Securities		5.8	167,602,556
		6.8	193,699,338

Denmark 1.0%
Other Securities		1.0	27,116,191

Finland 0.9%
Other Securities		0.9	27,022,794

France 10.1%
BNP Paribas S.A.	196,842	0.5	14,956,560
Engie S.A.	1,052,297	0.6	17,540,077
Orange S.A.	816,436	0.5	13,856,176
Sanofi	205,513	0.7	19,952,339
Societe Generale S.A.	240,979	0.5	13,474,086
Total S.A.	903,617	1.6	46,673,389
Other Securities		5.7	162,186,065
		10.1	288,638,692

Germany 9.4%
Allianz SE	85,642	0.6	18,302,096
BASF SE	234,683	0.8	22,703,410
Bayer AG	113,584	0.5	14,516,796
Security	Number of Shares	% of Net Assets	Value ($)
Daimler AG	276,626	0.7	20,137,354
Deutsche Telekom AG	886,999	0.6	15,987,018
E.ON SE	2,026,200	0.8	22,872,963
RWE AG *	513,503	0.4	12,793,100
Siemens AG	134,195	0.6	17,517,971
Other Securities		4.4	123,067,408
		9.4	267,898,116

Hong Kong 1.4%
Other Securities		1.4	39,410,557

Ireland 0.6%
Other Securities		0.6	16,522,309

Israel 0.3%
Other Securities		0.3	8,305,537

Italy 3.7%
Enel S.p.A.	3,344,182	0.7	20,217,432
Eni S.p.A.	1,576,558	0.9	24,685,440
UniCredit S.p.A. *	749,050	0.5	15,219,417
Other Securities		1.6	45,142,210
		3.7	105,264,499

Japan 21.6%
Hitachi Ltd.	2,111,117	0.5	14,520,403
Honda Motor Co., Ltd.	517,423	0.5	14,484,647
Mitsubishi UFJ Financial Group, Inc.	2,088,134	0.4	12,789,489
Nippon Telegraph & Telephone Corp.	302,675	0.5	15,037,497
Toyota Motor Corp.	515,071	1.0	28,935,889
Other Securities		18.7	529,768,352
		21.6	615,536,277

Luxembourg 0.5%
Other Securities		0.5	14,235,048

Netherlands 4.8%
Royal Dutch Shell plc, A Shares	1,006,182	1.0	27,687,189
Royal Dutch Shell plc, B Shares	1,544,668	1.5	43,002,209
Unilever N.V. CVA	191,404	0.4	11,380,281
Other Securities		1.9	55,183,293
		4.8	137,252,972

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Schwab Fundamental International Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
New Zealand 0.1%
Other Securities		0.1	3,130,925

Norway 1.0%
Statoil A.S.A.	633,750	0.4	11,974,685
Other Securities		0.6	15,466,721
		1.0	27,441,406

Portugal 0.2%
Other Securities		0.2	6,709,216

Singapore 0.8%
Other Securities		0.8	23,696,934

Spain 4.3%
Banco Santander S.A.	6,012,382	1.4	39,021,575
Repsol S.A.	735,379	0.4	12,616,029
Telefonica S.A.	2,170,095	0.8	23,372,445
Other Securities		1.7	48,447,897
		4.3	123,457,946

Sweden 2.4%
Other Securities		2.4	69,895,733

Switzerland 6.3%
Glencore plc *	4,770,498	0.8	22,098,559
Nestle S.A.	385,403	1.1	32,624,905
Novartis AG	291,600	0.9	24,547,804
Roche Holding AG	75,007	0.7	19,005,416
Other Securities		2.8	80,767,206
		6.3	179,043,890

United Kingdom 15.3%
AstraZeneca plc	258,807	0.5	15,143,591
BHP Billiton plc	731,653	0.5	13,920,023
BP plc	9,896,855	2.0	56,768,174
British American Tobacco plc	246,681	0.5	15,355,858
GlaxoSmithKline plc	803,856	0.6	15,884,128
HSBC Holdings plc	3,726,985	1.3	36,042,067
Rio Tinto plc	337,985	0.6	16,316,406
Vodafone Group plc	8,863,873	0.9	25,287,301
Other Securities		8.4	242,612,935
		15.3	437,330,483
Total Common Stock
(Cost $2,540,212,981)			2,823,820,361

Preferred Stock 0.6% of net assets

Germany 0.6%
Volkswagen AG	88,671	0.5	13,214,511
Other Securities		0.1	3,076,163
		0.6	16,290,674

Security	Number of Shares	% of Net Assets	Value ($)
Italy 0.0%
Other Securities		0.0	750,564

Spain 0.0%
Other Securities		0.0	397,696
Total Preferred Stock
(Cost $17,280,713)			17,438,934

Other Investment Companies 0.4% of net assets

United States 0.4%
Money Market Fund 0.2%
Other Securities		0.2	6,320,727

Securities Lending Collateral 0.2%
Other Securities		0.2	4,647,234
Total Other Investment Companies
(Cost $10,967,961)			10,967,961

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 09/15/17	114	11,028,360	43,962
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,429,591.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	The rate shown is the 7-day yield.

CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

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Schwab Fundamental International Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,927,165,057	$—	$—	$1,927,165,057
Australia	175,854,528	—	— *	175,854,528
Italy	104,934,086	—	330,413	105,264,499
Japan	612,996,384	—	2,539,893	615,536,277
Preferred Stock[1]	17,438,934	—	—	17,438,934
Other Investment Companies[1]	10,967,961	—	—	10,967,961
Futures Contracts[2]	43,962	—	—	43,962
Total	$2,849,400,912	$—	$2,870,306	$2,852,271,218
*	Level 3 amount shown includes securities determined to have no value at August 31, 2017.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers out of Level 1 to Level 3 due to the result of fair valued securities for which no quoted value was available. There were no transfers between any other Levels for the period ended August 31, 2017.

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Schwab Fundamental International Large Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2017; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $2,563,814,421) including securities on loan of $4,429,591		$2,847,580,022
Collateral invested for securities on loan, at value (cost $4,647,234)		4,647,234
Deposit with broker for futures contracts		745,500
Foreign currency, at value (cost $833,403)		832,289
Receivables:
Investments sold		12,907
Dividends		8,471,503
Foreign tax reclaims		1,931,640
Variation margin on futures contracts		83,790
Income from securities on loan	+	58,470
Total assets		2,864,363,355
Liabilities
Collateral held for securities on loan		4,647,234
Payables:
Investments bought		4,898,737
Investment adviser fees	+	596,859
Total liabilities		10,142,830
Net Assets
Total assets		2,864,363,355
Total liabilities	–	10,142,830
Net assets		$2,854,220,525
Net Assets by Source
Capital received from investors		2,560,323,276
Net investment income not yet distributed		51,639,448
Net realized capital losses		(41,673,112)
Net unrealized capital appreciation		283,930,913

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,854,220,525		98,900,000		$28.86

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Schwab Fundamental International Large Company Index ETF
Statement of Operations

For the period March 1, 2017 through August 31, 2017; unaudited
Investment Income
Dividends (net of foreign withholding tax of $4,590,811)		$50,590,419
Securities on loan, net	+	525,396
Total investment income		51,115,815
Expenses
Investment adviser fees		3,044,871
Total expenses	–	3,044,871
Net investment income		48,070,944
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(12,164,532)
Net realized gains on in-kind redemptions		3,715,731
Net realized gains on futures contracts		1,013,400
Net realized gains on foreign currency transactions	+	323,771
Net realized losses		(7,111,630)
Net change in unrealized appreciation (depreciation) on investments		204,955,669
Net change in unrealized appreciation (depreciation) on futures contracts		47,974
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	133,160
Net change in unrealized appreciation (depreciation)	+	205,136,803
Net realized and unrealized gains		198,025,173
Increase in net assets resulting from operations		$246,096,117

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Schwab Fundamental International Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/17-8/31/17		3/1/16-2/28/17
Net investment income		$48,070,944	$39,216,892
Net realized losses		(7,111,630)	(25,018,453)
Net change in unrealized appreciation (depreciation)	+	205,136,803	219,421,896
Increase in net assets resulting from operations		246,096,117	233,620,335
Distributions to Shareholders
Distributions from net investment income		$—	($37,964,160)

Transactions in Fund Shares
		3/1/17-8/31/17		3/1/16-2/28/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		25,300,000	$695,929,069	34,100,000	$847,856,850
Shares redeemed	+	(600,001)	(16,665,778)	—	—
Net transactions in fund shares		24,699,999	$679,263,291	34,100,000	$847,856,850
Shares Outstanding and Net Assets
		3/1/17-8/31/17		3/1/16-2/28/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		74,200,001	$1,928,861,117	40,100,001	$885,348,092
Total increase	+	24,699,999	925,359,408	34,100,000	1,043,513,025
End of period		98,900,000	$2,854,220,525	74,200,001	$1,928,861,117
Net investment income not yet distributed			$51,639,448		$3,568,504

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Schwab Fundamental International Small Company Index ETF
Financial Statements
Financial Highlights
	3/1/17– 8/31/17*	3/1/16– 2/28/17	3/1/15– 2/29/16	3/1/14– 2/28/15	8/14/13 [1]– 2/28/14
Per-Share Data
Net asset value at beginning of period	$29.99	$24.81	$27.22	$27.75	$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.42 [2]	0.55 [2]	0.43 [2]	0.41	0.15
Net realized and unrealized gains (losses)	3.41	5.18	(2.49)	(0.53) [3]	2.78
Total from investment operations	3.83	5.73	(2.06)	(0.12)	2.93
Less distributions:
Distributions from net investment income	—	(0.55)	(0.35)	(0.41)	(0.18)
Net asset value at end of period	$33.82	$29.99	$24.81	$27.22	$27.75
Total return	12.77% [4]	23.26%	(7.64%)	(0.32%)	11.73% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39% [5]	0.46%	0.46%	0.46%	0.46% [5]
Net investment income (loss)	2.58% [5]	1.94%	1.65%	1.73%	1.09% [5]
Portfolio turnover rate[6]	10% [4]	25%	22%	21%	18% [4]
Net assets, end of period (x 1,000)	$1,342,466	$866,749	$379,667	$68,046	$24,977

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
4
Not annualized.
5
Annualized.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

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Schwab Fundamental International Small Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund's Form N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Australia 5.9%
ALS Ltd.	328,224	0.2	2,074,836
Qantas Airways Ltd.	687,940	0.2	3,121,057
Other Securities		5.5	74,406,432
		5.9	79,602,325

Austria 1.1%
Other Securities		1.1	14,654,632

Belgium 1.3%
Other Securities		1.3	17,186,305

Canada 8.7%
Bombardier, Inc., B Shares *	1,562,340	0.2	3,115,334
Canadian Utilities Ltd., Class A	95,136	0.2	2,953,295
IAMGOLD Corp. *	337,325	0.2	2,230,448
IGM Financial, Inc.	74,488	0.2	2,429,363
Kinross Gold Corp. *	542,160	0.2	2,460,531
Quebecor, Inc., Class B	67,032	0.2	2,555,102
Waste Connections, Inc.	56,239	0.3	3,737,006
Yamana Gold, Inc.	756,520	0.2	2,226,567
Other Securities		7.0	95,806,713
		8.7	117,514,359

Denmark 1.5%
FLSmidth & Co. A/S	38,026	0.2	2,391,232
Other Securities		1.3	17,231,085
		1.5	19,622,317

Finland 1.5%
Other Securities		1.5	19,601,026

France 4.1%
Aeroports de Paris	12,058	0.2	2,148,212
Neopost S.A.	58,991	0.2	2,560,606
Other Securities		3.7	49,954,900
		4.1	54,663,718

Security	Number of Shares	% of Net Assets	Value ($)
Germany 2.6%
Fraport AG Frankfurt Airport Services Worldwide	21,217	0.2	2,090,890
STADA Arzneimittel AG	25,047	0.2	2,339,984
Other Securities		2.2	30,487,022
		2.6	34,917,896

Hong Kong 4.3%
Orient Overseas International Ltd.	308,287	0.2	2,851,865
Other Securities		4.1	55,285,412
		4.3	58,137,277

Ireland 0.8%
Other Securities		0.8	10,313,218

Israel 0.8%
Other Securities		0.8	11,181,435

Italy 3.3%
A2A S.p.A.	1,322,076	0.2	2,217,832
Ferrari N.V.	27,759	0.2	3,171,556
Hera S.p.A.	678,376	0.2	2,167,928
Leonardo S.p.A.	141,987	0.2	2,398,765
Other Securities		2.5	34,926,769
		3.3	44,882,850

Japan 37.9%
Benesse Holdings, Inc.	67,780	0.2	2,605,028
FamilyMart UNY Holdings Co., Ltd.	50,928	0.2	2,757,867
Fujikura Ltd.	282,475	0.2	2,294,500
Kamigumi Co., Ltd.	204,440	0.2	2,260,617
Kanematsu Corp.	954,197	0.2	2,245,475
Kinden Corp.	147,212	0.2	2,402,260
Konami Holdings Corp.	46,067	0.2	2,398,364
Kurita Water Industries Ltd.	74,264	0.2	2,135,613
Otsuka Corp.	32,908	0.2	2,176,724
Sharp Corp. *(a)	1,663,560	0.4	4,987,959
Shikoku Electric Power Co., Inc.	194,660	0.2	2,532,738
THK Co., Ltd.	65,327	0.2	2,178,358
TIS, Inc.	78,004	0.2	2,299,864
Yaskawa Electric Corp.	91,882	0.2	2,780,002
Other Securities		34.9	473,503,175
		37.9	509,558,544

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental International Small Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Luxembourg 0.6%
Other Securities		0.6	7,620,596

Netherlands 2.4%
Aalberts Industries N.V.	52,561	0.2	2,335,554
VEON Ltd. ADR	541,481	0.2	2,285,050
Other Securities		2.0	27,102,589
		2.4	31,723,193

New Zealand 1.0%
Other Securities		1.0	12,888,304

Norway 1.4%
Other Securities		1.4	19,302,126

Portugal 0.5%
Other Securities		0.5	7,409,117

Singapore 2.0%
City Developments Ltd.	270,542	0.2	2,332,877
Genting Singapore plc	2,511,682	0.2	2,191,711
Venture Corp., Ltd.	212,890	0.2	2,476,923
Yangzijiang Shipbuilding Holdings Ltd.	2,023,542	0.2	2,227,684
Other Securities		1.2	17,386,959
		2.0	26,616,154

Spain 1.7%
Other Securities		1.7	22,252,474

Sweden 2.3%
Other Securities		2.3	31,189,426

Switzerland 3.0%
GAM Holding AG *	141,367	0.2	2,169,785
Sonova Holding AG	12,908	0.2	2,177,302
Other Securities		2.6	35,862,258
		3.0	40,209,345

United Kingdom 10.9%
Berendsen plc	142,797	0.2	2,327,614
Evraz plc	513,592	0.2	2,218,317
Hays plc	879,208	0.2	2,073,214
Janus Henderson Group plc	82,599	0.2	2,854,621
KAZ Minerals plc *	281,721	0.2	3,051,113
SIG plc	1,276,901	0.2	2,930,370
Other Securities		9.7	131,180,872
		10.9	146,636,121
Total Common Stock
(Cost $1,154,545,466)			1,337,682,758
Security	Number of Shares	% of Net Assets	Value ($)
Preferred Stock 0.1% of net assets

Germany 0.1%
Other Securities		0.1	688,804

Sweden 0.0%
Other Securities		0.0	520,385
Total Preferred Stock
(Cost $1,215,927)			1,209,189

Other Investment Companies 3.3% of net assets

United States 3.3%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.93% (c)		0.2	2,638,859

Securities Lending Collateral 3.1%
Wells Fargo Government Money Market Fund, Select Class 0.92% (c)		3.1	41,240,693
Total Other Investment Companies
(Cost $43,879,552)			43,879,552

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 09/15/17	36	3,482,640	17,840
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $39,283,192.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental International Small Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,296,036,891	$—	$—	$1,296,036,891
Luxembourg	7,620,596	—	— *	7,620,596
Portugal	7,409,117	—	— *	7,409,117
Singapore	26,516,858	—	99,296	26,616,154
Preferred Stock[1]	1,209,189	—	—	1,209,189
Other Investment Companies[1]	43,879,552	—	—	43,879,552
Futures Contracts[2]	17,840	—	—	17,840
Total	$1,382,690,043	$—	$99,296	$1,382,789,339
*	Level 3 amount shown includes securities determined to have no value at August 31, 2017.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2017.

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Schwab Fundamental International Small Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2017; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $1,158,400,252) including securities on loan of $39,283,192		$1,341,530,806
Collateral invested for securities on loan, at value (cost $41,240,693)		41,240,693
Deposit with broker for futures contracts		234,500
Foreign currency, at value (cost $1,221,886)		1,224,434
Receivables:
Dividends		1,830,505
Foreign tax reclaims		380,787
Income from securities on loan		161,204
Variation margin on futures contracts	+	22,725
Total assets		1,386,625,654
Liabilities
Collateral held for securities on loan		41,240,693
Payables:
Investments bought		2,481,220
Investment adviser fees	+	437,317
Total liabilities		44,159,230
Net Assets
Total assets		1,386,625,654
Total liabilities	–	44,159,230
Net assets		$1,342,466,424
Net Assets by Source
Capital received from investors		1,155,002,144
Net investment income not yet distributed		12,404,604
Net realized capital losses		(8,108,781)
Net unrealized capital appreciation		183,168,457

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,342,466,424		39,700,000		$33.82

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Schwab Fundamental International Small Company Index ETF
Statement of Operations

For the period March 1, 2017 through August 31, 2017; unaudited
Investment Income
Dividends (net of foreign withholding tax of $1,619,668)		$16,256,133
Securities on loan, net	+	583,288
Total investment income		16,839,421
Expenses
Investment adviser fees		2,213,045
Total expenses	–	2,213,045
Net investment income		14,626,376
Realized and Unrealized Gains (Losses)
Net realized losses on investments (net of foreign capital gains tax of $3,963)		(4,823,149)
Net realized gains on in-kind redemptions		13,369,978
Net realized gains on futures contracts		554,738
Net realized gains on foreign currency transactions	+	149,791
Net realized gains		9,251,358
Net change in unrealized appreciation (depreciation) on investments		108,624,924
Net change in unrealized appreciation (depreciation) on futures contracts		22,512
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	12,333
Net change in unrealized appreciation (depreciation)	+	108,659,769
Net realized and unrealized gains		117,911,127
Increase in net assets resulting from operations		$132,537,503

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental International Small Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/17-8/31/17		3/1/16-2/28/17
Net investment income		$14,626,376	$11,098,149
Net realized gains (losses)		9,251,358	(10,038,314)
Net change in unrealized appreciation (depreciation)	+	108,659,769	109,298,861
Increase in net assets resulting from operations		132,537,503	110,358,696
Distributions to Shareholders
Distributions from net investment income		$—	($13,315,200)

Transactions in Fund Shares
		3/1/17-8/31/17		3/1/16-2/28/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,300,000	$424,696,839	14,100,000	$403,432,348
Shares redeemed	+	(2,500,001)	(81,516,821)	(500,000)	(13,394,058)
Net transactions in fund shares		10,799,999	$343,180,018	13,600,000	$390,038,290
Shares Outstanding and Net Assets
		3/1/17-8/31/17		3/1/16-2/28/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		28,900,001	$866,748,903	15,300,001	$379,667,117
Total increase	+	10,799,999	475,717,521	13,600,000	487,081,786
End of period		39,700,000	$1,342,466,424	28,900,001	$866,748,903
Net investment income not yet distributed/Distributions in excess of net investment income			$12,404,604		($2,221,772)

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental Emerging Markets Large Company Index ETF
Financial Statements
Financial Highlights
	3/1/17– 8/31/17*	3/1/16– 2/28/17	3/1/15– 2/29/16	3/1/14– 2/28/15	8/14/13 [1]– 2/28/14
Per-Share Data
Net asset value at beginning of period	$26.06	$17.78	$24.16	$24.98	$25.00
Income (loss) from investment operations:
Net investment income (loss)	0.56 [2]	0.49 [2]	0.57 [2]	0.37	0.12
Net realized and unrealized gains (losses)	2.12	8.18	(6.58)	(0.87)	(0.00) [3]
Total from investment operations	2.68	8.67	(6.01)	(0.50)	0.12
Less distributions:
Distributions from net investment income	—	(0.39)	(0.37)	(0.32)	(0.14)
Net asset value at end of period	$28.74	$26.06	$17.78	$24.16	$24.98
Total return	10.28% [4]	49.03%	(24.92%)	(1.98%)	0.45% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39% [5]	0.46%	0.46%	0.46%	0.46% [5]
Net investment income (loss)	4.17% [5]	2.14%	2.80%	2.20%	1.01% [5]
Portfolio turnover rate[6]	8% [4]	14%	20%	13%	6% [4]
Net assets, end of period (x 1,000)	$1,523,232	$1,011,273	$359,092	$96,642	$22,482

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
Annualized.
6
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental Emerging Markets Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2017 (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund's net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab ETFs™ at 1-877-824-5615. This complete schedule, filed on the fund's Form N-CSR(S), is also available on the SEC's website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 89.9% of net assets

Brazil 5.9%
Ambev S.A.	1,303,666	0.5	8,228,577
Banco do Brasil S.A.	1,000,807	0.6	9,764,902
Petroleo Brasileiro S.A. *	3,646,808	1.1	16,191,552
Vale S.A.	2,061,472	1.5	22,983,501
Other Securities		2.2	32,206,850
		5.9	89,375,382

Chile 0.6%
Other Securities		0.6	9,417,121

China 17.4%
Bank of China Ltd., H Shares	36,962,224	1.3	19,457,655
China Construction Bank Corp., H Shares	44,439,398	2.6	38,951,794
China Mobile Ltd.	2,381,011	1.7	25,250,773
China Petroleum & Chemical Corp., H Shares	31,545,477	1.6	24,143,438
China Unicom (Hong Kong) Ltd. *	4,227,937	0.4	6,158,409
CNOOC Ltd.	12,316,657	1.0	14,730,038
Industrial & Commercial Bank of China Ltd., H Shares	32,906,062	1.6	24,638,185
PetroChina Co., Ltd., H Shares	17,232,381	0.7	11,009,066
Tencent Holdings Ltd.	136,133	0.4	5,722,615
Other Securities		6.1	94,178,534
		17.4	264,240,507

Colombia 0.5%
Other Securities		0.5	6,778,645

Czech Republic 0.2%
Other Securities		0.2	3,360,669

Greece 1.0%
Other Securities		1.0	15,132,702

Hungary 0.5%
Other Securities		0.5	8,004,680

Security	Number of Shares	% of Net Assets	Value ($)
India 4.7%
Infosys Ltd.	428,949	0.4	6,139,370
Reliance Industries Ltd. GDR	328,994	1.1	16,268,753
Other Securities		3.2	48,887,545
		4.7	71,295,668

Indonesia 1.3%
Other Securities		1.3	20,483,764

Malaysia 2.0%
Other Securities		2.0	29,745,039

Mexico 3.2%
America Movil S.A.B. de C.V., Series L	15,706,204	1.0	14,646,287
Other Securities		2.2	34,739,010
		3.2	49,385,297

Peru 0.1%
Other Securities		0.1	1,992,294

Philippines 0.2%
Other Securities		0.2	2,403,946

Poland 2.6%
KGHM Polska Miedz S.A.	207,610	0.5	7,326,250
Polski Koncern Naftowy Orlen S.A.	310,504	0.7	10,244,703
Other Securities		1.4	22,587,059
		2.6	40,158,012

Republic of Korea 18.1%
Hyundai Mobis Co., Ltd.	35,294	0.5	7,386,825
Hyundai Motor Co.	104,517	0.9	13,022,915
KB Financial Group, Inc.	123,496	0.4	6,067,469
Kia Motors Corp.	284,183	0.6	8,934,274
Korea Electric Power Corp.	166,021	0.4	6,316,336
LG Chem Ltd.	27,306	0.6	9,177,877
LG Display Co., Ltd.	266,490	0.5	7,361,798
LG Electronics, Inc.	133,775	0.6	9,668,910
POSCO	73,675	1.5	22,443,564
Samsung Electronics Co., Ltd.	38,964	5.3	80,028,932
Shinhan Financial Group Co., Ltd.	169,535	0.5	7,818,216
SK Hynix, Inc.	189,392	0.8	11,522,074

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental Emerging Markets Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
SK Innovation Co., Ltd.	68,720	0.8	11,487,868
Other Securities		4.7	74,704,744
		18.1	275,941,802

Russia 10.1%
Gazprom PJSC	25,715,131	3.4	52,236,148
LUKOIL PJSC	729,810	2.4	36,952,325
MMC Norilsk Nickel PJSC	37,708	0.4	6,356,630
Sberbank of Russia PJSC	2,985,500	0.6	9,433,819
Surgutneftegas OJSC	33,531,917	1.0	15,589,525
Tatneft PJSC	1,131,969	0.5	7,562,703
Other Securities		1.8	25,406,244
		10.1	153,537,394

South Africa 5.9%
MTN Group Ltd.	1,710,761	1.1	17,009,551
Sasol Ltd.	525,032	1.0	15,829,932
Standard Bank Group Ltd.	600,822	0.5	7,739,614
Other Securities		3.3	49,857,902
		5.9	90,436,999

Taiwan 12.2%
Hon Hai Precision Industry Co., Ltd.	9,181,911	2.3	35,749,181
Innolux Corp.	15,435,000	0.5	7,518,291
Taiwan Semiconductor Manufacturing Co., Ltd.	3,990,352	1.9	28,626,237
Other Securities		7.5	114,364,245
		12.2	186,257,954

Thailand 1.6%
PTT PCL NVDR	743,600	0.6	8,935,293
Other Securities		1.0	15,697,656
		1.6	24,632,949

Turkey 1.7%
Other Securities		1.7	25,209,304

United Arab Emirates 0.1%
Other Securities		0.1	1,786,063
Total Common Stock
(Cost $1,168,771,966)			1,369,576,191

Preferred Stock 9.7% of net assets

Brazil 7.1%
Banco Bradesco S.A.	1,350,052	0.9	14,408,221
Itau Unibanco Holding S.A.	1,713,782	1.4	21,977,500
Security	Number of Shares	% of Net Assets	Value ($)
Petroleo Brasileiro S.A. *	4,503,287	1.3	19,536,261
Vale S.A.	2,409,938	1.6	24,946,108
Other Securities		1.9	26,396,214
		7.1	107,264,304

Colombia 0.1%
Other Securities		0.1	2,115,631

Republic of Korea 1.1%
Samsung Electronics Co., Ltd.	7,070	0.8	11,818,863
Other Securities		0.3	5,273,504
		1.1	17,092,367

Russia 1.4%
AK Transneft OAO	5,524	1.1	16,954,851
Other Securities		0.3	4,720,247
		1.4	21,675,098
Total Preferred Stock
(Cost $99,347,013)			148,147,400

Other Investment Company 0.2% of net assets

United States 0.2%
Money Market Fund 0.2%
Other Securities		0.2	2,812,293
Total Other Investment Company
(Cost $2,812,293)			2,812,293

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, e-mini, expires 09/15/17	89	4,833,590	66,696
For the following notes, please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental Emerging Markets Large Company Index ETF
Condensed Portfolio Holdings  as of August 31, 2017 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2017 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,369,576,191	$—	$—	$1,369,576,191
Preferred Stock[1]	148,147,400	—	—	148,147,400
Other Investment Company[1]	2,812,293	—	—	2,812,293
Futures Contracts[2]	66,696	—	—	66,696
Total	$1,520,602,580	$—	$—	$1,520,602,580
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended August 31, 2017.

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Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2017; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $1,270,931,272)		$1,520,535,884
Deposit with broker for futures contracts		252,000
Foreign currency, at value (cost $660,417)		660,051
Receivables:
Dividends		2,889,068
Foreign tax reclaims		2,209
Variation margin on futures contracts		1,780
Income from securities on loan	+	23
Total assets		1,524,341,015
Liabilities
Payables:
Investment adviser fees		483,707
Foreign capital gains tax	+	624,921
Total liabilities		1,108,628
Net Assets
Total assets		1,524,341,015
Total liabilities	–	1,108,628
Net assets		$1,523,232,387
Net Assets by Source
Capital received from investors		1,267,532,198
Net investment income not yet distributed		27,539,881
Net realized capital losses		(20,893,470)
Net unrealized capital appreciation		249,053,778

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,523,232,387		53,000,000		$28.74

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Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Operations

For the period March 1, 2017 through August 31, 2017; unaudited
Investment Income
Dividends (net of foreign withholding tax of $4,113,466)		$28,759,839
Securities on loan, net	+	9,367
Total investment income		28,769,206
Expenses
Investment adviser fees		2,459,444
Total expenses	–	2,459,444
Net investment income		26,309,762
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(1,392,167)
Net realized gains on futures contracts		980,016
Net realized losses on foreign currency transactions	+	(67,357)
Net realized losses		(479,508)
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gains tax of $128,327)		104,459,455
Net change in unrealized appreciation (depreciation) on futures contracts		72,942
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(151,070)
Net change in unrealized appreciation (depreciation)	+	104,381,327
Net realized and unrealized gains		103,901,819
Increase in net assets resulting from operations		$130,211,581

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/17-8/31/17		3/1/16-2/28/17
Net investment income		$26,309,762	$13,726,905
Net realized losses		(479,508)	(9,584,840)
Net change in unrealized appreciation (depreciation)	+	104,381,327	226,124,106
Increase in net assets resulting from operations		130,211,581	230,266,171
Distributions to Shareholders
Distributions from net investment income		$—	($12,995,400)

Transactions in Fund Shares
		3/1/17-8/31/17		3/1/16-2/28/17
		SHARES	VALUE	SHARES	VALUE
Shares sold		14,200,000	$381,747,441	18,600,000	$434,910,865
Shares redeemed	+	(1)	(26)	—	—
Net transactions in fund shares		14,199,999	$381,747,415	18,600,000	$434,910,865
Shares Outstanding and Net Assets
		3/1/17-8/31/17		3/1/16-2/28/17
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		38,800,001	$1,011,273,391	20,200,001	$359,091,755
Total increase	+	14,199,999	511,958,996	18,600,000	652,181,636
End of period		53,000,000	$1,523,232,387	38,800,001	$1,011,273,391
Net investment income not yet distributed			$27,539,881		$1,230,119

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental Index ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab Fundamental U.S. Broad Market Index ETF	Schwab U.S. Small-Cap ETF™
Schwab Fundamental U.S. Large Company Index ETF	Schwab U.S. Dividend Equity ETF™
Schwab Fundamental U.S. Small Company Index ETF	Schwab U.S. REIT ETF™
Schwab Fundamental International Large Company Index ETF	Schwab International Equity ETF™
Schwab Fundamental International Small Company Index ETF	Schwab International Small-Cap Equity ETF™
Schwab Fundamental Emerging Markets Large Company Index ETF	Schwab Emerging Markets Equity ETF™
Schwab U.S. Broad Market ETF™	Schwab U.S. TIPS ETF™
Schwab U.S. Large-Cap ETF™	Schwab Short-Term U.S. Treasury ETF™
Schwab U.S. Large-Cap Growth ETF™	Schwab Intermediate-Term U.S. Treasury ETF™
Schwab U.S. Large-Cap Value ETF™	Schwab U.S. Aggregate Bond ETF™
Schwab U.S. Mid-Cap ETF™
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares, typically 50,000 shares or more (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC.
Effective August 1, 2017, the funds adopted disclosure requirement changes for SEC Regulation S-X. The adopted changes are reflected throughout this report.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the funds' investments as of August 31, 2017 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Total costs and expenses, including lending agent fees and broker rebates, associated with securities lending activities under the trust’s Securities Lending Program paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%.
As of August 31, 2017, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of August 31, 2017, if any, are disclosed in each fund's Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund's Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.

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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e) Expenses:
Pursuant to the Amended and Restated Investment Advisory Agreement (Advisory Agreement) between Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Prior to March 1, 2017, under the previous investment advisory agreement, the funds were responsible for interest expenses.
(f) Distributions to Shareholders:
Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF generally make distributions from net investment income, if any, quarterly. Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF generally make distributions from net investment income, if any, annually. All funds generally make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of August 31, 2017, if any, are reflected in each fund's Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that the investors could lose money over short or long periods.
Investment Style Risk. The funds are not actively managed. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds' expenses, the funds' performance may be below that of their respective index.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund's investments, and could impair the fund's ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary receipts (ADRs), Global Depositary receipts (GDRs) and European Depositary receipts (EDRs) which may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, a fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Certain funds invest in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of liquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar and, at times, it may be difficult to value such investments.
Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective index.

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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A fund's use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. The fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. A fund's use of derivatives could reduce the fund's performance, increase the fund's volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or a fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund's or an index's portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of the fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Advisory Agreement between CSIM and the trust.

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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
0.25%	0.25%	0.25%	0.25%	0.39%	0.39%
Interfund Transactions
The funds may engage in direct transactions with certain other Schwab funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2017, each fund's total aggregate security transactions with other Schwab funds as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab Fundamental U.S. Broad Market Index ETF	$1,704,665	($482,171)
Schwab Fundamental U.S. Large Company Index ETF	47,052,920	(4,043,894)
Schwab Fundamental U.S. Small Company Index ETF	17,489,052	(1,864,177)
Schwab Fundamental International Large Company Index ETF	32,727,359	(561,487)
Schwab Fundamental International Small Company Index ETF	4,280,788	(747,564)
Schwab Fundamental Emerging Markets Large Company Index ETF	283,282	(94,028)
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds/portfolios. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

7. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Credit Facility). Under the terms of the Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Credit Facility. Effective March 1, 2017, where applicable, CSIM paid the commitment fee and any interest expense charged on any borrowings by a fund, since these expenses are now included in the advisory fee. There were no borrowings from the line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense. Since March 1, 2017, where applicable, CSIM paid any interest expense charged. The interest expense is determined based on a negotiated rate above the Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at August 31, 2017 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended August 31, 2017, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab Fundamental U.S. Broad Market Index ETF	$810,399	7
Schwab Fundamental U.S. Large Company Index ETF	7,133,571	59
Schwab Fundamental U.S. Small Company Index ETF	4,422,704	63
Schwab Fundamental International Large Company Index ETF	10,494,947	113
Schwab Fundamental International Small Company Index ETF	4,742,888	51
Schwab Fundamental Emerging Markets Large Company Index ETF	5,899,316	116

9. Purchases and Sales/Maturities of Investment Securities:
For the period ended August 31, 2017, purchases and sales/maturities of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales/Maturities of Securities
Schwab Fundamental U.S. Broad Market Index ETF	$13,775,684	$12,391,470
Schwab Fundamental U.S. Large Company Index ETF	163,995,466	133,333,973
Schwab Fundamental U.S. Small Company Index ETF	311,523,073	253,371,569
Schwab Fundamental International Large Company Index ETF	167,402,662	111,897,835
Schwab Fundamental International Small Company Index ETF	153,514,762	107,061,255
Schwab Fundamental Emerging Markets Large Company Index ETF	437,881,624	98,893,864

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.

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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

10. In-Kind Transactions (continued):
The in-kind transactions for the period ended August 31, 2017, were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab Fundamental U.S. Broad Market Index ETF	$11,506,594	$9,825,824
Schwab Fundamental U.S. Large Company Index ETF	784,594,020	8,366,556
Schwab Fundamental U.S. Small Company Index ETF	596,709,701	141,831,483
Schwab Fundamental International Large Company Index ETF	680,767,866	15,881,193
Schwab Fundamental International Small Company Index ETF	391,573,681	78,042,832
Schwab Fundamental Emerging Markets Large Company Index ETF	70,752,185	—
For the period ended August 31, 2017, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds' tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended August 31, 2017 are disclosed in the funds' Statements of Operations, if any.

11. Federal Income Taxes
As of August 31, 2017, the tax basis cost of the funds' investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Tax cost	$237,792,799	$2,794,526,062	$1,916,427,009	$2,571,185,116	$1,200,999,448	$1,287,583,336
Gross unrealized appreciation	$44,716,769	$346,133,867	$258,667,376	$342,993,326	$211,006,384	$257,645,289
Gross unrealized depreciation	(14,219,363)	(105,847,462)	(103,157,729)	(61,907,224)	(29,216,493)	(24,626,045)
Net unrealized appreciation (depreciation)	$30,497,406	$240,286,405	$155,509,647	$281,086,102	$181,789,891	$233,019,244
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2017, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
No expiration	$2,886,323	$9,735,348	$18,248,707	$32,967,455	$16,086,481	$7,761,845
Total	$2,886,323	$9,735,348	$18,248,707	$32,967,455	$16,086,481	$7,761,845
As of February 28, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds' financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended February 28, 2017, the funds did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab Fundamental Index ETFs
Investment Advisory Agreement Approval

The Investment Company Act of 1940 (the 1940 Act) requires that initial approval of, as well as the continuation of, a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In addition, the Independent Trustees meet in executive session outside the presence of fund management and participate in question and answer sessions with representatives of CSIM.
The Board, including a majority of the Independent Trustees, considered information specifically relating to its consideration of the continuance of the Agreement with respect to the Funds at meetings held on April 19, 2017 and June 6, 2017, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting held on June 6, 2017. As part of the Board’s consideration of the continuance of the Agreement, the Board considered information it reviewed in connection with an amended and restated advisory agreement between the Trust and CSIM that was approved by the Board at a meeting held on January 18, 2017. A discussion regarding the basis for the Board’s approval of the amended and restated advisory agreement is available in the Funds’ 2017 annual report, which covers the period from March 1, 2016 through February 28, 2017. The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Funds under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds;
3.	each Fund’s expenses and how those expenses compared to those of certain other comparable exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Funds, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining qualified personnel, and information security resources. The Trustees also considered information provided by CSIM relating to the Funds’ portfolio management team, portfolio strategy and risk oversight structure, and internal investment guidelines. The Trustees also considered Schwab’s reputation in connection with the OneSource exchange-traded fund offering and its overall financial condition. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to the Funds. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and relevant indices/benchmarks, in

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Schwab Fundamental Index ETFs
light of total return and market trends. As part of this review, the Trustees considered the composition of the peer category and the selection criteria. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that performance is reviewed throughout the year by a designated committee of the Board and by the Board. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Funds supported renewal of the Agreement with respect to the Funds.
Fund Expenses. With respect to the Funds’ expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case in comparison to those of other comparable exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees noted that each Fund’s operating expense ratio was well below the average operating expense ratio charged by other funds in its peer group. The Trustees also considered fees charged by CSIM to mutual funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Funds are reasonable and supported renewal of the Agreement with respect to the Funds.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses and methodology. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefit to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the varied levels of compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Funds.
Economies of Scale. The Trustees considered the existence of any economies of scale and whether those are passed along to the Funds’ shareholders by way of the relatively low advisory fee and unitary fee structure of the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Funds obtain reasonable benefit from economies of scale.
In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

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Schwab Fundamental Index ETFs
Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 105 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	105	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	105	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	105	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	105	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

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Schwab Fundamental Index ETFs
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	105	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	105	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	105	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	105	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Partner, Colgin Partners, LLC (vineyards) (Feb. 1998 – present).	105	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Schwab Fundamental Index ETFs
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director, Schwab Holdings, Inc. (May 2008 – present); and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	105	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).	105	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – May 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – May 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	105	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).

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Schwab Fundamental Index ETFs
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees because they own stock of The Charles Schwab Corporation, the parent company of the investment adviser.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Schwab Fundamental Index ETFs
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
American Depositary Receipt (ADR)  U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg Barclays U.S. Aggregate Bond Index  An index that represents securities that are SEC registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The index excludes certain types of securities, including state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds.
Bloomberg Barclays U.S. Treasury Bills 1 – 3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $250 million or more of outstanding face value. It excludes zero-coupon STRIPS.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
European Depositary Receipt (EDR)  A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
Global Depositary Receipt (GDR)  A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.

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Schwab Fundamental Index ETFs
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 3000 Index  An index that measures the performance of the 3,000 largest companies in the U.S., representing approximately 98% of the investable U.S. equity market.
Russell RAFI Developed ex US Large Company Index (Net)  An index that ranks companies in the Russell Developed ex-U.S. Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell Developed ex-U.S. Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Developed ex-U.S. Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Developed ex US Small Company Index (Net)  An index that ranks companies in the Russell Developed ex-U.S. Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the bottom 12.5% of the Russell Developed ex-U.S. Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Developed ex-U.S. Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Emerging Markets Large Company Index (Net)  An index that ranks companies in the Russell Emerging Markets Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell Emerging Markets Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. The Russell Emerging Markets Index measures the performance of the investable securities in emerging countries globally.
Russell RAFI US Index  An index that selects, ranks, and weights securities by fundamental measures of company size rather than market capitalization. The index measures the performance of the constituent companies by fundamental overall company scores, which are created using as the universe the companies included in the Russell 3000 Index. Securities are grouped in order of decreasing company score and each company receives a weight based on its percentage of the total scores of the companies in the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI US Large Company Index  An index that ranks companies in the Russell 3000 Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5% of the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI US Small Company Index  An index that ranks companies in the Russell 3000 Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the bottom 12.5% of the Russell 3000 Index. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
S&P Developed ex-U.S. Small Cap Index (Net)  An index composed of the stocks representing the lowest 15% of float-adjusted market cap in each developed market country, excluding the U.S. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.

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Schwab Fundamental Index ETFs
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

Schwab Fundamental Index ETFs  |  Semiannual Report

Notes

Schwab Fundamental Index ETFs
Schwab ETFs™

Schwab ETFs are designed to be low-cost, diversified investments which follow broad market indices and provide exposure to specific segments of the market. These ETFs can serve as part of the foundation of a diversified portfolio. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabfunds.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs™
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Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF™
Schwab U.S. Large-Cap Growth ETF™
Schwab U.S. Large-Cap Value ETF™
Schwab U.S. Mid-Cap ETF™
Schwab U.S. Small-Cap ETF™
Schwab U.S. Dividend Equity ETF™
Schwab U.S. REIT ETF™
International ETFs
Schwab International Equity ETF™
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Fixed Income ETFs
Schwab U.S. TIPS ETF™
Schwab Short-Term U.S. Treasury ETF™
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Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs™
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*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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MFR76318-04
00199033

Item  2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

Except as noted below, the schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF are filed under this Item.

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 1.4%
Adient plc	1,424	100,648
American Axle & Manufacturing Holdings, Inc. *	698	10,198
BorgWarner, Inc.	4,021	186,615
Cooper Tire & Rubber Co.	972	32,659
Cooper-Standard Holding, Inc. *	219	22,027
Dana, Inc.	3,566	85,834
Delphi Automotive plc	3,209	309,348
Dorman Products, Inc. *	251	16,671
Ford Motor Co.	90,238	995,325
General Motors Co.	34,235	1,250,947
Gentex Corp.	2,544	46,479
Harley-Davidson, Inc.	2,839	133,461
LCI Industries	318	31,418
Lear Corp.	1,335	199,636
Modine Manufacturing Co. *	785	12,678
Standard Motor Products, Inc.	477	21,036
Superior Industries International, Inc.	754	11,046
Tenneco, Inc.	883	47,859
The Goodyear Tire & Rubber Co.	4,618	139,925
Thor Industries, Inc.	663	72,028
Visteon Corp. *	953	110,014
		3,835,852

Banks 5.0%
Associated Banc-Corp.	1,527	33,441
Astoria Financial Corp.	908	17,788
BancorpSouth, Inc.	430	12,492
Bank of America Corp.	61,555	1,470,549
Bank of Hawaii Corp.	636	49,691
BankUnited, Inc.	479	15,941
BB&T Corp.	7,377	340,006
BOK Financial Corp.	159	12,796
Capitol Federal Financial, Inc.	2,940	40,337
Cathay General Bancorp	172	6,066
CIT Group, Inc.	3,080	138,138
Citigroup, Inc.	30,675	2,086,820
Citizens Financial Group, Inc.	4,012	132,918
Comerica, Inc.	1,155	78,829
Commerce Bancshares, Inc.	720	39,593
Community Bank System, Inc.	159	8,182
Cullen/Frost Bankers, Inc.	557	46,899
CVB Financial Corp.	795	16,457
East West Bancorp, Inc.	636	35,215
F.N.B. Corp.	1,113	14,124
Fifth Third Bancorp	9,331	243,819
First Citizens BancShares, Inc., Class A	35	11,918
First Financial Bancorp	806	19,304
First Financial Bankshares, Inc.	411	16,461
First Horizon National Corp.	3,021	51,991
First Republic Bank	639	62,015
Fulton Financial Corp.	1,908	33,295
Glacier Bancorp, Inc.	479	15,908
Great Western Bancorp, Inc.	419	15,050
Security	Number of Shares	Value ($)
Hancock Holding Co.	418	18,371
Huntington Bancshares, Inc.	9,759	122,866
IBERIABANK Corp.	159	12,179
International Bancshares Corp.	636	22,864
JPMorgan Chase & Co.	34,472	3,133,160
KeyCorp	9,782	168,348
M&T Bank Corp.	876	129,525
MB Financial, Inc.	477	18,970
NBT Bancorp, Inc.	318	10,440
New York Community Bancorp, Inc.	6,957	83,832
Northwest Bancshares, Inc.	1,855	28,623
Ocwen Financial Corp. *	4,838	14,175
Old National Bancorp	636	10,399
PacWest Bancorp	198	8,940
People's United Financial, Inc.	3,180	53,106
PHH Corp. *	5,511	78,256
Popular, Inc.	1,497	59,745
Prosperity Bancshares, Inc.	229	13,683
Regions Financial Corp.	10,487	147,972
Signature Bank *	93	11,936
SunTrust Banks, Inc.	4,807	264,866
SVB Financial Group *	159	26,925
Synovus Financial Corp.	638	26,873
TCF Financial Corp.	2,226	34,570
The PNC Financial Services Group, Inc.	4,445	557,447
Trustmark Corp.	636	18,838
U.S. Bancorp	14,349	735,386
UMB Financial Corp.	224	15,035
Umpqua Holdings Corp.	1,193	20,878
United Bankshares, Inc.	477	16,003
Valley National Bancorp	2,226	24,909
Washington Federal, Inc.	954	29,812
Webster Financial Corp.	636	29,688
Wells Fargo & Co.	46,819	2,391,046
Westamerica Bancorp	268	13,815
Wintrust Financial Corp.	159	11,577
Zions Bancorp	984	42,961
		13,474,062

Capital Goods 8.6%
3M Co.	6,149	1,256,364
A.O. Smith Corp.	954	53,128
AAR Corp.	954	34,401
Actuant Corp., Class A	636	15,296
Acuity Brands, Inc.	162	28,640
AECOM *	2,894	96,949
Aegion Corp. *	477	10,337
AGCO Corp.	2,067	141,486
Air Lease Corp.	663	26,944
Aircastle Ltd.	825	18,497
Albany International Corp., Class A	477	25,567
Allegion plc	548	43,133
Allison Transmission Holdings, Inc.	852	29,590
AMETEK, Inc.	1,781	112,648
Apogee Enterprises, Inc.	188	8,216
Applied Industrial Technologies, Inc.	956	54,492
Arconic, Inc.	6,444	164,129
Armstrong World Industries, Inc. *	1,839	87,352

1
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Astec Industries, Inc.	318	15,798
AZZ, Inc.	176	8,606
Babcock & Wilcox Enterprises, Inc. *	1,244	2,811
Barnes Group, Inc.	636	39,763
Beacon Roofing Supply, Inc. *	477	22,467
Briggs & Stratton Corp.	1,113	23,306
BWX Technologies, Inc.	722	39,508
Carlisle Cos., Inc.	636	60,223
Caterpillar, Inc.	10,223	1,201,100
Chart Industries, Inc. *	372	12,551
Chicago Bridge & Iron Co. N.V. (b)	2,768	34,157
CIRCOR International, Inc.	159	7,635
Colfax Corp. *	795	31,705
Comfort Systems USA, Inc.	735	25,027
Crane Co.	477	35,408
Cubic Corp.	395	16,965
Cummins, Inc.	2,669	425,385
Curtiss-Wright Corp.	636	61,578
Deere & Co.	7,161	830,175
DigitalGlobe, Inc. *	477	16,409
Donaldson Co., Inc.	1,515	71,584
Dover Corp.	2,727	231,468
Dycom Industries, Inc. *	350	28,238
Eaton Corp. plc	5,407	388,006
EMCOR Group, Inc.	1,272	84,003
Emerson Electric Co.	11,853	699,801
Encore Wire Corp.	477	20,463
EnerSys	477	30,576
EnPro Industries, Inc.	159	11,205
ESCO Technologies, Inc.	483	26,299
Esterline Technologies Corp. *	318	27,157
Fastenal Co.	2,627	112,094
Flowserve Corp.	2,577	101,225
Fluor Corp.	5,898	227,486
Fortive Corp.	1,640	106,551
Fortune Brands Home & Security, Inc.	1,000	62,530
Franklin Electric Co., Inc.	318	12,259
GATX Corp.	795	48,161
Generac Holdings, Inc. *	861	34,767
General Cable Corp.	3,215	54,494
General Dynamics Corp.	3,177	639,689
General Electric Co.	96,647	2,372,684
Graco, Inc.	477	55,098
Granite Construction, Inc.	954	52,689
Griffon Corp.	1,053	19,533
H&E Equipment Services, Inc.	642	15,113
Harsco Corp. *	3,645	62,329
HD Supply Holdings, Inc. *	760	25,308
Herc Holdings, Inc. *	745	31,454
Hexcel Corp.	477	25,648
Hillenbrand, Inc.	636	22,737
Honeywell International, Inc.	6,208	858,380
Hubbell, Inc.	674	76,020
Huntington Ingalls Industries, Inc.	383	81,947
Hyster-Yale Materials Handling, Inc.	167	11,887
IDEX Corp.	477	56,086
Illinois Tool Works, Inc.	3,975	546,602
Ingersoll-Rand plc	2,907	248,229
ITT, Inc.	402	16,225
Jacobs Engineering Group, Inc.	2,436	132,738
Johnson Controls International plc	11,934	472,467
Kaman Corp.	318	15,595
KBR, Inc.	6,588	107,187
Kennametal, Inc.	1,844	64,540
KLX, Inc. *	855	40,989
Lennox International, Inc.	367	60,823
Lincoln Electric Holdings, Inc.	795	69,038
Lindsay Corp.	77	6,666
Security	Number of Shares	Value ($)
Lockheed Martin Corp.	2,605	795,541
Masco Corp.	1,596	58,685
Masonite International Corp. *	159	10,065
MasTec, Inc. *	1,057	43,126
Moog, Inc., Class A *	477	36,615
MRC Global, Inc. *	3,115	49,124
MSC Industrial Direct Co., Inc., Class A	496	34,164
Mueller Industries, Inc.	1,508	44,984
MYR Group, Inc. *	688	17,757
Nordson Corp.	318	34,757
Northrop Grumman Corp.	2,538	690,869
NOW, Inc. *	3,584	41,789
Orbital ATK, Inc.	354	39,499
Oshkosh Corp.	1,991	148,529
Owens Corning	1,928	142,923
PACCAR, Inc.	4,669	309,695
Parker-Hannifin Corp.	1,853	298,129
Pentair plc	1,847	114,606
Primoris Services Corp.	672	19,226
Quanex Building Products Corp.	636	12,466
Quanta Services, Inc. *	3,976	142,858
Raven Industries, Inc.	900	25,200
Raytheon Co.	3,847	700,192
RBC Bearings, Inc. *	109	12,019
Regal Beloit Corp.	894	67,408
Rexnord Corp. *	568	13,564
Rockwell Automation, Inc.	1,183	194,083
Rockwell Collins, Inc.	1,737	227,634
Roper Technologies, Inc.	477	110,025
Rush Enterprises, Inc., Class A *	636	26,070
Sensata Technologies Holding N.V. *	603	26,930
Simpson Manufacturing Co., Inc.	477	20,883
Snap-on, Inc.	477	70,391
Spirit AeroSystems Holdings, Inc., Class A	1,202	89,549
SPX Corp. *	1,099	26,486
SPX FLOW, Inc. *	826	27,646
Standex International Corp.	92	8,781
Stanley Black & Decker, Inc.	1,447	208,368
Teledyne Technologies, Inc. *	318	47,719
Tennant Co.	159	9,691
Terex Corp.	2,107	81,225
Textainer Group Holdings Ltd. *	2,219	39,387
Textron, Inc.	3,293	161,653
The Boeing Co.	5,903	1,414,713
The Greenbrier Cos., Inc.	281	12,055
The Middleby Corp. *	168	20,446
The Timken Co.	2,187	98,087
The Toro Co.	977	60,261
Titan International, Inc.	3,085	26,469
TransDigm Group, Inc.	326	84,975
TriMas Corp. *	394	9,535
Trinity Industries, Inc.	3,542	102,151
Triumph Group, Inc.	2,174	57,176
Tutor Perini Corp. *	1,296	33,890
United Rentals, Inc. *	1,339	158,082
United Technologies Corp.	11,913	1,426,224
Universal Forest Products, Inc.	413	36,018
Valmont Industries, Inc.	394	56,559
W.W. Grainger, Inc.	997	162,082
Wabash National Corp.	1,006	21,146
WABCO Holdings, Inc. *	477	68,507
Wabtec Corp.	477	33,662
Watsco, Inc.	318	46,860
Watts Water Technologies, Inc., Class A	318	19,621
WESCO International, Inc. *	998	50,349

2
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Woodward, Inc.	477	33,490
Xylem, Inc.	1,749	108,560
		23,105,043

Commercial & Professional Services 1.0%
ABM Industries, Inc.	1,431	63,579
ACCO Brands Corp. *	1,202	13,162
Brady Corp., Class A	826	27,547
CBIZ, Inc. *	1,119	16,953
Cintas Corp.	743	100,312
Clean Harbors, Inc. *	530	28,668
Copart, Inc. *	2,208	72,179
Covanta Holding Corp.	1,384	19,860
Deluxe Corp.	636	44,107
Equifax, Inc.	638	90,896
Essendant, Inc.	1,788	21,206
FTI Consulting, Inc. *	799	27,094
Healthcare Services Group, Inc.	477	24,422
Herman Miller, Inc.	954	32,102
HNI Corp.	589	21,587
ICF International, Inc. *	318	15,280
IHS Markit Ltd. *	1,509	70,682
Insperity, Inc.	183	14,695
Interface, Inc.	477	9,063
KAR Auction Services, Inc.	638	28,767
Kelly Services, Inc., Class A	1,749	37,831
Kforce, Inc.	636	11,448
Knoll, Inc.	636	11,480
Korn/Ferry International	636	21,192
LSC Communications, Inc.	700	11,277
ManpowerGroup, Inc.	2,581	287,807
Matthews International Corp., Class A	477	28,739
McGrath RentCorp	318	12,838
Mobile Mini, Inc.	815	24,654
MSA Safety, Inc.	318	23,169
Navigant Consulting, Inc. *	1,113	17,062
Nielsen Holdings plc	2,980	115,773
On Assignment, Inc. *	157	7,489
Pitney Bowes, Inc.	4,759	61,153
Quad/Graphics, Inc.	1,945	37,072
R.R. Donnelley & Sons Co.	1,978	18,257
Republic Services, Inc.	3,225	210,399
Resources Connection, Inc.	1,113	14,191
Robert Half International, Inc.	1,818	82,355
Rollins, Inc.	477	21,184
Steelcase, Inc., Class A	2,101	27,733
Stericycle, Inc. *	686	49,317
Team, Inc. *	159	1,964
Tetra Tech, Inc.	942	40,129
The Brink's Co.	687	53,895
The Dun & Bradstreet Corp.	636	70,876
TrueBlue, Inc. *	1,507	30,818
UniFirst Corp.	159	22,832
Verisk Analytics, Inc. *	857	69,460
Viad Corp.	477	26,211
Waste Management, Inc.	4,952	381,849
West Corp.	727	16,990
		2,589,605

Consumer Durables & Apparel 1.3%
American Outdoor Brands Corp. *	713	11,636
Brunswick Corp.	829	43,506
CalAtlantic Group, Inc.	840	29,190
Carter's, Inc.	481	41,708
Coach, Inc.	6,595	275,011
Columbia Sportswear Co.	318	18,218
Security	Number of Shares	Value ($)
Crocs, Inc. *	1,798	16,056
D.R. Horton, Inc.	2,257	81,591
Deckers Outdoor Corp. *	870	55,593
Ethan Allen Interiors, Inc.	503	14,713
Fossil Group, Inc. *	4,555	37,761
G-III Apparel Group Ltd. *	764	21,010
Garmin Ltd.	1,846	95,069
Hanesbrands, Inc.	2,443	59,267
Hasbro, Inc.	1,370	134,602
Helen of Troy Ltd. *	318	28,715
Iconix Brand Group, Inc. *	2,811	15,713
KB Home	746	15,964
La-Z-Boy, Inc.	954	22,753
Leggett & Platt, Inc.	1,908	87,711
Lennar Corp., Class A	1,352	69,980
Lululemon Athletica, Inc. *	401	23,078
M.D.C Holdings, Inc.	332	10,375
Mattel, Inc.	6,751	109,501
Meritage Homes Corp. *	318	12,943
Michael Kors Holdings Ltd. *	1,923	81,189
Mohawk Industries, Inc. *	480	121,498
Newell Brands, Inc.	1,907	92,070
NIKE, Inc., Class B	11,949	631,027
NVR, Inc. *	50	136,042
Oxford Industries, Inc.	104	6,012
Polaris Industries, Inc. (b)	890	82,975
PulteGroup, Inc.	4,461	115,183
PVH Corp.	814	102,474
Ralph Lauren Corp.	1,657	145,634
Skechers U.S.A., Inc., Class A *	795	21,012
Steven Madden Ltd. *	1,181	50,074
Sturm Ruger & Co., Inc.	205	9,389
Tempur Sealy International, Inc. *	553	34,231
Toll Brothers, Inc.	490	19,090
Tupperware Brands Corp.	872	50,463
Under Armour, Inc., Class A *	654	10,562
Under Armour, Inc., Class C *	319	4,817
Unifi, Inc. *	503	15,633
VF Corp.	4,183	262,985
Vista Outdoor, Inc. *	1,006	20,623
Whirlpool Corp.	1,230	211,093
Wolverine World Wide, Inc.	832	21,882
		3,577,622

Consumer Services 2.2%
Adtalem Global Education, Inc.	2,410	82,422
Aramark	2,657	108,113
Bloomin' Brands, Inc.	1,850	31,468
Bob Evans Farms, Inc.	730	50,209
Boyd Gaming Corp.	536	14,172
Brinker International, Inc.	1,337	41,741
Buffalo Wild Wings, Inc. *	80	8,220
Caesars Entertainment Corp. *	1,342	15,567
Capella Education Co.	377	25,391
Career Education Corp. *	1,681	16,154
Carnival Corp.	4,991	346,775
Chipotle Mexican Grill, Inc. *	194	61,442
Choice Hotels International, Inc.	478	29,660
Churchill Downs, Inc.	49	9,575
Cracker Barrel Old Country Store, Inc.	163	24,232
Darden Restaurants, Inc.	1,624	133,314
Domino's Pizza, Inc.	289	52,673
Dunkin' Brands Group, Inc.	369	19,026
Extended Stay America, Inc.	603	11,813
Graham Holdings Co., Class B	76	44,627
Grand Canyon Education, Inc. *	218	17,887
H&R Block, Inc.	3,884	103,858

3
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hilton Worldwide Holdings, Inc.	993	63,880
Houghton Mifflin Harcourt Co. *	1,006	10,261
Hyatt Hotels Corp., Class A *	318	18,924
International Game Technology plc	2,788	56,792
International Speedway Corp., Class A	477	17,005
Jack in the Box, Inc.	560	52,427
K12, Inc. *	1,336	23,941
La Quinta Holdings, Inc. *	969	15,310
Las Vegas Sands Corp.	3,504	217,984
Marriott International, Inc., Class A	3,134	324,620
Marriott Vacations Worldwide Corp.	217	25,250
McDonald's Corp.	11,108	1,776,947
MGM Resorts International	3,960	130,522
Norwegian Cruise Line Holdings Ltd. *	867	51,552
Penn National Gaming, Inc. *	1,015	22,523
Red Robin Gourmet Burgers, Inc. *	395	22,515
Regis Corp. *	1,389	18,446
Royal Caribbean Cruises Ltd.	1,547	192,540
SeaWorld Entertainment, Inc.	2,317	30,075
Service Corp. International	1,698	60,007
ServiceMaster Global Holdings, Inc. *	400	18,848
Six Flags Entertainment Corp.	318	17,353
Sotheby's *	339	15,211
Starbucks Corp.	5,843	320,547
Strayer Education, Inc.	407	32,564
Texas Roadhouse, Inc.	636	30,178
The Cheesecake Factory, Inc.	795	32,937
The Wendy's Co.	4,452	66,424
Vail Resorts, Inc.	190	43,310
Weight Watchers International, Inc. *	2,123	99,378
Wyndham Worldwide Corp.	1,989	198,263
Wynn Resorts Ltd.	1,362	189,304
Yum China Holdings, Inc. *	2,246	79,418
Yum! Brands, Inc.	3,734	286,846
		5,810,441

Diversified Financials 4.7%
Affiliated Managers Group, Inc.	408	72,089
AGNC Investment Corp.	4,251	91,567
Ally Financial, Inc.	17,057	385,488
American Express Co.	11,827	1,018,305
Ameriprise Financial, Inc.	2,384	330,208
Annaly Capital Management, Inc.	13,752	171,900
Berkshire Hathaway, Inc., Class B *	15,230	2,759,067
BGC Partners, Inc., Class A	1,802	23,408
BlackRock, Inc.	860	360,349
Capital One Financial Corp.	8,228	655,031
Capstead Mortgage Corp.	954	9,225
CBOE Holdings, Inc.	481	48,528
Chimera Investment Corp.	2,556	48,743
CME Group, Inc.	1,986	249,839
Credit Acceptance Corp. *	53	14,432
CYS Investments, Inc.	1,509	13,264
Discover Financial Services	6,128	361,246
Donnelley Financial Solutions, Inc. *	754	16,143
E*TRADE Financial Corp. *	2,067	84,768
Eaton Vance Corp.	1,137	54,098
Evercore, Inc., Class A	234	17,655
EZCORP, Inc., Class A *	2,716	24,580
FactSet Research Systems, Inc.	188	29,550
Federated Investors, Inc., Class B	1,749	47,765
FirstCash, Inc.	559	32,813
FNFV Group *	5,495	92,591
Franklin Resources, Inc.	6,773	292,797
Greenhill & Co., Inc.	1,272	19,144
Intercontinental Exchange, Inc.	1,095	70,814
Invesco Ltd.	4,884	160,097
Security	Number of Shares	Value ($)
Invesco Mortgage Capital, Inc.	1,309	22,227
Lazard Ltd., Class A	1,187	50,910
Legg Mason, Inc.	3,190	121,826
Leucadia National Corp.	2,812	66,588
LPL Financial Holdings, Inc.	1,925	90,167
MarketAxess Holdings, Inc.	86	16,594
MFA Financial, Inc.	5,250	46,095
Moody's Corp.	1,074	143,948
Morgan Stanley	7,094	322,777
Morningstar, Inc.	94	7,774
MSCI, Inc.	397	45,500
Nasdaq, Inc.	1,090	82,164
Navient Corp.	11,428	150,850
Nelnet, Inc., Class A	423	20,063
New Residential Investment Corp.	1,350	22,248
Northern Trust Corp.	1,259	111,421
OneMain Holdings, Inc. *	1,471	40,261
PennyMac Mortgage Investment Trust	1,308	22,615
PRA Group, Inc. *	682	19,710
Raymond James Financial, Inc.	636	49,811
Redwood Trust, Inc.	954	15,913
S&P Global, Inc.	1,639	252,947
Santander Consumer USA Holdings, Inc. *	3,975	56,763
SEI Investments Co.	1,272	74,361
SLM Corp. *	10,121	102,931
Starwood Property Trust, Inc.	1,332	29,584
State Street Corp.	3,621	334,906
Stifel Financial Corp.	397	18,957
Synchrony Financial	10,537	324,434
T. Rowe Price Group, Inc.	2,861	241,354
TD Ameritrade Holding Corp.	1,279	55,406
The Bank of New York Mellon Corp.	8,596	449,399
The Charles Schwab Corp. (a)	3,526	140,687
The Goldman Sachs Group, Inc.	5,734	1,282,925
Two Harbors Investment Corp.	1,322	13,524
Voya Financial, Inc.	2,698	103,145
Waddell & Reed Financial, Inc., Class A	2,908	54,118
Western Asset Mortgage Capital Corp.	845	8,881
World Acceptance Corp. *	592	44,293
		12,613,581

Energy 11.7%
Anadarko Petroleum Corp.	7,088	290,112
Andeavor	4,291	429,744
Antero Resources Corp. *	768	15,122
Apache Corp.	9,392	364,785
Archrock, Inc.	1,813	18,493
Atwood Oceanics, Inc. *	3,089	20,295
Baker Hughes a GE Co.	8,838	299,608
Bill Barrett Corp. *	3,764	11,254
Bristow Group, Inc.	2,461	20,279
Cabot Oil & Gas Corp.	2,102	53,706
California Resources Corp. *(b)	6,287	49,039
CARBO Ceramics, Inc. *	1,832	12,018
Chesapeake Energy Corp. *(b)	34,886	126,985
Chevron Corp.	54,950	5,913,719
Cimarex Energy Co.	488	48,649
Cloud Peak Energy, Inc. *	4,528	14,218
Concho Resources, Inc. *	424	47,051
ConocoPhillips	49,392	2,156,455
CONSOL Energy, Inc. *	6,083	88,508
Continental Resources, Inc. *	504	17,096
CVR Energy, Inc.	911	19,514
Delek US Holdings, Inc.	5,554	137,295
Denbury Resources, Inc. *	34,638	36,716
Devon Energy Corp.	9,137	286,902
Diamond Offshore Drilling, Inc. *(b)	4,553	51,722

4
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Dril-Quip, Inc. *	394	14,795
Energen Corp. *	1,295	66,408
Ensco plc, Class A (b)	14,542	61,803
EOG Resources, Inc.	4,222	358,828
EQT Corp.	1,120	69,821
Exxon Mobil Corp.	115,992	8,853,669
Forum Energy Technologies, Inc. *	530	6,148
Golar LNG Ltd.	1,046	22,677
Green Plains, Inc.	1,650	30,607
Halliburton Co.	13,881	540,943
Helix Energy Solutions Group, Inc. *	3,519	22,064
Helmerich & Payne, Inc. (b)	1,459	61,774
Hess Corp.	12,942	503,444
HollyFrontier Corp.	11,447	358,406
Kinder Morgan, Inc.	20,668	399,512
Marathon Oil Corp.	33,059	367,616
Marathon Petroleum Corp.	20,312	1,065,364
Matrix Service Co. *	1,509	17,882
McDermott International, Inc. *	9,354	57,434
Murphy Oil Corp.	10,521	238,406
Nabors Industries Ltd.	11,859	77,676
National Oilwell Varco, Inc.	12,132	372,088
Newfield Exploration Co. *	2,087	54,533
Newpark Resources, Inc. *	3,581	28,827
Noble Corp. plc *	23,902	77,920
Noble Energy, Inc.	4,428	105,254
Nordic American Offshore Ltd.	103	125
Nordic American Tankers Ltd.	2,516	11,926
Oasis Petroleum, Inc. *	1,438	10,497
Occidental Petroleum Corp.	16,065	959,080
Oceaneering International, Inc.	3,158	71,213
Oil States International, Inc. *	1,024	22,272
ONEOK, Inc.	2,290	124,026
Patterson-UTI Energy, Inc.	4,052	64,710
PBF Energy, Inc., Class A (b)	4,002	94,767
PDC Energy, Inc. *	159	6,253
Peabody Energy Corp. *	654	18,966
Phillips 66	18,243	1,528,946
Pioneer Energy Services Corp. *	3,357	5,707
Pioneer Natural Resources Co.	487	63,140
QEP Resources, Inc. *	5,822	43,956
Range Resources Corp.	1,200	20,832
Renewable Energy Group, Inc. *	1,299	15,718
REX American Resources Corp. *	150	12,993
Rowan Cos. plc, Class A *	2,242	21,859
RPC, Inc.	831	16,130
Schlumberger Ltd.	17,783	1,129,398
SEACOR Holdings, Inc. *	378	14,504
SemGroup Corp., Class A	701	18,016
Ship Finance International Ltd.	636	8,300
SM Energy Co.	2,121	28,337
Southwestern Energy Co. *	8,017	43,693
Superior Energy Services, Inc. *	4,997	41,175
Targa Resources Corp.	973	43,367
Teekay Corp.	2,865	26,415
The Williams Cos., Inc.	8,047	239,237
Transocean Ltd. *	17,384	141,853
Unit Corp. *	1,553	24,724
US Silica Holdings, Inc.	526	14,312
Valero Energy Corp.	22,100	1,505,010
W&T Offshore, Inc. *	9,919	18,945
Weatherford International plc *	32,512	124,521
Whiting Petroleum Corp. *	8,123	36,310
World Fuel Services Corp.	6,776	234,043
WPX Energy, Inc. *	3,326	33,227
		31,201,687

Security	Number of Shares	Value ($)
Food & Staples Retailing 3.4%
Casey's General Stores, Inc.	603	63,568
Costco Wholesale Corp.	6,692	1,048,904
CVS Health Corp.	26,412	2,042,704
Ingles Markets, Inc., Class A	556	12,204
Performance Food Group Co. *	895	24,881
PriceSmart, Inc.	159	12,919
Rite Aid Corp. *	10,282	24,882
SpartanNash Co.	815	20,082
Sprouts Farmers Market, Inc. *	559	11,147
SUPERVALU, Inc. *	768	15,352
Sysco Corp.	9,757	513,901
The Andersons, Inc.	747	23,792
The Kroger Co.	23,847	521,534
United Natural Foods, Inc. *	1,828	63,523
US Foods Holding Corp. *	1,006	27,615
Wal-Mart Stores, Inc.	46,095	3,598,637
Walgreens Boots Alliance, Inc.	12,440	1,013,860
		9,039,505

Food, Beverage & Tobacco 4.4%
Altria Group, Inc.	14,101	894,003
Archer-Daniels-Midland Co.	21,404	884,413
B&G Foods, Inc.	325	9,912
Brown-Forman Corp., Class B	1,946	103,216
Bunge Ltd.	7,211	538,157
Cal-Maine Foods, Inc. *	318	11,591
Campbell Soup Co.	1,673	77,293
ConAgra Brands, Inc.	4,621	149,998
Constellation Brands, Inc., Class A	577	115,458
Darling Ingredients, Inc. *	2,081	36,209
Dean Foods Co.	1,600	17,600
Dr. Pepper Snapple Group, Inc.	2,175	198,034
Flowers Foods, Inc.	2,742	47,629
Fresh Del Monte Produce, Inc.	1,113	52,300
General Mills, Inc.	7,655	407,705
Hormel Foods Corp.	2,451	75,344
Ingredion, Inc.	964	119,362
J&J Snack Foods Corp.	159	20,271
Kellogg Co.	2,744	179,622
Lamb Weston Holdings, Inc.	767	34,883
Lancaster Colony Corp.	318	37,037
McCormick & Co., Inc. Non-Voting Shares	1,113	105,880
Molson Coors Brewing Co., Class B	1,197	107,431
Mondelez International, Inc., Class A	17,127	696,384
Monster Beverage Corp. *	1,201	67,040
PepsiCo, Inc.	15,652	1,811,406
Philip Morris International, Inc.	18,333	2,143,678
Pilgrim's Pride Corp. *	1,458	42,938
Pinnacle Foods, Inc.	586	34,756
Sanderson Farms, Inc.	480	70,810
Snyder's-Lance, Inc.	477	16,943
The Boston Beer Co., Inc., Class A *	100	14,900
The Coca-Cola Co.	39,497	1,799,088
The Hain Celestial Group, Inc. *	551	22,161
The Hershey Co.	1,115	116,986
The J.M. Smucker Co.	1,335	139,855
The Kraft Heinz Co.	1,838	148,418
TreeHouse Foods, Inc. *	406	27,198
Tyson Foods, Inc., Class A	5,448	344,858
Universal Corp.	872	49,878
Vector Group Ltd.	716	15,466
		11,786,111

5
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Health Care Equipment & Services 5.5%
Abbott Laboratories	16,931	862,465
Aetna, Inc.	4,990	786,923
Alere, Inc. *	505	24,977
Align Technology, Inc. *	98	17,321
Allscripts Healthcare Solutions, Inc. *	2,746	36,082
Amedisys, Inc. *	370	19,329
AmerisourceBergen Corp.	2,706	217,157
Analogic Corp.	159	11,376
Anthem, Inc.	7,700	1,509,508
Baxter International, Inc.	4,259	264,228
Becton Dickinson & Co.	1,893	377,540
Boston Scientific Corp. *	4,737	130,504
Brookdale Senior Living, Inc. *	2,855	34,631
C.R. Bard, Inc.	644	206,602
Cardinal Health, Inc.	8,186	552,228
Centene Corp. *	1,126	100,045
Cerner Corp. *	1,058	71,711
Chemed Corp.	318	62,738
Cigna Corp.	1,737	316,238
Community Health Systems, Inc. *	12,403	94,759
CONMED Corp.	318	15,773
Danaher Corp.	3,280	273,618
DaVita, Inc. *	1,708	100,020
DENTSPLY SIRONA, Inc.	1,371	77,557
Edwards Lifesciences Corp. *	702	79,789
Envision Healthcare Corp. *	807	42,295
Express Scripts Holding Co. *	16,777	1,053,931
Haemonetics Corp. *	258	11,099
Halyard Health, Inc. *	1,481	67,075
HCA Healthcare, Inc. *	5,595	440,103
HealthSouth Corp.	477	21,823
Henry Schein, Inc. *	878	152,491
Hill-Rom Holdings, Inc.	725	55,796
Hologic, Inc. *	398	15,363
Humana, Inc.	2,549	656,673
IDEXX Laboratories, Inc. *	342	53,157
Intuitive Surgical, Inc. *	161	161,752
Invacare Corp.	847	11,435
Kindred Healthcare, Inc.	4,179	33,850
Laboratory Corp. of America Holdings *	804	126,123
LifePoint Health, Inc. *	954	55,284
LivaNova plc *	251	15,708
Magellan Health, Inc. *	991	80,172
Masimo Corp. *	318	26,833
McKesson Corp.	4,685	699,517
MEDNAX, Inc. *	636	28,525
Medtronic plc	9,306	750,250
Molina Healthcare, Inc. *	636	40,704
Owens & Minor, Inc.	2,710	75,717
Patterson Cos., Inc.	1,431	55,094
PharMerica Corp. *	497	14,612
Quality Systems, Inc. *	646	10,175
Quest Diagnostics, Inc.	2,501	270,983
ResMed, Inc.	954	74,011
Select Medical Holdings Corp. *	3,528	65,621
STERIS plc	503	43,841
Stryker Corp.	1,887	266,765
Teleflex, Inc.	332	70,301
Tenet Healthcare Corp. *(b)	4,443	76,286
The Cooper Cos., Inc.	159	39,882
Triple-S Management Corp., Class B *	636	15,716
UnitedHealth Group, Inc.	11,403	2,268,057
Universal Health Services, Inc., Class B	915	98,939
Varian Medical Systems, Inc. *	954	101,363
VCA, Inc. *	676	62,841
WellCare Health Plans, Inc. *	661	115,463
Security	Number of Shares	Value ($)
West Pharmaceutical Services, Inc.	453	39,429
Zimmer Biomet Holdings, Inc.	1,645	187,974
		14,796,148

Household & Personal Products 1.8%
Central Garden & Pet Co., Class A *	1,018	34,704
Church & Dwight Co., Inc.	2,002	100,440
Colgate-Palmolive Co.	8,090	579,567
Edgewell Personal Care Co. *	636	48,298
Energizer Holdings, Inc.	658	29,051
Herbalife Ltd. *(b)	1,637	112,969
HRG Group, Inc. *	754	11,906
Kimberly-Clark Corp.	3,189	393,172
Nu Skin Enterprises, Inc., Class A	1,367	83,154
Spectrum Brands Holdings, Inc.	159	17,484
The Clorox Co.	856	118,582
The Estee Lauder Cos., Inc., Class A	1,476	157,917
The Procter & Gamble Co.	33,715	3,110,883
WD-40 Co.	159	17,323
		4,815,450

Insurance 3.7%
Aflac, Inc.	5,837	481,844
Alleghany Corp. *	137	77,099
Ambac Financial Group, Inc. *	1,352	24,593
American Equity Investment Life Holding Co.	2,079	57,713
American Financial Group, Inc.	891	90,713
American International Group, Inc.	24,466	1,479,704
American National Insurance Co.	203	23,489
AmTrust Financial Services, Inc.	882	10,937
Aon plc	2,379	331,062
Arch Capital Group Ltd. *	1,004	97,729
Argo Group International Holdings Ltd.	380	22,876
Arthur J. Gallagher & Co.	954	55,237
Aspen Insurance Holdings Ltd.	1,272	57,494
Assurant, Inc.	1,527	144,592
Assured Guaranty Ltd.	2,013	85,633
Axis Capital Holdings Ltd.	2,091	125,962
Brighthouse Financial, Inc. *	941	53,703
Brown & Brown, Inc.	795	35,743
Chubb Ltd.	3,010	425,674
Cincinnati Financial Corp.	1,359	104,426
CNA Financial Corp.	360	17,662
CNO Financial Group, Inc.	3,393	75,833
Employers Holdings, Inc.	684	28,831
Erie Indemnity Co., Class A	340	41,069
Everest Re Group Ltd.	640	161,587
First American Financial Corp.	1,431	70,205
FNF Group	3,065	147,856
Genworth Financial, Inc., Class A *	18,742	64,285
Horace Mann Educators Corp.	477	16,766
Infinity Property & Casualty Corp.	318	28,127
James River Group Holdings Ltd.	352	14,038
Kemper Corp.	1,129	54,079
Lincoln National Corp.	2,728	185,122
Loews Corp.	6,043	281,483
Markel Corp. *	35	36,820
Marsh & McLennan Cos., Inc.	4,190	327,155
MBIA, Inc. *	3,100	31,186
Mercury General Corp.	225	12,931
MetLife, Inc.	10,361	485,206
Old Republic International Corp.	2,902	55,399
Primerica, Inc.	968	74,100
Principal Financial Group, Inc.	2,095	130,979
ProAssurance Corp.	966	51,439
Prudential Financial, Inc.	3,816	389,537

6
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Reinsurance Group of America, Inc.	982	132,030
RenaissanceRe Holdings Ltd.	796	110,771
RLI Corp.	636	34,039
Safety Insurance Group, Inc.	159	11,353
Selective Insurance Group, Inc.	677	34,121
Stewart Information Services Corp.	320	11,546
The Allstate Corp.	5,983	541,461
The Hanover Insurance Group, Inc.	646	63,424
The Hartford Financial Services Group, Inc.	6,166	333,396
The Progressive Corp.	8,795	408,792
The Travelers Cos., Inc.	8,586	1,040,451
Torchmark Corp.	1,184	91,132
Unum Group	3,125	150,562
Validus Holdings Ltd.	1,125	56,419
W.R. Berkley Corp.	1,350	89,964
White Mountains Insurance Group Ltd.	70	60,975
Willis Towers Watson plc	466	69,187
XL Group Ltd.	3,685	150,938
		9,958,479

Materials 4.2%
A. Schulman, Inc.	517	15,717
AdvanSix, Inc. *	503	16,061
Air Products & Chemicals, Inc.	1,767	256,869
AK Steel Holding Corp. *	1,988	11,133
Albemarle Corp.	1,034	120,213
Alcoa Corp. *	2,811	123,347
Allegheny Technologies, Inc. *	4,413	91,923
AptarGroup, Inc.	960	80,266
Ashland Global Holdings, Inc.	1,074	66,642
Avery Dennison Corp.	1,146	108,022
Axalta Coating Systems Ltd. *	539	15,911
Ball Corp.	5,851	233,981
Bemis Co., Inc.	1,590	67,750
Berry Global Group, Inc. *	411	23,115
Boise Cascade Co. *	1,041	31,230
Cabot Corp.	1,279	67,378
Calgon Carbon Corp.	994	12,127
Carpenter Technology Corp.	1,024	41,503
Celanese Corp., Series A	1,431	138,836
Century Aluminum Co. *	1,596	31,154
CF Industries Holdings, Inc.	7,137	206,902
Clearwater Paper Corp. *	537	24,970
Cleveland-Cliffs, Inc. *	7,780	65,041
Commercial Metals Co.	4,452	84,098
Compass Minerals International, Inc.	318	21,242
Crown Holdings, Inc. *	954	56,315
Domtar Corp.	3,022	122,210
E.I. du Pont de Nemours & Co.	8,433	707,782
Eagle Materials, Inc.	110	10,697
Eastman Chemical Co.	2,212	190,674
Ecolab, Inc.	1,547	206,215
Ferro Corp. *	400	7,708
FMC Corp.	1,321	113,897
Freeport-McMoRan, Inc. *	51,579	762,338
GCP Applied Technologies, Inc. *	503	14,210
Graphic Packaging Holding Co.	3,657	47,724
Greif, Inc., Class A	828	50,053
H.B. Fuller Co.	636	31,921
Hecla Mining Co.	875	4,620
Huntsman Corp.	4,151	110,292
Innophos Holdings, Inc.	318	14,520
Innospec, Inc.	349	19,369
International Flavors & Fragrances, Inc.	636	87,036
International Paper Co.	6,728	362,437
Kaiser Aluminum Corp.	318	30,630
KapStone Paper & Packaging Corp.	1,457	32,593
Security	Number of Shares	Value ($)
Kraton Corp. *	477	15,660
Louisiana-Pacific Corp. *	954	24,308
LyondellBasell Industries N.V., Class A	9,715	880,082
Martin Marietta Materials, Inc.	320	67,837
Materion Corp.	318	12,148
Minerals Technologies, Inc.	477	30,528
Monsanto Co.	5,480	642,256
Neenah Paper, Inc.	100	7,725
NewMarket Corp.	73	30,551
Newmont Mining Corp.	7,516	288,163
Nucor Corp.	5,641	310,875
Olin Corp.	1,592	51,310
Owens-Illinois, Inc. *	4,135	101,886
P.H. Glatfelter Co.	795	13,769
Packaging Corp. of America	799	89,815
Platform Specialty Products Corp. *	1,607	18,770
PolyOne Corp.	795	28,731
PPG Industries, Inc.	3,137	327,252
Praxair, Inc.	3,182	418,560
Quaker Chemical Corp.	71	9,885
Rayonier Advanced Materials, Inc.	805	11,045
Reliance Steel & Aluminum Co.	2,067	149,692
Royal Gold, Inc.	205	19,122
RPM International, Inc.	1,431	70,076
Schnitzer Steel Industries, Inc., Class A	2,705	72,764
Schweitzer-Mauduit International, Inc.	318	12,062
Sealed Air Corp.	1,120	49,706
Sensient Technologies Corp.	636	45,887
Silgan Holdings, Inc.	1,272	38,274
Sonoco Products Co.	1,749	84,407
Southern Copper Corp.	1,019	41,473
Steel Dynamics, Inc.	2,895	99,733
Stepan Co.	542	41,929
SunCoke Energy, Inc. *	3,098	28,873
The Chemours Co.	6,104	299,523
The Dow Chemical Co.	14,803	986,620
The Mosaic Co.	14,260	284,915
The Scotts Miracle-Gro Co., Class A	636	60,795
The Sherwin-Williams Co.	369	125,191
TimkenSteel Corp. *	1,825	27,065
Trinseo S.A.	303	20,271
Tronox Ltd., Class A	2,633	54,477
United States Steel Corp.	4,679	124,508
Vulcan Materials Co.	482	58,447
W.R. Grace & Co.	159	11,365
Westlake Chemical Corp.	487	37,455
WestRock Co.	2,228	126,795
Worthington Industries, Inc.	954	47,662
		11,338,915

Media 3.0%
AMC Networks, Inc., Class A *	159	9,664
Cable One, Inc.	25	18,969
CBS Corp., Class B Non-Voting Shares	7,264	465,332
Charter Communications, Inc., Class A *	452	180,140
Cinemark Holdings, Inc.	1,434	47,738
Comcast Corp., Class A	44,750	1,817,297
Discovery Communications, Inc., Class A *	2,958	65,697
Discovery Communications, Inc., Class C *	6,323	132,846
DISH Network Corp., Class A *	1,497	85,763
Gannett Co., Inc.	6,145	52,171
John Wiley & Sons, Inc., Class A	477	25,734
Lions Gate Entertainment Corp., Class A *	157	4,668
Lions Gate Entertainment Corp., Class B *	424	11,902
Live Nation Entertainment, Inc. *	1,050	41,958
Meredith Corp.	505	27,447
News Corp., Class A	7,382	98,697

7
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
News Corp., Class B	2,238	30,661
Omnicom Group, Inc.	3,339	241,677
Regal Entertainment Group, Class A	1,590	23,484
Scholastic Corp.	954	37,616
Scripps Networks Interactive, Inc., Class A	1,301	111,431
Sinclair Broadcast Group, Inc., Class A	341	10,315
Sirius XM Holdings, Inc. (b)	10,520	60,490
TEGNA, Inc.	3,500	44,170
The Interpublic Group of Cos., Inc.	3,556	71,618
The New York Times Co., Class A	1,808	33,719
The Walt Disney Co.	15,655	1,584,286
Time Warner, Inc.	13,673	1,382,340
Time, Inc.	4,835	63,580
Tribune Media Co., Class A	1,284	51,450
Twenty-First Century Fox, Inc., Class A	15,332	423,010
Twenty-First Century Fox, Inc., Class B	7,879	213,521
Viacom, Inc., Class B	15,090	431,574
		7,900,965

Pharmaceuticals, Biotechnology & Life Sciences 5.7%
AbbVie, Inc.	8,802	662,791
Agilent Technologies, Inc.	2,728	176,556
Alexion Pharmaceuticals, Inc. *	387	55,113
Allergan plc	578	132,639
Amgen, Inc.	6,249	1,110,885
Bio-Rad Laboratories, Inc., Class A *	280	60,990
Bio-Techne Corp.	159	19,681
Biogen, Inc. *	908	287,437
Bristol-Myers Squibb Co.	12,311	744,569
Bruker Corp.	510	14,836
Catalent, Inc. *	350	14,452
Celgene Corp. *	2,979	413,872
Charles River Laboratories International, Inc. *	572	62,234
Eli Lilly & Co.	9,002	731,773
Endo International plc *	1,088	9,564
Gilead Sciences, Inc.	10,959	917,378
Illumina, Inc. *	220	44,981
Impax Laboratories, Inc. *	1,054	22,819
Johnson & Johnson	22,411	2,966,544
Mallinckrodt plc *	630	25,880
Merck & Co., Inc.	34,070	2,175,710
Mettler-Toledo International, Inc. *	183	110,731
Mylan N.V. *	4,351	136,969
Myriad Genetics, Inc. *	1,737	52,961
PAREXEL International Corp. *	318	27,949
PDL BioPharma, Inc. *	8,527	26,604
PerkinElmer, Inc.	1,113	74,560
Perrigo Co., plc	993	78,407
Pfizer, Inc.	100,247	3,400,378
QIAGEN N.V. *	913	29,371
Quintiles IMS Holdings, Inc. *	603	57,906
Regeneron Pharmaceuticals, Inc. *	119	59,131
Thermo Fisher Scientific, Inc.	1,797	336,291
United Therapeutics Corp. *	426	55,721
Vertex Pharmaceuticals, Inc. *	100	16,054
VWR Corp. *	646	21,331
Waters Corp. *	496	91,006
Zoetis, Inc.	1,711	107,280
		15,333,354

Real Estate 2.1%
Acadia Realty Trust	503	14,431
Alexandria Real Estate Equities, Inc.	518	62,839
Altisource Portfolio Solutions S.A. *	393	8,953
Altisource Residential Corp.	1,862	22,549
Security	Number of Shares	Value ($)
American Campus Communities, Inc.	982	46,733
American Tower Corp.	1,184	175,291
Apartment Investment & Management Co., Class A	743	33,680
Apple Hospitality REIT, Inc.	768	13,962
Ashford Hospitality Trust, Inc.	3,113	19,332
AvalonBay Communities, Inc.	477	89,547
Boston Properties, Inc.	807	97,324
Brandywine Realty Trust	1,749	30,048
Brixmor Property Group, Inc.	3,056	57,208
Camden Property Trust	678	60,667
CBL & Associates Properties, Inc.	4,992	39,936
CBRE Group, Inc., Class A *	1,846	66,604
Chesapeake Lodging Trust	503	12,872
Columbia Property Trust, Inc.	1,689	35,469
CoreCivic, Inc.	3,597	96,400
Corporate Office Properties Trust	1,278	42,634
Crown Castle International Corp.	1,229	133,273
CubeSmart	393	9,687
DCT Industrial Trust, Inc.	399	23,282
DDR Corp.	3,349	32,418
DiamondRock Hospitality Co.	1,590	17,474
Digital Realty Trust, Inc.	795	94,080
Douglas Emmett, Inc.	636	24,779
Duke Realty Corp.	2,544	75,608
DuPont Fabros Technology, Inc.	320	20,595
EastGroup Properties, Inc.	159	14,129
EPR Properties	318	22,152
Equinix, Inc.	164	76,819
Equity Commonwealth *	1,590	49,195
Equity LifeStyle Properties, Inc.	250	22,288
Equity Residential	2,358	158,340
Essex Property Trust, Inc.	196	52,130
Extra Space Storage, Inc.	318	24,686
Federal Realty Investment Trust	318	40,364
First Industrial Realty Trust, Inc.	503	15,583
Franklin Street Properties Corp.	1,027	10,239
Gaming & Leisure Properties, Inc.	1,018	39,895
GGP, Inc.	4,422	91,756
Government Properties Income Trust	482	8,941
Gramercy Property Trust	490	14,925
HCP, Inc.	3,867	115,275
Healthcare Realty Trust, Inc.	477	15,875
Healthcare Trust of America, Inc., Class A	494	15,349
Hersha Hospitality Trust	1,218	22,582
Highwoods Properties, Inc.	795	41,523
Hospitality Properties Trust	1,908	52,203
Host Hotels & Resorts, Inc.	9,039	163,787
Investors Real Estate Trust	1,349	8,472
Iron Mountain, Inc.	3,527	139,034
JBG SMITH Properties *	636	20,816
Jones Lang LaSalle, Inc.	533	64,978
Kilroy Realty Corp.	318	22,015
Kimco Realty Corp.	3,021	59,272
Lamar Advertising Co., Class A	377	25,093
LaSalle Hotel Properties	1,312	37,235
Lexington Realty Trust	2,475	24,404
Liberty Property Trust	1,113	47,414
Life Storage, Inc.	159	11,701
Mack-Cali Realty Corp.	1,749	40,035
Medical Properties Trust, Inc.	682	8,975
Mid-America Apartment Communities, Inc.	684	72,819
Monogram Residential Trust, Inc.	1,193	14,316
National Retail Properties, Inc.	481	20,120
Omega Healthcare Investors, Inc.	477	15,202
Outfront Media, Inc.	2,133	46,926
Paramount Group, Inc.	1,094	17,263
Park Hotels & Resorts, Inc.	754	20,124

8
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Pebblebrook Hotel Trust	952	31,978
Pennsylvania Real Estate Investment Trust	1,159	11,625
Piedmont Office Realty Trust, Inc., Class A	2,407	48,742
Potlatch Corp.	636	30,401
Prologis, Inc.	2,154	136,477
PS Business Parks, Inc.	159	21,482
Public Storage	519	106,571
Quality Care Properties, Inc. *	1,527	20,950
Rayonier, Inc.	2,087	60,544
Realogy Holdings Corp.	2,534	85,903
Realty Income Corp.	850	48,926
Regency Centers Corp.	569	36,598
Retail Properties of America, Inc., Class A	2,299	30,646
RLJ Lodging Trust	2,339	47,201
Ryman Hospitality Properties, Inc.	318	18,896
Sabra Health Care REIT, Inc.	1,359	29,694
SBA Communications Corp. *	318	48,829
Senior Housing Properties Trust	2,502	49,339
Simon Property Group, Inc.	1,651	258,959
SL Green Realty Corp.	677	65,249
Spirit Realty Capital, Inc.	3,909	34,008
Sun Communities, Inc.	159	14,359
Sunstone Hotel Investors, Inc.	1,148	18,138
Tanger Factory Outlet Centers, Inc.	318	7,441
Taubman Centers, Inc.	318	16,612
The GEO Group, Inc.	2,195	60,670
The Macerich Co.	988	52,137
Tier REIT, Inc.	654	12,040
UDR, Inc.	1,291	50,117
Ventas, Inc.	2,568	175,754
VEREIT, Inc.	2,485	20,973
Vornado Realty Trust	1,273	94,826
Washington Prime Group, Inc.	2,726	22,762
Washington Real Estate Investment Trust	477	15,674
Weingarten Realty Investors	954	30,566
Welltower, Inc.	2,383	174,483
Weyerhaeuser Co.	7,554	246,336
WP Carey, Inc.	318	21,894
Xenia Hotels & Resorts, Inc.	1,012	20,200
		5,519,925

Retailing 4.4%
Aaron's, Inc.	1,341	59,366
Abercrombie & Fitch Co., Class A (b)	6,858	87,371
Advance Auto Parts, Inc.	529	51,789
Amazon.com, Inc. *	472	462,843
American Eagle Outfitters, Inc.	6,360	76,002
Asbury Automotive Group, Inc. *	720	38,772
Ascena Retail Group, Inc. *	6,000	12,240
AutoNation, Inc. *(b)	1,804	81,847
AutoZone, Inc. *	101	53,372
Barnes & Noble Education, Inc. *	1,661	8,604
Bed Bath & Beyond, Inc.	8,256	227,783
Best Buy Co., Inc.	9,193	498,812
Big Lots, Inc.	2,245	106,862
Burlington Stores, Inc. *	328	28,579
Cabela's, Inc. *	392	21,050
Caleres, Inc.	1,113	30,029
CarMax, Inc. *	2,106	141,418
Chico's FAS, Inc.	5,780	44,390
Core-Mark Holding Co., Inc.	2,197	59,451
Dick's Sporting Goods, Inc.	1,457	38,407
Dillard's, Inc., Class A (b)	1,633	99,286
Dollar General Corp.	4,669	338,783
Dollar Tree, Inc. *	2,422	192,888
DSW, Inc., Class A	2,544	47,140
Expedia, Inc.	547	81,153
Security	Number of Shares	Value ($)
Express, Inc. *	1,988	12,664
Five Below, Inc. *	212	10,085
Foot Locker, Inc.	1,812	63,837
GameStop Corp., Class A	7,077	130,925
Genesco, Inc. *	561	11,865
Genuine Parts Co.	2,386	197,632
GNC Holdings, Inc., Class A (b)	5,755	47,767
Group 1 Automotive, Inc.	636	38,173
Guess?, Inc.	5,100	79,458
HSN, Inc.	1,063	39,012
J.C. Penney Co., Inc. *(b)	10,668	41,285
Kohl's Corp.	11,235	446,928
L Brands, Inc.	3,634	131,624
Liberty Interactive Corp. QVC Group, Class A *	8,862	196,027
Liberty TripAdvisor Holdings, Inc., Class A *	1,207	16,113
Lithia Motors, Inc., Class A	187	20,196
LKQ Corp. *	2,412	83,576
Lowe's Cos., Inc.	14,947	1,104,434
Lumber Liquidators Holdings, Inc. *	957	35,916
Macy's, Inc.	11,480	238,440
Monro, Inc.	159	7,584
Murphy USA, Inc. *	2,196	141,554
Netflix, Inc. *	360	62,896
Nordstrom, Inc. (b)	3,545	158,178
O'Reilly Automotive, Inc. *	652	127,877
Office Depot, Inc.	15,180	65,122
Penske Automotive Group, Inc.	795	33,676
Pier 1 Imports, Inc.	7,804	32,699
Pool Corp.	318	31,701
Rent-A-Center, Inc. (b)	4,993	60,415
RH *	390	18,248
Ross Stores, Inc.	3,253	190,138
Sally Beauty Holdings, Inc. *	1,457	27,086
Select Comfort Corp. *	314	9,272
Shoe Carnival, Inc.	1,006	20,221
Shutterfly, Inc. *	503	22,927
Signet Jewelers Ltd.	1,318	83,126
Sonic Automotive, Inc., Class A	1,113	20,145
Staples, Inc.	45,309	462,831
Target Corp.	18,043	983,885
The Children's Place, Inc.	353	37,471
The Finish Line, Inc., Class A	1,000	8,330
The Gap, Inc.	9,739	230,035
The Home Depot, Inc.	12,858	1,927,028
The Michaels Cos., Inc. *	380	8,531
The Priceline Group, Inc. *	152	281,516
The TJX Cos., Inc.	7,745	559,964
Tiffany & Co.	1,242	113,519
Tractor Supply Co.	1,565	93,133
TripAdvisor, Inc. *	700	29,911
Urban Outfitters, Inc. *	2,254	46,072
Williams-Sonoma, Inc.	1,778	81,788
Zumiez, Inc. *	1,006	12,525
		11,823,598

Semiconductors & Semiconductor Equipment 2.9%
Amkor Technology, Inc. *	1,698	14,908
Analog Devices, Inc.	2,356	197,127
Applied Materials, Inc.	8,709	392,950
Broadcom Ltd.	499	125,783
Brooks Automation, Inc.	1,272	33,161
Cabot Microelectronics Corp.	415	29,722
Cirrus Logic, Inc. *	507	29,396
Cree, Inc. *	821	19,975
Cypress Semiconductor Corp.	2,272	31,104
Diodes, Inc. *	597	16,800
Entegris, Inc. *	1,590	40,465

9
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
First Solar, Inc. *	1,538	72,224
Integrated Device Technology, Inc. *	431	10,650
Intel Corp.	83,849	2,940,584
KLA-Tencor Corp.	1,785	167,237
Lam Research Corp.	1,149	190,711
Marvell Technology Group Ltd.	9,367	167,763
Maxim Integrated Products, Inc.	3,180	148,379
Microchip Technology, Inc.	1,393	120,912
Micron Technology, Inc. *	11,396	364,330
Microsemi Corp. *	404	20,354
MKS Instruments, Inc.	636	52,375
NVIDIA Corp.	1,477	250,263
NXP Semiconductor N.V. *	674	76,135
ON Semiconductor Corp. *	4,134	70,609
Photronics, Inc. *	1,272	10,049
Power Integrations, Inc.	251	18,285
Qorvo, Inc. *	915	66,996
QUALCOMM, Inc.	17,666	923,402
Silicon Laboratories, Inc. *	477	36,204
Skyworks Solutions, Inc.	549	57,843
Teradyne, Inc.	1,590	56,620
Texas Instruments, Inc.	8,882	735,607
Veeco Instruments, Inc. *	334	6,313
Versum Materials, Inc.	866	31,981
Xilinx, Inc.	1,950	128,817
		7,656,034

Software & Services 7.2%
Accenture plc, Class A	5,778	755,531
ACI Worldwide, Inc. *	483	10,993
Activision Blizzard, Inc.	5,375	352,385
Acxiom Corp. *	1,272	29,625
Adobe Systems, Inc. *	1,370	212,569
Akamai Technologies, Inc. *	803	37,861
Alliance Data Systems Corp.	334	75,317
Alphabet, Inc., Class A *	880	840,611
Alphabet, Inc., Class C *	842	790,916
Amdocs Ltd.	2,226	144,223
ANSYS, Inc. *	349	44,958
Autodesk, Inc. *	883	101,068
Automatic Data Processing, Inc.	2,912	310,041
Booz Allen Hamilton Holding Corp.	1,815	61,910
Broadridge Financial Solutions, Inc.	1,113	86,959
CA, Inc.	4,825	160,094
CACI International, Inc., Class A *	642	83,332
Cadence Design Systems, Inc. *	795	31,236
Cardtronics plc, Class A *	382	9,924
Cars.com, Inc. *	1,167	30,179
CDK Global, Inc.	740	47,730
Cimpress N.V. *	318	29,396
Citrix Systems, Inc. *	1,137	88,925
Cognizant Technology Solutions Corp., Class A	3,395	240,264
Convergys Corp.	2,385	56,048
CoreLogic, Inc. *	1,624	76,279
CSG Systems International, Inc.	212	8,207
CSRA, Inc.	2,428	76,506
DST Systems, Inc.	789	40,499
eBay, Inc. *	7,056	254,933
Electronic Arts, Inc. *	836	101,574
Euronet Worldwide, Inc. *	320	31,446
Facebook, Inc., Class A *	1,639	281,859
Fair Isaac Corp.	253	35,612
Fidelity National Information Services, Inc.	3,180	295,486
First Data Corp., Class A *	2,157	39,710
Fiserv, Inc. *	1,669	206,472
FleetCor Technologies, Inc. *	157	22,572
Security	Number of Shares	Value ($)
Gartner, Inc. *	333	40,156
Genpact Ltd.	1,117	31,779
Global Payments, Inc.	863	82,408
IAC/InterActiveCorp *	928	105,337
International Business Machines Corp.	19,940	2,852,018
Intuit, Inc.	1,930	272,998
j2 Global, Inc.	318	23,939
Jack Henry & Associates, Inc.	477	49,164
Leidos Holdings, Inc.	2,178	127,021
Manhattan Associates, Inc. *	157	6,602
ManTech International Corp., Class A	1,280	51,482
MasterCard, Inc., Class A	4,323	576,256
MAXIMUS, Inc.	477	28,992
Microsoft Corp.	62,087	4,642,245
Nuance Communications, Inc. *	1,119	17,982
Oracle Corp.	36,643	1,844,242
Paychex, Inc.	2,013	114,801
PayPal Holdings, Inc. *	2,692	166,043
Progress Software Corp.	477	16,018
PTC, Inc. *	280	15,680
Red Hat, Inc. *	546	58,695
salesforce.com, Inc. *	318	30,366
Science Applications International Corp.	575	42,481
SS&C Technologies Holdings, Inc.	416	16,103
Sykes Enterprises, Inc. *	795	21,195
Symantec Corp.	10,007	300,010
Synopsys, Inc. *	959	77,123
Take-Two Interactive Software, Inc. *	795	77,743
Teradata Corp. *	2,800	89,376
The Western Union Co.	9,244	174,896
TiVo Corp.	1,335	24,431
Total System Services, Inc.	1,075	74,304
Travelport Worldwide Ltd.	1,229	18,607
Unisys Corp. *	2,622	20,321
Vantiv, Inc., Class A *	321	22,691
Verint Systems, Inc. *	257	10,203
VeriSign, Inc. *	551	57,166
Visa, Inc., Class A	8,086	837,063
VMware, Inc., Class A *	233	25,187
WebMD Health Corp. *	354	23,520
WEX, Inc. *	79	8,622
Zynga, Inc., Class A *	3,923	14,711
		19,193,227

Technology Hardware & Equipment 6.0%
ADTRAN, Inc.	954	21,083
Amphenol Corp., Class A	1,910	154,595
Anixter International, Inc. *	1,118	82,508
Apple, Inc.	47,356	7,766,384
ARRIS International plc *	452	12,593
Arrow Electronics, Inc. *	3,180	252,587
Avnet, Inc.	5,624	216,918
AVX Corp.	1,069	18,654
Belden, Inc.	477	36,762
Benchmark Electronics, Inc. *	1,908	62,010
Brocade Communications Systems, Inc.	5,253	65,032
CDW Corp.	982	62,279
Cisco Systems, Inc.	58,073	1,870,531
Cognex Corp.	318	34,653
Coherent, Inc. *	24	5,600
CommScope Holding Co., Inc. *	1,145	37,854
Comtech Telecommunications Corp.	1,771	34,659
Corning, Inc.	16,288	468,443
Diebold Nixdorf, Inc.	917	18,753
Dolby Laboratories, Inc., Class A	830	41,882
EchoStar Corp., Class A *	477	28,763
Electronics For Imaging, Inc. *	228	8,108

10
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
ePlus, Inc. *	176	14,731
F5 Networks, Inc. *	547	65,301
Fabrinet *	486	18,876
Finisar Corp. *	636	15,359
FLIR Systems, Inc.	1,622	61,636
Harmonic, Inc. *	2,709	8,804
Harris Corp.	1,581	194,305
Hewlett Packard Enterprise Co.	29,548	533,637
HP, Inc.	45,124	860,966
II-VI, Inc. *	754	27,031
Insight Enterprises, Inc. *	1,431	57,355
InterDigital, Inc.	318	22,689
IPG Photonics Corp. *	163	28,654
Itron, Inc. *	660	47,916
Jabil, Inc.	5,566	174,494
Juniper Networks, Inc.	6,047	167,683
Keysight Technologies, Inc. *	1,769	72,281
Knowles Corp. *	1,839	26,978
Littelfuse, Inc.	159	29,599
Lumentum Holdings, Inc. *	297	16,885
Methode Electronics, Inc.	336	13,742
Motorola Solutions, Inc.	4,092	360,587
National Instruments Corp.	636	25,688
NCR Corp. *	1,782	65,097
NetApp, Inc.	4,361	168,596
NETGEAR, Inc. *	797	38,256
NetScout Systems, Inc. *	402	13,166
OSI Systems, Inc. *	406	33,722
Plantronics, Inc.	318	13,556
Plexus Corp. *	795	41,404
Rogers Corp. *	100	11,855
Sanmina Corp. *	2,087	78,158
ScanSource, Inc. *	636	24,963
SYNNEX Corp.	807	96,525
Tech Data Corp. *	2,397	264,365
Trimble, Inc. *	1,202	46,493
TTM Technologies, Inc. *	1,302	18,541
VeriFone Systems, Inc. *	1,117	22,083
ViaSat, Inc. *	159	10,114
Viavi Solutions, Inc. *	2,544	25,542
Vishay Intertechnology, Inc.	5,009	88,659
Western Digital Corp.	4,488	396,156
Xerox Corp.	8,462	273,069
Zebra Technologies Corp., Class A *	478	49,277
		15,925,445

Telecommunication Services 3.0%
AT&T, Inc.	110,586	4,142,551
ATN International, Inc.	251	15,203
CenturyLink, Inc. (b)	25,076	494,499
Cincinnati Bell, Inc. *	1,754	36,922
Consolidated Communications Holdings, Inc.	636	11,734
Frontier Communications Corp. (b)	5,314	71,580
General Communication, Inc., Class A *	497	21,436
Iridium Communications, Inc. *	1,193	13,242
Level 3 Communications, Inc. *	1,119	60,907
Sprint Corp. *	2,214	18,265
T-Mobile US, Inc. *	1,347	87,164
Telephone & Data Systems, Inc.	3,831	112,287
Verizon Communications, Inc.	58,699	2,815,791
Vonage Holdings Corp. *	3,736	31,009
Windstream Holdings, Inc.	10,133	20,975
Zayo Group Holdings, Inc. *	523	17,871
		7,971,436

Security	Number of Shares	Value ($)
Transportation 2.2%
Alaska Air Group, Inc.	957	71,450
Allegiant Travel Co.	66	7,788
AMERCO	26	9,703
American Airlines Group, Inc.	4,210	188,355
ArcBest Corp.	1,254	37,244
Atlas Air Worldwide Holdings, Inc. *	486	32,465
Avis Budget Group, Inc. *	3,605	130,609
C.H. Robinson Worldwide, Inc.	2,450	173,043
Copa Holdings S.A., Class A	641	79,529
CSX Corp.	12,664	635,733
Delta Air Lines, Inc.	1,755	82,818
Echo Global Logistics, Inc. *	654	9,941
Expeditors International of Washington, Inc.	2,788	156,407
FedEx Corp.	4,589	983,790
Forward Air Corp.	318	16,526
Genesee & Wyoming, Inc., Class A *	159	10,901
Hawaiian Holdings, Inc. *	502	21,511
Heartland Express, Inc.	795	17,625
Hertz Global Holdings, Inc. *	7,402	160,919
Hub Group, Inc., Class A *	636	24,454
J.B. Hunt Transport Services, Inc.	795	78,617
JetBlue Airways Corp. *	3,363	66,621
Kansas City Southern	810	83,778
Kirby Corp. *	890	55,714
Knight Transportation, Inc.	795	31,045
Landstar System, Inc.	636	59,371
Macquarie Infrastructure Corp.	493	36,719
Marten Transport Ltd.	825	14,149
Matson, Inc.	850	21,930
Norfolk Southern Corp.	3,745	451,347
Old Dominion Freight Line, Inc.	631	63,037
Roadrunner Transportation Systems, Inc. *	2,944	21,992
Ryder System, Inc.	1,413	109,649
Saia, Inc. *	214	12,102
SkyWest, Inc.	1,677	58,192
Southwest Airlines Co.	1,378	71,849
Spirit Airlines, Inc. *	702	23,903
Swift Transportation Co. *	954	26,760
Union Pacific Corp.	10,062	1,059,529
United Continental Holdings, Inc. *	830	51,427
United Parcel Service, Inc., Class B	5,331	609,653
Werner Enterprises, Inc.	1,113	36,840
		5,895,035

Utilities 4.1%
AES Corp.	25,627	282,922
ALLETE, Inc.	477	36,886
Alliant Energy Corp.	2,922	124,886
Ameren Corp.	3,828	229,642
American Electric Power Co., Inc.	7,105	523,141
American States Water Co.	318	15,677
American Water Works Co., Inc.	1,530	123,777
Aqua America, Inc.	955	31,897
Atmos Energy Corp.	809	71,224
Avangrid, Inc.	503	24,556
Avista Corp.	954	49,036
Black Hills Corp.	477	33,571
California Water Service Group	477	17,864
Calpine Corp. *	13,630	200,361
CenterPoint Energy, Inc.	7,337	217,322
CMS Energy Corp.	3,034	147,270
Consolidated Edison, Inc.	4,622	389,496
Dominion Energy, Inc.	5,899	464,664
DTE Energy Co.	2,347	263,615
Duke Energy Corp.	9,061	791,025

11
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Dynegy, Inc. *	2,565	24,162
Edison International	4,160	333,549
El Paso Electric Co.	477	26,497
Entergy Corp.	4,069	322,143
Eversource Energy	3,285	206,955
Exelon Corp.	19,120	724,074
FirstEnergy Corp.	10,974	357,533
Great Plains Energy, Inc.	2,396	73,533
Hawaiian Electric Industries, Inc.	1,635	54,642
IDACORP, Inc.	477	42,443
MDU Resources Group, Inc.	4,007	108,349
MGE Energy, Inc.	320	20,352
National Fuel Gas Co.	668	38,731
New Jersey Resources Corp.	1,272	55,523
NextEra Energy, Inc.	4,041	608,211
NiSource, Inc.	2,718	73,033
Northwest Natural Gas Co.	477	31,625
NorthWestern Corp.	477	28,773
NRG Energy, Inc.	12,854	320,193
OGE Energy Corp.	3,097	110,625
ONE Gas, Inc.	279	20,992
Otter Tail Corp.	336	14,045
PG&E Corp.	6,437	453,036
Pinnacle West Capital Corp.	1,749	157,358
PNM Resources, Inc.	1,272	53,933
Portland General Electric Co.	1,286	61,098
PPL Corp.	9,240	362,578
Public Service Enterprise Group, Inc.	8,351	391,161
SCANA Corp.	1,361	82,177
Sempra Energy	2,434	287,042
South Jersey Industries, Inc.	360	12,917
Spire, Inc.	477	36,491
The Southern Co.	12,969	625,884
UGI Corp.	1,852	91,507
Vectren Corp.	1,272	83,456
WEC Energy Group, Inc.	2,804	182,877
Westar Energy, Inc.	1,444	74,092
WGL Holdings, Inc.	547	46,090
Xcel Energy, Inc.	6,291	311,404
		10,947,916
Total Common Stock
(Cost $235,599,208)		266,109,436

Other Investment Companies 0.8% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.93% (c)	526,652	526,652

Securities Lending Collateral 0.6%
Wells Fargo Government Money Market Fund, Select Class 0.92% (c)	1,646,898	1,646,898
Total Other Investment Companies
(Cost $2,173,550)		2,173,550

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/15/17	10	1,235,050	7,219
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,592,372.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

12
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.5%
Adient plc	17,983	1,271,038
BorgWarner, Inc.	49,731	2,308,016
Cooper Tire & Rubber Co. (b)	16,614	558,230
Dana, Inc.	43,320	1,042,712
Delphi Automotive plc	38,136	3,676,310
Ford Motor Co.	1,112,491	12,270,776
General Motors Co.	422,688	15,445,020
Harley-Davidson, Inc.	34,322	1,613,477
Lear Corp.	14,648	2,190,462
Tenneco, Inc.	10,169	551,160
The Goodyear Tire & Rubber Co.	58,377	1,768,823
Thor Industries, Inc.	7,700	836,528
Visteon Corp. *	13,268	1,531,658
		45,064,210

Banks 5.0%
Bank of America Corp.	773,323	18,474,687
BB&T Corp.	83,793	3,862,019
CIT Group, Inc.	33,285	1,492,832
Citigroup, Inc.	380,595	25,891,878
Citizens Financial Group, Inc.	55,849	1,850,277
Comerica, Inc.	13,880	947,310
Fifth Third Bancorp	107,016	2,796,328
Huntington Bancshares, Inc.	110,144	1,386,713
JPMorgan Chase & Co.	425,633	38,685,783
KeyCorp	104,302	1,795,037
M&T Bank Corp.	11,803	1,745,192
New York Community Bancorp, Inc.	84,635	1,019,852
People's United Financial, Inc.	46,271	772,726
PHH Corp. *	56,722	805,452
Regions Financial Corp.	139,069	1,962,264
SunTrust Banks, Inc.	55,311	3,047,636
The PNC Financial Services Group, Inc.	51,566	6,466,892
U.S. Bancorp	181,605	9,307,256
Wells Fargo & Co.	575,195	29,375,209
		151,685,343

Capital Goods 8.4%
3M Co.	74,613	15,244,928
AECOM *	34,072	1,141,412
AGCO Corp.	27,433	1,877,789
Allison Transmission Holdings, Inc.	17,678	613,957
AMETEK, Inc.	22,303	1,410,665
Arconic, Inc.	81,738	2,081,867
Carlisle Cos., Inc.	7,122	674,382
Caterpillar, Inc.	127,242	14,949,663
Chicago Bridge & Iron Co. N.V. (b)	33,295	410,860
Cummins, Inc.	32,484	5,177,300
Deere & Co.	85,855	9,953,170
Donaldson Co., Inc.	15,056	711,396
Dover Corp.	30,891	2,622,028
Eaton Corp. plc	69,494	4,986,889
EMCOR Group, Inc.	13,035	860,831
Security	Number of Shares	Value ($)
Emerson Electric Co.	142,875	8,435,340
Fastenal Co.	33,705	1,438,192
Flowserve Corp.	31,079	1,220,783
Fluor Corp.	79,072	3,049,807
Fortive Corp.	21,833	1,418,490
Fortune Brands Home & Security, Inc.	15,362	960,586
General Dynamics Corp.	38,560	7,764,056
General Electric Co.	1,198,752	29,429,362
Honeywell International, Inc.	75,218	10,400,393
Hubbell, Inc.	9,111	1,027,630
Huntington Ingalls Industries, Inc.	4,288	917,460
IDEX Corp.	7,782	915,008
Illinois Tool Works, Inc.	50,501	6,944,392
Ingersoll-Rand plc	36,150	3,086,848
Jacobs Engineering Group, Inc.	35,877	1,954,938
Johnson Controls International plc	151,159	5,984,385
KBR, Inc.	65,054	1,058,429
Lincoln Electric Holdings, Inc.	11,053	959,843
Lockheed Martin Corp.	31,118	9,503,126
Masco Corp.	20,020	736,135
MSC Industrial Direct Co., Inc., Class A	7,430	511,778
Nordson Corp.	4,774	521,798
Northrop Grumman Corp.	30,895	8,409,928
Oshkosh Corp.	22,038	1,644,035
Owens Corning	21,358	1,583,269
PACCAR, Inc.	56,628	3,756,135
Parker-Hannifin Corp.	23,627	3,801,348
Pentair plc	25,937	1,609,391
Quanta Services, Inc. *	48,424	1,739,874
Raytheon Co.	45,091	8,207,013
Regal Beloit Corp.	9,199	693,605
Rockwell Automation, Inc.	14,262	2,339,824
Rockwell Collins, Inc.	19,545	2,561,372
Roper Technologies, Inc.	5,322	1,227,573
Snap-on, Inc.	5,322	785,368
Spirit AeroSystems Holdings, Inc., Class A	12,839	956,505
Stanley Black & Decker, Inc.	19,529	2,812,176
Terex Corp.	26,843	1,034,798
Textron, Inc.	42,739	2,098,058
The Boeing Co.	71,943	17,241,859
The Timken Co.	20,931	938,755
TransDigm Group, Inc.	4,773	1,244,130
Trinity Industries, Inc.	37,456	1,080,231
United Rentals, Inc. *	14,703	1,735,836
United Technologies Corp.	145,045	17,364,787
Valmont Industries, Inc.	5,580	801,009
W.W. Grainger, Inc.	12,053	1,959,456
WABCO Holdings, Inc. *	5,956	855,401
Wabtec Corp.	7,785	549,387
Watsco, Inc.	3,875	571,020
WESCO International, Inc. *	15,259	769,817
Xylem, Inc.	17,725	1,100,191
		252,428,067

Commercial & Professional Services 0.6%
ABM Industries, Inc.	14,471	642,947
Cintas Corp.	10,174	1,373,592
Equifax, Inc.	7,299	1,039,889

13
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
LSC Communications, Inc.	15,651	252,138
ManpowerGroup, Inc.	28,971	3,230,556
Nielsen Holdings plc	36,366	1,412,819
Pitney Bowes, Inc.	66,637	856,285
Republic Services, Inc.	35,577	2,321,043
Robert Half International, Inc.	25,415	1,151,299
The Dun & Bradstreet Corp.	7,099	791,113
Waste Management, Inc.	60,810	4,689,059
		17,760,740

Consumer Durables & Apparel 1.2%
Carter's, Inc.	5,456	473,090
Coach, Inc.	75,050	3,129,585
D.R. Horton, Inc.	30,473	1,101,599
Fossil Group, Inc. *	54,968	455,685
Garmin Ltd.	18,704	963,256
Hanesbrands, Inc.	33,949	823,603
Hasbro, Inc.	14,843	1,458,325
Leggett & Platt, Inc.	21,541	990,240
Lennar Corp., Class A	15,155	784,423
Mattel, Inc.	82,529	1,338,620
Michael Kors Holdings Ltd. *	24,181	1,020,922
Mohawk Industries, Inc. *	5,486	1,388,616
Newell Brands, Inc.	21,600	1,042,848
NIKE, Inc., Class B	144,007	7,605,010
NVR, Inc. *	659	1,793,040
Polaris Industries, Inc. (b)	11,427	1,065,339
PulteGroup, Inc.	44,598	1,151,520
PVH Corp.	11,214	1,411,730
Ralph Lauren Corp.	21,599	1,898,336
Tupperware Brands Corp.	12,893	746,118
VF Corp.	51,985	3,268,297
Whirlpool Corp.	14,893	2,555,936
		36,466,138

Consumer Services 1.9%
Adtalem Global Education, Inc.	23,840	815,328
Aramark	31,848	1,295,895
Brinker International, Inc.	14,235	444,417
Carnival Corp.	61,934	4,303,174
Chipotle Mexican Grill, Inc. *	2,205	698,346
Darden Restaurants, Inc.	17,871	1,467,030
H&R Block, Inc.	50,581	1,352,536
International Game Technology plc	30,530	621,896
Las Vegas Sands Corp.	45,478	2,829,186
Marriott International, Inc., Class A	38,217	3,958,517
McDonald's Corp.	135,480	21,672,736
MGM Resorts International	46,394	1,529,146
Royal Caribbean Cruises Ltd.	17,444	2,171,080
Service Corp. International	23,380	826,249
Starbucks Corp.	74,467	4,085,260
The Wendy's Co.	43,671	651,571
Wyndham Worldwide Corp.	24,942	2,486,219
Wynn Resorts Ltd.	15,231	2,116,957
Yum China Holdings, Inc. *	31,919	1,128,656
Yum! Brands, Inc.	43,336	3,329,071
		57,783,270

Diversified Financials 4.8%
Affiliated Managers Group, Inc.	4,038	713,474
AGNC Investment Corp.	51,433	1,107,867
Ally Financial, Inc.	193,228	4,366,953
American Express Co.	149,059	12,833,980
Ameriprise Financial, Inc.	30,871	4,275,942
Annaly Capital Management, Inc.	182,734	2,284,175
Security	Number of Shares	Value ($)
Berkshire Hathaway, Inc., Class B *	188,230	34,099,747
BlackRock, Inc.	10,307	4,318,736
Capital One Financial Corp.	98,016	7,803,054
CME Group, Inc.	22,266	2,801,063
Discover Financial Services	76,249	4,494,878
Franklin Resources, Inc.	79,788	3,449,235
Intercontinental Exchange, Inc.	16,118	1,042,351
Invesco Ltd.	59,591	1,953,393
Legg Mason, Inc.	39,122	1,494,069
Leucadia National Corp.	39,176	927,688
LPL Financial Holdings, Inc.	17,080	800,027
Moody's Corp.	13,892	1,861,945
Morgan Stanley	95,559	4,347,934
MSCI, Inc.	5,928	679,408
Nasdaq, Inc.	10,161	765,936
Navient Corp.	149,125	1,968,450
Northern Trust Corp.	16,914	1,496,889
Raymond James Financial, Inc.	8,583	672,221
S&P Global, Inc.	18,481	2,852,173
Santander Consumer USA Holdings, Inc. *	50,656	723,368
SEI Investments Co.	11,926	697,194
SLM Corp. *	136,568	1,388,897
State Street Corp.	46,144	4,267,859
Synchrony Financial	130,776	4,026,593
T. Rowe Price Group, Inc.	37,036	3,124,357
TD Ameritrade Holding Corp.	19,826	858,862
The Bank of New York Mellon Corp.	106,747	5,580,733
The Charles Schwab Corp. (a)	39,188	1,563,601
The Goldman Sachs Group, Inc.	70,774	15,834,975
Voya Financial, Inc.	36,398	1,391,495
Waddell & Reed Financial, Inc., Class A	35,756	665,419
		143,534,941

Energy 12.3%
Anadarko Petroleum Corp.	87,477	3,580,434
Andeavor	52,036	5,211,405
Apache Corp.	110,807	4,303,744
Baker Hughes a GE Co.	103,242	3,499,904
Cabot Oil & Gas Corp.	31,953	816,399
Chesapeake Energy Corp. *(b)	443,968	1,616,043
Chevron Corp.	678,362	73,005,318
Concho Resources, Inc. *	6,692	742,611
ConocoPhillips	606,301	26,471,102
CONSOL Energy, Inc. *	69,208	1,006,976
Delek US Holdings, Inc.	51,432	1,271,399
Devon Energy Corp.	112,523	3,533,222
Diamond Offshore Drilling, Inc. *(b)	54,699	621,381
Ensco plc, Class A (b)	190,284	808,707
EOG Resources, Inc.	51,968	4,416,760
EQT Corp.	13,323	830,556
Exxon Mobil Corp.	1,429,908	109,144,878
Halliburton Co.	169,250	6,595,672
Helmerich & Payne, Inc. (b)	24,004	1,016,329
Hess Corp.	156,946	6,105,199
HollyFrontier Corp.	148,355	4,644,995
Kinder Morgan, Inc.	249,572	4,824,227
Marathon Oil Corp.	395,107	4,393,590
Marathon Petroleum Corp.	247,457	12,979,120
Murphy Oil Corp.	122,830	2,783,328
Nabors Industries Ltd.	132,241	866,179
National Oilwell Varco, Inc.	151,268	4,639,390
Noble Corp. plc *	261,872	853,703
Noble Energy, Inc.	60,278	1,432,808
Occidental Petroleum Corp.	196,467	11,729,080
Oceaneering International, Inc.	45,134	1,017,772
ONEOK, Inc.	28,789	1,559,212
Patterson-UTI Energy, Inc.	44,764	714,881

14
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
PBF Energy, Inc., Class A (b)	46,900	1,110,592
Peabody Energy Corp. *	10,912	316,448
Phillips 66	225,298	18,882,225
Pioneer Natural Resources Co.	7,289	945,019
QEP Resources, Inc. *	56,884	429,474
Schlumberger Ltd.	219,094	13,914,660
SM Energy Co.	24,822	331,622
Superior Energy Services, Inc. *	74,885	617,052
Targa Resources Corp.	10,917	486,571
The Williams Cos., Inc.	100,898	2,999,698
Transocean Ltd. *	220,664	1,800,618
Valero Energy Corp.	270,179	18,399,190
Weatherford International plc *	416,553	1,595,398
Whiting Petroleum Corp. *	123,759	553,203
World Fuel Services Corp.	83,843	2,895,937
		372,314,031

Food & Staples Retailing 3.6%
Casey's General Stores, Inc.	7,453	785,695
Costco Wholesale Corp.	82,128	12,872,743
CVS Health Corp.	326,947	25,286,081
Rite Aid Corp. *	120,759	292,237
Sysco Corp.	114,285	6,019,391
The Kroger Co.	291,585	6,376,964
United Natural Foods, Inc. *	21,596	750,461
US Foods Holding Corp. *	7,581	208,098
Wal-Mart Stores, Inc.	570,659	44,551,348
Walgreens Boots Alliance, Inc.	150,990	12,305,685
		109,448,703

Food, Beverage & Tobacco 4.6%
Altria Group, Inc.	175,636	11,135,322
Archer-Daniels-Midland Co.	264,568	10,931,950
Brown-Forman Corp., Class B	26,529	1,407,098
Bunge Ltd.	91,190	6,805,510
Campbell Soup Co.	18,397	849,941
ConAgra Brands, Inc.	52,427	1,701,780
Constellation Brands, Inc., Class A	6,853	1,371,285
Dr. Pepper Snapple Group, Inc.	26,862	2,445,785
General Mills, Inc.	92,917	4,948,760
Hormel Foods Corp.	36,444	1,120,289
Ingredion, Inc.	10,937	1,354,219
Kellogg Co.	34,233	2,240,892
Lamb Weston Holdings, Inc.	11,733	533,617
McCormick & Co., Inc. Non-Voting Shares	11,939	1,135,757
Molson Coors Brewing Co., Class B	14,401	1,292,490
Mondelez International, Inc., Class A	214,888	8,737,346
Monster Beverage Corp. *	13,671	763,115
PepsiCo, Inc.	193,814	22,430,094
Philip Morris International, Inc.	223,728	26,160,515
The Coca-Cola Co.	488,740	22,262,107
The Hershey Co.	13,311	1,396,590
The J.M. Smucker Co.	16,285	1,706,017
The Kraft Heinz Co.	21,977	1,774,643
Tyson Foods, Inc., Class A	65,065	4,118,615
		138,623,737

Health Care Equipment & Services 5.6%
Abbott Laboratories	208,222	10,606,829
Aetna, Inc.	59,389	9,365,645
AmerisourceBergen Corp.	31,867	2,557,327
Anthem, Inc.	93,514	18,332,485
Baxter International, Inc.	55,544	3,445,950
Becton Dickinson & Co.	21,686	4,325,056
Boston Scientific Corp. *	57,076	1,572,444
Security	Number of Shares	Value ($)
C.R. Bard, Inc.	7,118	2,283,526
Cardinal Health, Inc.	102,974	6,946,626
Centene Corp. *	14,976	1,330,618
Cerner Corp. *	16,605	1,125,487
Cigna Corp.	21,648	3,941,235
Community Health Systems, Inc. *	166,003	1,268,263
Danaher Corp.	42,825	3,572,461
DaVita, Inc. *	23,163	1,356,425
DENTSPLY SIRONA, Inc.	14,233	805,161
Edwards Lifesciences Corp. *	7,125	809,827
Express Scripts Holding Co. *	206,018	12,942,051
HCA Healthcare, Inc. *	67,633	5,320,012
Henry Schein, Inc. *	11,502	1,997,667
Humana, Inc.	31,840	8,202,621
Intuitive Surgical, Inc. *	1,910	1,918,920
Laboratory Corp. of America Holdings *	9,373	1,470,342
LifePoint Health, Inc. *	13,277	769,402
Magellan Health, Inc. *	12,486	1,010,117
McKesson Corp.	57,104	8,526,198
MEDNAX, Inc. *	11,736	526,360
Medtronic plc	114,081	9,197,210
Owens & Minor, Inc.	30,335	847,560
Patterson Cos., Inc.	20,766	799,491
Quest Diagnostics, Inc.	27,770	3,008,879
ResMed, Inc.	11,117	862,457
Stryker Corp.	25,420	3,593,625
Tenet Healthcare Corp. *(b)	49,011	841,519
UnitedHealth Group, Inc.	139,966	27,839,237
Universal Health Services, Inc., Class B	11,361	1,228,465
Varian Medical Systems, Inc. *	13,527	1,437,244
WellCare Health Plans, Inc. *	7,707	1,346,259
Zimmer Biomet Holdings, Inc.	19,865	2,269,973
		169,600,974

Household & Personal Products 1.9%
Church & Dwight Co., Inc.	25,182	1,263,381
Colgate-Palmolive Co.	97,626	6,993,927
Herbalife Ltd. *(b)	18,236	1,258,466
Kimberly-Clark Corp.	39,784	4,904,970
Nu Skin Enterprises, Inc., Class A	13,453	818,346
The Clorox Co.	11,183	1,549,181
The Estee Lauder Cos., Inc., Class A	21,487	2,298,894
The Procter & Gamble Co.	414,353	38,232,351
		57,319,516

Insurance 3.8%
Aflac, Inc.	72,090	5,951,029
Alleghany Corp. *	1,673	941,514
American Financial Group, Inc.	10,705	1,089,876
American International Group, Inc.	302,470	18,293,386
Aon plc	30,085	4,186,629
Arch Capital Group Ltd. *	11,737	1,142,480
Arthur J. Gallagher & Co.	14,225	823,627
Assurant, Inc.	17,827	1,688,039
Assured Guaranty Ltd.	30,936	1,316,017
Axis Capital Holdings Ltd.	23,451	1,412,688
Brighthouse Financial, Inc. *	11,589	661,384
Chubb Ltd.	37,461	5,297,735
Cincinnati Financial Corp.	14,498	1,114,026
CNO Financial Group, Inc.	50,163	1,121,143
Everest Re Group Ltd.	8,072	2,038,019
First American Financial Corp.	18,203	893,039
FNF Group	39,024	1,882,518
Genworth Financial, Inc., Class A *	253,214	868,524
Lincoln National Corp.	37,998	2,578,544
Loews Corp.	70,801	3,297,911

15
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Markel Corp. *	780	820,552
Marsh & McLennan Cos., Inc.	50,258	3,924,145
MetLife, Inc.	127,824	5,985,998
Old Republic International Corp.	35,579	679,203
Principal Financial Group, Inc.	29,179	1,824,271
Prudential Financial, Inc.	48,460	4,946,797
Reinsurance Group of America, Inc.	10,847	1,458,379
RenaissanceRe Holdings Ltd.	8,436	1,173,954
The Allstate Corp.	74,711	6,761,345
The Hartford Financial Services Group, Inc.	83,674	4,524,253
The Progressive Corp.	106,879	4,967,736
The Travelers Cos., Inc.	104,164	12,622,594
Torchmark Corp.	15,965	1,228,826
Unum Group	34,644	1,669,148
Validus Holdings Ltd.	12,481	625,922
W.R. Berkley Corp.	17,919	1,194,122
White Mountains Insurance Group Ltd.	936	815,322
Willis Towers Watson plc	6,136	911,012
XL Group Ltd.	44,368	1,817,313
		114,549,020

Materials 4.0%
Air Products & Chemicals, Inc.	19,838	2,883,850
Albemarle Corp.	10,162	1,181,434
Alcoa Corp. *	41,408	1,816,983
Allegheny Technologies, Inc. *	42,336	881,859
Ashland Global Holdings, Inc.	15,596	967,732
Avery Dennison Corp.	17,072	1,609,207
Ball Corp.	72,715	2,907,873
Bemis Co., Inc.	21,315	908,232
Celanese Corp., Series A	18,321	1,777,503
CF Industries Holdings, Inc.	90,355	2,619,391
Cleveland-Cliffs, Inc. *	86,232	720,899
Commercial Metals Co.	48,177	910,063
Crown Holdings, Inc. *	12,556	741,181
Domtar Corp.	40,004	1,617,762
E.I. du Pont de Nemours & Co.	100,716	8,453,094
Eastman Chemical Co.	27,744	2,391,533
Ecolab, Inc.	19,742	2,631,609
FMC Corp.	18,035	1,554,978
Freeport-McMoRan, Inc. *	645,592	9,541,850
Graphic Packaging Holding Co.	55,753	727,577
Huntsman Corp.	54,376	1,444,770
International Flavors & Fragrances, Inc.	7,128	975,467
International Paper Co.	84,284	4,540,379
LyondellBasell Industries N.V., Class A	118,808	10,762,817
Martin Marietta Materials, Inc.	3,239	686,636
Monsanto Co.	67,587	7,921,196
Newmont Mining Corp.	90,342	3,463,712
Nucor Corp.	73,427	4,046,562
Owens-Illinois, Inc. *	53,188	1,310,552
Packaging Corp. of America	9,392	1,055,755
PPG Industries, Inc.	37,421	3,903,759
Praxair, Inc.	40,997	5,392,745
Reliance Steel & Aluminum Co.	22,132	1,602,799
RPM International, Inc.	14,760	722,797
Sealed Air Corp.	17,812	790,497
Sonoco Products Co.	17,804	859,221
Steel Dynamics, Inc.	41,499	1,429,641
The Chemours Co.	70,779	3,473,125
The Dow Chemical Co.	180,426	12,025,393
The Mosaic Co.	173,411	3,464,752
The Sherwin-Williams Co.	4,284	1,453,433
United States Steel Corp.	59,346	1,579,197
Security	Number of Shares	Value ($)
Vulcan Materials Co.	7,061	856,217
WestRock Co.	28,383	1,615,276
		122,221,308

Media 3.0%
CBS Corp., Class B Non-Voting Shares	86,427	5,536,514
Charter Communications, Inc., Class A *	4,832	1,925,745
Comcast Corp., Class A	556,650	22,605,557
Discovery Communications, Inc., Class A *	48,391	1,074,764
Discovery Communications, Inc., Class C *	66,376	1,394,560
DISH Network Corp., Class A *	19,580	1,121,738
News Corp., Class A	92,898	1,242,046
News Corp., Class B	27,268	373,572
Omnicom Group, Inc.	40,022	2,896,792
Scripps Networks Interactive, Inc., Class A	16,881	1,445,858
TEGNA, Inc.	44,553	562,259
The Interpublic Group of Cos., Inc.	43,444	874,962
The Walt Disney Co.	195,422	19,776,706
Time Warner, Inc.	166,607	16,843,968
Tribune Media Co., Class A	13,191	528,563
Twenty-First Century Fox, Inc., Class A	201,354	5,555,357
Twenty-First Century Fox, Inc., Class B	85,459	2,315,939
Viacom, Inc., Class B	184,449	5,275,241
		91,350,141

Pharmaceuticals, Biotechnology & Life Sciences 6.0%
AbbVie, Inc.	107,348	8,083,304
Agilent Technologies, Inc.	28,974	1,875,197
Allergan plc	7,498	1,720,641
Amgen, Inc.	77,660	13,805,618
Biogen, Inc. *	11,962	3,786,691
Bristol-Myers Squibb Co.	148,814	9,000,271
Celgene Corp. *	38,509	5,350,055
Eli Lilly & Co.	110,398	8,974,253
Gilead Sciences, Inc.	133,500	11,175,285
Johnson & Johnson	277,186	36,691,111
Merck & Co., Inc.	419,768	26,806,385
Mettler-Toledo International, Inc. *	2,056	1,244,065
Mylan N.V. *	54,290	1,709,049
Perrigo Co., plc	13,051	1,030,507
Pfizer, Inc.	1,234,277	41,866,676
Thermo Fisher Scientific, Inc.	23,184	4,338,654
United Therapeutics Corp. *	3,937	514,960
Waters Corp. *	6,066	1,112,990
Zoetis, Inc.	18,653	1,169,543
		180,255,255

Real Estate 1.3%
American Tower Corp.	14,391	2,130,588
AvalonBay Communities, Inc.	6,110	1,147,030
Boston Properties, Inc.	12,075	1,456,245
Brixmor Property Group, Inc.	24,985	467,719
CBRE Group, Inc., Class A *	29,469	1,063,241
CoreCivic, Inc.	37,787	1,012,692
Crown Castle International Corp.	14,748	1,599,273
Digital Realty Trust, Inc.	10,858	1,284,936
Duke Realty Corp.	23,160	688,315
Equinix, Inc.	1,769	828,617
Equity Residential	29,251	1,964,205
Essex Property Trust, Inc.	2,414	642,052
GGP, Inc.	50,780	1,053,685
HCP, Inc.	50,677	1,510,681
Hospitality Properties Trust	29,049	794,781
Host Hotels & Resorts, Inc.	104,686	1,896,910
Iron Mountain, Inc.	47,068	1,855,421

16
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
JBG SMITH Properties *	7,931	259,582
Jones Lang LaSalle, Inc.	7,375	899,086
Kimco Realty Corp.	29,858	585,814
Prologis, Inc.	28,455	1,802,909
Public Storage	6,469	1,328,344
Realogy Holdings Corp.	25,126	851,771
Simon Property Group, Inc.	19,692	3,088,690
SL Green Realty Corp.	7,239	697,695
The Macerich Co.	11,169	589,388
Ventas, Inc.	28,641	1,960,190
Vornado Realty Trust	15,966	1,189,307
Welltower, Inc.	28,494	2,086,331
Weyerhaeuser Co.	90,820	2,961,640
		39,697,138

Retailing 4.4%
Abercrombie & Fitch Co., Class A (b)	87,829	1,118,941
Advance Auto Parts, Inc.	6,548	641,049
Amazon.com, Inc. *	5,548	5,440,369
American Eagle Outfitters, Inc.	60,960	728,472
Ascena Retail Group, Inc. *	135,904	277,244
AutoNation, Inc. *(b)	24,756	1,123,180
AutoZone, Inc. *	1,801	951,720
Bed Bath & Beyond, Inc.	99,572	2,747,192
Best Buy Co., Inc.	107,931	5,856,336
Big Lots, Inc.	24,848	1,182,765
CarMax, Inc. *	28,238	1,896,182
Chico's FAS, Inc.	55,377	425,295
Core-Mark Holding Co., Inc.	29,629	801,761
Dick's Sporting Goods, Inc.	18,776	494,935
Dillard's, Inc., Class A (b)	17,717	1,077,194
Dollar General Corp.	55,000	3,990,800
Dollar Tree, Inc. *	26,894	2,141,838
Expedia, Inc.	8,036	1,192,221
Foot Locker, Inc.	27,176	957,411
GameStop Corp., Class A	85,316	1,578,346
Genuine Parts Co.	27,647	2,290,001
GNC Holdings, Inc., Class A (b)	80,391	667,245
Group 1 Automotive, Inc.	9,124	547,622
Kohl's Corp.	130,047	5,173,270
L Brands, Inc.	42,732	1,547,753
Liberty Interactive Corp. QVC Group, Class A *	108,700	2,404,444
LKQ Corp. *	25,888	897,019
Lowe's Cos., Inc.	181,150	13,385,174
Macy's, Inc.	138,621	2,879,158
Murphy USA, Inc. *	25,451	1,640,571
Nordstrom, Inc. (b)	45,188	2,016,289
O'Reilly Automotive, Inc. *	9,064	1,777,722
Office Depot, Inc.	183,742	788,253
Ross Stores, Inc.	36,756	2,148,388
Sally Beauty Holdings, Inc. *	27,700	514,943
Signet Jewelers Ltd.	16,214	1,022,617
Staples, Inc.	543,821	5,555,132
Target Corp.	225,249	12,282,828
The Gap, Inc.	124,471	2,940,005
The Home Depot, Inc.	157,730	23,638,995
The Priceline Group, Inc. *	1,871	3,465,242
The TJX Cos., Inc.	92,480	6,686,304
Tiffany & Co.	13,181	1,204,743
Tractor Supply Co.	20,466	1,217,932
Urban Outfitters, Inc. *	34,579	706,795
Williams-Sonoma, Inc.	22,622	1,040,612
		133,062,308

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.9%
Analog Devices, Inc.	27,466	2,298,080
Applied Materials, Inc.	100,655	4,541,554
Broadcom Ltd.	5,407	1,362,942
First Solar, Inc. *	19,038	894,024
Intel Corp.	1,034,522	36,280,687
KLA-Tencor Corp.	19,724	1,847,942
Lam Research Corp.	14,163	2,350,775
Marvell Technology Group Ltd.	105,440	1,888,430
Maxim Integrated Products, Inc.	36,430	1,699,824
Microchip Technology, Inc.	13,731	1,191,851
Micron Technology, Inc. *	151,675	4,849,050
NVIDIA Corp.	16,552	2,804,571
NXP Semiconductor N.V. *	9,810	1,108,138
ON Semiconductor Corp. *	47,856	817,380
Qorvo, Inc. *	13,632	998,135
QUALCOMM, Inc.	216,560	11,319,591
Skyworks Solutions, Inc.	9,331	983,114
Texas Instruments, Inc.	113,559	9,404,956
Xilinx, Inc.	26,769	1,768,360
		88,409,404

Software & Services 7.3%
Accenture plc, Class A	72,624	9,496,314
Activision Blizzard, Inc.	66,450	4,356,462
Adobe Systems, Inc. *	14,671	2,276,352
Akamai Technologies, Inc. *	12,834	605,123
Alliance Data Systems Corp.	4,646	1,047,673
Alphabet, Inc., Class A *	10,478	10,009,005
Alphabet, Inc., Class C *	10,701	10,051,770
Amdocs Ltd.	23,759	1,539,346
Autodesk, Inc. *	9,210	1,054,177
Automatic Data Processing, Inc.	34,041	3,624,345
Booz Allen Hamilton Holding Corp.	21,982	749,806
Broadridge Financial Solutions, Inc.	12,721	993,892
CA, Inc.	62,456	2,072,290
CACI International, Inc., Class A *	5,987	777,113
Cars.com, Inc. *	4,176	107,991
Citrix Systems, Inc. *	16,283	1,273,493
Cognizant Technology Solutions Corp., Class A	44,274	3,133,271
eBay, Inc. *	79,609	2,876,273
Electronic Arts, Inc. *	12,298	1,494,207
Facebook, Inc., Class A *	20,903	3,594,689
Fidelity National Information Services, Inc.	36,490	3,390,651
First Data Corp., Class A *	40,772	750,613
Fiserv, Inc. *	21,329	2,638,611
Global Payments, Inc.	9,564	913,266
IAC/InterActiveCorp *	11,914	1,352,358
International Business Machines Corp.	244,801	35,013,887
Intuit, Inc.	23,015	3,255,472
Leidos Holdings, Inc.	21,855	1,274,584
MasterCard, Inc., Class A	53,705	7,158,876
Microsoft Corp.	761,965	56,972,123
Oracle Corp.	454,149	22,857,319
Paychex, Inc.	26,723	1,524,013
PayPal Holdings, Inc. *	38,062	2,347,664
Symantec Corp.	119,124	3,571,338
Teradata Corp. *	40,028	1,277,694
The Western Union Co.	120,229	2,274,733
Total System Services, Inc.	15,336	1,060,024
Visa, Inc., Class A	98,022	10,147,237
		218,914,055

17
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Technology Hardware & Equipment 6.0%
Amphenol Corp., Class A	24,842	2,010,711
Anixter International, Inc. *	10,968	809,438
Apple, Inc.	583,903	95,760,092
Arrow Electronics, Inc. *	37,270	2,960,356
Avnet, Inc.	77,401	2,985,357
Brocade Communications Systems, Inc.	67,434	834,833
CDW Corp.	15,919	1,009,583
Cisco Systems, Inc.	714,369	23,009,825
CommScope Holding Co., Inc. *	15,614	516,199
Corning, Inc.	207,431	5,965,716
F5 Networks, Inc. *	6,802	812,023
FLIR Systems, Inc.	19,568	743,584
Harris Corp.	17,252	2,120,271
Hewlett Packard Enterprise Co.	365,575	6,602,284
HP, Inc.	556,736	10,622,523
Jabil, Inc.	72,708	2,279,396
Juniper Networks, Inc.	86,992	2,412,288
Keysight Technologies, Inc. *	19,781	808,252
Motorola Solutions, Inc.	51,735	4,558,888
NCR Corp. *	17,950	655,714
NetApp, Inc.	54,814	2,119,109
Sanmina Corp. *	22,182	830,716
SYNNEX Corp.	7,735	925,183
Tech Data Corp. *	27,036	2,981,800
Western Digital Corp.	56,581	4,994,405
Xerox Corp.	103,719	3,347,012
		182,675,558

Telecommunication Services 3.2%
AT&T, Inc.	1,360,526	50,965,304
CenturyLink, Inc. (b)	311,625	6,145,245
Frontier Communications Corp. (b)	67,262	906,019
Level 3 Communications, Inc. *	17,904	974,515
Sprint Corp. *	26,102	215,341
T-Mobile US, Inc. *	16,873	1,091,852
Telephone & Data Systems, Inc.	44,831	1,313,996
Verizon Communications, Inc.	718,401	34,461,696
Windstream Holdings, Inc.	136,911	283,406
		96,357,374

Transportation 2.2%
Alaska Air Group, Inc.	13,394	999,996
American Airlines Group, Inc.	53,069	2,374,307
Avis Budget Group, Inc. *	46,318	1,678,101
C.H. Robinson Worldwide, Inc.	30,402	2,147,293
CSX Corp.	151,729	7,616,796
Delta Air Lines, Inc.	25,441	1,200,561
Expeditors International of Washington, Inc.	37,269	2,090,791
FedEx Corp.	54,967	11,783,826
Hertz Global Holdings, Inc. *	87,929	1,911,576
J.B. Hunt Transport Services, Inc.	12,897	1,275,384
JetBlue Airways Corp. *	43,684	865,380
Kansas City Southern	10,665	1,103,081
Kirby Corp. *	9,168	573,917
Norfolk Southern Corp.	44,826	5,402,430
Old Dominion Freight Line, Inc.	6,266	625,973
Ryder System, Inc.	18,972	1,472,227
Southwest Airlines Co.	16,126	840,810
Union Pacific Corp.	122,586	12,908,306
United Continental Holdings, Inc. *	10,373	642,711
United Parcel Service, Inc., Class B	67,939	7,769,504
		65,282,970

Security	Number of Shares	Value ($)
Utilities 4.2%
AES Corp.	301,834	3,332,247
Alliant Energy Corp.	28,804	1,231,083
Ameren Corp.	42,937	2,575,791
American Electric Power Co., Inc.	85,964	6,329,529
American Water Works Co., Inc.	18,145	1,467,931
Atmos Energy Corp.	13,076	1,151,211
Calpine Corp. *	162,982	2,395,835
CenterPoint Energy, Inc.	88,245	2,613,817
CMS Energy Corp.	38,076	1,848,209
Consolidated Edison, Inc.	53,686	4,524,119
Dominion Energy, Inc.	76,711	6,042,526
DTE Energy Co.	30,816	3,461,253
Duke Energy Corp.	109,099	9,524,343
Edison International	46,462	3,725,323
Entergy Corp.	54,021	4,276,843
Eversource Energy	37,901	2,387,763
Exelon Corp.	236,785	8,967,048
FirstEnergy Corp.	140,021	4,561,884
Great Plains Energy, Inc.	32,336	992,392
MDU Resources Group, Inc.	42,657	1,153,445
National Fuel Gas Co.	13,092	759,074
NextEra Energy, Inc.	50,638	7,621,525
NiSource, Inc.	33,844	909,388
NRG Energy, Inc.	161,799	4,030,413
OGE Energy Corp.	33,819	1,208,015
PG&E Corp.	77,956	5,486,543
Pinnacle West Capital Corp.	18,286	1,645,191
PPL Corp.	117,552	4,612,741
Public Service Enterprise Group, Inc.	100,955	4,728,732
SCANA Corp.	21,378	1,290,804
Sempra Energy	31,990	3,772,581
The Southern Co.	157,209	7,586,906
UGI Corp.	28,402	1,403,343
Vectren Corp.	16,006	1,050,154
WEC Energy Group, Inc.	31,388	2,047,125
Westar Energy, Inc.	16,724	858,109
Xcel Energy, Inc.	79,748	3,947,526
		125,520,762
Total Common Stock
(Cost $2,769,717,336)		3,010,324,963

Other Investment Companies 0.8% of net assets

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.93% (c)	6,604,197	6,604,197

Securities Lending Collateral 0.6%
Wells Fargo Government Money Market Fund, Select Class 0.92% (c)	17,801,055	17,801,055
Total Other Investment Companies
(Cost $24,405,252)		24,405,252

18
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/15/17	62	7,657,310	82,252
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $17,201,227.
(c)	The rate shown is the 7-day yield.
19
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.8%
American Axle & Manufacturing Holdings, Inc. *	119,274	1,742,593
Cooper-Standard Holding, Inc. *	24,340	2,448,117
Dorman Products, Inc. *	17,878	1,187,457
Gentex Corp.	213,222	3,895,566
Gentherm, Inc. *	7,376	229,762
LCI Industries	21,189	2,093,473
Modine Manufacturing Co. *	35,884	579,527
Standard Motor Products, Inc.	28,916	1,275,196
Superior Industries International, Inc.	66,840	979,206
Tower International, Inc.	39,986	897,686
Winnebago Industries, Inc.	10,268	371,188
		15,699,771

Banks 5.4%
Associated Banc-Corp.	105,237	2,304,690
Astoria Financial Corp.	62,132	1,217,166
BancorpSouth, Inc.	44,928	1,305,158
Bank of Hawaii Corp.	36,201	2,828,384
Bank of the Ozarks, Inc.	21,220	911,611
BankUnited, Inc.	75,376	2,508,513
BOK Financial Corp.	21,786	1,753,337
Capitol Federal Financial, Inc.	124,293	1,705,300
Cathay General Bancorp	31,164	1,099,154
Chemical Financial Corp.	4,884	221,782
Columbia Banking System, Inc.	27,500	1,022,175
Commerce Bancshares, Inc.	60,648	3,335,034
Community Bank System, Inc.	22,176	1,141,177
Cullen/Frost Bankers, Inc.	34,971	2,944,558
CVB Financial Corp.	58,720	1,215,504
East West Bancorp, Inc.	89,155	4,936,512
F.N.B. Corp.	141,604	1,796,955
First Citizens BancShares, Inc., Class A	5,167	1,759,415
First Commonwealth Financial Corp.	19,736	248,871
First Financial Bancorp	52,325	1,253,184
First Financial Bankshares, Inc.	23,267	931,843
First Horizon National Corp.	192,760	3,317,400
First Midwest Bancorp, Inc.	10,964	231,121
First Republic Bank	46,149	4,478,760
Fulton Financial Corp.	144,076	2,514,126
Glacier Bancorp, Inc.	41,770	1,387,182
Great Western Bancorp, Inc.	28,430	1,021,206
Hancock Holding Co.	56,593	2,487,262
Home BancShares, Inc.	10,168	237,016
IBERIABANK Corp.	15,188	1,163,401
International Bancshares Corp.	47,236	1,698,134
Investors Bancorp, Inc.	102,897	1,346,922
MB Financial, Inc.	32,973	1,311,336
National Bank Holdings Corp., Class A	35,423	1,139,912
NBT Bancorp, Inc.	30,151	989,857
Northwest Bancshares, Inc.	117,097	1,806,807
Ocwen Financial Corp. *	430,246	1,260,621
OFG Bancorp	21,328	185,554
Old National Bancorp	87,567	1,431,720
Security	Number of Shares	Value ($)
PacWest Bancorp	34,245	1,546,162
Park National Corp.	12,078	1,166,614
Popular, Inc.	108,315	4,322,852
Prosperity Bancshares, Inc.	32,343	1,932,494
Provident Financial Services, Inc.	39,364	978,195
Radian Group, Inc.	31,296	547,680
Signature Bank *	13,617	1,747,606
SVB Financial Group *	19,090	3,232,701
Synovus Financial Corp.	71,375	3,006,315
TCF Financial Corp.	152,907	2,374,646
Texas Capital Bancshares, Inc. *	14,722	1,093,109
The Bank of NT Butterfield & Son Ltd.	7,076	232,659
Trustmark Corp.	58,309	1,727,113
UMB Financial Corp.	21,381	1,435,093
Umpqua Holdings Corp.	116,921	2,046,118
Union Bankshares Corp.	7,476	234,223
United Bankshares, Inc.	38,897	1,304,994
Valley National Bancorp	232,513	2,601,821
Washington Federal, Inc.	88,788	2,774,625
Webster Financial Corp.	49,237	2,298,383
Westamerica Bancorp	26,670	1,374,839
Western Alliance Bancorp *	4,984	240,378
Wintrust Financial Corp.	25,587	1,862,989
Zions Bancorp	106,009	4,628,353
		109,158,622

Capital Goods 12.0%
A.O. Smith Corp.	70,933	3,950,259
AAR Corp.	87,611	3,159,253
Actuant Corp., Class A	125,654	3,021,979
Acuity Brands, Inc.	16,587	2,932,416
Aegion Corp. *	73,884	1,601,066
Air Lease Corp.	53,467	2,172,899
Aircastle Ltd.	72,114	1,616,796
Alamo Group, Inc.	2,792	256,194
Albany International Corp., Class A	28,581	1,531,942
Allegion plc	28,289	2,226,627
Altra Industrial Motion Corp.	30,186	1,390,065
American Woodmark Corp. *	2,492	206,338
Apogee Enterprises, Inc.	25,575	1,117,628
Applied Industrial Technologies, Inc.	68,768	3,919,776
Armstrong Flooring, Inc. *	21,032	313,797
Armstrong World Industries, Inc. *	134,605	6,393,737
Astec Industries, Inc.	24,497	1,217,011
Atkore International Group, Inc. *	10,168	169,399
AZZ, Inc.	21,220	1,037,658
Babcock & Wilcox Enterprises, Inc. *	168,932	381,786
Barnes Group, Inc.	48,807	3,051,414
Beacon Roofing Supply, Inc. *	64,221	3,024,809
BMC Stock Holdings, Inc. *	11,164	226,629
Briggs & Stratton Corp.	118,777	2,487,190
BWX Technologies, Inc.	72,941	3,991,332
Chart Industries, Inc. *	47,635	1,607,205
CIRCOR International, Inc.	22,965	1,102,779
Colfax Corp. *	86,400	3,445,632
Comfort Systems USA, Inc.	43,082	1,466,942
Crane Co.	47,998	3,562,892
Cubic Corp.	44,287	1,902,127

20
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Curtiss-Wright Corp.	40,140	3,886,355
DigitalGlobe, Inc. *	49,262	1,694,613
Dycom Industries, Inc. *	20,547	1,657,732
Encore Wire Corp.	53,098	2,277,904
EnerSys	57,981	3,716,582
EnPro Industries, Inc.	23,155	1,631,733
ESCO Technologies, Inc.	23,865	1,299,449
Esterline Technologies Corp. *	40,644	3,470,998
Federal Signal Corp.	77,349	1,445,653
Franklin Electric Co., Inc.	39,447	1,520,682
GATX Corp. (a)	80,446	4,873,419
Generac Holdings, Inc. *	95,063	3,838,644
General Cable Corp.	205,612	3,485,123
Gibraltar Industries, Inc. *	7,276	212,823
Global Brass & Copper Holdings, Inc.	8,372	249,904
Graco, Inc.	39,353	4,545,665
Granite Construction, Inc.	52,935	2,923,600
Griffon Corp.	60,812	1,128,063
H&E Equipment Services, Inc.	81,840	1,926,514
Harsco Corp. *	238,225	4,073,647
HD Supply Holdings, Inc. *	78,574	2,616,514
HEICO Corp.	8,822	756,663
HEICO Corp., Class A	8,417	611,495
Herc Holdings, Inc. *	72,768	3,072,265
Hexcel Corp.	77,050	4,142,978
Hillenbrand, Inc.	60,015	2,145,536
Hyster-Yale Materials Handling, Inc.	27,424	1,952,040
ITT, Inc.	20,732	836,744
Kaman Corp.	42,560	2,087,142
Kennametal, Inc.	151,375	5,298,125
KLX, Inc. *	66,809	3,202,823
Lennox International, Inc.	27,337	4,530,561
Lindsay Corp.	15,719	1,360,794
Masonite International Corp. *	25,248	1,598,198
MasTec, Inc. *	85,195	3,475,956
Meritor, Inc. *	70,216	1,394,490
Moog, Inc., Class A *	61,519	4,722,198
MRC Global, Inc. *	269,083	4,243,439
Mueller Industries, Inc.	133,669	3,987,346
Mueller Water Products, Inc., Class A	112,282	1,346,261
MYR Group, Inc. *	36,715	947,614
National Presto Industries, Inc.	12,108	1,205,957
NOW, Inc. *	300,066	3,498,770
Orbital ATK, Inc.	36,774	4,103,243
Primoris Services Corp.	68,517	1,960,271
Quanex Building Products Corp.	70,870	1,389,052
Raven Industries, Inc.	44,397	1,243,116
RBC Bearings, Inc. *	13,192	1,454,682
Rexnord Corp. *	89,968	2,148,436
Rush Enterprises, Inc., Class A *	75,513	3,095,278
Sensata Technologies Holding N.V. *	94,342	4,213,314
Simpson Manufacturing Co., Inc.	39,322	1,721,517
SPX Corp. *	73,919	1,781,448
SPX FLOW, Inc. *	103,262	3,456,179
Standex International Corp.	13,508	1,289,339
Teledyne Technologies, Inc. *	31,540	4,732,892
Tennant Co.	20,790	1,267,151
Textainer Group Holdings Ltd. *	94,816	1,682,984
The Greenbrier Cos., Inc.	44,900	1,926,210
The Middleby Corp. *	18,509	2,252,545
The Toro Co.	72,620	4,479,202
Titan International, Inc.	153,475	1,316,816
TriMas Corp. *	63,547	1,537,837
Triton International Ltd. *	12,260	452,639
Triumph Group, Inc.	209,431	5,508,035
Tutor Perini Corp. *	109,128	2,853,697
Univar, Inc. *	21,528	607,305
Universal Forest Products, Inc.	35,067	3,058,193
Security	Number of Shares	Value ($)
USG Corp. *	37,727	1,131,810
Veritiv Corp. *	13,956	390,768
Wabash National Corp.	95,768	2,013,043
Watts Water Technologies, Inc., Class A	32,595	2,011,111
Welbilt, Inc. *	35,480	706,052
Woodward, Inc.	50,729	3,561,683
		242,724,437

Commercial & Professional Services 5.2%
ACCO Brands Corp. *	156,479	1,713,445
Brady Corp., Class A	57,332	1,912,022
CBIZ, Inc. *	83,094	1,258,874
Clean Harbors, Inc. *	60,924	3,295,379
Copart, Inc. *	155,937	5,097,581
Covanta Holding Corp.	231,162	3,317,175
Deluxe Corp.	55,790	3,869,036
Ennis, Inc.	67,550	1,290,205
Essendant, Inc.	272,128	3,227,438
Exponent, Inc.	4,088	278,393
FTI Consulting, Inc. *	75,551	2,561,934
Healthcare Services Group, Inc.	48,761	2,496,563
Herman Miller, Inc.	69,463	2,337,430
HNI Corp.	58,237	2,134,386
Huron Consulting Group, Inc. *	26,178	791,885
ICF International, Inc. *	26,270	1,262,274
IHS Markit Ltd. *	134,805	6,314,266
Insperity, Inc.	19,537	1,568,821
Interface, Inc.	72,441	1,376,379
KAR Auction Services, Inc.	99,973	4,507,783
Kelly Services, Inc., Class A	182,896	3,956,040
Kforce, Inc.	79,273	1,426,914
Kimball International, Inc., Class B	14,552	246,802
Knoll, Inc.	45,687	824,650
Korn/Ferry International	55,553	1,851,026
Matthews International Corp., Class A	22,198	1,337,430
McGrath RentCorp	36,720	1,482,386
Mobile Mini, Inc.	34,733	1,050,673
MSA Safety, Inc.	27,538	2,006,419
Navigant Consulting, Inc. *	67,611	1,036,477
On Assignment, Inc. *	39,507	1,884,484
Quad/Graphics, Inc.	118,986	2,267,873
R.R. Donnelley & Sons Co.	278,717	2,572,558
Resources Connection, Inc.	104,174	1,328,219
Rollins, Inc.	43,132	1,915,492
Steelcase, Inc., Class A	172,560	2,277,792
Stericycle, Inc. *	58,411	4,199,167
Team, Inc. *	42,686	527,172
Tetra Tech, Inc.	75,371	3,210,805
The Brink's Co.	64,062	5,025,664
TransUnion *	8,872	424,614
TrueBlue, Inc. *	78,815	1,611,767
UniFirst Corp.	16,354	2,348,434
Verisk Analytics, Inc. *	75,104	6,087,179
Viad Corp.	36,499	2,005,620
West Corp.	77,620	1,813,979
		105,330,905

Consumer Durables & Apparel 2.9%
American Outdoor Brands Corp. *(a)	58,944	961,966
Brunswick Corp.	84,322	4,425,219
CalAtlantic Group, Inc.	37,031	1,286,827
Callaway Golf Co.	17,640	245,902
Columbia Sportswear Co.	26,932	1,542,934
Crocs, Inc. *	240,411	2,146,870
Deckers Outdoor Corp. *	71,506	4,569,233
Ethan Allen Interiors, Inc.	33,512	980,226

21
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
G-III Apparel Group Ltd. *	97,757	2,688,317
GoPro, Inc., Class A *(a)	41,360	380,926
Helen of Troy Ltd. *	30,909	2,791,083
Iconix Brand Group, Inc. *	286,949	1,604,045
iRobot Corp. *	3,622	345,611
KB Home	70,942	1,518,159
La-Z-Boy, Inc.	86,270	2,057,540
Lululemon Athletica, Inc. *	51,536	2,965,897
M.D.C Holdings, Inc.	58,417	1,825,531
M/I Homes, Inc. *	8,472	208,411
Meritage Homes Corp. *	49,802	2,026,941
Movado Group, Inc.	10,268	284,937
Oxford Industries, Inc.	19,763	1,142,499
Skechers U.S.A., Inc., Class A *	96,805	2,558,556
Steven Madden Ltd. *	80,850	3,428,040
Sturm Ruger & Co., Inc. (a)	29,821	1,365,802
Taylor Morrison Home Corp., Class A *	15,848	320,447
Tempur Sealy International, Inc. *(a)	52,654	3,259,283
Toll Brothers, Inc.	77,918	3,035,685
TopBuild Corp. *	10,168	603,471
TRI Pointe Group, Inc. *	25,616	326,348
Under Armour, Inc., Class A *(a)	60,281	973,538
Under Armour, Inc., Class C *(a)	77,289	1,167,064
Unifi, Inc. *	34,753	1,080,123
Universal Electronics, Inc. *	3,888	227,642
Vista Outdoor, Inc. *	98,052	2,010,066
Wolverine World Wide, Inc.	106,350	2,797,005
		59,152,144

Consumer Services 5.2%
American Public Education, Inc. *	9,868	182,065
Ascent Capital Group, Inc., Class A *	25,316	251,388
BJ's Restaurants, Inc. *	33,494	1,008,169
Bloomin' Brands, Inc.	149,687	2,546,176
Bob Evans Farms, Inc.	59,362	4,082,918
Boyd Gaming Corp.	59,829	1,581,879
Bright Horizons Family Solutions, Inc. *	22,813	1,823,443
Buffalo Wild Wings, Inc. *	13,686	1,406,236
Caesars Entertainment Corp. *(a)	142,810	1,656,596
Capella Education Co.	21,058	1,418,256
Career Education Corp. *	181,404	1,743,292
Choice Hotels International, Inc.	34,428	2,136,257
Churchill Downs, Inc.	8,559	1,672,429
ClubCorp Holdings, Inc.	18,340	311,780
Cracker Barrel Old Country Store, Inc. (a)	18,256	2,713,937
Dave & Buster's Entertainment, Inc. *	3,888	227,292
DineEquity, Inc.	29,958	1,190,830
Domino's Pizza, Inc.	19,091	3,479,526
Dunkin' Brands Group, Inc.	56,893	2,933,403
Extended Stay America, Inc.	93,467	1,831,019
Fiesta Restaurant Group, Inc. *	10,068	175,183
Graham Holdings Co., Class B	8,584	5,040,525
Grand Canyon Education, Inc. *	21,795	1,788,280
Hilton Grand Vacations, Inc. *	11,564	419,195
Hilton Worldwide Holdings, Inc.	78,323	5,038,519
Houghton Mifflin Harcourt Co. *	148,741	1,517,158
Hyatt Hotels Corp., Class A *	27,087	1,611,947
ILG, Inc.	54,904	1,449,466
International Speedway Corp., Class A	34,931	1,245,290
Jack in the Box, Inc.	35,111	3,287,092
K12, Inc. *	71,137	1,274,775
La Quinta Holdings, Inc. *	100,939	1,594,836
Marriott Vacations Worldwide Corp.	23,669	2,754,125
Norwegian Cruise Line Holdings Ltd. *	78,337	4,657,918
Penn National Gaming, Inc. *	146,710	3,255,495
Pinnacle Entertainment, Inc. *	32,492	633,594
Red Robin Gourmet Burgers, Inc. *	29,838	1,700,766
Security	Number of Shares	Value ($)
Red Rock Resorts, Inc., Class A	13,556	306,366
Regis Corp. *	194,079	2,577,369
SeaWorld Entertainment, Inc. (a)	174,719	2,267,853
ServiceMaster Global Holdings, Inc. *	41,449	1,953,077
Six Flags Entertainment Corp.	55,808	3,045,443
Sonic Corp.	9,968	233,351
Sotheby's *	55,796	2,503,566
Strayer Education, Inc.	28,981	2,318,770
Texas Roadhouse, Inc.	60,566	2,873,857
The Cheesecake Factory, Inc.	64,719	2,681,308
Vail Resorts, Inc.	12,493	2,847,779
Weight Watchers International, Inc. *	214,616	10,046,175
		105,295,969

Diversified Financials 4.4%
BGC Partners, Inc., Class A	141,697	1,840,644
Capstead Mortgage Corp.	136,070	1,315,797
CBOE Holdings, Inc.	47,580	4,800,346
Chimera Investment Corp.	192,903	3,678,660
Credit Acceptance Corp. *(a)	8,996	2,449,611
CYS Investments, Inc.	176,503	1,551,461
Donnelley Financial Solutions, Inc. *	72,256	1,547,001
E*TRADE Financial Corp. *	134,381	5,510,965
Eaton Vance Corp.	98,507	4,686,963
Encore Capital Group, Inc. *	6,380	257,433
Enova International, Inc. *	17,740	211,106
Evercore, Inc., Class A	28,662	2,162,548
EZCORP, Inc., Class A *	173,669	1,571,704
FactSet Research Systems, Inc.	19,351	3,041,590
Federated Investors, Inc., Class B	139,496	3,809,636
FirstCash, Inc.	57,411	3,370,026
FNFV Group *	503,697	8,487,294
Greenhill & Co., Inc.	67,051	1,009,118
Invesco Mortgage Capital, Inc.	144,650	2,456,157
Lazard Ltd., Class A	89,023	3,818,197
MarketAxess Holdings, Inc.	6,375	1,230,056
MFA Financial, Inc.	389,929	3,423,577
Morningstar, Inc.	17,091	1,413,426
Nelnet, Inc., Class A	34,573	1,639,797
New Residential Investment Corp.	206,351	3,400,665
New York Mortgage Trust, Inc.	45,648	285,757
OneMain Holdings, Inc. *	72,114	1,973,760
PennyMac Mortgage Investment Trust	120,466	2,082,857
PRA Group, Inc. *	51,789	1,496,702
Redwood Trust, Inc.	111,996	1,868,093
Resource Capital Corp.	23,820	246,537
Starwood Property Trust, Inc.	136,904	3,040,638
Stifel Financial Corp.	39,407	1,881,684
Two Harbors Investment Corp.	272,531	2,787,992
Western Asset Mortgage Capital Corp.	106,746	1,121,901
World Acceptance Corp. *	39,870	2,983,073
		88,452,772

Energy 4.4%
Antero Resources Corp. *	89,912	1,770,367
Archrock, Inc.	188,357	1,921,241
Atwood Oceanics, Inc. *(a)	395,657	2,599,467
Basic Energy Services, Inc. *	8,472	120,641
Bill Barrett Corp. *	327,582	979,470
Bristow Group, Inc.	238,308	1,963,658
California Resources Corp. *(a)	526,412	4,106,014
CARBO Ceramics, Inc. *(a)	183,174	1,201,621
Cimarex Energy Co.	49,732	4,957,783
Cloud Peak Energy, Inc. *	164,940	517,912
Continental Resources, Inc. *	45,408	1,540,239
CVR Energy, Inc. (a)	113,037	2,421,253

22
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Denbury Resources, Inc. *	2,879,108	3,051,854
Dril-Quip, Inc. *	50,314	1,889,291
Energen Corp. *	93,186	4,778,578
Exterran Corp. *	20,832	577,880
Forum Energy Technologies, Inc. *	99,243	1,151,219
Golar LNG Ltd.	61,751	1,338,762
Green Plains, Inc.	122,410	2,270,706
Helix Energy Solutions Group, Inc. *	263,851	1,654,346
Kosmos Energy Ltd. *	41,560	292,582
Matrix Service Co. *	73,316	868,795
McDermott International, Inc. *	553,420	3,397,999
Newfield Exploration Co. *	137,236	3,585,977
Newpark Resources, Inc. *	254,783	2,051,003
Nordic American Offshore Ltd.	5,898	7,137
Nordic American Tankers Ltd. (a)	147,684	700,022
Oasis Petroleum, Inc. *	198,913	1,452,065
Oil States International, Inc. *	134,347	2,922,047
Pacific Ethanol, Inc. *	40,564	202,820
PDC Energy, Inc. *	18,474	726,582
Pioneer Energy Services Corp. *	417,556	709,845
Range Resources Corp.	154,570	2,683,335
Renewable Energy Group, Inc. *	154,270	1,866,667
REX American Resources Corp. *	10,831	938,181
Rowan Cos. plc, Class A *	262,741	2,561,725
RPC, Inc. (a)	91,990	1,785,526
Scorpio Tankers, Inc.	73,552	299,357
SEACOR Holdings, Inc. *	56,203	2,156,509
SEACOR Marine Holdings, Inc. *	10,730	137,451
SemGroup Corp., Class A	58,610	1,506,277
Ship Finance International Ltd. (a)	103,062	1,344,959
Southwestern Energy Co. *	725,136	3,951,991
Stone Energy Corp. *	12,956	313,535
Teekay Corp. (a)	314,855	2,902,963
Tesco Corp. *	189,393	833,329
Unit Corp. *	165,088	2,628,201
US Silica Holdings, Inc.	27,343	744,003
W&T Offshore, Inc. *	734,168	1,402,261
WPX Energy, Inc. *	282,391	2,821,086
		88,606,532

Food & Staples Retailing 0.8%
Ingles Markets, Inc., Class A	52,006	1,141,532
Performance Food Group Co. *	92,597	2,574,196
PriceSmart, Inc.	24,631	2,001,269
SpartanNash Co.	106,688	2,628,792
Sprouts Farmers Market, Inc. *	103,649	2,066,761
SUPERVALU, Inc. *	87,028	1,739,690
The Andersons, Inc.	95,042	3,027,088
Weis Markets, Inc.	7,776	343,777
		15,523,105

Food, Beverage & Tobacco 2.5%
B&G Foods, Inc.	38,294	1,167,967
Blue Buffalo Pet Products, Inc. *	9,272	238,847
Cal-Maine Foods, Inc. *(a)	53,765	1,959,734
Calavo Growers, Inc.	3,392	227,773
Darling Ingredients, Inc. *	239,051	4,159,487
Dean Foods Co.	180,154	1,981,694
Flowers Foods, Inc.	271,536	4,716,580
Fresh Del Monte Produce, Inc.	70,060	3,292,119
J&J Snack Foods Corp.	12,503	1,594,008
Lancaster Colony Corp.	18,141	2,112,882
Pilgrim's Pride Corp. *	123,561	3,638,872
Pinnacle Foods, Inc.	72,520	4,301,161
Post Holdings, Inc. *	4,188	356,524
Sanderson Farms, Inc.	44,754	6,602,110
Security	Number of Shares	Value ($)
Snyder's-Lance, Inc.	72,325	2,568,984
The Boston Beer Co., Inc., Class A *	7,946	1,183,954
The Hain Celestial Group, Inc. *	65,050	2,616,311
TreeHouse Foods, Inc. *	42,034	2,815,858
Universal Corp.	67,524	3,862,373
Vector Group Ltd.	83,355	1,800,468
		51,197,706

Health Care Equipment & Services 4.7%
Acadia Healthcare Co., Inc. *	6,480	304,171
Alere, Inc. *	54,955	2,718,074
Align Technology, Inc. *	14,472	2,557,781
Allscripts Healthcare Solutions, Inc. *	189,755	2,493,381
Amedisys, Inc. *	24,469	1,278,261
AMN Healthcare Services, Inc. *	7,576	282,964
Analogic Corp.	15,131	1,082,623
athenahealth, Inc. *	2,096	295,389
Brookdale Senior Living, Inc. *	243,901	2,958,519
Chemed Corp.	20,336	4,012,090
CONMED Corp.	32,352	1,604,659
Diplomat Pharmacy, Inc. *	17,144	287,162
Envision Healthcare Corp. *	86,558	4,536,505
Globus Medical, Inc., Class A *	7,976	241,115
Haemonetics Corp. *	40,885	1,758,873
Halyard Health, Inc. *	85,853	3,888,282
HealthSouth Corp.	80,874	3,699,986
Hill-Rom Holdings, Inc.	55,781	4,292,906
HMS Holdings Corp. *	52,696	933,773
Hologic, Inc. *	67,646	2,611,136
IDEXX Laboratories, Inc. *	34,865	5,419,067
Integra LifeSciences Holdings Corp. *	4,588	233,942
Invacare Corp.	141,330	1,907,955
Kindred Healthcare, Inc.	436,177	3,533,034
LHC Group, Inc. *	20,404	1,331,361
LivaNova plc *	22,624	1,415,810
Masimo Corp. *	22,709	1,916,185
Meridian Bioscience, Inc.	15,448	214,727
Molina Healthcare, Inc. *	58,229	3,726,656
NuVasive, Inc. *	3,688	230,426
PharMerica Corp. *	83,249	2,447,521
Premier, Inc., Class A *	6,880	230,480
Quality Systems, Inc. *	91,167	1,435,880
Select Medical Holdings Corp. *	291,489	5,421,695
STERIS plc	50,590	4,409,424
Teleflex, Inc.	19,479	4,124,678
The Cooper Cos., Inc.	20,633	5,175,375
The Ensign Group, Inc.	14,352	294,790
Triple-S Management Corp., Class B *	112,983	2,791,810
VCA, Inc. *	46,720	4,343,091
West Pharmaceutical Services, Inc.	32,400	2,820,096
		95,261,653

Household & Personal Products 0.7%
Central Garden & Pet Co. *	3,092	108,993
Central Garden & Pet Co., Class A *	58,139	1,981,958
Coty, Inc., Class A	27,108	449,451
Edgewell Personal Care Co. *	64,741	4,916,431
Energizer Holdings, Inc.	68,838	3,039,198
HRG Group, Inc. *	113,087	1,785,644
Spectrum Brands Holdings, Inc.	12,850	1,412,986
USANA Health Sciences, Inc. *	3,788	224,250
WD-40 Co.	10,319	1,124,255
		15,043,166

23
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Insurance 3.0%
Ambac Financial Group, Inc. *	105,069	1,911,205
American Equity Investment Life Holding Co.	140,398	3,897,448
American National Insurance Co.	11,464	1,326,499
AmTrust Financial Services, Inc.	80,614	999,614
Argo Group International Holdings Ltd.	34,501	2,076,960
Aspen Insurance Holdings Ltd.	93,616	4,231,443
Athene Holding Ltd., Class A *	5,384	288,098
Brown & Brown, Inc.	80,383	3,614,020
CNA Financial Corp.	33,386	1,637,917
Employers Holdings, Inc.	32,360	1,363,974
Erie Indemnity Co., Class A	37,671	4,550,280
Horace Mann Educators Corp.	34,656	1,218,158
Infinity Property & Casualty Corp.	16,886	1,493,567
James River Group Holdings Ltd.	27,506	1,096,939
Kemper Corp.	83,073	3,979,197
Maiden Holdings Ltd.	86,290	625,603
MBIA, Inc. *	280,657	2,823,409
Mercury General Corp.	44,897	2,580,231
Primerica, Inc.	62,782	4,805,962
ProAssurance Corp.	70,858	3,773,189
RLI Corp.	41,940	2,244,629
Safety Insurance Group, Inc.	19,274	1,376,164
Selective Insurance Group, Inc.	39,593	1,995,487
Stewart Information Services Corp.	44,167	1,593,545
The Hanover Insurance Group, Inc.	48,983	4,809,151
Universal Insurance Holdings, Inc.	9,468	203,089
		60,515,778

Materials 6.7%
A. Schulman, Inc.	70,658	2,148,003
AdvanSix, Inc. *	29,600	945,128
AK Steel Holding Corp. *	170,993	957,561
AptarGroup, Inc.	76,331	6,382,035
Axalta Coating Systems Ltd. *	99,631	2,941,107
Balchem Corp.	2,692	201,792
Berry Global Group, Inc. *	57,960	3,259,670
Boise Cascade Co. *	122,882	3,686,460
Cabot Corp.	100,734	5,306,667
Calgon Carbon Corp.	86,276	1,052,567
Carpenter Technology Corp.	91,185	3,695,728
Century Aluminum Co. *	132,391	2,584,272
Clearwater Paper Corp. *	45,750	2,127,375
Compass Minerals International, Inc. (a)	41,655	2,782,554
Eagle Materials, Inc.	20,364	1,980,399
Ferro Corp. *	74,737	1,440,182
GCP Applied Technologies, Inc. *	20,732	585,679
Greif, Inc., Class A	70,830	4,281,674
H.B. Fuller Co.	54,448	2,732,745
Haynes International, Inc.	6,080	185,744
Hecla Mining Co.	181,390	957,739
Ingevity Corp. *	6,680	420,640
Innophos Holdings, Inc.	45,601	2,082,142
Innospec, Inc.	25,018	1,388,499
Kaiser Aluminum Corp.	32,073	3,089,271
KapStone Paper & Packaging Corp.	97,691	2,185,348
Kraton Corp. *	51,169	1,679,878
Louisiana-Pacific Corp. *	92,781	2,364,060
Materion Corp.	56,465	2,156,963
Minerals Technologies, Inc.	27,610	1,767,040
Neenah Paper, Inc.	16,533	1,277,174
NewMarket Corp.	8,843	3,700,884
Olin Corp.	152,466	4,913,979
Olympic Steel, Inc.	14,652	267,399
P.H. Glatfelter Co.	110,546	1,914,657
Security	Number of Shares	Value ($)
Platform Specialty Products Corp. *	113,003	1,319,875
PolyOne Corp.	124,763	4,508,935
Quaker Chemical Corp.	9,861	1,372,848
Rayonier Advanced Materials, Inc. (a)	28,404	389,703
Royal Gold, Inc.	18,693	1,743,683
Schnitzer Steel Industries, Inc., Class A	165,021	4,439,065
Schweitzer-Mauduit International, Inc.	44,755	1,697,557
Sensient Technologies Corp.	45,881	3,310,314
Silgan Holdings, Inc.	136,915	4,119,772
Southern Copper Corp.	145,602	5,926,001
Stepan Co.	27,857	2,155,018
Summit Materials, Inc., Class A *	10,468	309,225
SunCoke Energy, Inc. *	187,547	1,747,938
The Scotts Miracle-Gro Co., Class A	43,826	4,189,327
TimkenSteel Corp. *	201,749	2,991,938
Trinseo S.A.	32,125	2,149,163
Tronox Ltd., Class A	178,097	3,684,827
W.R. Grace & Co.	42,388	3,029,894
Westlake Chemical Corp.	46,273	3,558,857
Worthington Industries, Inc.	66,349	3,314,796
		135,401,751

Media 2.2%
AMC Entertainment Holdings, Inc., Class A (a)	14,452	193,657
AMC Networks, Inc., Class A *	38,898	2,364,220
Cable One, Inc.	3,115	2,363,475
Cinemark Holdings, Inc.	112,744	3,753,248
Gannett Co., Inc.	525,277	4,459,602
John Wiley & Sons, Inc., Class A	57,061	3,078,441
Liberty Broadband Corp., Class C *	2,692	273,319
Lions Gate Entertainment Corp., Class A *	33,706	1,002,079
Lions Gate Entertainment Corp., Class B *	41,402	1,162,154
Live Nation Entertainment, Inc. *	100,114	4,000,555
Meredith Corp.	46,205	2,511,242
National CineMedia, Inc.	135,859	734,997
New Media Investment Group, Inc.	22,624	311,985
Nexstar Media Group, Inc., Class A	4,588	276,197
Regal Entertainment Group, Class A	133,927	1,978,102
Scholastic Corp.	61,976	2,443,714
Sinclair Broadcast Group, Inc., Class A	67,124	2,030,501
Sirius XM Holdings, Inc. (a)	847,949	4,875,707
The Madison Square Garden Co., Class A *	1,596	339,166
The New York Times Co., Class A	130,701	2,437,574
Time, Inc.	387,970	5,101,805
		45,691,740

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Alexion Pharmaceuticals, Inc. *	32,712	4,658,516
Bio-Rad Laboratories, Inc., Class A *	16,557	3,606,446
Bio-Techne Corp.	16,931	2,095,719
Bruker Corp.	63,779	1,855,331
Catalent, Inc. *	42,746	1,764,982
Charles River Laboratories International, Inc. *	40,683	4,426,310
Endo International plc *	101,280	890,251
Illumina, Inc. *	22,765	4,654,532
Impax Laboratories, Inc. *	114,206	2,472,560
INC Research Holdings, Inc., Class A *	4,188	245,836
Mallinckrodt plc *	58,904	2,419,776
Myriad Genetics, Inc. *	156,758	4,779,551
PAREXEL International Corp. *	29,220	2,568,146
PDL BioPharma, Inc. *	1,053,473	3,286,836
PerkinElmer, Inc.	76,978	5,156,756
PRA Health Sciences, Inc. *	3,092	239,321

24
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Prestige Brands Holdings, Inc. *	22,357	1,133,724
QIAGEN N.V. *	106,554	3,427,842
Quintiles IMS Holdings, Inc. *	67,844	6,515,059
Regeneron Pharmaceuticals, Inc. *	7,835	3,893,212
Vertex Pharmaceuticals, Inc. *	10,917	1,752,615
VWR Corp. *	71,050	2,346,071
		64,189,392

Real Estate 10.7%
Acadia Realty Trust	30,738	881,873
Alexandria Real Estate Equities, Inc.	34,375	4,170,031
Altisource Portfolio Solutions S.A. *(a)	47,849	1,090,000
Altisource Residential Corp.	114,931	1,391,814
American Campus Communities, Inc.	68,264	3,248,684
American Homes 4 Rent, Class A	10,468	231,971
Apartment Investment & Management Co., Class A	90,707	4,111,748
Apple Hospitality REIT, Inc.	177,909	3,234,386
Ashford Hospitality Trust, Inc.	221,243	1,373,919
Brandywine Realty Trust	178,210	3,061,648
Camden Property Trust	56,912	5,092,486
CBL & Associates Properties, Inc.	377,212	3,017,696
Chesapeake Lodging Trust	48,651	1,244,979
Columbia Property Trust, Inc.	175,367	3,682,707
Corporate Office Properties Trust	88,073	2,938,115
CubeSmart	61,867	1,525,022
CyrusOne, Inc.	5,284	333,051
DCT Industrial Trust, Inc.	37,013	2,159,709
DDR Corp.	273,437	2,646,870
DiamondRock Hospitality Co.	223,807	2,459,639
Douglas Emmett, Inc.	73,770	2,874,079
DuPont Fabros Technology, Inc.	30,329	1,951,974
EastGroup Properties, Inc.	18,680	1,659,905
Education Realty Trust, Inc.	7,076	273,417
EPR Properties	30,587	2,130,690
Equity Commonwealth *	111,034	3,435,392
Equity LifeStyle Properties, Inc.	33,395	2,977,164
Extra Space Storage, Inc.	37,887	2,941,168
Federal Realty Investment Trust	29,637	3,761,824
First Industrial Realty Trust, Inc.	47,988	1,486,668
Forest City Realty Trust, Inc., Class A	17,144	410,770
Franklin Street Properties Corp.	105,659	1,053,420
Gaming & Leisure Properties, Inc.	79,388	3,111,216
Government Properties Income Trust	67,374	1,249,788
Gramercy Property Trust	48,314	1,471,644
Healthcare Realty Trust, Inc.	67,450	2,244,736
Healthcare Trust of America, Inc., Class A	68,307	2,122,299
Hersha Hospitality Trust	63,513	1,177,531
Highwoods Properties, Inc.	64,507	3,369,201
Hudson Pacific Properties, Inc.	7,976	263,208
Investors Real Estate Trust	206,540	1,297,071
Kilroy Realty Corp.	36,282	2,511,803
Kite Realty Group Trust	13,856	278,783
Lamar Advertising Co., Class A	48,277	3,213,317
LaSalle Hotel Properties	107,349	3,046,565
Lexington Realty Trust	228,933	2,257,279
Liberty Property Trust	115,495	4,920,087
Life Storage, Inc.	19,598	1,442,217
Mack-Cali Realty Corp.	128,208	2,934,681
Medical Properties Trust, Inc.	111,545	1,467,932
Mid-America Apartment Communities, Inc.	53,463	5,691,671
Monogram Residential Trust, Inc.	127,034	1,524,408
National Health Investors, Inc.	2,992	239,899
National Retail Properties, Inc.	58,053	2,428,357
New Senior Investment Group, Inc.	31,496	290,708
Omega Healthcare Investors, Inc.	82,007	2,613,563
Security	Number of Shares	Value ($)
Outfront Media, Inc.	199,149	4,381,278
Paramount Group, Inc.	106,650	1,682,937
Park Hotels & Resorts, Inc.	38,868	1,037,387
Pebblebrook Hotel Trust	43,056	1,446,251
Pennsylvania Real Estate Investment Trust	103,067	1,033,762
Piedmont Office Realty Trust, Inc., Class A	187,661	3,800,135
Potlatch Corp.	39,925	1,908,415
PS Business Parks, Inc.	11,477	1,550,658
Quality Care Properties, Inc. *	73,352	1,006,389
Ramco-Gershenson Properties Trust	19,736	259,528
Rayonier, Inc.	166,349	4,825,785
Realty Income Corp.	74,344	4,279,241
Regency Centers Corp.	62,957	4,049,394
Retail Properties of America, Inc., Class A	239,626	3,194,215
RLJ Lodging Trust	147,988	2,986,398
Ryman Hospitality Properties, Inc.	39,579	2,351,784
Sabra Health Care REIT, Inc.	116,679	2,549,436
SBA Communications Corp. *	35,054	5,382,542
Select Income REIT	10,664	247,511
Senior Housing Properties Trust	221,467	4,367,329
Spirit Realty Capital, Inc.	252,058	2,192,905
STORE Capital Corp.	12,760	323,849
Summit Hotel Properties, Inc.	13,956	207,107
Sun Communities, Inc.	26,022	2,350,047
Sunstone Hotel Investors, Inc.	168,779	2,666,708
Tanger Factory Outlet Centers, Inc.	59,385	1,389,609
Taubman Centers, Inc.	54,451	2,844,520
The GEO Group, Inc.	142,008	3,925,101
Tier REIT, Inc.	66,525	1,224,725
UDR, Inc.	135,671	5,266,748
Urban Edge Properties	10,268	258,240
VEREIT, Inc.	332,931	2,809,938
Washington Prime Group, Inc.	363,470	3,034,975
Washington Real Estate Investment Trust	59,690	1,961,413
Weingarten Realty Investors	88,306	2,829,324
WP Carey, Inc.	54,580	3,757,833
Xenia Hotels & Resorts, Inc.	149,671	2,987,433
		216,391,633

Retailing 4.5%
Aaron's, Inc.	119,858	5,306,114
Asbury Automotive Group, Inc. *	59,050	3,179,842
Barnes & Noble Education, Inc. *	222,161	1,150,794
Barnes & Noble, Inc.	254,048	1,968,872
Big 5 Sporting Goods Corp. (a)	19,036	145,625
Burlington Stores, Inc. *	26,274	2,289,254
Cabela's, Inc. *	46,740	2,509,938
Caleres, Inc.	104,555	2,820,894
Citi Trends, Inc.	12,460	225,900
DSW, Inc., Class A	191,821	3,554,443
Express, Inc. *	333,004	2,121,235
Five Below, Inc. *	28,854	1,372,585
Fred's, Inc., Class A (a)	216,470	1,281,502
Genesco, Inc. *	68,680	1,452,582
Groupon, Inc. *	76,640	340,282
Guess?, Inc.	413,063	6,435,521
Haverty Furniture Cos., Inc.	11,564	271,176
Hibbett Sports, Inc. *	66,349	816,093
HSN, Inc.	87,510	3,211,617
J.C. Penney Co., Inc. *(a)	977,415	3,782,596
Liberty TripAdvisor Holdings, Inc., Class A *	68,594	915,730
Lithia Motors, Inc., Class A	28,925	3,123,900
Lumber Liquidators Holdings, Inc. *	85,933	3,225,065
Monro, Inc.	27,182	1,296,581
Netflix, Inc. *	25,923	4,529,007
Penske Automotive Group, Inc.	81,713	3,461,363

25
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Pier 1 Imports, Inc.	601,547	2,520,482
Pool Corp.	27,307	2,722,235
Rent-A-Center, Inc. (a)	394,588	4,774,515
RH *(a)	36,490	1,707,367
Select Comfort Corp. *	67,860	2,003,906
Shoe Carnival, Inc.	40,470	813,447
Shutterfly, Inc. *	23,769	1,083,391
Sonic Automotive, Inc., Class A	155,690	2,817,989
Tailored Brands, Inc. (a)	28,008	331,055
The Buckle, Inc. (a)	128,258	1,814,851
The Cato Corp., Class A	78,480	1,032,797
The Children's Place, Inc.	27,927	2,964,451
The Finish Line, Inc., Class A	176,216	1,467,879
The Michaels Cos., Inc. *	72,374	1,624,796
TripAdvisor, Inc. *	43,266	1,848,756
Vitamin Shoppe, Inc. *	97,843	523,460
Zumiez, Inc. *	56,528	703,774
		91,543,662

Semiconductors & Semiconductor Equipment 2.0%
Advanced Energy Industries, Inc. *	18,211	1,339,237
Amkor Technology, Inc. *	202,168	1,775,035
Brooks Automation, Inc.	67,489	1,759,438
Cabot Microelectronics Corp.	29,088	2,083,283
Cirrus Logic, Inc. *	36,158	2,096,441
Cree, Inc. *	140,737	3,424,131
Cypress Semiconductor Corp.	229,097	3,136,338
Diodes, Inc. *	48,303	1,359,246
Entegris, Inc. *	73,618	1,873,578
Integrated Device Technology, Inc. *	81,979	2,025,701
Microsemi Corp. *	36,014	1,814,385
MKS Instruments, Inc.	36,595	3,013,598
Photronics, Inc. *	119,324	942,660
Power Integrations, Inc.	15,968	1,163,269
Rambus, Inc. *	19,336	250,788
Semtech Corp. *	6,880	258,688
Silicon Laboratories, Inc. *	31,858	2,418,022
Synaptics, Inc. *	28,344	1,178,260
Teradyne, Inc.	163,231	5,812,656
Veeco Instruments, Inc. *	62,098	1,173,652
Versum Materials, Inc.	49,932	1,843,989
Xperi Corp.	33,272	906,662
		41,649,057

Software & Services 6.7%
ACI Worldwide, Inc. *	71,182	1,620,102
Acxiom Corp. *	75,129	1,749,754
ANSYS, Inc. *	34,262	4,413,631
Aspen Technology, Inc. *	6,380	403,535
Blackhawk Network Holdings, Inc. *	7,176	321,485
Cadence Design Systems, Inc. *	84,272	3,311,047
Cardtronics plc, Class A *	28,903	750,900
CDK Global, Inc.	68,285	4,404,383
Cimpress N.V. *(a)	18,446	1,705,148
CommVault Systems, Inc. *	19,047	1,162,819
Convergys Corp.	172,219	4,047,147
CoreLogic, Inc. *	96,725	4,543,173
CoStar Group, Inc. *	900	257,958
CSG Systems International, Inc.	38,348	1,484,451
CSRA, Inc.	214,833	6,769,388
DST Systems, Inc.	77,154	3,960,315
EPAM Systems, Inc. *	15,357	1,248,985
Euronet Worldwide, Inc. *	23,389	2,298,437
EVERTEC, Inc.	15,848	291,603
ExlService Holdings, Inc. *	4,984	280,500
Fair Isaac Corp.	21,214	2,986,083
Security	Number of Shares	Value ($)
FleetCor Technologies, Inc. *	16,090	2,313,259
Gartner, Inc. *	40,655	4,902,586
Genpact Ltd.	147,734	4,203,032
j2 Global, Inc.	21,377	1,609,261
Jack Henry & Associates, Inc.	45,240	4,662,887
Manhattan Associates, Inc. *	32,996	1,387,482
ManTech International Corp., Class A	73,613	2,960,715
MAXIMUS, Inc.	49,228	2,992,078
Nuance Communications, Inc. *	127,354	2,046,579
Progress Software Corp.	85,098	2,857,591
PTC, Inc. *	57,037	3,194,072
Red Hat, Inc. *	55,679	5,985,493
Sabre Corp.	57,153	1,053,901
salesforce.com, Inc. *	46,392	4,429,972
Science Applications International Corp.	48,549	3,586,800
SS&C Technologies Holdings, Inc.	43,040	1,666,078
Sykes Enterprises, Inc. *	71,826	1,914,881
Synopsys, Inc. *	61,933	4,980,652
Syntel, Inc.	14,152	255,585
Take-Two Interactive Software, Inc. *	47,473	4,642,385
TiVo Corp.	182,481	3,339,402
Travelport Worldwide Ltd.	166,122	2,515,087
Twitter, Inc. *	14,152	239,310
Unisys Corp. *	173,912	1,347,818
Vantiv, Inc., Class A *	40,038	2,830,286
Verint Systems, Inc. *	37,046	1,470,726
VeriSign, Inc. *	57,089	5,922,984
VMware, Inc., Class A *	30,336	3,279,322
WebMD Health Corp. *	31,392	2,085,684
WEX, Inc. *	17,895	1,953,060
Zynga, Inc., Class A *	393,592	1,475,970
		136,115,782

Technology Hardware & Equipment 4.9%
ADTRAN, Inc.	109,168	2,412,613
ARRIS International plc *	32,988	919,046
AVX Corp.	71,098	1,240,660
Belden, Inc.	38,995	3,005,345
Benchmark Electronics, Inc. *	146,310	4,755,075
Ciena Corp. *	10,368	224,052
Cognex Corp.	19,861	2,164,253
Coherent, Inc. *	12,481	2,912,067
Comtech Telecommunications Corp.	169,855	3,324,062
Cray, Inc. *	12,560	236,756
Diebold Nixdorf, Inc.	114,828	2,348,233
Dolby Laboratories, Inc., Class A	50,629	2,554,739
EchoStar Corp., Class A *	55,612	3,353,404
Electronics For Imaging, Inc. *	26,860	955,142
ePlus, Inc. *	20,688	1,731,586
Fabrinet *	29,247	1,135,953
Finisar Corp. *	74,704	1,804,102
Harmonic, Inc. *	270,154	878,000
II-VI, Inc. *	43,490	1,559,116
Insight Enterprises, Inc. *	129,208	5,178,657
InterDigital, Inc.	29,129	2,078,354
IPG Photonics Corp. *	13,438	2,362,266
Itron, Inc. *	32,063	2,327,774
Knowles Corp. *	154,321	2,263,889
Littelfuse, Inc.	12,097	2,251,977
Lumentum Holdings, Inc. *	25,261	1,436,088
Methode Electronics, Inc.	33,218	1,358,616
MTS Systems Corp.	25,355	1,227,182
National Instruments Corp.	83,211	3,360,892
NETGEAR, Inc. *	45,704	2,193,792
NetScout Systems, Inc. *	40,055	1,311,801
OSI Systems, Inc. *	17,552	1,457,869
Plantronics, Inc.	49,430	2,107,201

26
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Plexus Corp. *	66,907	3,484,517
Rogers Corp. *	13,246	1,570,313
ScanSource, Inc. *	91,939	3,608,606
Super Micro Computer, Inc. *	51,043	1,359,020
Trimble, Inc. *	133,155	5,150,435
TTM Technologies, Inc. *	91,521	1,303,259
VeriFone Systems, Inc. *	121,883	2,409,627
ViaSat, Inc. *	25,695	1,634,459
Viavi Solutions, Inc. *	156,764	1,573,911
Vishay Intertechnology, Inc.	361,468	6,397,984
Zebra Technologies Corp., Class A *	25,328	2,611,063
		99,533,756

Telecommunication Services 0.6%
ATN International, Inc.	13,839	838,228
Cincinnati Bell, Inc. *	105,372	2,218,081
Cogent Communications Holdings, Inc.	6,280	292,648
Consolidated Communications Holdings, Inc.	73,191	1,350,374
General Communication, Inc., Class A *	49,811	2,148,348
Iridium Communications, Inc. *(a)	107,265	1,190,642
United States Cellular Corp. *	9,072	350,905
Vonage Holdings Corp. *	239,413	1,987,128
Zayo Group Holdings, Inc. *	41,006	1,401,175
		11,777,529

Transportation 2.8%
Air Transport Services Group, Inc. *	11,364	260,917
Allegiant Travel Co.	13,674	1,613,532
AMERCO	5,119	1,910,462
ArcBest Corp.	111,805	3,320,609
Atlas Air Worldwide Holdings, Inc. *	53,202	3,553,894
Copa Holdings S.A., Class A	44,244	5,489,353
Echo Global Logistics, Inc. *	46,045	699,884
Forward Air Corp.	35,119	1,825,134
Genesee & Wyoming, Inc., Class A *	39,080	2,679,325
Hawaiian Holdings, Inc. *	32,431	1,389,668
Heartland Express, Inc.	64,272	1,424,910
Hub Group, Inc., Class A *	81,552	3,135,674
Knight Transportation, Inc.	69,586	2,717,333
Landstar System, Inc.	56,820	5,304,147
Macquarie Infrastructure Corp.	36,844	2,744,141
Marten Transport Ltd.	67,690	1,160,884
Matson, Inc.	51,970	1,340,826
Roadrunner Transportation Systems, Inc. *	156,844	1,171,625
Saia, Inc. *	39,414	2,228,862
SkyWest, Inc.	121,866	4,228,750
Spirit Airlines, Inc. *	57,708	1,964,957
Swift Transportation Co. *	96,109	2,695,858
Werner Enterprises, Inc.	107,672	3,563,943
XPO Logistics, Inc. *	6,680	408,816
YRC Worldwide, Inc. *	28,304	378,991
		57,212,495

Utilities 3.5%
ALLETE, Inc.	44,902	3,472,272
American States Water Co.	33,584	1,655,691
Aqua America, Inc.	110,346	3,685,556
Avangrid, Inc.	33,523	1,636,593
Avista Corp.	83,941	4,314,567
Black Hills Corp.	51,760	3,642,869
California Water Service Group	39,169	1,466,879
Dynegy, Inc. *	240,674	2,267,149
El Paso Electric Co.	55,372	3,075,914
Hawaiian Electric Industries, Inc.	148,332	4,957,255
Security	Number of Shares	Value ($)
IDACORP, Inc.	41,718	3,712,068
MGE Energy, Inc.	26,586	1,690,870
New Jersey Resources Corp.	96,471	4,210,959
Northwest Natural Gas Co.	32,709	2,168,607
NorthWestern Corp.	47,371	2,857,419
ONE Gas, Inc.	48,382	3,640,262
Ormat Technologies, Inc.	4,288	246,303
Otter Tail Corp.	47,625	1,990,725
PNM Resources, Inc.	126,025	5,343,460
Portland General Electric Co.	106,255	5,048,175
South Jersey Industries, Inc.	56,708	2,034,683
Spire, Inc.	33,783	2,584,399
WGL Holdings, Inc.	53,244	4,486,340
		70,189,015
Total Common Stock
(Cost $1,864,811,114)		2,021,658,372

Other Investment Companies 2.5% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.93% (b)	1,132,435	1,132,435

Securities Lending Collateral 2.4%
Wells Fargo Government Money Market Fund, Select Class 0.92% (b)	49,095,431	49,095,431
Total Other Investment Companies
(Cost $50,227,866)		50,227,866

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini expires 09/15/17	45	3,161,250	50,418
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $47,820,174.
(b)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

27
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.9% of net assets

Australia 6.2%
A.C.N. 004 410 833 Ltd. *(b)	11,076,407	—
AGL Energy Ltd.	110,781	2,107,903
Amcor Ltd.	173,280	2,214,110
AMP Ltd.	766,242	3,099,498
APA Group	102,916	723,222
Aurizon Holdings Ltd.	371,607	1,461,910
Australia & New Zealand Banking Group Ltd.	538,456	12,556,041
Bendigo & Adelaide Bank Ltd.	103,019	976,428
BHP Billiton Ltd.	1,087,235	23,610,873
BlueScope Steel Ltd.	134,243	1,157,381
Boral Ltd.	219,770	1,162,651
Brambles Ltd.	197,396	1,457,616
Caltex Australia Ltd.	121,784	3,225,238
CIMIC Group Ltd.	24,310	810,786
Coca-Cola Amatil Ltd.	132,350	845,036
Commonwealth Bank of Australia	247,674	14,890,346
CSL Ltd.	40,452	4,123,499
Downer EDI Ltd.	233,199	1,316,927
Fortescue Metals Group Ltd.	342,840	1,634,260
Goodman Group	107,527	707,013
Iluka Resources Ltd.	116,726	876,744
Incitec Pivot Ltd.	408,679	1,079,398
Insurance Australia Group Ltd.	426,813	2,169,956
LendLease Group	111,844	1,470,796
Macquarie Group Ltd.	34,860	2,399,951
Medibank Pvt Ltd.	396,441	955,889
Metcash Ltd.	800,433	1,726,828
Mirvac Group	412,286	758,651
National Australia Bank Ltd.	485,092	11,619,468
Newcrest Mining Ltd.	59,981	1,087,064
Orica Ltd.	127,079	2,049,115
Origin Energy Ltd. *	566,213	3,435,551
QBE Insurance Group Ltd.	309,682	2,564,317
Rio Tinto Ltd.	117,830	6,340,111
Santos Ltd. *	400,133	1,193,294
Scentre Group	482,399	1,476,892
Sonic Healthcare Ltd.	60,956	1,058,804
Stockland	415,047	1,458,331
Suncorp Group Ltd.	350,727	3,624,673
Tabcorp Holdings Ltd.	197,186	642,796
Tatts Group Ltd.	312,635	1,019,142
Telstra Corp., Ltd.	1,207,866	3,515,928
Transurban Group	96,843	934,022
Wesfarmers Ltd.	386,171	13,054,140
Westfield Corp.	143,916	848,112
Westpac Banking Corp.	578,762	14,354,335
Woodside Petroleum Ltd.	166,880	3,815,963
Woolworths Ltd.	513,077	10,580,619
WorleyParsons Ltd. *	156,461	1,662,900
		175,854,528

Security	Number of Shares	Value ($)
Austria 0.4%
Erste Group Bank AG *	78,217	3,300,756
OMV AG	93,478	5,366,755
Raiffeisen Bank International AG *	54,672	1,791,387
voestalpine AG	43,060	2,231,547
		12,690,445

Belgium 0.8%
Ageas	55,441	2,571,296
Anheuser-Busch InBev S.A.	76,802	9,087,157
Colruyt S.A.	15,584	864,785
Groupe Bruxelles Lambert S.A.	15,973	1,623,860
KBC Groep N.V.	35,160	2,885,572
Proximus	45,383	1,597,902
Solvay S.A.	15,108	2,188,657
UCB S.A.	10,991	756,460
Umicore S.A.	28,026	2,090,836
		23,666,525

Canada 6.8%
Agnico Eagle Mines Ltd.	13,037	665,602
Agrium, Inc.	34,379	3,358,516
Alimentation Couche-Tard, Inc., B Shares	50,894	2,420,586
ARC Resources Ltd.	64,052	837,849
Atco Ltd., Class I	20,219	741,995
Bank of Montreal	90,734	6,485,084
Barrick Gold Corp.	134,247	2,408,148
Baytex Energy Corp. *(a)	207,936	524,090
BCE, Inc.	80,339	3,808,854
BlackBerry Ltd. *	174,333	1,608,800
Brookfield Asset Management, Inc., Class A	103,670	4,083,957
Cameco Corp.	87,844	877,214
Canadian Imperial Bank of Commerce	72,591	6,074,195
Canadian National Railway Co.	81,701	6,596,032
Canadian Natural Resources Ltd.	206,831	6,346,392
Canadian Pacific Railway Ltd.	14,308	2,217,497
Canadian Tire Corp., Ltd., Class A	14,513	1,710,884
Celestica, Inc. *	54,853	626,954
Cenovus Energy, Inc.	364,857	2,843,193
CGI Group, Inc., Class A *	20,095	1,018,254
CI Financial Corp.	49,568	1,080,909
Crescent Point Energy Corp.	166,874	1,140,666
Dollarama, Inc.	8,288	813,563
Emera, Inc.	21,485	821,871
Empire Co., Ltd., A Shares	100,574	1,683,787
Enbridge, Inc.	144,699	5,761,415
Encana Corp.	220,416	2,048,133
Enerplus Corp.	104,697	926,093
Fairfax Financial Holdings Ltd.	2,660	1,377,111
Finning International, Inc.	52,036	1,185,777
First Quantum Minerals Ltd.	124,157	1,490,379
Fortis, Inc.	50,206	1,829,641
George Weston Ltd.	15,498	1,341,574
Gibson Energy, Inc.	58,945	820,881
Gildan Activewear, Inc.	21,654	675,484

28
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Goldcorp, Inc.	101,578	1,390,292
Great-West Lifeco, Inc.	42,265	1,166,059
Husky Energy, Inc. *	176,183	2,053,068
Imperial Oil Ltd.	66,642	1,959,261
Intact Financial Corp.	16,078	1,320,095
Inter Pipeline Ltd.	41,185	751,267
Keyera Corp.	24,267	701,445
Loblaw Cos. Ltd.	43,023	2,324,186
Magna International, Inc.	138,474	6,636,812
Manulife Financial Corp.	207,107	4,052,111
Methanex Corp.	17,297	880,336
Metro, Inc.	60,217	1,979,776
National Bank of Canada	53,528	2,454,069
Obsidian Energy Ltd. *	885,578	882,929
Onex Corp.	16,240	1,293,371
Parkland Fuel Corp.	26,998	581,843
Pembina Pipeline Corp.	42,556	1,366,205
Potash Corp. of Saskatchewan, Inc.	275,614	4,776,943
Power Corp. of Canada	109,390	2,662,878
Power Financial Corp.	51,823	1,393,383
Rogers Communications, Inc., B Shares	56,778	2,952,230
Royal Bank of Canada	176,268	13,030,124
Saputo, Inc.	32,894	1,106,130
Shaw Communications, Inc., B Shares	86,947	1,932,078
SNC-Lavalin Group, Inc.	27,871	1,212,652
Sun Life Financial, Inc.	74,054	2,832,215
Suncor Energy, Inc.	418,664	13,066,658
Teck Resources Ltd., Class B	148,234	3,674,666
TELUS Corp.	62,370	2,249,051
The Bank of Nova Scotia	163,588	10,136,911
The Toronto-Dominion Bank	207,843	11,117,010
Thomson Reuters Corp.	48,052	2,188,450
TransAlta Corp.	192,704	1,178,895
TransCanada Corp.	99,584	5,036,587
Trisura Group Ltd. *	43	840
Valeant Pharmaceuticals International, Inc. *	77,280	1,034,920
Vermilion Energy, Inc.	17,071	554,169
West Fraser Timber Co., Ltd.	18,320	946,722
WestJet Airlines Ltd.	26,898	571,321
		193,699,338

Denmark 1.0%
AP Moller - Maersk A/S, A Shares	2,104	4,113,191
AP Moller - Maersk A/S, B Shares	1,840	3,788,266
Carlsberg A/S, B Shares	19,667	2,254,052
Coloplast A/S, B Shares	8,680	709,696
Danske Bank A/S	61,919	2,403,142
DSV A/S	17,157	1,214,932
ISS A/S	29,985	1,165,187
Novo Nordisk A/S, B Shares	139,242	6,632,744
Novozymes A/S, B Shares	17,052	866,235
Pandora A/S	7,184	762,502
TDC A/S	335,950	1,998,747
Vestas Wind Systems A/S	13,276	1,207,497
		27,116,191

Finland 0.9%
Elisa Oyj	19,165	836,219
Fortum Oyj	151,334	2,713,207
Kesko Oyj, B Shares	39,258	2,112,924
Kone Oyj, B Shares	36,072	1,954,743
Metso Oyj	25,028	828,401
Neste Oyj	32,957	1,451,322
Nokia Oyj	921,903	5,704,940
Nokian Renkaat Oyj	20,903	882,479
Security	Number of Shares	Value ($)
Orion Oyj, Class B	14,058	664,865
Sampo Oyj, A Shares	52,485	2,766,789
Stora Enso Oyj, R Shares	168,288	2,208,856
UPM-Kymmene Oyj	130,193	3,383,630
Wartsila Oyj Abp	21,981	1,514,419
		27,022,794

France 10.1%
Accor S.A.	36,063	1,667,848
Air France-KLM *	166,996	2,547,287
Air Liquide S.A.	54,177	6,605,349
Airbus SE	58,126	4,879,573
Alstom S.A.	49,089	1,743,561
Arkema S.A.	17,431	1,891,660
Atos SE	11,196	1,725,095
AXA S.A.	354,665	10,277,988
BNP Paribas S.A.	196,842	14,956,560
Bollore S.A.	178,391	827,571
Bouygues S.A.	84,938	3,846,938
Bureau Veritas S.A.	33,319	791,269
Capgemini SE	22,288	2,467,777
Carrefour S.A.	251,829	5,071,825
Casino Guichard Perrachon S.A.	43,187	2,452,494
CGG S.A. *(a)	92,993	562,747
Christian Dior SE	8,329	2,568,173
CNP Assurances	37,810	876,570
Compagnie de Saint-Gobain	153,125	8,387,964
Credit Agricole S.A.	221,765	3,904,750
Danone S.A.	84,601	6,653,505
Eiffage S.A.	16,067	1,658,058
Electricite de France S.A.	281,583	2,979,488
Engie S.A.	1,052,297	17,540,077
Essilor International S.A.	14,167	1,786,215
Eurazeo S.A.	11,983	989,995
Eutelsat Communications S.A.	36,033	1,045,929
Faurecia	22,078	1,282,372
Kering	8,454	3,169,066
Klepierre S.A.	16,030	645,115
L'Oreal S.A.	22,812	4,809,940
Legrand S.A.	31,270	2,188,975
LVMH Moet Hennessy Louis Vuitton SE	25,773	6,748,792
Natixis S.A.	154,806	1,160,980
Orange S.A.	816,436	13,856,176
Pernod-Ricard S.A.	23,383	3,191,444
Peugeot S.A.	109,470	2,308,189
Publicis Groupe S.A.	23,390	1,576,734
Rallye S.A.	61,944	1,133,399
Renault S.A.	52,745	4,662,377
Rexel S.A.	145,297	2,167,931
Safran S.A.	30,056	2,915,501
Sanofi	205,513	19,952,339
Schneider Electric SE *	105,151	8,467,196
SCOR SE	33,638	1,407,725
Societe Generale S.A.	240,979	13,474,086
Sodexo S.A.	12,955	1,509,877
Suez	114,578	2,170,693
Teleperformance	6,988	960,408
Thales S.A.	10,585	1,170,359
Total S.A.	903,617	46,673,389
Unibail-Rodamco SE	9,018	2,289,575
Valeo S.A.	33,307	2,224,654
Vallourec S.A. *(a)	216,318	1,095,588
Veolia Environnement S.A.	199,926	4,684,908
Vinci S.A.	99,349	9,136,271
Vivendi S.A.	396,269	9,080,915

29
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Wendel S.A.	6,157	974,665
Zodiac Aerospace	29,166	842,787
		288,638,692

Germany 9.4%
adidas AG	19,900	4,460,923
Allianz SE	85,642	18,302,096
Aurubis AG	28,958	2,584,521
BASF SE	234,683	22,703,410
Bayer AG	113,584	14,516,796
Bayerische Motoren Werke AG	116,634	10,815,956
Beiersdorf AG	9,068	966,835
Bilfinger SE (a)	22,914	927,333
Brenntag AG	33,327	1,763,793
CECONOMY AG	97,919	1,071,259
Commerzbank AG *	395,121	4,904,286
Continental AG	19,852	4,473,765
Covestro AG	9,062	711,179
Daimler AG	276,626	20,137,354
Deutsche Bank AG	518,420	8,302,225
Deutsche Boerse AG	17,451	1,862,917
Deutsche Lufthansa AG	139,099	3,484,446
Deutsche Post AG	216,705	8,977,482
Deutsche Telekom AG	886,999	15,987,018
E.ON SE	2,026,200	22,872,963
Evonik Industries AG	35,952	1,163,900
Freenet AG	34,248	1,142,531
Fresenius Medical Care AG & Co. KGaA	24,304	2,268,259
Fresenius SE & Co. KGaA	39,030	3,298,771
GEA Group AG	22,142	974,011
Hannover Rueck SE	9,253	1,119,890
HeidelbergCement AG	30,311	2,906,362
Henkel AG & Co. KGaA	11,331	1,370,043
HOCHTIEF AG	4,381	771,129
HUGO BOSS AG	16,414	1,387,683
Infineon Technologies AG	97,072	2,235,469
Innogy SE	10,640	468,362
K+S AG (a)	81,593	1,942,058
KION Group AG	8,670	789,780
Kloeckner & Co. SE	55,203	613,123
LANXESS AG	23,438	1,745,769
Leoni AG	17,312	1,037,138
Linde AG	31,327	5,998,252
MAN SE	7,520	843,181
Merck KGaA	10,363	1,136,695
METRO AG *	104,949	2,048,786
MTU Aero Engines AG	6,395	894,114
Muenchener Rueckversicherungs-Gesellschaft AG	33,056	6,814,665
OSRAM Licht AG	17,196	1,410,249
ProSiebenSat.1 Media SE	36,125	1,210,303
Rheinmetall AG	8,535	871,243
RWE AG *	513,503	12,793,100
Salzgitter AG	24,180	1,085,221
SAP SE	68,879	7,214,527
Siemens AG	134,195	17,517,971
Suedzucker AG	31,909	677,548
Symrise AG	8,907	650,197
Telefonica Deutschland Holding AG	172,880	934,371
ThyssenKrupp AG	78,114	2,339,388
Uniper SE	213,792	5,316,116
Volkswagen AG	13,650	2,104,022
Vonovia SE	23,153	977,332
		267,898,116

Security	Number of Shares	Value ($)
Hong Kong 1.4%
AIA Group Ltd.	572,064	4,389,275
BOC Hong Kong Holdings Ltd.	378,552	1,927,476
Cheung Kong Property Holdings Ltd.	115,584	1,014,588
China Mengniu Dairy Co., Ltd. *	349,705	816,795
CK Hutchison Holdings Ltd.	105,075	1,374,784
CLP Holdings Ltd.	221,375	2,337,796
Esprit Holdings Ltd. *	1,043,617	604,052
Galaxy Entertainment Group Ltd.	197,564	1,239,437
Hang Seng Bank Ltd.	68,291	1,570,620
Hong Kong & China Gas Co., Ltd.	503,680	952,471
Hong Kong Exchanges & Clearing Ltd.	30,309	827,195
Hongkong Land Holdings Ltd.	97,622	723,379
I-CABLE Communications Ltd. *	119,466	4,427
Jardine Matheson Holdings Ltd.	37,266	2,448,749
Jardine Strategic Holdings Ltd.	33,446	1,466,607
Li & Fung Ltd.	3,332,336	1,502,999
Link REIT	103,750	856,359
MTR Corp. Ltd.	137,190	801,953
New World Development Co., Ltd.	969,783	1,325,847
Noble Group Ltd. *	4,017,593	1,183,385
PCCW Ltd.	860,266	479,242
Sands China Ltd.	277,079	1,240,872
SJM Holdings Ltd.	1,066,342	930,577
Sun Hung Kai Properties Ltd.	182,187	3,040,155
Swire Pacific Ltd., Class A	168,856	1,718,452
Swire Pacific Ltd., Class B	230,171	415,260
The Wharf Holdings Ltd.	146,632	1,396,727
Want Want China Holdings Ltd.	1,159,360	767,332
WH Group Ltd.	524,188	547,868
Wheelock & Co., Ltd.	106,508	796,791
Yue Yuen Industrial Holdings Ltd.	163,706	709,087
		39,410,557

Ireland 0.6%
AerCap Holdings N.V. *	13,662	687,199
Bank of Ireland Group plc *	119,784	996,878
CRH plc	129,354	4,511,397
Experian plc	94,827	1,898,823
Kerry Group plc, A Shares	11,321	1,052,939
Seagate Technology plc	116,895	3,685,699
Shire plc	40,608	2,005,896
Smurfit Kappa Group plc	55,280	1,683,478
		16,522,309

Israel 0.3%
Bank Hapoalim B.M.	119,434	803,519
Bank Leumi Le-Israel	249,287	1,305,288
Bezeq The Israeli Telecommunication Corp., Ltd.	639,424	941,313
Check Point Software Technologies Ltd. *	9,511	1,063,995
Israel Chemicals Ltd.	248,908	1,072,900
Teva Pharmaceutical Industries Ltd.	192,580	3,118,522
		8,305,537

Italy 3.7%
Assicurazioni Generali S.p.A.	280,784	5,020,712
Atlantia S.p.A.	66,008	2,118,876
Banca Monte dei Paschi di Siena S.p.A. *(b)	36,136	330,413
BPER Banca	189,503	1,066,120
Enel S.p.A.	3,344,182	20,217,432
Eni S.p.A.	1,576,558	24,685,440
EXOR N.V.	81,596	5,228,809

30
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
GEDI Gruppo Editoriale S.p.A. *	22,089	18,869
Intesa Sanpaolo S.p.A.	3,025,141	10,199,925
Luxottica Group S.p.A.	17,618	1,012,741
Mediaset S.p.A. *	297,005	1,096,051
Mediobanca S.p.A.	73,609	754,368
Poste Italiane S.p.A.	119,755	869,209
Prysmian S.p.A.	28,063	881,479
Saipem S.p.A. *	329,727	1,222,294
Snam S.p.A.	477,604	2,322,397
Telecom Italia S.p.A. *	6,330,476	6,054,908
Telecom Italia S.p.A. - RSP	3,693,399	2,865,180
Terna Rete Elettrica Nazionale S.p.A.	229,720	1,354,645
UniCredit S.p.A. *	749,050	15,219,417
Unione di Banche Italiane S.p.A.	591,082	2,725,214
		105,264,499

Japan 21.6%
Aeon Co., Ltd.	234,624	3,457,751
Air Water, Inc.	38,832	715,531
Aisin Seiki Co., Ltd.	55,286	2,777,863
Ajinomoto Co., Inc.	87,576	1,727,887
Alfresa Holdings Corp.	74,995	1,409,819
Alps Electric Co., Ltd.	29,137	799,507
ANA Holdings, Inc.	294,740	1,092,086
Arcs Co., Ltd.	25,150	563,053
Asahi Glass Co., Ltd.	79,278	3,090,156
Asahi Group Holdings Ltd.	64,760	2,817,878
Asahi Kasei Corp.	333,475	3,990,429
Astellas Pharma, Inc.	266,285	3,347,313
Bandai Namco Holdings, Inc.	41,314	1,383,264
Bridgestone Corp.	170,832	7,324,698
Brother Industries Ltd.	55,009	1,302,503
Canon, Inc.	301,849	10,569,926
Central Japan Railway Co.	29,118	4,928,842
Chubu Electric Power Co., Inc.	235,199	3,070,879
Chugai Pharmaceutical Co., Ltd.	18,088	734,630
Coca-Cola Bottlers Japan, Inc.	35,344	1,210,675
Dai Nippon Printing Co., Ltd.	230,047	2,713,075
Dai-ichi Life Holdings, Inc.	139,708	2,246,803
Daicel Corp.	60,077	764,745
Daiichi Sankyo Co., Ltd. (b)	107,557	2,539,893
Daikin Industries Ltd.	24,801	2,477,621
Daito Trust Construction Co., Ltd.	11,214	1,985,324
Daiwa House Industry Co., Ltd.	97,664	3,413,714
Daiwa Securities Group, Inc.	174,230	952,677
Denka Co., Ltd.	148,598	943,758
Denso Corp.	107,840	5,228,369
Dentsu, Inc.	29,922	1,250,601
DIC Corp.	28,280	998,254
Don Quijote Holdings Co., Ltd.	20,168	765,050
Dowa Holdings Co., Ltd.	77,794	586,671
East Japan Railway Co.	60,878	5,578,363
Ebara Corp.	24,135	746,681
Eisai Co., Ltd.	35,358	1,829,261
Electric Power Development Co., Ltd.	53,684	1,468,189
FANUC Corp.	17,436	3,380,740
Fast Retailing Co., Ltd.	5,003	1,430,533
Fuji Electric Co., Ltd.	143,312	789,088
Fuji Heavy Industries Ltd.	79,045	2,769,376
FUJIFILM Holdings Corp.	108,096	4,244,875
Fujitsu Ltd.	683,438	5,061,515
Furukawa Electric Co., Ltd.	26,142	1,415,649
Hakuhodo DY Holdings, Inc.	78,672	1,070,071
Hankyu Hanshin Holdings, Inc.	37,864	1,441,488
Hanwa Co., Ltd.	111,497	748,649
Haseko Corp.	63,408	784,678
Hino Motors Ltd.	85,086	976,409
Security	Number of Shares	Value ($)
Hitachi Construction Machinery Co., Ltd.	31,318	883,540
Hitachi Ltd.	2,111,117	14,520,403
Hitachi Metals Ltd.	46,670	622,917
Hokuriku Electric Power Co.	74,255	706,387
Honda Motor Co., Ltd.	517,423	14,484,647
Hoya Corp.	50,767	2,903,673
Ibiden Co., Ltd.	46,626	771,451
Idemitsu Kosan Co., Ltd.	75,432	1,840,908
IHI Corp. *	369,694	1,222,684
Iida Group Holdings Co., Ltd.	54,881	931,970
Inpex Corp.	402,986	3,848,249
Isetan Mitsukoshi Holdings Ltd.	130,551	1,342,756
Isuzu Motors Ltd.	148,533	1,940,673
ITOCHU Corp.	357,790	5,838,550
J Front Retailing Co., Ltd.	74,777	1,042,910
Japan Post Bank Co., Ltd.	83,404	1,060,927
Japan Post Holdings Co., Ltd.	80,976	1,005,026
Japan Tobacco, Inc.	141,253	4,830,786
JFE Holdings, Inc.	256,511	5,062,165
JGC Corp.	71,458	1,147,250
JSR Corp.	50,015	973,398
JTEKT Corp.	58,054	775,917
JXTG Holdings, Inc.	2,204,547	10,664,191
K's Holdings Corp.	39,139	874,102
Kajima Corp.	140,338	1,286,580
Kaneka Corp.	79,640	619,406
Kao Corp.	59,071	3,682,947
Kawasaki Heavy Industries Ltd.	385,534	1,183,995
Kawasaki Kisen Kaisha Ltd. *(a)	522,864	1,415,714
KDDI Corp.	321,043	8,654,685
Keio Corp.	74,542	619,716
Kewpie Corp.	24,182	578,953
Keyence Corp.	2,542	1,322,505
Kikkoman Corp.	19,406	607,429
Kintetsu Group Holdings Co., Ltd.	254,284	958,821
Kirin Holdings Co., Ltd.	207,539	4,707,624
Kobe Steel Ltd. *	215,981	2,598,209
Koito Manufacturing Co., Ltd.	12,668	788,441
Komatsu Ltd.	183,663	4,964,541
Konica Minolta, Inc.	197,194	1,573,109
Kubota Corp.	145,598	2,518,795
Kuraray Co., Ltd.	76,067	1,443,103
Kyocera Corp.	63,399	3,801,866
Kyowa Hakko Kirin Co., Ltd.	35,843	628,865
Kyushu Electric Power Co., Inc.	88,167	1,034,997
Kyushu Railway Co.	5,270	164,717
Lawson, Inc.	10,037	673,936
LIXIL Group Corp.	62,786	1,645,237
Makita Corp.	26,112	1,047,469
Marubeni Corp.	651,425	4,234,322
Matsumotokiyoshi Holdings Co., Ltd.	11,314	768,933
Mazda Motor Corp.	170,556	2,508,906
Medipal Holdings Corp.	83,730	1,475,127
MEIJI Holdings Co., Ltd.	16,626	1,323,312
MINEBEA MITSUMI, Inc.	68,132	1,118,613
Mitsubishi Chemical Holdings Corp.	460,668	4,281,877
Mitsubishi Corp.	351,267	8,117,823
Mitsubishi Electric Corp.	407,136	6,018,629
Mitsubishi Estate Co., Ltd.	97,024	1,669,666
Mitsubishi Gas Chemical Co., Inc.	33,708	835,809
Mitsubishi Heavy Industries Ltd.	972,697	3,719,863
Mitsubishi Materials Corp.	46,544	1,668,327
Mitsubishi Motors Corp.	373,065	2,752,397
Mitsubishi Tanabe Pharma Corp.	32,159	788,927
Mitsubishi UFJ Financial Group, Inc.	2,088,134	12,789,489
Mitsui & Co., Ltd.	537,526	8,031,633
Mitsui Chemicals, Inc.	276,965	1,655,851
Mitsui Fudosan Co., Ltd.	108,421	2,342,587

31
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Mitsui Mining & Smelting Co., Ltd.	240,127	1,274,161
Mitsui OSK Lines Ltd.	583,995	1,873,071
Mizuho Financial Group, Inc.	4,350,028	7,474,017
MS&AD Insurance Group Holdings, Inc.	69,391	2,288,024
Murata Manufacturing Co., Ltd.	16,157	2,472,141
Nagase & Co., Ltd.	56,716	947,671
Nagoya Railroad Co., Ltd.	162,900	728,210
NEC Corp.	1,236,941	3,270,487
NGK Insulators Ltd.	27,121	505,901
NGK Spark Plug Co., Ltd.	32,045	609,979
NH Foods Ltd.	53,317	1,564,728
NHK Spring Co., Ltd.	101,782	1,016,340
Nidec Corp.	14,106	1,596,954
Nikon Corp.	104,614	1,723,289
Nintendo Co., Ltd.	6,238	2,076,688
Nippon Electric Glass Co., Ltd.	38,258	1,453,011
Nippon Express Co., Ltd.	303,084	2,090,140
Nippon Paper Industries Co., Ltd.	52,840	1,011,094
Nippon Steel & Sumitomo Metal Corp.	279,440	6,663,550
Nippon Telegraph & Telephone Corp.	302,675	15,037,497
Nippon Yusen K.K. *	1,154,019	2,285,809
Nissan Motor Co., Ltd.	781,823	7,764,243
Nisshin Seifun Group, Inc.	46,231	802,721
Nitori Holdings Co., Ltd.	7,044	1,086,745
Nitto Denko Corp.	25,939	2,285,630
NOK Corp.	25,550	574,329
Nomura Holdings, Inc.	468,804	2,608,963
Nomura Real Estate Holdings, Inc.	33,916	699,830
NSK Ltd.	86,764	1,028,775
NTT Data Corp.	126,608	1,366,621
NTT DOCOMO, Inc.	286,310	6,642,673
Obayashi Corp.	103,480	1,219,458
Odakyu Electric Railway Co., Ltd.	32,940	637,490
Oji Holdings Corp.	308,742	1,618,609
Olympus Corp.	24,423	842,134
Omron Corp.	37,218	1,866,649
Oriental Land Co., Ltd.	14,000	1,050,572
ORIX Corp.	148,604	2,375,693
Osaka Gas Co., Ltd.	622,924	2,434,305
Otsuka Holdings Co., Ltd.	60,999	2,454,703
Panasonic Corp.	712,452	9,486,629
Recruit Holdings Co., Ltd.	113,805	2,265,553
Resona Holdings, Inc.	379,887	1,893,567
Ricoh Co., Ltd.	341,056	3,411,800
Rohm Co., Ltd.	16,144	1,255,612
Secom Co., Ltd.	27,257	2,021,367
Sega Sammy Holdings, Inc.	52,201	749,387
Seibu Holdings, Inc.	33,708	579,155
Seiko Epson Corp.	59,796	1,532,660
Seino Holdings Co., Ltd.	73,712	1,001,267
Sekisui Chemical Co., Ltd.	94,844	1,766,584
Sekisui House Ltd.	160,817	2,782,079
Seven & i Holdings Co., Ltd.	180,236	7,148,193
Shimamura Co., Ltd.	8,199	999,733
Shimano, Inc.	5,056	682,647
Shimizu Corp.	110,874	1,144,402
Shin-Etsu Chemical Co., Ltd.	45,014	3,977,068
Shionogi & Co., Ltd.	18,356	966,500
Shiseido Co., Ltd.	48,522	2,009,920
Showa Denko K.K.	65,648	1,742,302
Showa Shell Sekiyu K.K.	117,912	1,290,968
SMC Corp.	4,652	1,593,921
SoftBank Group Corp.	118,912	9,639,586
Sojitz Corp.	676,325	1,812,792
Sompo Holdings, Inc.	52,192	1,960,875
Sony Corp.	176,859	6,969,267
Stanley Electric Co., Ltd.	23,179	768,702
Sumitomo Chemical Co., Ltd.	446,112	2,671,159
Security	Number of Shares	Value ($)
Sumitomo Corp.	318,739	4,507,698
Sumitomo Electric Industries Ltd.	244,374	3,823,478
Sumitomo Forestry Co., Ltd.	46,163	718,911
Sumitomo Heavy Industries Ltd.	168,781	1,257,500
Sumitomo Metal Mining Co., Ltd.	131,777	2,268,921
Sumitomo Mitsui Financial Group, Inc.	262,988	9,830,389
Sumitomo Mitsui Trust Holdings, Inc.	55,453	1,917,628
Sumitomo Realty & Development Co., Ltd.	55,143	1,666,916
Sumitomo Rubber Industries Ltd.	57,898	959,005
Suntory Beverage & Food Ltd.	17,122	790,294
Suzuken Co., Ltd.	41,093	1,495,343
Suzuki Motor Corp.	80,559	4,044,785
T&D Holdings, Inc.	93,795	1,285,569
Taiheiyo Cement Corp.	335,548	1,292,680
Taisei Corp.	152,686	1,530,190
Takashimaya Co., Ltd.	101,576	931,221
Takeda Pharmaceutical Co., Ltd.	124,682	6,884,359
TDK Corp.	26,063	1,745,269
Teijin Ltd.	57,818	1,172,540
Terumo Corp.	26,068	1,006,624
The Chugoku Electric Power Co., Inc.	117,012	1,348,094
The Kansai Electric Power Co., Inc.	215,748	3,018,825
The Yokohama Rubber Co., Ltd.	38,340	708,903
Tobu Railway Co., Ltd.	178,331	985,147
Toho Gas Co., Ltd.	79,626	524,522
Tohoku Electric Power Co., Inc.	145,452	1,987,641
Tokio Marine Holdings, Inc.	81,653	3,256,921
Tokyo Electric Power Co. Holdings, Inc. *	1,215,493	4,914,541
Tokyo Electron Ltd.	16,367	2,299,053
Tokyo Gas Co., Ltd.	753,624	3,993,399
Tokyu Corp.	76,491	1,111,990
Tokyu Fudosan Holdings Corp.	109,640	653,497
Toppan Printing Co., Ltd.	176,663	1,767,272
Toray Industries, Inc.	275,562	2,621,419
Toshiba Corp. *	1,648,908	4,584,462
Tosoh Corp.	113,978	1,335,922
TOTO Ltd.	18,421	700,453
Toyo Seikan Group Holdings Ltd.	65,394	1,077,224
Toyo Suisan Kaisha Ltd.	19,487	719,741
Toyoda Gosei Co., Ltd.	24,476	569,980
Toyota Industries Corp.	33,990	1,809,753
Toyota Motor Corp.	515,071	28,935,889
Toyota Tsusho Corp.	109,434	3,365,747
Ube Industries Ltd.	457,958	1,306,549
Unicharm Corp.	34,203	803,954
West Japan Railway Co.	37,101	2,693,750
Yamada Denki Co., Ltd.	335,972	1,816,312
Yamaha Corp.	19,206	668,353
Yamaha Motor Co., Ltd.	57,733	1,631,380
Yamato Holdings Co., Ltd.	80,644	1,717,514
Yamazaki Baking Co., Ltd.	33,525	634,800
Yokogawa Electric Corp.	36,064	561,309
		615,536,277

Luxembourg 0.5%
ArcelorMittal *	350,766	9,358,053
Millicom International Cellular S.A.	25,450	1,585,398
RTL Group S.A.	10,015	759,060
SES S.A.	52,434	1,197,216
Tenaris S.A.	100,014	1,335,321
		14,235,048

Netherlands 4.8%
ABN AMRO Group N.V.	24,896	696,757
Aegon N.V.	704,534	4,017,226
Akzo Nobel N.V.	43,345	3,957,723

32
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
ASML Holding N.V.	16,990	2,636,022
Boskalis Westminster	24,312	793,429
Gemalto N.V.	10,208	550,927
Heineken Holding N.V.	21,503	2,120,353
Heineken N.V.	26,461	2,772,523
ING Groep N.V.	470,971	8,343,064
Koninklijke Ahold Delhaize N.V.	489,941	8,795,608
Koninklijke DSM N.V.	38,170	2,892,086
Koninklijke KPN N.V.	1,106,860	3,909,673
Koninklijke Philips N.V.	179,631	6,787,039
NN Group N.V.	37,360	1,480,650
Randstad Holding N.V.	31,048	1,812,611
RELX N.V.	68,120	1,428,220
Royal Dutch Shell plc, A Shares	1,006,182	27,687,189
Royal Dutch Shell plc, B Shares	1,544,668	43,002,209
Unilever N.V. CVA	191,404	11,380,281
Wolters Kluwer N.V.	33,448	1,459,225
X5 Retail Group N.V. GDR *	17,896	730,157
		137,252,972

New Zealand 0.1%
Contact Energy Ltd.	168,972	675,279
Fletcher Building Ltd.	176,356	1,030,659
Spark New Zealand Ltd.	508,212	1,424,987
		3,130,925

Norway 1.0%
DNB A.S.A.	169,791	3,306,405
Marine Harvest A.S.A. *	66,088	1,309,043
Norsk Hydro A.S.A.	365,744	2,632,655
Orkla A.S.A.	142,610	1,460,039
Statoil A.S.A.	633,750	11,974,685
Telenor A.S.A.	196,015	3,958,169
Yara International A.S.A.	68,663	2,800,410
		27,441,406

Portugal 0.2%
EDP - Energias de Portugal S.A.	964,241	3,697,094
Galp Energia, SGPS, S.A.	133,752	2,211,936
Jeronimo Martins, SGPS, S.A.	40,158	800,186
		6,709,216

Singapore 0.8%
CapitaLand Ltd.	313,817	873,511
ComfortDelGro Corp., Ltd.	430,436	725,846
DBS Group Holdings Ltd.	212,564	3,227,592
Flex Ltd. *	117,878	1,917,875
Hutchison Port Holdings Trust	1,317,796	599,597
Jardine Cycle & Carriage Ltd.	29,230	859,465
Keppel Corp., Ltd.	496,949	2,309,093
Oversea-Chinese Banking Corp., Ltd.	386,856	3,182,019
Sembcorp Industries Ltd.	364,671	800,235
Singapore Airlines Ltd.	170,374	1,293,488
Singapore Press Holdings Ltd.	267,738	544,151
Singapore Telecommunications Ltd.	1,266,357	3,450,310
United Overseas Bank Ltd.	153,650	2,718,858
Wilmar International Ltd.	488,755	1,194,894
		23,696,934

Spain 4.3%
Abertis Infraestructuras S.A.	104,110	2,104,197
Acciona S.A.	9,265	790,778
Security	Number of Shares	Value ($)
ACS, Actividades de Construccion y Servicios S.A.	57,897	2,186,159
Aena S.A.	3,608	703,701
Amadeus IT Group S.A.	24,469	1,514,778
Banco Bilbao Vizcaya Argentaria S.A.	1,117,942	9,864,734
Banco de Sabadell S.A.	862,849	1,894,728
Banco Santander S.A.	6,012,382	39,021,575
CaixaBank S.A.	463,642	2,391,209
Distribuidora Internacional de Alimentacion S.A.	191,149	1,208,098
Enagas S.A.	33,188	976,763
Endesa S.A.	181,020	4,361,323
Ferrovial S.A.	89,025	2,026,341
Gas Natural SDG S.A.	107,803	2,617,169
Grifols S.A.	15,922	449,579
Iberdrola S.A.	1,233,092	10,058,380
Industria de Diseno Textil S.A.	76,928	2,918,935
Mapfre S.A.	301,569	1,065,925
Red Electrica Corp. S.A.	58,635	1,315,100
Repsol S.A.	735,379	12,616,029
Telefonica S.A.	2,170,095	23,372,445
		123,457,946

Sweden 2.4%
Alfa Laval AB	48,764	1,103,071
Assa Abloy AB, B Shares	72,274	1,560,403
Atlas Copco AB, A Shares	101,297	3,964,119
Atlas Copco AB, B Shares	44,953	1,602,125
Autoliv, Inc. (a)	17,599	1,911,603
Boliden AB	51,884	1,812,633
Electrolux AB, Series B	47,012	1,706,820
Essity AB, B Shares *	18,269	506,468
Getinge AB, B Shares	44,058	817,227
Hennes & Mauritz AB, B Shares	183,066	4,624,186
Hexagon AB, B Shares	18,044	884,133
Husqvarna AB, B Shares	70,654	711,659
Nordea Bank AB	489,439	6,575,183
Sandvik AB	209,723	3,460,528
Securitas AB, B Shares	67,929	1,114,885
Skandinaviska Enskilda Banken AB, A Shares	190,364	2,473,642
Skanska AB, B Shares	79,138	1,785,176
SKF AB, B Shares	91,259	1,821,200
SSAB AB, A Shares *(a)	79,166	401,434
SSAB AB, B Shares *	122,427	502,795
Svenska Cellulosa AB SCA, B Shares	76,339	635,571
Svenska Handelsbanken AB, A Shares	197,805	2,953,148
Swedbank AB, A Shares	141,508	3,819,854
Swedish Match AB	26,045	927,262
Tele2 AB, B Shares	232,325	2,700,656
Telefonaktiebolaget LM Ericsson, B Shares	1,187,291	6,948,562
Telia Co. AB	1,102,413	5,250,674
Trelleborg AB, B Shares	36,820	875,923
Volvo AB, A Shares	47,019	801,835
Volvo AB, B Shares	330,899	5,642,958
		69,895,733

Switzerland 6.3%
ABB Ltd.	342,813	7,919,301
Actelion Ltd. *	2,573	719,556
Adecco Group AG	51,751	3,742,658
Aryzta AG *	21,215	667,136
Baloise Holding AG	6,061	963,075
Chocoladefabriken Lindt & Sprungli AG	54	691,218
Cie Financiere Richemont S.A.	66,068	5,895,246
Clariant AG *	41,800	1,006,506

33
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Coca-Cola HBC AG CDI *	34,374	1,171,097
Credit Suisse Group AG *	361,476	5,303,654
Ferguson plc	57,399	3,404,448
Geberit AG	2,185	996,096
Georg Fischer AG	613	704,854
Givaudan S.A.	844	1,721,374
Glencore plc *	4,770,498	22,098,559
Idorsia Ltd. *	2,573	46,855
Julius Baer Group Ltd. *	12,318	687,039
Kuehne & Nagel International AG	8,039	1,453,043
LafargeHolcim Ltd. *	71,312	4,181,510
Lonza Group AG *	4,182	1,056,597
Nestle S.A.	385,403	32,624,905
Novartis AG	291,600	24,547,804
Roche Holding AG	75,007	19,005,416
Roche Holding AG, Bearer Shares	3,342	853,410
Schindler Holding AG	4,331	924,443
SGS S.A.	528	1,177,424
Sika AG	190	1,344,433
STMicroelectronics N.V.	117,706	2,040,334
Swiss Life Holding AG *	3,980	1,421,369
Swiss Prime Site AG *	6,529	589,716
Swiss Re AG	83,084	7,508,684
Swisscom AG	4,789	2,409,948
TE Connectivity Ltd.	44,111	3,511,236
The Swatch Group AG	14,635	2,854,904
UBS Group AG *	250,068	4,111,420
Zurich Insurance Group AG	32,453	9,688,622
		179,043,890

United Kingdom 15.3%
3i Group plc	76,700	958,174
Admiral Group plc	26,465	658,500
Aggreko plc	88,128	1,023,152
Amec Foster Wheeler plc	184,541	1,004,664
Anglo American plc	497,900	8,998,007
Antofagasta plc	134,951	1,799,773
Ashtead Group plc	40,161	860,594
Associated British Foods plc	55,933	2,394,248
AstraZeneca plc	258,807	15,143,591
Aviva plc	551,708	3,714,471
Babcock International Group plc	82,257	861,187
BAE Systems plc	560,575	4,388,149
Balfour Beatty plc	236,183	818,353
Barclays plc	4,269,824	10,514,098
Barratt Developments plc	118,859	956,458
Bellway plc	14,690	606,290
Berkeley Group Holdings plc	24,939	1,202,176
BHP Billiton plc	731,653	13,920,023
Booker Group plc	345,806	891,177
BP plc	9,896,855	56,768,174
British American Tobacco plc	246,681	15,355,858
BT Group plc	1,415,739	5,336,846
Bunzl plc	37,130	1,105,193
Burberry Group plc	64,923	1,503,308
Capita plc	130,775	1,092,788
Carillion plc (a)	212,063	120,532
Carnival plc	24,228	1,678,021
Centrica plc	2,225,429	5,732,286
CNH Industrial N.V.	173,751	1,968,636
Cobham plc	437,157	773,409
Coca-Cola European Partners plc	56,426	2,426,318
Compass Group plc	183,044	3,896,430
Croda International plc	13,251	656,005
DCC plc	14,465	1,313,109
Debenhams plc	502,956	260,854
Diageo plc	241,363	8,061,336
Security	Number of Shares	Value ($)
Direct Line Insurance Group plc	361,544	1,770,763
Dixons Carphone plc	124,488	278,149
Drax Group plc	195,288	776,053
DS Smith plc	145,056	930,448
easyJet plc	71,951	1,108,841
Fiat Chrysler Automobiles N.V. *	489,003	7,354,399
Firstgroup plc *	880,533	1,332,033
G4S plc	344,787	1,259,521
GKN plc	335,634	1,379,183
GlaxoSmithKline plc	803,856	15,884,128
Greene King plc	58,271	517,712
Hiscox Ltd.	42,694	703,071
HSBC Holdings plc	3,726,985	36,042,067
IMI plc	54,041	790,352
Imperial Brands plc	145,414	5,996,880
Inchcape plc	133,170	1,428,539
Informa plc	80,747	718,441
Inmarsat plc	79,204	747,067
InterContinental Hotels Group plc	25,744	1,279,129
International Consolidated Airlines Group S.A.	132,131	1,041,124
Intertek Group plc	15,260	1,004,793
Investec plc	93,543	711,156
ITV plc	538,851	1,101,218
J Sainsbury plc	1,459,410	4,430,512
John Wood Group plc	101,540	740,551
Johnson Matthey plc	61,165	2,178,424
Kingfisher plc	833,741	3,211,134
Land Securities Group plc	76,589	996,757
Legal & General Group plc	802,159	2,689,485
Liberty Global plc, Class A *	35,245	1,198,330
Liberty Global plc, Series C *	84,386	2,787,270
Lloyds Banking Group plc	10,695,505	8,795,478
Man Group plc	536,931	1,158,178
Marks & Spencer Group plc	704,455	2,901,091
Meggitt plc	152,715	1,019,325
Mondi plc	58,717	1,598,692
National Grid plc	668,813	8,399,956
Next plc	37,408	1,990,264
Old Mutual plc	908,071	2,427,947
Pearson plc	275,114	2,150,032
Pennon Group plc	75,420	789,122
Persimmon plc	31,494	1,079,065
Petrofac Ltd.	69,264	373,423
Phoenix Group Holdings	86,484	872,010
Provident Financial plc (a)	15,253	173,547
Prudential plc	216,029	5,053,702
Reckitt Benckiser Group plc	57,830	5,463,576
RELX plc	75,080	1,635,947
Rio Tinto plc	337,985	16,316,406
Rolls-Royce Holdings plc *	421,500	4,964,152
Royal Bank of Scotland Group plc *	713,130	2,314,719
Royal Mail plc	388,740	1,974,591
RSA Insurance Group plc	171,684	1,474,454
Severn Trent plc	41,316	1,207,964
Sky plc	206,011	2,537,755
Smith & Nephew plc	97,274	1,751,034
Smiths Group plc	68,769	1,369,060
Spectris plc	18,908	563,781
SSE plc	313,931	5,764,351
Standard Chartered plc *	725,748	7,200,753
Standard Life Aberdeen plc	565,858	3,132,370
Subsea 7 S.A.	80,779	1,159,793
Tate & Lyle plc	114,425	1,007,768
Taylor Wimpey plc	387,171	1,000,273
Tesco plc *	3,915,148	9,126,160
The British Land Co. plc	68,269	537,924
The Sage Group plc	124,721	1,112,912

34
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Weir Group plc	38,381	887,732
Travis Perkins plc	74,873	1,451,988
Unilever plc	135,944	7,915,962
United Utilities Group plc	108,993	1,278,031
Vodafone Group plc	8,863,873	25,287,301
Whitbread plc	21,920	1,061,448
William Hill plc	180,372	575,468
Wm Morrison Supermarkets plc	1,368,834	4,338,976
WPP plc	163,208	2,986,284
		437,330,483
Total Common Stock
(Cost $2,540,212,981)		2,823,820,361

Preferred Stock 0.6% of net assets

Germany 0.6%
Fuchs Petrolub SE	11,009	611,237
Henkel AG & Co. KGaA	18,421	2,464,926
Volkswagen AG	88,671	13,214,511
		16,290,674

Italy 0.0%
Intesa Sanpaolo S.p.A. - RSP	237,871	750,564

Spain 0.0%
Grifols S.A., B Shares	19,403	397,696
Total Preferred Stock
(Cost $17,280,713)		17,438,934

Other Investment Companies 0.4% of net assets

United States 0.4%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.93% (c)	6,320,727	6,320,727
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.92% (c)	4,647,234	4,647,234
Total Other Investment Companies
(Cost $10,967,961)		10,967,961

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 09/15/17	114	11,028,360	43,962
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,429,591.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	The rate shown is the 7-day yield.

CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

35
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Australia 5.9%
Adelaide Brighton Ltd.	229,652	1,047,353
ALS Ltd.	328,224	2,074,836
Ansell Ltd.	54,787	948,173
Ardent Leisure Group	342,506	524,301
Aristocrat Leisure Ltd.	71,257	1,196,475
ASX Ltd.	42,902	1,860,635
AusNet Services	938,616	1,295,366
Austal Ltd.	59,017	80,044
Australian Pharmaceutical Industries Ltd.	543,242	631,228
Automotive Holdings Group Ltd. (a)	320,511	813,482
Bank of Queensland Ltd.	177,615	1,773,620
Beach Energy Ltd.	1,238,415	658,107
Bega Cheese Ltd.	97,678	533,791
carsales.com Ltd.	45,770	493,350
Challenger Ltd.	139,284	1,385,332
Charter Hall Retail REIT	120,413	375,337
Cleanaway Waste Management Ltd.	1,212,522	1,380,056
Cochlear Ltd.	11,931	1,478,226
Computershare Ltd.	183,155	2,041,034
Cromwell Property Group	511,818	385,651
Crown Resorts Ltd.	202,348	1,861,710
CSR Ltd.	600,777	1,925,085
Dexus	246,620	1,875,867
DuluxGroup Ltd.	164,537	866,536
Event Hospitality & Entertainment Ltd.	54,722	532,552
Fairfax Media Ltd.	2,484,625	1,901,706
Flight Centre Travel Group Ltd. (a)	35,758	1,371,276
G.U.D. Holdings Ltd.	66,953	619,190
G8 Education Ltd.	35,507	108,707
Genworth Mortgage Insurance Australia Ltd.	266,187	612,266
GrainCorp Ltd., Class A	257,762	1,764,350
GWA Group Ltd.	231,123	535,280
Harvey Norman Holdings Ltd. (a)	269,935	873,523
Healthscope Ltd.	227,640	314,162
Inghams Group Ltd. (a)	120,597	352,954
Investa Office Fund	148,040	530,729
InvoCare Ltd.	37,892	453,816
IOOF Holdings Ltd.	139,941	1,226,486
IRESS Ltd.	42,112	404,822
JB Hi-Fi Ltd. (a)	79,134	1,451,757
McMillan Shakespeare Ltd.	47,441	573,824
Mineral Resources Ltd.	109,331	1,285,996
Monadelphous Group Ltd.	159,321	1,927,072
Myer Holdings Ltd. (a)	2,188,732	1,267,274
Navitas Ltd. (a)	187,046	669,083
nib Holdings Ltd.	232,173	1,088,314
Nine Entertainment Co. Holdings Ltd.	637,645	690,346
Nufarm Ltd.	116,140	820,757
OceanaGold Corp.	183,520	567,942
Orora Ltd.	590,941	1,452,985
OZ Minerals Ltd.	317,484	2,042,198
Pact Group Holdings Ltd.	22,398	91,490
Perpetual Ltd.	14,953	651,587
Premier Investments Ltd.	54,640	548,655
Security	Number of Shares	Value ($)
Primary Health Care Ltd.	483,058	1,310,330
Programmed Maintenance Services Ltd.	491,796	1,174,104
Qantas Airways Ltd.	687,940	3,121,057
Qube Holdings Ltd. (a)	239,519	478,736
Ramsay Health Care Ltd.	29,989	1,624,806
Regis Resources Ltd.	36,725	120,883
Resolute Mining Ltd.	341,179	327,433
Sandfire Resources NL	19,267	90,467
SEEK Ltd.	68,077	904,420
Seven Group Holdings Ltd.	78,088	789,677
Seven West Media Ltd.	1,959,209	1,079,993
Sigma Healthcare Ltd.	1,409,435	955,798
South32 Ltd.	241,293	558,834
Southern Cross Media Group Ltd.	585,019	600,890
Spotless Group Holdings Ltd.	1,351,528	1,179,160
Super Retail Group Ltd.	108,015	693,944
Sydney Airport	244,601	1,435,639
The GPT Group	452,601	1,794,902
The Star Entertainment Grp Ltd.	350,894	1,447,220
TPG Telecom Ltd. (a)	79,827	347,598
Treasury Wine Estates Ltd.	164,631	1,890,755
Vicinity Centres	396,037	822,986
Village Roadshow Ltd.	142,342	418,853
Washington H Soul Pattinson & Co., Ltd.	41,719	585,683
Western Areas Ltd. *(a)	227,618	487,445
Whitehaven Coal Ltd. *	404,902	1,124,018
		79,602,325

Austria 1.1%
ams AG *	12,986	933,073
ANDRITZ AG	28,210	1,533,061
Austria Technologie & Systemtechnik AG (a)	35,769	493,937
BUWOG AG *	20,162	619,640
CA Immobilien Anlagen AG	20,378	580,367
IMMOFINANZ AG *	415,969	1,100,363
Lenzing AG	3,420	538,750
Oesterreichische Post AG	31,065	1,390,164
RHI AG	24,558	896,932
S IMMO AG	6,886	112,322
Schoeller-Bleckmann Oilfield Equipment AG *	6,500	452,079
Semperit AG Holding	3,328	99,094
Telekom Austria AG *	105,179	1,010,882
UNIQA Insurance Group AG	66,955	678,614
Verbund AG	32,701	701,752
Vienna Insurance Group AG Wiener Versicherung Gruppe	44,608	1,315,254
Wienerberger AG	84,298	1,817,022
Zumtobel Group AG	21,136	381,326
		14,654,632

Belgium 1.3%
Ackermans & van Haaren N.V.	5,240	879,652
AGFA-Gevaert N.V. *	186,592	824,354
Barco N.V.	8,127	790,753
Befimmo S.A.	9,674	607,045

36
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Bekaert N.V.	31,885	1,517,839
bpost S.A.	62,794	1,750,677
Cie d'Entreprises CFE	2,951	413,996
Cofinimmo S.A.	7,904	1,018,642
D'Ieteren S.A. N.V.	32,754	1,503,910
Elia System Operator S.A. N.V.	19,990	1,187,592
Euronav N.V.	45,811	350,371
Gimv N.V.	13,560	809,298
Nyrstar N.V. *(a)	143,589	1,031,789
Ontex Group N.V.	25,470	867,861
Orange Belgium S.A.	37,425	898,568
Sofina S.A.	734	106,594
Telenet Group Holding N.V. *	25,894	1,750,764
Tessenderlo Group S.A. *	20,025	876,600
		17,186,305

Canada 8.7%
Aecon Group, Inc.	79,540	1,084,218
AGF Management Ltd., Class B	204,691	1,268,554
Aimia, Inc.	210,945	363,423
Air Canada *	22,535	419,515
Algonquin Power & Utilities Corp.	63,216	683,212
Allied Properties Real Estate Investment Trust	4,240	130,912
AltaGas Ltd.	64,159	1,416,999
Artis Real Estate Investment Trust	58,114	612,775
AutoCanada, Inc.	23,154	404,445
Bird Construction, Inc.	63,413	449,139
Boardwalk Real Estate Investment Trust (a)	15,357	494,609
Bombardier, Inc., B Shares *	1,562,340	3,115,334
Bonavista Energy Corp.	616,345	1,351,903
Bonterra Energy Corp.	25,914	336,494
CAE, Inc.	103,083	1,694,549
Canadian Apartment Properties REIT	20,004	546,789
Canadian Real Estate Investment Trust	12,880	472,464
Canadian Solar, Inc. *	37,520	589,439
Canadian Utilities Ltd., Class A	95,136	2,953,295
Canadian Western Bank	36,638	847,459
Canfor Corp. *	76,814	1,339,918
Capital Power Corp.	76,877	1,610,201
Cascades, Inc.	83,512	972,503
CCL Industries, Inc., Class B	24,262	1,121,035
Centerra Gold, Inc. *	173,764	1,039,466
CES Energy Solutions Corp.	102,247	433,862
Chartwell Retirement Residences	35,377	415,071
Chemtrade Logistics Income Fund	43,834	653,795
Cineplex, Inc.	29,257	895,853
Cogeco Communications, Inc.	14,980	1,116,555
Cogeco, Inc.	3,916	257,714
Colliers International Group, Inc.	8,201	424,784
Cominar Real Estate Investment Trust	53,961	582,757
Constellation Software, Inc.	1,392	770,927
Corus Entertainment, Inc., B Shares	66,147	727,023
Cott Corp.	59,797	904,765
Crew Energy, Inc. *	82,393	274,041
Dominion Diamond Corp.	62,334	879,015
Dorel Industries, Inc., Class B	41,188	938,906
Dream Global Real Estate Investment Trust	57,831	519,384
Dream Office Real Estate Investment Trust	41,922	714,889
Eldorado Gold Corp.	369,722	757,875
Enercare, Inc.	32,718	546,714
Enerflex Ltd.	71,320	890,256
Ensign Energy Services, Inc.	280,598	1,412,222
Entertainment One Ltd.	248,371	768,092
Exchange Income Corp. (a)	15,776	418,512
Security	Number of Shares	Value ($)
Extendicare, Inc.	75,518	561,378
First Capital Realty, Inc.	53,656	868,339
FirstService Corp.	1,896	131,552
Franco-Nevada Corp.	14,639	1,192,838
Genworth MI Canada, Inc. (a)	35,280	1,012,181
Gran Tierra Energy, Inc. *	295,077	602,510
Granite Real Estate Investment Trust	16,738	678,865
Great Canadian Gaming Corp. *	24,970	675,360
H&R Real Estate Investment Trust	64,116	1,092,337
Home Capital Group, Inc.	53,491	577,681
Hudbay Minerals, Inc.	104,819	910,452
Hudson's Bay Co. (a)	131,681	1,248,803
Hydro One Ltd.	26,443	488,681
IAMGOLD Corp. *	337,325	2,230,448
IGM Financial, Inc.	74,488	2,429,363
Industrial Alliance Insurance & Financial Services, Inc.	39,824	1,702,228
Innergex Renewable Energy, Inc.	35,441	412,713
Interfor Corp. *	45,104	631,366
Intertape Polymer Group, Inc.	24,456	386,615
Just Energy Group, Inc.	103,093	592,862
Kinross Gold Corp. *	542,160	2,460,531
Laurentian Bank of Canada	17,131	767,496
Linamar Corp.	36,148	2,007,566
Lundin Mining Corp.	175,348	1,320,267
MacDonald, Dettwiler & Associates Ltd.	18,743	1,027,184
Maple Leaf Foods, Inc.	63,154	1,727,763
Martinrea International, Inc.	119,947	1,042,809
Medical Facilities Corp.	23,459	287,215
MEG Energy Corp. *	185,967	743,126
Morneau Shepell, Inc.	31,159	509,231
Mullen Group Ltd.	102,575	1,252,581
Nevsun Resources Ltd.	211,843	449,454
New Flyer Industries, Inc.	15,375	629,593
New Gold, Inc. *	181,845	677,341
Norbord, Inc.	15,797	541,791
Northland Power, Inc.	41,316	789,247
Open Text Corp.	35,518	1,138,276
Pan American Silver Corp.	42,987	798,195
Parex Resources, Inc. *	38,257	392,716
Pason Systems, Inc.	42,491	606,651
Pengrowth Energy Corp. *(a)	1,730,192	1,076,411
Peyto Exploration & Development Corp.	52,285	893,693
PrairieSky Royalty Ltd.	5,836	136,573
Precision Drilling Corp. *	395,358	999,629
Premium Brands Holdings Corp.	2,120	166,742
Quebecor, Inc., Class B	67,032	2,555,102
Restaurant Brands International, Inc.	13,853	842,285
Richelieu Hardware Ltd.	24,415	598,813
RioCan Real Estate Investment Trust	62,699	1,190,218
Ritchie Bros. Auctioneers, Inc. (a)	21,200	627,672
Rogers Sugar, Inc.	23,659	121,904
Russel Metals, Inc.	93,251	1,935,307
Secure Energy Services, Inc.	88,250	525,805
SEMAFO, Inc. *	156,878	440,447
ShawCor Ltd.	57,203	1,158,888
Smart Real Estate Investment Trust	21,647	525,398
Stantec, Inc.	43,823	1,212,888
Stella-Jones, Inc.	12,046	457,051
Student Transportation, Inc.	69,674	415,126
SunOpta, Inc. *	15,960	137,609
Superior Plus Corp.	151,957	1,435,032
TFI International, Inc.	65,367	1,592,270
The Jean Coutu Group PJC, Inc., Class A	63,732	1,132,053
The North West Co., Inc.	43,403	1,089,099
TMX Group Ltd.	17,261	913,611
Toromont Industries Ltd.	34,571	1,482,382
Tourmaline Oil Corp. *	34,398	668,343

37
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Transcontinental, Inc., Class A	68,389	1,325,506
Trinidad Drilling Ltd. *	362,560	482,931
Uni-Select, Inc.	26,765	586,215
Veresen, Inc.	71,858	1,008,161
Waste Connections, Inc.	56,239	3,737,006
Western Forest Products, Inc.	403,109	852,035
Westshore Terminals Investment Corp.	28,910	582,235
Wheaton Precious Metals Corp.	71,915	1,487,916
Whitecap Resources, Inc.	89,572	641,561
Winpak Ltd.	2,544	107,908
WSP Global, Inc.	31,178	1,287,406
Yamana Gold, Inc.	756,520	2,226,567
Yellow Pages Ltd. *(a)	107,203	641,294
		117,514,359

Denmark 1.5%
Chr Hansen Holding A/S	12,925	1,110,493
D/S Norden A/S *(a)	44,489	945,114
Dfds A/S	13,671	787,138
DONG Energy A/S	8,219	427,244
FLSmidth & Co. A/S	38,026	2,391,232
GN Store Nord A/S	52,594	1,741,938
H. Lundbeck A/S	15,545	988,716
Jyske Bank A/S	19,193	1,153,246
Matas A/S	28,191	410,070
Nets A/S *	4,240	104,713
NKT A/S *	18,060	1,442,560
Per Aarsleff Holding A/S, Class B	18,781	531,372
Rockwool International A/S, B Shares	7,784	1,954,725
Royal Unibrew A/S	13,315	729,181
Scandinavian Tobacco Group A/S, Class A	5,704	100,751
Schouw & Co.	7,149	748,503
SimCorp A/S	8,042	475,634
Sydbank A/S	23,518	916,142
Topdanmark A/S *	18,036	703,456
Tryg A/S	48,280	1,114,400
William Demant Holding A/S *	32,006	845,689
		19,622,317

Finland 1.5%
Amer Sports Oyj *	53,820	1,421,142
Cargotec Oyj, B Shares	25,191	1,515,448
Caverion Corp. *(a)	101,398	908,962
Cramo Oyj	27,173	759,190
Finnair Oyj	15,251	173,160
Huhtamaki Oyj	35,998	1,398,639
Kemira Oyj	85,556	1,056,845
Konecranes Oyj	28,296	1,247,075
Metsa Board Oyj	125,491	823,563
Outokumpu Oyj	145,782	1,504,419
Outotec Oyj *(a)	127,323	933,979
PKC Group Oyj *(a)	14,984	426,835
Raisio Oyj, V Shares	22,717	94,799
Ramirent Oyj	67,022	692,440
Sanoma Oyj	115,683	1,085,155
Tieto Oyj	53,842	1,700,818
Tikkurila Oyj	29,852	553,660
Uponor Oyj	29,428	480,021
Valmet Oyj	68,530	1,297,901
YIT Oyj	173,328	1,526,975
		19,601,026

France 4.1%
Aeroports de Paris	12,058	2,148,212
Alten S.A.	12,150	1,032,827
Security	Number of Shares	Value ($)
Altran Technologies S.A.	41,858	714,625
Amundi S.A.	9,576	736,262
BioMerieux	3,908	955,495
Coface S.A.	75,947	723,250
Dassault Aviation S.A.	505	770,486
Dassault Systemes S.A.	19,300	1,898,762
Derichebourg S.A.	37,504	355,771
Edenred	75,202	2,031,341
Elior Group S.A.	42,265	1,120,549
Elis S.A. (a)	34,527	806,410
Euler Hermes Group	9,876	1,171,339
Europcar Groupe S.A.	38,223	553,954
Fnac Darty S.A. *	14,371	1,281,426
Fonciere Des Regions	12,537	1,238,178
Gecina S.A.	11,318	1,761,386
Groupe Eurotunnel SE	154,660	1,841,510
Havas S.A.	69,522	763,481
ICADE	20,538	1,823,019
Iliad S.A.	7,337	1,892,445
Imerys S.A.	20,615	1,811,227
Ingenico Group S.A.	12,247	1,214,342
Ipsen S.A.	8,388	1,125,395
IPSOS	25,977	810,243
JCDecaux S.A.	33,081	1,081,771
Korian S.A.	20,091	704,642
Mercialys S.A.	29,733	598,114
Mersen S.A.	2,659	97,684
Metropole Television S.A.	53,310	1,170,633
Neopost S.A.	58,991	2,560,606
Nexans S.A.	29,534	1,646,447
Nexity S.A. *	27,311	1,511,805
Orpea	9,485	1,147,969
Plastic Omnium S.A.	28,615	1,083,038
Remy Cointreau S.A.	7,112	811,132
SEB S.A.	11,067	2,007,842
SFR Group S.A. *	13,803	564,517
Societe BIC S.A.	13,224	1,587,137
Sopra Steria Group	5,596	968,023
SPIE S.A.	22,502	636,578
Tarkett S.A.	10,783	445,876
Technicolor S.A.	222,751	813,024
Television Francaise 1 S.A.	128,595	1,725,324
UBISOFT Entertainment S.A. *	28,837	1,918,549
Vicat S.A.	14,593	1,001,072
		54,663,718

Germany 2.6%
Aareal Bank AG	24,727	1,011,141
Axel Springer SE	28,802	1,780,620
Bechtle AG	19,682	1,356,025
CANCOM SE	7,432	509,036
Deutsche Pfandbriefbank AG	26,145	368,032
Deutsche Wohnen SE	39,652	1,682,035
Drillisch AG	11,591	797,755
Duerr AG	8,945	1,040,500
ElringKlinger AG (a)	37,206	645,598
Fielmann AG	7,762	643,485
Fraport AG Frankfurt Airport Services Worldwide	21,217	2,090,890
Gerresheimer AG	12,347	970,011
Grammer AG	8,498	448,029
Heidelberger Druckmaschinen AG *	199,769	748,854
Hella KGaA Hueck & Co.	26,056	1,437,378
Jenoptik AG	23,783	696,004
Krones AG	8,487	1,048,371
LEG Immobilien AG	13,569	1,369,622
Nordex SE *(a)	7,247	100,548

38
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Norma Group SE	12,174	740,038
Pfeiffer Vacuum Technology AG	4,153	678,906
Rhoen-Klinikum AG	41,512	1,377,459
SAF-Holland S.A.	35,304	643,235
Scout24 AG	2,897	116,501
Siltronic AG *	19,798	1,930,338
SMA Solar Technology AG (a)	25,150	1,112,012
Software AG	25,161	1,104,122
STADA Arzneimittel AG	25,047	2,339,984
TAG Immobilien AG	36,929	615,546
Talanx AG *	27,959	1,155,604
TLG Immobilien AG	5,576	123,371
United Internet AG	28,929	1,714,525
Wacker Chemie AG	12,554	1,606,724
Wirecard AG	9,471	806,333
Zalando SE *	2,310	109,264
		34,917,896

Hong Kong 4.3%
AAC Technologies Holdings, Inc.	96,009	1,750,536
ASM Pacific Technology Ltd.	89,908	1,112,010
BOC Aviation Ltd.	15,960	84,628
Brightoil Petroleum Holdings Ltd. *	1,961,015	483,586
Cafe de Coral Holdings Ltd.	167,488	532,866
Cathay Pacific Airways Ltd.	1,189,602	1,766,213
China Travel International Investment Hong Kong Ltd.	302,264	94,621
Chow Sang Sang Holdings International Ltd.	93,640	213,687
Chow Tai Fook Jewellery Group Ltd.	844,457	871,815
CK Infrastructure Holdings Ltd.	10,624	96,243
Dairy Farm International Holdings Ltd.	141,576	1,146,766
Far East Consortium International Ltd.	144,736	75,267
FIH Mobile Ltd.	3,327,152	1,024,530
First Pacific Co., Ltd.	2,187,683	1,758,208
Giordano International Ltd.	1,266,686	750,969
Global Brands Group Holding Ltd. *	7,301,470	653,046
Great Eagle Holdings Ltd.	105,068	574,579
Hang Lung Group Ltd.	359,324	1,354,389
Hang Lung Properties Ltd.	751,674	1,828,655
Henderson Land Development Co., Ltd.	223,794	1,386,837
HK Electric Investments & HK Electric Investments Ltd.	569,940	522,864
HKBN Ltd.	199,548	191,225
Hopewell Holdings Ltd.	108,635	426,825
Huabao International Holdings Ltd.	1,533,301	936,463
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,284,974	469,565
Hysan Development Co., Ltd.	117,379	542,918
Johnson Electric Holdings Ltd.	53,216	195,826
Ju Teng International Holdings Ltd.	1,513,850	599,625
K Wah International Holdings Ltd.	133,040	77,004
Kerry Logistics Network Ltd.	321,194	458,001
Kerry Properties Ltd.	385,221	1,525,832
Luk Fook Holdings International Ltd.	335,524	1,151,074
Man Wah Holdings Ltd.	106,008	98,606
Melco Resorts & Entertainment Ltd. ADR	48,318	1,060,580
MGM China Holdings Ltd.	429,230	859,946
Minth Group Ltd.	159,288	733,708
MMG Ltd. *	1,623,916	792,615
NewOcean Energy Holdings Ltd. *	351,216	93,341
NWS Holdings Ltd.	586,405	1,126,888
Orient Overseas International Ltd.	308,287	2,851,865
Pacific Basin Shipping Ltd. *	4,268,956	970,905
Pacific Textiles Holdings Ltd.	603,892	614,197
Pou Sheng International Holdings Ltd.	441,688	81,831
Power Assets Holdings Ltd.	209,672	1,848,522
Security	Number of Shares	Value ($)
Sa Sa International Holdings Ltd.	914,874	334,320
Seaspan Corp. (a)	15,512	110,756
Semiconductor Manufacturing International Corp. *	1,040,629	978,608
Shangri-La Asia Ltd.	724,433	1,212,564
Shougang Fushan Resources Group Ltd.	2,970,875	671,882
Shui On Land Ltd.	2,067,007	483,313
Sino Land Co., Ltd.	863,835	1,494,461
SITC International Holdings Co., Ltd.	715,107	666,091
SmarTone Telecommunications Holdings Ltd.	244,583	298,758
Stella International Holdings Ltd.	547,099	968,867
Sun Art Retail Group Ltd.	1,521,623	1,401,772
Swire Properties Ltd.	307,731	1,065,555
Techtronic Industries Co., Ltd.	370,857	1,919,096
Television Broadcasts Ltd.	218,398	729,719
Texwinca Holdings Ltd.	859,597	494,245
The Bank of East Asia Ltd.	357,236	1,636,363
The Hongkong & Shanghai Hotels Ltd.	73,964	127,771
Tingyi Cayman Islands Holding Corp.	1,404,020	1,869,288
Truly International Holdings Ltd. (a)	1,737,160	526,046
Uni-President China Holdings Ltd.	633,480	541,495
Vitasoy International Holdings Ltd.	210,826	462,788
VTech Holdings Ltd.	110,479	1,552,772
Wynn Macau Ltd.	918,191	2,015,540
Xinyi Glass Holdings Ltd. *	788,194	785,530
		58,137,277

Ireland 0.8%
C&C Group plc	192,078	688,966
Glanbia plc	52,408	978,856
ICON plc *	11,719	1,328,817
Irish Continental Group plc	73,102	488,439
James Hardie Industries plc CDI	75,557	1,060,127
Jazz Pharmaceuticals plc *	5,108	762,931
Kingspan Group plc	36,982	1,428,956
Origin Enterprises plc	85,982	656,278
Paddy Power Betfair plc	9,961	873,868
Total Produce plc	368,733	949,107
UDG Healthcare plc	101,702	1,096,873
		10,313,218

Israel 0.8%
Azrieli Group Ltd.	8,126	468,305
Cellcom Israel Ltd. *	100,351	890,573
Delek Group Ltd.	4,057	777,771
Elbit Systems Ltd.	7,252	997,829
First International Bank of Israel Ltd.	35,284	644,362
Gazit-Globe Ltd.	42,581	414,573
Israel Discount Bank Ltd., A Shares *	612,229	1,525,686
Mizrahi Tefahot Bank Ltd.	45,114	803,503
NICE Ltd.	15,438	1,194,872
Partner Communications Co., Ltd. *	142,027	711,590
Paz Oil Co., Ltd.	6,857	1,090,115
Taro Pharmaceutical Industries Ltd. *	916	96,033
The Israel Corp., Ltd. *	7,622	1,454,420
Tower Semiconductor Ltd. *	3,783	111,803
		11,181,435

Italy 3.3%
A2A S.p.A.	1,322,076	2,217,832
ACEA S.p.A.	46,701	673,491
Anima Holding S.p.A.	66,395	506,775
Ansaldo STS S.p.A. *	32,835	429,413
Astaldi S.p.A. (a)	89,447	573,191

39
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
ASTM S.p.A.	55,462	1,395,923
Autogrill S.p.A.	71,640	945,418
Azimut Holding S.p.A.	39,817	837,890
Banca Carige S.p.A. *(a)	3,140,316	858,710
Banca Generali S.p.A.	26,306	867,261
Banca Mediolanum S.p.A.	22,143	186,913
Banca Popolare di Sondrio Scarl	472,402	1,957,872
Beni Stabili S.p.A.	579,559	496,796
Brembo S.p.A.	34,219	532,947
Buzzi Unicem S.p.A.	34,331	839,179
Buzzi Unicem S.p.A. - RSP	5,469	73,929
C.I.R. - Compagnie Industriali Riunite S.p.A.	433,541	633,987
Cerved Information Solutions S.p.A.	49,585	557,977
Danieli & C Officine Meccaniche S.p.A.	8,552	221,651
Danieli & C Officine Meccaniche S.p.A. - RSP	34,556	645,013
Davide Campari-Milano S.p.A.	139,216	1,006,324
De'Longhi S.p.A.	22,493	676,036
DiaSorin S.p.A.	5,653	486,589
Enav S.p.A.	32,731	144,682
ERG S.p.A.	82,681	1,295,586
Esprinet S.p.A.	64,489	476,893
Ferrari N.V.	27,759	3,171,556
Hera S.p.A.	678,376	2,167,928
Interpump Group S.p.A.	22,673	658,803
Iren S.p.A.	579,561	1,586,170
Italgas S.p.A.	220,045	1,241,084
Italmobiliare S.p.A.	51,697	1,450,516
Leonardo S.p.A.	141,987	2,398,765
MARR S.p.A.	19,148	479,432
Moncler S.p.A.	3,815	108,266
OVS S.p.A.	13,066	97,399
Parmalat S.p.A.	210,413	770,492
Piaggio & C S.p.A.	208,189	629,680
PRADA S.p.A.	292,823	1,064,444
Recordati S.p.A.	22,465	960,976
Safilo Group S.p.A. *(a)	60,638	393,264
Salini Impregilo S.p.A	150,502	527,849
Saras S.p.A.	449,624	1,106,534
Societa Cattolica di Assicurazioni Scarl	126,935	1,088,837
Societa Iniziative Autostradali e Servizi S.p.A.	77,707	1,159,442
Tod's S.p.A. (a)	12,277	876,497
Trevi Finanziaria Industriale S.p.A. *	423,085	372,979
Unipol Gruppo Finanziario S.p.A.	432,663	1,868,275
UnipolSai Assicurazioni S.p.A.	514,012	1,165,384
		44,882,850

Japan 37.9%
ABC-Mart, Inc.	10,649	546,673
Acom Co., Ltd. *	100,125	409,379
Activia Properties, Inc.	77	337,916
Adastria Co., Ltd.	22,847	503,813
ADEKA Corp.	75,065	1,276,091
Advance Residence Investment Corp.	258	659,886
Advantest Corp.	33,180	552,598
Aeon Delight Co., Ltd.	17,170	609,983
AEON Financial Service Co., Ltd.	60,396	1,279,148
Aeon Mall Co., Ltd.	64,034	1,149,656
Aica Kogyo Co., Ltd.	26,726	880,263
Aichi Steel Corp.	16,146	631,551
Ain Holdings, Inc.	9,092	668,311
Aisan Industry Co., Ltd.	53,511	478,419
Akebono Brake Industry Co., Ltd. *(a)	179,295	570,173
Alpen Co., Ltd.	26,787	534,231
Alpine Electronics, Inc.	68,373	1,261,105
Security	Number of Shares	Value ($)
Amada Holdings Co., Ltd.	155,689	1,707,402
Amano Corp.	37,046	866,067
Anritsu Corp.	144,986	1,152,669
AOKI Holdings, Inc.	44,607	593,355
Aoyama Trading Co., Ltd.	41,170	1,507,497
Aozora Bank Ltd.	546,000	2,063,747
Arata Corp.	6,908	310,377
Arcland Sakamoto Co., Ltd.	36,232	513,885
Asahi Diamond Industrial Co., Ltd.	62,553	548,461
Asahi Holdings, Inc.	35,628	745,190
Asatsu-DK, Inc.	58,712	1,583,293
Asics Corp.	69,594	1,047,767
ASKUL Corp.	13,605	409,782
Autobacs Seven Co., Ltd.	105,480	1,738,513
Avex Group Holdings, Inc.	44,283	606,346
Axial Retailing, Inc.	13,326	544,252
Azbil Corp.	42,795	1,780,857
Belc Co., Ltd.	11,447	553,317
Benesse Holdings, Inc.	67,780	2,605,028
Bic Camera, Inc. (a)	88,959	1,059,652
BML, Inc.	16,343	349,550
Bunka Shutter Co., Ltd.	46,634	353,801
Calbee, Inc.	25,213	861,356
Canon Electronics, Inc.	26,767	536,021
Canon Marketing Japan, Inc.	59,631	1,366,973
Capcom Co., Ltd.	27,236	675,827
Casio Computer Co., Ltd.	112,516	1,588,678
Cawachi Ltd.	30,343	736,106
Central Glass Co., Ltd.	245,401	1,030,122
Chiyoda Co., Ltd.	31,057	787,007
Chiyoda Corp. (a)	147,597	767,086
Chudenko Corp.	19,154	522,097
Chugoku Marine Paints Ltd.	66,973	556,181
Citizen Watch Co., Ltd.	273,291	1,934,342
CKD Corp.	31,216	528,114
Cocokara fine, Inc.	31,516	1,741,026
COMSYS Holdings Corp.	91,121	1,957,206
Cosmo Energy Holdings Co., Ltd.	10,524	217,537
Cosmos Pharmaceutical Corp.	3,418	774,221
Create SD Holdings Co., Ltd.	16,980	440,622
Credit Saison Co., Ltd.	92,539	1,677,406
CyberAgent, Inc.	32,705	1,068,276
Daido Steel Co., Ltd.	280,843	1,668,829
Daifuku Co., Ltd.	33,693	1,464,846
Daihen Corp.	61,110	530,257
Daiichikosho Co., Ltd.	22,338	1,081,788
Daikyo, Inc.	306,381	598,509
Daikyonishikawa Corp.	7,432	115,808
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	12,768	125,174
Daio Paper Corp. (a)	78,704	963,956
Daiseki Co., Ltd.	18,407	439,018
Daiwabo Holdings Co., Ltd.	340,314	1,366,698
DCM Holdings Co., Ltd.	159,547	1,435,140
DeNA Co., Ltd.	66,779	1,427,078
Descente Ltd.	5,836	74,713
Dexerials Corp.	10,000	137,561
Disco Corp.	7,108	1,272,930
DMG Mori Co., Ltd.	66,575	1,085,791
Doshisha Co., Ltd.	25,502	524,823
Doutor Nichires Holdings Co., Ltd.	31,163	676,152
DTS Corp.	16,155	454,295
Duskin Co., Ltd.	47,326	1,365,256
DyDo Group Holdings, Inc.	12,368	624,805
Dynam Japan Holdings Co., Ltd.	451,732	698,395
Eagle Industry Co., Ltd.	28,448	505,581
Earth Chemical Co., Ltd.	8,485	406,287
EDION Corp.	193,674	1,860,017

40
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Eizo Corp.	13,131	547,622
Exedy Corp.	38,520	1,153,220
Ezaki Glico Co., Ltd.	27,079	1,436,865
FamilyMart UNY Holdings Co., Ltd.	50,928	2,757,867
Fancl Corp.	30,904	726,410
FCC Co., Ltd.	42,519	919,455
Foster Electric Co., Ltd.	40,362	847,873
FP Corp.	12,001	620,441
Frontier Real Estate Investment Corp.	85	364,915
Fuji Co., Ltd.	22,633	562,021
Fuji Machine Manufacturing Co., Ltd.	48,488	853,805
Fuji Oil Co., Ltd.	224,972	768,576
Fuji Oil Holdings, Inc.	51,534	1,446,848
Fuji Seal International, Inc.	29,436	890,622
Fuji Soft, Inc.	23,939	715,603
Fujikura Ltd.	282,475	2,294,500
Fujimori Kogyo Co., Ltd.	19,182	678,847
Fujitec Co., Ltd.	43,790	631,824
Fujitsu General Ltd.	28,928	604,528
Fukuda Corp.	1,896	103,879
Fukuoka Financial Group, Inc.	379,059	1,663,506
Fukuoka REIT Corp.	54	80,612
Fukuyama Transporting Co., Ltd.	150,899	924,095
Funai Electric Co., Ltd. (a)	86,871	663,806
Furukawa Co., Ltd.	221,295	380,018
Futaba Corp.	25,946	479,504
Futaba Industrial Co., Ltd.	124,013	1,231,566
Fuyo General Lease Co., Ltd.	9,454	572,085
G-Tekt Corp.	33,043	636,181
Geo Holdings Corp.	102,443	1,449,244
Glory Ltd.	33,942	1,153,399
GLP J-Reit	84	89,602
Godo Steel Ltd.	21,345	406,110
Gree, Inc.	123,406	899,251
GS Yuasa Corp.	304,462	1,510,415
GungHo Online Entertainment, Inc.	256,469	766,657
Gunze Ltd.	200,642	895,105
H2O Retailing Corp.	107,159	1,931,705
Hamakyorex Co., Ltd.	3,716	96,462
Hamamatsu Photonics K.K.	38,276	1,184,170
Hazama Ando Corp.	88,164	620,817
Heiwa Corp.	35,795	712,908
Heiwado Co., Ltd.	49,738	1,160,071
Hikari Tsushin, Inc.	11,054	1,369,949
Hirose Electric Co., Ltd.	11,622	1,607,186
HIS Co., Ltd.	35,007	1,170,505
Hisamitsu Pharmaceutical Co., Inc.	22,259	1,069,872
Hitachi Capital Corp.	23,053	534,957
Hitachi Chemical Co., Ltd.	72,562	1,962,062
Hitachi High-Technologies Corp.	44,030	1,570,214
Hitachi Kokusai Electric, Inc.	27,000	685,671
Hitachi Maxell Ltd.	51,952	1,240,032
Hitachi Transport System, Ltd.	47,130	1,137,783
Hitachi Zosen Corp.	200,830	994,479
Hogy Medical Co., Ltd.	6,522	459,847
Hokkaido Electric Power Co., Inc.	210,210	1,600,545
Hokuetsu Kishu Paper Co., Ltd.	136,913	909,353
Hokuhoku Financial Group, Inc.	67,029	1,028,639
Hokuto Corp.	18,005	322,114
Horiba Ltd.	17,765	1,087,917
Hoshizaki Corp.	14,810	1,287,768
Hosiden Corp.	97,981	1,640,732
House Foods Group, Inc.	44,741	1,359,791
Hulic Co., Ltd.	41,235	408,004
IDOM, Inc.	92,061	599,743
Inaba Denki Sangyo Co., Ltd.	30,077	1,227,019
Inabata & Co., Ltd.	108,203	1,551,375
Internet Initiative Japan, Inc.	21,732	405,969
Security	Number of Shares	Value ($)
Iseki & Co., Ltd.	22,290	459,936
Ishihara Sangyo Kaisha Ltd. *	43,850	591,254
Ito En Ltd.	36,188	1,331,650
Itochu Enex Co., Ltd.	130,882	1,308,106
Itochu Techno-Solutions Corp.	33,885	1,259,219
Iwatani Corp.	279,583	1,694,365
Izumi Co., Ltd.	22,581	1,181,779
J-Oil Mills, Inc.	3,192	115,719
Jafco Co., Ltd.	2,020	92,502
Japan Airport Terminal Co., Ltd.	17,551	636,276
Japan Aviation Electronics Industry Ltd.	61,478	1,016,068
Japan Display, Inc. *(a)	999,684	1,798,450
Japan Excellent, Inc.	349	418,889
Japan Exchange Group, Inc.	61,862	1,052,767
Japan Petroleum Exploration Co., Ltd.	51,131	980,251
Japan Post Insurance Co., Ltd.	41,888	901,243
Japan Prime Realty Investment Corp.	155	556,287
Japan Real Estate Investment Corp.	241	1,248,137
Japan Retail Fund Investment Corp.	174	319,827
Joyful Honda Co., Ltd.	23,849	665,241
JVC Kenwood Corp.	358,447	950,995
Kadokawa Dwango *	12,868	150,123
Kaga Electronics Co., Ltd.	6,808	181,551
Kagome Co., Ltd.	38,316	1,208,037
Kakaku.com, Inc.	7,232	89,956
Kaken Pharmaceutical Co., Ltd.	11,965	631,625
Kamigumi Co., Ltd.	204,440	2,260,617
Kanamoto Co., Ltd.	19,398	690,897
Kandenko Co., Ltd.	101,281	1,084,036
Kanematsu Corp.	954,197	2,245,475
Kansai Paint Co., Ltd.	71,050	1,800,458
Kasai Kogyo Co., Ltd.	32,205	460,573
Kato Sangyo Co., Ltd.	56,097	1,651,411
Keihan Holdings Co., Ltd.	187,815	1,131,395
Keihin Corp.	70,808	1,165,122
Keikyu Corp.	126,468	1,342,128
Keisei Electric Railway Co., Ltd.	48,065	1,307,965
Kenedix Office Investment Corp.	119	680,093
KH Neochem Co., Ltd.	5,512	141,932
Kinden Corp.	147,212	2,402,260
Kintetsu World Express, Inc.	60,715	983,047
Kissei Pharmaceutical Co., Ltd.	16,703	422,963
Kitz Corp.	87,414	702,108
Kobayashi Pharmaceutical Co., Ltd.	18,803	1,166,859
Kohnan Shoji Co., Ltd.	45,388	849,530
Kokuyo Co., Ltd.	82,382	1,308,411
Komeri Co., Ltd.	38,552	1,119,150
Komori Corp.	37,460	461,868
Konami Holdings Corp.	46,067	2,398,364
Konishi Co., Ltd.	7,432	129,314
Konoike Transport Co., Ltd.	39,142	554,802
Kose Corp.	7,667	961,336
Kumagai Gumi Co., Ltd.	204,377	638,794
Kurabo Industries Ltd.	311,850	801,868
Kureha Corp.	16,206	831,945
Kurita Water Industries Ltd.	74,264	2,135,613
Kuroda Electric Co., Ltd.	47,178	829,451
KYB Corp.	258,527	1,432,868
Kyoei Steel Ltd.	23,849	364,691
Kyokuto Kaihatsu Kogyo Co., Ltd.	4,664	71,066
Kyokuyo Co., Ltd.	2,968	90,609
KYORIN Holdings, Inc.	29,876	627,054
Kyoritsu Maintenance Co., Ltd.	12,120	336,973
Kyowa Exeo Corp.	90,526	1,702,606
Kyudenko Corp.	20,758	842,127
Kyushu Financial Group, Inc.	19,900	121,143
Leopalace21 Corp.	280,996	2,057,812
Life Corp.	14,443	364,159

41
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Lintec Corp.	48,852	1,305,857
Lion Corp.	70,157	1,393,451
Mabuchi Motor Co., Ltd.	15,420	727,147
Macnica Fuji Electronics Holdings, Inc.	8,280	145,423
Maeda Corp.	82,720	1,009,385
Maeda Road Construction Co., Ltd.	59,855	1,201,886
Makino Milling Machine Co., Ltd.	77,571	609,658
Mandom Corp.	11,957	715,942
Marudai Food Co., Ltd.	109,025	518,082
Maruha Nichiro Corp.	29,324	849,932
Marui Group Co., Ltd.	127,134	1,777,751
Maruichi Steel Tube Ltd.	26,013	769,329
McDonald's Holdings Co. Japan, Ltd.	40,415	1,793,815
Mebuki Financial Group, Inc.	289,324	1,025,226
Megmilk Snow Brand Co., Ltd.	45,722	1,341,832
Meidensha Corp.	155,901	566,604
Meitec Corp.	12,310	568,188
Ministop Co., Ltd.	18,899	386,016
Miraca Holdings, Inc.	37,432	1,698,826
Mirait Holdings Corp.	104,332	1,240,874
Misawa Homes Co., Ltd.	62,676	541,567
MISUMI Group, Inc.	76,087	1,950,222
Mitsuba Corp.	35,340	512,472
Mitsubishi Logistics Corp.	65,869	795,982
Mitsubishi Shokuhin Co., Ltd.	37,039	1,110,564
Mitsubishi UFJ Lease & Finance Co., Ltd.	154,356	779,774
Mitsui Engineering & Shipbuilding Co., Ltd.	1,148,246	1,439,741
Mitsui-Soko Holdings Co., Ltd.	154,362	444,601
Miura Co., Ltd.	33,226	748,687
Mixi, Inc.	2,320	123,525
Mizuno Corp.	139,994	859,858
Mochida Pharmaceutical Co., Ltd.	9,034	690,314
Mori Trust Sogo REIT, Inc.	245	399,355
Morinaga & Co., Ltd.	10,960	627,367
Morinaga Milk Industry Co., Ltd.	212,965	1,679,571
MOS Food Services, Inc.	14,491	462,143
Musashi Seimitsu Industry Co., Ltd.	23,766	688,838
Nabtesco Corp.	54,642	1,908,945
Nachi-Fujikoshi Corp.	130,803	692,878
Namura Shipbuilding Co., Ltd.	87,505	522,359
Nankai Electric Railway Co., Ltd.	232,125	1,189,519
NEC Networks & System Integration Corp.	41,206	960,325
NET One Systems Co., Ltd.	121,139	1,234,944
Nexon Co., Ltd. *	50,122	1,249,179
Nichi-iko Pharmaceutical Co., Ltd. (a)	31,233	483,848
Nichias Corp.	73,360	858,511
Nichicon Corp.	47,924	558,663
Nichiha Corp.	18,280	665,195
NichiiGakkan Co., Ltd.	61,442	661,537
Nichirei Corp.	77,678	2,051,699
Nifco, Inc.	17,554	1,006,412
Nihon Kohden Corp.	42,758	990,668
Nihon Parkerizing Co., Ltd.	47,657	694,980
Nihon Unisys Ltd.	50,933	799,212
Nikkiso Co., Ltd.	44,210	403,297
Nippo Corp.	51,341	1,016,931
Nippon Accommodations Fund, Inc.	107	434,086
Nippon Building Fund, Inc.	308	1,637,107
Nippon Densetsu Kogyo Co., Ltd.	28,997	591,743
Nippon Flour Mills Co., Ltd.	68,069	1,079,852
Nippon Gas Co., Ltd.	15,337	514,206
Nippon Holdings Co., Ltd.	47,173	1,108,390
Nippon Kayaku Co., Ltd.	101,106	1,620,489
Nippon Light Metal Holdings Co., Ltd.	574,973	1,692,634
Nippon Paint Holdings Co., Ltd.	23,375	796,441
Nippon Prologis REIT, Inc.	219	475,170
Nippon Seiki Co., Ltd.	44,646	906,631
Security	Number of Shares	Value ($)
Nippon Sheet Glass Co., Ltd. *	229,194	1,734,677
Nippon Shinyaku Co., Ltd.	7,441	517,206
Nippon Shokubai Co., Ltd.	24,228	1,725,854
Nippon Signal Co., Ltd.	47,347	501,605
Nippon Soda Co., Ltd.	132,681	760,692
Nippon Steel & Sumikin Bussan Corp.	31,844	1,715,745
Nippon Suisan Kaisha Ltd.	253,710	1,426,917
Nipro Corp.	91,537	1,209,293
Nishi-Nippon Railroad Co., Ltd.	247,658	1,199,361
Nishimatsu Construction Co., Ltd.	192,823	1,061,700
Nishio Rent All Co., Ltd.	15,715	531,163
Nissan Chemical Industries Ltd.	40,169	1,344,928
Nissan Shatai Co., Ltd.	153,150	1,729,652
Nissha Printing Co., Ltd. (a)	15,953	433,105
Nisshin Steel Co., Ltd.	116,960	1,519,651
Nisshinbo Holdings, Inc.	162,313	1,719,580
Nissin Foods Holdings Co., Ltd.	32,387	1,995,129
Nissin Kogyo Co., Ltd.	55,705	963,171
Nitta Corp.	15,682	557,832
Nittetsu Mining Co., Ltd.	9,576	669,955
Nitto Kogyo Corp.	29,645	533,050
NOF Corp.	88,537	1,253,322
Nojima Corp.	29,238	558,673
Nomura Co., Ltd.	22,481	485,938
Nomura Real Estate Master Fund, Inc.	73	96,374
Nomura Research Institute Ltd.	53,101	2,064,985
Noritz Corp.	35,204	615,734
North Pacific Bank Ltd.	435,484	1,309,697
NS Solutions Corp.	21,663	464,713
NTN Corp.	395,375	1,595,007
NTT Urban Development Corp.	53,898	521,056
Obic Co., Ltd.	12,836	803,562
Ohsho Food Service Corp.	9,446	374,630
Oiles Corp.	21,857	397,382
Okamura Corp.	52,115	528,916
Okasan Securities Group, Inc.	81,081	467,067
Oki Electric Industry Co., Ltd.	86,625	1,188,477
OKUMA Corp.	76,012	698,929
Okumura Corp.	100,471	751,296
Ono Pharmaceutical Co., Ltd.	79,296	1,614,595
Onward Holdings Co., Ltd.	161,934	1,187,359
Oracle Corp. Japan	9,790	723,176
OSG Corp.	31,103	654,503
Otsuka Corp.	32,908	2,176,724
Pacific Industrial Co., Ltd.	39,108	493,558
PALTAC Corp.	42,588	1,685,178
PanaHome Corp.	46,232	501,134
Paramount Bed Holdings Co., Ltd.	13,342	584,303
Park24 Co., Ltd.	35,662	856,393
Penta-Ocean Construction Co., Ltd.	160,214	960,760
Persol Holdings Co., Ltd.	58,945	1,196,467
Pigeon Corp.	22,917	885,988
Pilot Corp.	2,220	97,223
Piolax, Inc.	17,093	455,668
Pioneer Corp. *	642,658	1,197,028
Plenus Co., Ltd.	26,376	589,542
Pola Orbis Holdings, Inc.	31,588	1,014,570
Press Kogyo Co., Ltd.	167,737	879,377
Prima Meat Packers Ltd.	150,493	931,181
Raito Kogyo Co., Ltd.	7,656	76,240
Rakuten, Inc.	147,114	1,745,024
Relia, Inc.	46,796	521,704
Relo Group, Inc.	30,484	692,163
Renesas Electronics Corp. *	58,587	590,341
Rengo Co., Ltd.	257,153	1,483,665
Resorttrust, Inc.	28,531	533,239
Riken Corp.	2,120	100,356
Rinnai Corp.	16,580	1,438,661

42
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Riso Kagaku Corp.	22,145	419,520
Rohto Pharmaceutical Co., Ltd.	52,943	1,227,608
Round One Corp.	91,543	1,045,517
Royal Holdings Co., Ltd.	22,985	582,039
Ryobi Ltd.	166,548	836,826
Ryohin Keikaku Co., Ltd.	7,162	1,984,745
Ryosan Co., Ltd.	35,333	1,478,361
Ryoyo Electro Corp.	31,818	535,696
Saizeriya Co., Ltd.	24,892	704,512
Sakai Chemical Industry Co., Ltd.	119,217	574,096
Sakata INX Corp.	37,004	655,959
San-A Co., Ltd.	14,441	634,402
Sanden Holdings Corp. *	195,891	614,050
Sangetsu Corp.	46,847	836,402
Sanken Electric Co., Ltd.	140,144	714,345
Sanki Engineering Co., Ltd.	48,611	538,405
Sankyo Co., Ltd.	36,987	1,206,463
Sankyo Tateyama, Inc.	45,364	650,825
Sankyu, Inc.	248,859	1,946,825
Sanrio Co., Ltd. (a)	30,602	558,043
Santen Pharmaceutical Co., Ltd.	118,455	1,836,128
Sanwa Holdings Corp.	112,702	1,255,430
Sanyo Chemical Industries Ltd.	13,269	695,640
Sanyo Shokai Ltd.	33,508	497,779
Sanyo Special Steel Co., Ltd.	121,162	653,918
Sapporo Holdings Ltd.	57,256	1,662,120
Sato Holdings Corp.	22,145	528,373
Sawai Pharmaceutical Co., Ltd.	16,737	913,950
SBI Holdings, Inc.	78,543	1,090,439
SCREEN Holdings Co., Ltd.	12,815	827,863
SCSK Corp.	16,746	724,250
Seiko Holdings Corp.	172,317	781,266
Seiren Co., Ltd.	31,625	560,894
Senko Group Holdings Co., Ltd.	97,476	704,102
Senshu Ikeda Holdings, Inc.	87,270	325,102
Seria Co., Ltd.	10,284	562,508
Seven Bank Ltd.	221,175	837,997
Sharp Corp. *(a)	1,663,560	4,987,959
Shikoku Electric Power Co., Inc.	194,660	2,532,738
Shimachu Co., Ltd.	52,691	1,357,250
Shimadzu Corp.	93,757	1,721,633
Shindengen Electric Manufacturing Co., Ltd.	97,508	638,772
Shinko Electric Industries Co., Ltd.	99,099	691,514
Shinko Plantech Co., Ltd.	57,630	489,064
Shinmaywa Industries Ltd.	104,243	901,684
Shinsei Bank Ltd.	505,190	807,863
Ship Healthcare Holdings, Inc.	31,990	976,616
Shizuoka Gas Co., Ltd.	97,587	774,064
SHO-BOND Holdings Co., Ltd.	1,596	88,312
Showa Corp. *	126,270	1,435,251
Showa Sangyo Co., Ltd.	27,656	153,281
Siix Corp.	11,663	482,691
Sintokogio Ltd.	51,309	545,444
SKY Perfect JSAT Holdings, Inc.	166,365	755,792
Skylark Co., Ltd.	68,762	1,007,751
Sohgo Security Services Co., Ltd.	28,370	1,238,578
Sony Financial Holdings, Inc.	75,689	1,197,985
Sotetsu Holdings, Inc.	189,678	920,298
Square Enix Holdings Co., Ltd.	27,653	971,096
St Marc Holdings Co., Ltd.	13,740	410,727
Starts Corp., Inc.	4,040	100,688
Starzen Co., Ltd.	3,192	149,942
Sugi Holdings Co., Ltd.	25,955	1,370,149
Sumco Corp.	86,085	1,263,977
Sumitomo Bakelite Co., Ltd.	176,168	1,294,929
Sumitomo Dainippon Pharma Co., Ltd.	66,860	907,585
Sumitomo Mitsui Construction Co., Ltd.	441,535	489,435
Security	Number of Shares	Value ($)
Sumitomo Osaka Cement Co., Ltd.	327,079	1,465,109
Sumitomo Riko Co., Ltd.	61,563	590,123
Sundrug Co., Ltd.	38,124	1,577,820
Suruga Bank Ltd.	33,904	724,534
Sysmex Corp.	26,935	1,659,270
T-Gaia Corp.	29,389	576,511
Tachi-S Co., Ltd.	47,305	808,474
Tadano Ltd.	55,714	649,980
Taihei Dengyo Kaisha Ltd.	37,464	500,723
Taikisha Ltd.	24,641	624,645
Taisho Pharmaceutical Holdings Co., Ltd.	19,609	1,528,668
Taiyo Nippon Sanso Corp.	80,098	933,725
Taiyo Yuden Co., Ltd.	106,127	1,603,573
Takara Holdings, Inc.	89,045	862,457
Takara Standard Co., Ltd.	34,748	601,760
Takasago International Corp.	3,068	108,994
Takasago Thermal Engineering Co., Ltd.	40,468	667,358
Takuma Co., Ltd.	40,265	456,576
Tamron Co., Ltd.	25,485	455,933
The 77 Bank Ltd.	105,563	492,039
The Awa Bank Ltd.	56,150	345,900
The Bank of Kyoto Ltd.	76,745	709,156
The Chiba Bank Ltd.	279,753	1,870,781
The Chugoku Bank Ltd.	53,663	722,593
The Daishi Bank Ltd.	111,860	506,145
The Gunma Bank Ltd.	140,677	823,151
The Hachijuni Bank Ltd.	138,821	845,085
The Hiroshima Bank Ltd.	161,128	647,089
The Hokkoku Bank Ltd.	124,959	541,572
The Hyakugo Bank Ltd.	89,474	372,334
The Hyakujushi Bank Ltd.	23,392	81,402
The Iyo Bank Ltd.	99,122	750,215
The Japan Steel Works Ltd.	59,345	1,204,047
The Japan Wool Textile Co., Ltd.	47,267	405,845
The Juroku Bank Ltd.	156,537	480,733
The Keiyo Bank Ltd.	104,629	459,166
The Kiyo Bank Ltd.	45,721	741,107
The Musashino Bank Ltd.	15,449	439,355
The Nippon Road Co., Ltd.	95,771	532,545
The Nisshin Oillio Group Ltd.	206,119	1,475,757
The Ogaki Kyoritsu Bank Ltd.	129,236	348,747
The Okinawa Electric Power Co., Inc.	42,996	958,679
The San-In Godo Bank Ltd.	50,240	417,221
The Shiga Bank Ltd.	82,231	432,598
The Shizuoka Bank Ltd.	191,793	1,674,660
The Sumitomo Warehouse Co., Ltd.	111,860	736,857
THK Co., Ltd.	65,327	2,178,358
TIS, Inc.	78,004	2,299,864
TKC Corp.	14,151	414,013
Toa Corp.	18,014	333,732
Toagosei Co., Ltd.	106,487	1,338,102
Toda Corp.	142,685	1,024,179
Toei Co., Ltd.	36,543	435,289
Toho Co., Ltd.	43,765	1,624,387
Toho Holdings Co., Ltd.	82,238	1,609,492
Toho Zinc Co., Ltd.	166,443	763,708
Tokai Carbon Co., Ltd.	192,424	1,388,194
TOKAI Holdings Corp.	79,709	618,494
Tokai Rika Co., Ltd.	67,887	1,279,898
Tokai Tokyo Financial Holdings, Inc.	89,439	514,400
Token Corp.	7,250	999,955
Tokuyama Corp. *	307,013	1,355,700
Tokyo Broadcasting System Holdings, Inc.	31,420	602,364
Tokyo Century Corp.	17,111	740,813
Tokyo Dome Corp.	44,643	422,660
Tokyo Ohka Kogyo Co., Ltd.	21,679	758,351
Tokyo Seimitsu Co., Ltd.	18,541	635,947
Tokyo Steel Manufacturing Co., Ltd.	73,954	625,579

43
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Tokyo Tatemono Co., Ltd.	78,410	964,630
Tokyu Construction Co., Ltd.	11,048	89,540
Tomy Co., Ltd.	54,691	729,975
Topcon Corp.	35,056	618,242
Toppan Forms Co., Ltd.	79,617	838,416
Topre Corp.	19,230	555,619
Topy Industries Ltd.	24,619	833,234
Toshiba Machine Co., Ltd.	125,925	606,399
Toshiba Plant Systems & Services Corp.	26,350	452,973
Toshiba TEC Corp.	177,192	998,174
Totetsu Kogyo Co., Ltd.	15,317	500,315
Toyo Ink SC Holdings Co., Ltd.	214,856	1,222,059
Toyo Kohan Co., Ltd.	120,103	587,093
Toyo Tire & Rubber Co., Ltd.	92,042	1,772,933
Toyobo Co., Ltd.	904,168	1,634,830
Toyota Boshoku Corp.	72,137	1,425,568
TPR Co., Ltd.	15,132	458,525
Trancom Co., Ltd.	7,021	352,772
Transcosmos, Inc.	27,602	593,119
Trend Micro, Inc.	36,669	1,695,850
Trusco Nakayama Corp.	34,040	797,957
TS Tech Co., Ltd.	54,439	1,701,528
TSI Holdings Co., Ltd.	107,716	781,005
Tsubakimoto Chain Co.	91,092	715,096
Tsumura & Co.	34,209	1,288,355
Tsuruha Holdings, Inc.	16,987	2,020,351
TV Asahi Holdings Corp.	24,249	488,902
UACJ Corp.	242,885	655,432
UKC Holdings Corp.	53,698	940,666
Ulvac, Inc.	12,706	698,449
Unipres Corp.	66,971	1,713,523
United Arrows Ltd.	22,577	752,840
United Super Markets Holdings, Inc.	22,544	227,570
United Urban Investment Corp.	563	848,643
Ushio, Inc.	83,478	1,132,406
USS Co., Ltd.	66,540	1,306,496
Valor Holdings Co., Ltd.	55,441	1,197,880
Vital KSK Holdings, Inc.	91,867	750,395
VT Holdings Co., Ltd.	15,960	87,587
Wacoal Holdings Corp.	100,945	1,438,141
Wacom Co., Ltd.	147,119	680,389
Wakita & Co., Ltd.	43,672	507,113
Warabeya Nichiyo Holdings Co., Ltd.	26,765	670,219
Welcia Holdings Co., Ltd.	21,923	859,511
Xebio Holdings Co., Ltd.	56,150	1,106,572
Yahoo Japan Corp.	361,056	1,653,391
Yakult Honsha Co., Ltd.	29,852	2,066,802
YAMABIKO Corp.	6,908	79,210
Yamaguchi Financial Group, Inc.	89,474	1,011,318
Yamato Kogyo Co., Ltd.	32,240	911,016
Yamazen Corp.	80,943	820,756
Yaoko Co., Ltd.	14,446	687,780
Yaskawa Electric Corp.	91,882	2,780,002
Yellow Hat Ltd.	19,646	544,433
Yodogawa Steel Works Ltd.	24,768	692,001
Yokohama Reito Co., Ltd.	57,770	556,389
Yorozu Corp.	40,362	796,898
Yoshinoya Holdings Co., Ltd. (a)	63,611	1,082,531
Yuasa Trading Co., Ltd.	25,568	861,869
Yurtec Corp.	57,881	431,767
Yusen Logistics Co., Ltd.	37,415	353,889
Zensho Holdings Co., Ltd.	47,164	894,342
Zeon Corp.	140,037	1,763,504
		509,558,544

Security	Number of Shares	Value ($)
Luxembourg 0.6%
APERAM S.A.	37,583	1,980,995
Espirito Santo Financial Group S.A. *(b)	8,470	—
Eurofins Scientific SE	872	497,729
IWG plc	225,994	875,361
L'Occitane International S.A.	200,991	465,340
Samsonite International S.A.	439,290	1,801,737
Ternium S.A. ADR	65,706	1,999,434
		7,620,596

Netherlands 2.4%
Aalberts Industries N.V.	52,561	2,335,554
Accell Group	3,449	105,752
Altice N.V., A Shares *	36,483	840,166
Altice N.V., B Shares *	9,135	210,967
Arcadis N.V.	84,745	1,838,748
ASM International N.V.	22,053	1,294,684
ASR Nederland N.V.	8,555	331,118
BE Semiconductor Industries N.V.	10,730	694,613
Beter Bed Holding N.V.	20,060	361,556
Brunel International N.V. (a)	26,309	350,322
Corbion N.V.	52,565	1,582,361
Core Laboratories N.V.	9,178	809,316
Eurocommercial Properties N.V.	17,734	759,022
Euronext N.V.	14,142	811,668
ForFarmers N.V.	10,499	130,502
Fugro N.V. CVA *	123,072	1,560,505
GrandVision N.V.	2,960	72,705
HAL Trust	7,845	1,534,278
IMCD Group N.V.	11,553	678,595
InterXion Holding N.V. *	10,857	562,935
Koninklijke BAM Groep N.V.	281,760	1,687,651
Koninklijke Vopak N.V.	30,109	1,272,747
Nostrum Oil & Gas plc *	80,534	393,089
NSI N.V.	14,453	556,735
OCI N.V. *	37,430	709,116
Philips Lighting N.V.	12,765	470,465
PostNL N.V.	297,730	1,183,679
Refresco Group N.V.	25,609	497,344
SBM Offshore N.V.	84,832	1,356,019
Sligro Food Group N.V.	6,805	299,509
TKH Group N.V.	21,108	1,242,719
TomTom N.V. *	41,925	436,838
Vastned Retail N.V.	11,870	548,472
VEON Ltd. ADR	541,481	2,285,050
Wereldhave N.V.	12,817	626,592
Wessanen	5,208	90,741
Yandex N.V., Class A *	40,022	1,201,060
		31,723,193

New Zealand 1.0%
Air New Zealand Ltd.	618,934	1,582,512
Auckland International Airport Ltd.	147,020	714,958
Chorus Ltd.	363,864	1,042,398
EBOS Group Ltd.	9,576	118,101
Fisher & Paykel Healthcare Corp., Ltd.	93,695	789,818
Fonterra Co-operative Group Ltd.	123,005	547,077
Genesis Energy Ltd.	350,320	615,958
Infratil Ltd.	626,801	1,414,082
Kiwi Property Group Ltd.	435,877	421,436
Mainfreight Ltd.	42,938	760,194
Mercury NZ Ltd.	349,634	861,403
Meridian Energy Ltd.	489,737	1,034,711
SKY Network Television Ltd.	408,624	831,145
SKYCITY Entertainment Group Ltd.	335,561	913,249

44
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Trade Me Group Ltd.	26,387	87,877
Z Energy Ltd.	208,604	1,153,385
		12,888,304

Norway 1.4%
Aker A.S.A., A Shares	16,744	602,623
Aker Solutions A.S.A. *	202,498	944,575
Atea A.S.A. *	102,374	1,348,784
Austevoll Seafood A.S.A.	74,980	773,427
Bakkafrost P/F	10,240	476,735
Borregaard A.S.A.	47,439	551,840
BW LPG Ltd. *(a)	110,793	454,146
Fred. Olsen Energy A.S.A. *(a)	533,755	626,385
Gjensidige Forsikring A.S.A.	107,769	1,881,146
Kongsberg Automotive A.S.A. *	609,264	622,589
Kongsberg Gruppen A.S.A.	10,635	172,925
Leroy Seafood Group A.S.A.	115,781	767,920
Petroleum Geo-Services A.S.A. *(a)	659,732	1,243,169
REC Silicon A.S.A. *(a)	8,091,267	1,078,510
Salmar A.S.A.	16,680	482,400
Schibsted A.S.A., B Shares	29,178	667,581
Schibsted A.S.A., Class A	24,455	592,526
SpareBank 1 Nord Norge	17,418	137,690
SpareBank 1 SMN	81,124	849,837
SpareBank 1 SR-Bank A.S.A.	17,008	181,998
Storebrand A.S.A.	183,218	1,511,931
TGS Nopec Geophysical Co. A.S.A.	80,381	1,719,236
Tomra Systems A.S.A.	42,106	633,226
Veidekke A.S.A.	50,942	658,068
XXL A.S.A.	32,306	322,859
		19,302,126

Portugal 0.5%
Banco Comercial Portugues S.A. *	6,986,141	1,855,520
Banco Espirito Santo S.A. *(b)	45,383	—
CTT-Correios de Portugal S.A.	121,402	751,551
Mota-Engil, SGPS, S.A.	207,574	598,946
NOS, SGPS S.A.	110,477	706,511
REN - Redes Energeticas Nacionais, SGPS, S.A.	238,629	783,028
Semapa-Sociedade de Investimento e Gestao	33,100	597,176
Sonae, SGPS, S.A.	1,023,112	1,144,611
The Navigator Co. S.A.	227,998	971,774
		7,409,117

Singapore 2.0%
Ascendas Real Estate Investment Trust	557,626	1,092,257
Ascott Residence Trust	85,136	73,663
Asian Pay Television Trust	214,460	90,016
CapitaLand Commercial Trust	470,685	603,087
CapitaLand Mall Trust	699,854	1,118,323
China Aviation Oil Singapore Corp., Ltd.	283,636	333,137
City Developments Ltd.	270,542	2,332,877
CWT Ltd.	42,568	71,156
Fortune Real Estate Investment Trust (b)	83,116	99,296
Genting Singapore plc	2,511,682	2,191,711
Global Logistic Properties Ltd.	555,102	1,324,397
Kulicke & Soffa Industries, Inc. *	41,236	784,721
M1 Ltd.	263,784	347,698
Mapletree Greater China Commercial Trust	544,977	451,472
Mapletree Industrial Trust	314,344	429,387
Mapletree Logistics Trust	467,924	423,819
SATS Ltd.	265,696	945,001
Security	Number of Shares	Value ($)
Sembcorp Marine Ltd. (a)	1,083,519	1,268,627
Singapore Exchange Ltd.	199,118	1,099,694
Singapore Post Ltd. (a)	704,997	654,121
Singapore Technologies Engineering Ltd.	734,146	1,973,220
StarHub Ltd.	351,249	675,081
Suntec Real Estate Investment Trust	480,039	669,863
United Engineers Ltd.	307,574	613,789
UOL Group Ltd.	190,362	1,146,658
Venture Corp., Ltd.	212,890	2,476,923
Wing Tai Holdings Ltd.	380,922	597,470
Yangzijiang Shipbuilding Holdings Ltd.	2,023,542	2,227,684
Yanlord Land Group Ltd.	393,275	501,006
		26,616,154

Spain 1.7%
Acerinox S.A.	130,336	1,856,378
Almirall S.A. (a)	21,292	218,207
Applus Services S.A.	42,849	549,422
Bankia S.A.	331,014	1,609,195
Bankinter S.A.	206,849	1,969,841
Bolsas y Mercados Espanoles SHMSF S.A. (a)	27,329	983,516
Cellnex Telecom SAU	25,701	573,382
Cia de Distribucion Integral Logista Holdings S.A.	4,004	99,063
Construcciones y Auxiliar de Ferrocarriles S.A.	11,328	471,375
Ebro Foods S.A.	46,060	1,096,857
EDP Renovaveis S.A.	57,306	468,333
Ence Energia y Celulosa S.A.	132,355	578,286
Fomento de Construcciones y Contratas S.A. *	66,699	701,632
Grupo Catalana Occidente S.A.	18,709	789,631
Indra Sistemas S.A. *	59,620	937,062
Mediaset Espana Comunicacion S.A.	73,294	848,736
Melia Hotels International S.A.	37,498	550,357
NH Hotel Group S.A.	77,323	502,853
Obrascon Huarte Lain S.A. *(a)	388,488	1,652,582
Prosegur Cia de Seguridad S.A.	146,726	997,811
Sacyr S.A. *(a)	331,310	932,348
Siemens Gamesa Renewable Energy S.A.	49,287	735,103
Talgo S.A.	20,176	118,161
Tecnicas Reunidas S.A.	18,433	639,260
Vidrala S.A.	8,080	623,449
Viscofan S.A.	18,677	1,125,797
Zardoya Otis S.A.	60,591	623,837
		22,252,474

Sweden 2.3%
AAK AB	9,544	699,847
AddTech AB, B Shares	5,441	106,326
AF AB, B Shares	34,153	744,234
Axfood AB	59,692	1,054,710
Bergman & Beving Aktiebolag	24,666	290,604
Betsson AB *	80,296	748,737
Bilia AB, B Shares	68,016	707,311
BillerudKorsnas AB	75,548	1,257,970
Bonava AB, B Shares	52,675	857,909
Capio AB	124,347	698,513
Castellum AB	67,797	1,059,894
Clas Ohlson AB, B Shares	31,963	634,653
Com Hem Holding AB	43,782	651,447
Elekta AB, B Shares	99,114	1,024,478
Eltel AB *(a)	29,086	86,995
Fabege AB	29,884	598,630
Haldex AB *	5,790	78,766

45
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hemfosa Fastigheter AB	8,916	109,470
Hexpol AB	63,554	620,976
Holmen AB, B Shares	18,464	806,097
ICA Gruppen AB	29,264	1,165,066
Indutrade AB	30,415	739,988
Intrum Justitia AB (a)	25,443	829,091
Inwido AB	29,792	382,820
JM AB	47,263	1,514,583
Kindred Group plc	8,220	90,336
L E Lundbergfortagen AB, B Shares	18,941	1,465,084
Lindab International AB	38,553	396,317
Loomis AB, B Shares	33,038	1,203,216
Mekonomen AB	19,732	422,792
Modern Times Group MTG AB, B Shares	31,486	1,139,571
Momentum Group AB, Class B *	21,728	234,145
NCC AB, B Shares	64,729	1,686,280
Nibe Industrier AB, B Shares	79,863	734,161
Nobia AB	67,826	657,603
Nolato AB, B Shares	13,857	596,432
Peab AB	160,569	1,841,307
Ratos AB, B Shares	263,773	1,232,787
Saab AB, Class B	23,717	1,080,437
SAS AB *(a)	171,190	421,663
Sweco AB, B Shares	3,290	82,774
Wihlborgs Fastigheter AB	17,961	435,406
		31,189,426

Switzerland 3.0%
Allreal Holding AG *	5,620	1,007,039
ALSO Holding AG *	688	89,275
Arbonia AG *	31,399	560,346
Autoneum Holding AG	1,347	341,866
Banque Cantonale Vaudoise	877	631,969
Barry Callebaut AG *	702	1,008,075
Belimo Holding AG	134	524,984
Bell Food Group AG	265	121,332
BKW AG	8,277	479,739
Bucher Industries AG	3,796	1,332,155
Burckhardt Compression Holding AG (a)	1,376	402,706
Cembra Money Bank AG *	8,132	706,579
Conzzeta AG	696	713,382
Daetwyler Holding AG	3,461	541,299
DKSH Holding AG	16,085	1,315,589
dormakaba Holding AG *	868	780,839
Dufry AG *	10,207	1,569,817
Emmi AG *	1,005	669,826
EMS-Chemie Holding AG	1,466	999,962
Flughafen Zuerich AG	4,637	1,133,918
Forbo Holding AG	468	710,035
GAM Holding AG *	141,367	2,169,785
Helvetia Holding AG	2,684	1,534,712
Huber & Suhner AG	1,822	107,784
Implenia AG	8,601	585,333
Inficon Holding AG *	941	534,637
Kudelski S.A.	22,197	285,258
Logitech International S.A.	38,751	1,375,035
Metall Zug AG, B Shares	33	135,983
Mobimo Holding AG *	2,182	602,264
OC Oerlikon Corp. AG *	116,460	1,623,896
Oriflame Holding AG	15,027	548,026
Panalpina Welttransport Holding AG	7,654	1,005,135
Partners Group Holding AG	2,241	1,450,470
PSP Swiss Property AG	4,386	401,632
Rieter Holding AG *	362	77,259
Schmolz & Bickenbach AG *	992,962	940,266
Schweiter Technologies AG	431	538,638
SFS Group AG *	5,643	641,223
Security	Number of Shares	Value ($)
Sonova Holding AG	12,908	2,177,302
Straumann Holding AG	1,021	652,866
Sulzer AG	8,532	941,095
Sunrise Communications Group AG *	16,375	1,400,650
Tecan Group AG	488	97,346
Temenos Group AG *	6,393	629,321
Valiant Holding AG	6,028	657,372
Valora Holding AG	3,079	926,744
Vifor Pharma AG	12,950	1,305,780
Wizz Air Holdings plc *	21,077	799,826
Zehnder Group AG	12,026	422,975
		40,209,345

United Kingdom 10.9%
AA plc	328,947	678,184
Ashmore Group plc	172,587	819,496
ASOS plc *	2,443	178,393
Atlantica Yield plc	6,157	127,819
Auto Trader Group plc	20,897	95,159
AVEVA Group plc	25,516	633,900
Avon Products, Inc. *	701,969	1,747,903
B&M European Value Retail S.A.	145,725	699,270
BBA Aviation plc	424,655	1,651,417
BCA Marketplace plc	31,991	77,497
Beazley plc	55,610	366,164
Berendsen plc	142,797	2,327,614
Bodycote plc	133,162	1,640,361
Bovis Homes Group plc	69,709	946,740
Brewin Dolphin Holdings plc	87,352	401,267
Britvic plc	105,821	1,030,167
BTG plc *	12,866	115,469
Cape plc	30,463	103,726
Card Factory plc	133,576	572,641
Centamin plc	339,833	663,406
Chemring Group plc	296,764	676,840
Cineworld Group plc	59,181	493,769
Close Brothers Group plc	52,308	1,041,353
Coats Group plc	1,298,392	1,321,704
Computacenter plc	103,255	1,361,094
Conviviality plc	167,386	884,310
Costain Group plc	13,470	77,541
Countrywide plc	190,257	340,766
Cranswick plc	30,697	1,182,683
Crest Nicholson Holdings plc	88,008	616,911
Daily Mail & General Trust plc, A Shares	137,334	1,103,357
Dairy Crest Group plc	123,379	946,726
Dart Group plc	11,755	78,234
De La Rue plc	71,661	573,424
Dechra Pharmaceuticals plc	3,678	90,663
Derwent London plc	19,279	691,600
Dialog Semiconductor plc *	12,744	578,554
Diploma plc	38,773	541,077
Domino's Pizza Group plc	95,983	334,428
Dunelm Group plc	43,041	324,167
EI Group plc *	792,060	1,441,610
Electrocomponents plc	237,130	1,932,629
Elementis plc	257,762	895,448
EnQuest plc *	2,034,173	661,836
Essentra plc	158,428	1,090,121
esure Group plc	131,201	460,686
Evraz plc	513,592	2,218,317
Fenner plc	229,487	1,014,270
Ferrexpo plc	39,000	150,409
Fidessa Group plc	18,288	494,394
Galliford Try plc	55,687	998,837
Genus plc	16,584	398,110
Go-Ahead Group plc	32,526	754,824

46
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Grafton Group plc	176,666	1,789,274
Grainger plc	114,957	378,319
Greencore Group plc	217,070	573,396
Greggs plc	73,733	1,142,954
Halfords Group plc	254,660	1,059,571
Halma plc	93,759	1,320,488
Hammerson plc	216,047	1,561,753
Hargreaves Lansdown plc	26,791	483,302
Hays plc	879,208	2,073,214
Headlam Group plc	64,863	523,624
Hill & Smith Holdings plc	28,995	480,095
HomeServe plc	97,507	918,448
Howden Joinery Group plc	202,662	1,112,457
Hunting plc *	131,837	683,252
IG Group Holdings plc	184,098	1,530,066
Indivior plc *	273,358	1,467,413
Intermediate Capital Group plc	171,985	1,967,908
International Personal Finance plc	361,473	907,099
Interserve plc	360,439	781,427
Intu Properties plc	382,212	1,225,338
J.D. Wetherspoon plc	52,746	742,187
James Fisher & Sons plc	4,630	92,413
Janus Henderson Group plc	82,599	2,854,621
Jardine Lloyd Thompson Group plc	12,122	180,409
JD Sports Fashion plc	92,587	386,661
John Laing Group plc	31,154	119,226
John Menzies plc	75,888	691,343
Jupiter Fund Management plc	181,768	1,256,575
KAZ Minerals plc *	281,721	3,051,113
KCOM Group plc	350,013	451,009
Keller Group plc	76,143	810,913
Kier Group plc	49,376	748,212
Ladbrokes Coral Group plc	851,239	1,299,784
Laird plc	378,780	689,409
Lancashire Holdings Ltd.	182,526	1,616,958
London Stock Exchange Group plc	39,959	2,033,823
Lookers plc	441,132	622,421
Marshalls plc	73,714	416,316
Marston's plc	502,112	747,281
McCarthy & Stone plc	92,179	196,458
Mears Group plc	19,868	111,364
Melrose Industries plc	641,222	1,817,743
Merlin Entertainments plc	187,315	1,113,416
Micro Focus International plc	29,335	859,185
Mitchells & Butlers plc	244,526	781,093
Mitie Group plc	479,429	1,661,797
Moneysupermarket.com Group plc	164,217	676,068
Morgan Advanced Materials plc	230,547	891,511
Morgan Sindall Group plc	9,925	160,756
N Brown Group plc	217,685	917,229
National Express Group plc	368,780	1,705,938
NEX Group plc	174,814	1,493,451
Nomad Foods Ltd. *	14,575	218,917
Northgate plc	204,206	1,060,676
Novae Group plc	55,383	506,326
Ocado Group plc *(a)	56,816	226,805
Pagegroup plc	226,840	1,492,165
PayPoint plc	23,851	282,899
Pendragon plc	2,787,647	1,149,447
Petra Diamonds Ltd. *	53,036	64,342
Pets at Home Group plc	222,590	523,157
Playtech plc	69,746	853,777
Polypipe Group plc	14,955	76,272
Premier Foods plc *	266,017	142,252
Premier Oil plc *(a)	2,010,226	1,437,604
PZ Cussons plc	112,231	496,030
QinetiQ Group plc	385,189	1,141,571
Randgold Resources Ltd.	19,194	1,956,335
Security	Number of Shares	Value ($)
Rathbone Brothers plc	3,056	109,471
Redrow plc	14,531	116,182
Renewi plc	68,565	81,944
Renishaw plc	2,082	122,871
Rentokil Initial plc	467,667	1,834,955
Rightmove plc	7,630	405,260
Rotork plc	371,508	1,097,196
RPC Group plc	82,201	981,880
RPS Group plc	248,734	925,462
Saga plc	418,666	1,094,050
Savills plc	68,317	779,505
Schroders plc	37,583	1,631,041
Schroders plc, Non-Voting Shares	2,667	84,161
Segro plc	210,194	1,457,149
Senior plc	335,986	1,188,839
Serco Group plc *	762,797	1,156,876
Shaftesbury plc	27,955	359,134
SIG plc	1,276,901	2,930,370
Soco International plc	198,733	304,732
Spirax-Sarco Engineering plc	25,589	1,853,066
Spire Healthcare Group plc	112,549	470,751
Spirent Communications plc	550,714	690,108
Sports Direct International plc *(a)	264,883	1,324,302
SSP Group plc	87,039	620,212
ST Modwen Properties plc	21,515	98,001
St. James's Place plc	94,759	1,407,833
Stagecoach Group plc	401,738	865,009
Stolt-Nielsen Ltd.	9,065	135,745
SuperGroup plc	4,312	88,344
Synthomer plc	116,093	707,419
TalkTalk Telecom Group plc (a)	483,185	1,250,820
Telecom Plus plc	28,197	396,032
The Paragon Group of Cos. plc	102,231	539,433
The Restaurant Group plc	177,188	791,114
The Unite Group plc	14,388	128,480
Thomas Cook Group plc	1,173,223	1,898,766
TP ICAP plc	147,595	938,746
Tullow Oil plc *	850,729	1,711,179
Tyman plc	18,395	80,708
UBM plc	143,530	1,227,114
Ultra Electronics Holdings plc	31,125	741,963
Vedanta Resources plc	175,176	1,924,289
Vertu Motors plc	819,834	459,533
Vesuvius plc	196,536	1,463,765
Victrex plc	38,764	1,017,468
WH Smith plc	63,554	1,514,193
Worldpay Group plc	33,259	178,709
		146,636,121
Total Common Stock
(Cost $1,154,545,466)		1,337,682,758

Preferred Stock 0.1% of net assets

Germany 0.1%
Sartorius AG	881	87,397
Schaeffler AG	42,724	601,407
		688,804

Sweden 0.0%
SAS AB	7,640	520,385
Total Preferred Stock
(Cost $1,215,927)		1,209,189

47
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Other Investment Companies 3.3% of net assets

United States 3.3%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.93% (c)	2,638,859	2,638,859
Securities Lending Collateral 3.1%
Wells Fargo Government Money Market Fund, Select Class 0.92% (c)	41,240,693	41,240,693
Total Other Investment Companies
(Cost $43,879,552)		43,879,552

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, e-mini, expires 09/15/17	36	3,482,640	17,840
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $39,283,192.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
48
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited)

This section shows all the securities in the fund's portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund's website at www.schwabfunds.com/schwabetfs_prospectus.

Security	Number of Shares	Value ($)
Common Stock 89.9% of net assets

Brazil 5.9%
Ambev S.A.	1,303,666	8,228,577
B3 SA - Brasil Bolsa Balcao	348,873	2,452,628
Banco Bradesco S.A.	397,235	4,071,518
Banco do Brasil S.A.	1,000,807	9,764,902
BRF S.A. *	253,404	3,424,411
CCR S.A.	318,620	1,768,058
Centrais Eletricas Brasileiras S.A. *	186,946	1,046,890
Cielo S.A.	214,476	1,528,928
Companhia de Saneamento Basico do Estado de Sao Paulo	202,363	2,067,718
Companhia Siderurgica Nacional S.A. *	657,503	1,815,920
CPFL Energia S.A.	192,064	1,653,614
Embraer S.A.	399,374	2,275,827
Gerdau S.A.	27,976	104,650
Itau Unibanco Holding S.A.	68,228	773,473
JBS S.A.	715,322	1,971,060
Petroleo Brasileiro S.A. *	3,646,808	16,191,552
Tim Participacoes S.A.	667,859	2,394,270
Ultrapar Participacoes S.A.	208,102	4,857,885
Vale S.A.	2,061,472	22,983,501
		89,375,382

Chile 0.6%
Cencosud S.A.	753,406	2,264,870
Empresas COPEC S.A.	242,055	3,089,934
Enel Americas S.A.	10,077,106	2,173,880
Latam Airlines Group S.A.	150,611	1,888,437
		9,417,121

China 17.4%
Agricultural Bank of China Ltd., H Shares	10,938,505	5,143,290
Alibaba Group Holding Ltd. ADR *	18,344	3,150,399
Anhui Conch Cement Co., Ltd., H Shares	490,453	1,829,850
Baidu, Inc. ADR *	14,980	3,416,189
Bank of China Ltd., H Shares	36,962,224	19,457,655
Bank of Communications Co., Ltd., H Shares	3,140,954	2,399,927
China CITIC Bank Corp., Ltd., H Shares	3,241,638	2,141,363
China Communications Construction Co., Ltd., H Shares	1,598,534	2,128,261
China Construction Bank Corp., H Shares	44,439,398	38,951,794
China Evergrande Group *	1,822,941	5,508,571
China Life Insurance Co., Ltd., H Shares	931,810	2,988,383
China Merchants Bank Co., Ltd., H Shares	1,033,268	3,894,666
China Minsheng Banking Corp., Ltd., H Shares	2,022,882	2,018,630
China Mobile Ltd.	2,381,011	25,250,773
China National Building Material Co., Ltd., H Shares	5,376,201	3,379,682
China Overseas Land & Investment Ltd.	942,028	3,291,973
Security	Number of Shares	Value ($)
China Pacific Insurance (Group) Co., Ltd., H Shares	453,502	2,135,266
China Petroleum & Chemical Corp., H Shares	31,545,477	24,143,438
China Railway Construction Corp., Ltd., H Shares	972,757	1,275,225
China Railway Group Ltd., H Shares	1,752,695	1,401,896
China Resources Beer Holdings Co., Ltd.	816,351	2,048,583
China Resources Land Ltd.	634,203	1,981,264
China Resources Power Holdings Co., Ltd.	1,135,181	2,082,834
China Shenhua Energy Co., Ltd., H Shares	2,174,187	5,597,668
China Telecom Corp., Ltd., H Shares	10,120,494	5,198,319
China Unicom (Hong Kong) Ltd. *	4,227,937	6,158,409
CITIC Ltd.	1,230,965	1,890,538
CNOOC Ltd.	12,316,657	14,730,038
Dongfeng Motor Group Co., Ltd., H Shares	1,502,104	1,949,974
Haier Electronics Group Co., Ltd. *	651,440	1,731,302
Hengan International Group Co., Ltd.	142,722	1,192,625
Huaneng Power International, Inc., H Shares	2,678,257	1,752,094
Industrial & Commercial Bank of China Ltd., H Shares	32,906,062	24,638,185
JD.com, Inc. ADR *	41,856	1,754,185
Jiangxi Copper Co., Ltd., H Shares	1,200,186	2,082,493
Kingboard Chemical Holdings Ltd.	412,897	2,252,707
Kunlun Energy Co., Ltd.	1,805,591	1,748,734
Lenovo Group Ltd.	4,117,900	2,251,929
PetroChina Co., Ltd., H Shares	17,232,381	11,009,066
PICC Property & Casualty Co., Ltd., H Shares	1,290,637	2,424,134
Ping An Insurance Group Co. of China Ltd., H Shares	693,642	5,508,225
Postal Savings Bank of China Co., Ltd., Class H	618,308	372,891
Shimao Property Holdings Ltd.	781,512	1,613,661
Sinopharm Group Co., Ltd., H Shares	331,666	1,498,047
Tencent Holdings Ltd.	136,133	5,722,615
The People's Insurance Co. Group of China Ltd., H Shares	2,423,774	1,142,756
		264,240,507

Colombia 0.5%
Bancolombia S.A.	109,938	1,231,989
Ecopetrol S.A.	9,003,220	4,188,547
Grupo Argos S.A.	190,627	1,358,109
		6,778,645

Czech Republic 0.2%
CEZ A/S	177,474	3,360,669

49
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Greece 1.0%
Alpha Bank AE *	1,386,060	3,509,997
Hellenic Telecommunications Organization S.A.	154,622	1,966,981
HOLDING Co. ADMIE IPTO S.A. *	76,728	189,742
National Bank of Greece S.A. *	12,310,776	4,990,970
Piraeus Bank S.A. *	570,919	3,196,985
Public Power Corp. S.A. *	477,763	1,278,027
		15,132,702

Hungary 0.5%
MOL Hungarian Oil & Gas plc	45,448	4,212,165
OTP Bank plc	93,319	3,792,515
		8,004,680

India 4.7%
Bharat Petroleum Corp., Ltd.	263,278	2,178,668
Bharti Airtel Ltd.	554,738	3,711,487
Coal India Ltd.	537,474	1,995,993
HCL Technologies Ltd.	86,242	1,167,364
Hero MotoCorp Ltd.	23,098	1,443,520
Hindalco Industries Ltd.	598,652	2,228,805
Housing Development Finance Corp., Ltd.	152,463	4,237,876
ICICI Bank Ltd. ADR	393,093	3,683,281
Indian Oil Corp., Ltd.	581,056	4,132,984
Infosys Ltd.	428,949	6,139,370
ITC Ltd.	412,503	1,821,301
Mahindra & Mahindra Ltd. GDR	81,561	1,700,547
NTPC Ltd.	828,006	2,185,738
Oil & Natural Gas Corp., Ltd.	1,586,833	3,895,949
Reliance Industries Ltd. GDR	328,994	16,268,753
State Bank of India	660,621	2,870,299
Tata Consultancy Services Ltd.	79,588	3,107,949
Tata Motors Ltd. *	177,363	606,921
Tata Motors Ltd. ADR *	95,110	2,839,985
Tata Steel Ltd.	219,372	2,189,559
Vedanta Ltd.	597,939	2,889,319
		71,295,668

Indonesia 1.3%
Golden Agri-Resources Ltd.	6,246,275	1,816,847
PT Astra International Tbk	6,997,116	4,129,987
PT Bank Central Asia Tbk	1,407,792	1,999,525
PT Bank Mandiri (Persero) Tbk	2,108,393	2,070,151
PT Bank Rakyat Indonesia (Persero) Tbk	2,326,541	2,637,456
PT Perusahaan Gas Negara (Persero) Tbk	8,172,102	1,298,520
PT Telekomunikasi Indonesia (Persero) Tbk	13,405,146	4,712,197
PT United Tractors Tbk	800,996	1,819,081
		20,483,764

Malaysia 2.0%
Axiata Group Berhad	3,001,700	3,465,257
CIMB Group Holdings Berhad	1,538,552	2,550,743
DiGi.com Berhad	1,049,800	1,189,798
Genting Berhad	1,141,500	2,595,472
Malayan Banking Berhad	2,110,100	4,674,288
Maxis Berhad	1,084,000	1,467,163
Petronas Chemicals Group Berhad	983,200	1,648,452
Public Bank Berhad	687,200	3,314,909
Sime Darby Berhad	1,132,540	2,386,807
Security	Number of Shares	Value ($)
Telekom Malaysia Berhad	982,600	1,479,480
Tenaga Nasional Berhad	1,487,100	4,972,670
		29,745,039

Mexico 3.2%
Alfa S.A.B. de C.V., A Shares	1,686,483	2,368,471
America Movil S.A.B. de C.V., Series L	15,706,204	14,646,287
Cemex S.A.B. de C.V., Series CPO *	5,784,247	5,423,112
Coca-Cola Femsa S.A.B. de C.V., Series L	194,409	1,598,336
Fomento Economico Mexicano S.A.B. de C.V.	508,462	5,104,662
Grupo Bimbo S.A.B. de C.V., Series A	673,188	1,637,007
Grupo Financiero Banorte S.A.B. de C.V., O Shares	458,792	3,138,456
Grupo Financiero Santander Mexico S.A.B. de C.V., B Shares	927,924	1,917,518
Grupo Mexico S.A.B. de C.V., Series B	1,417,276	4,686,945
Grupo Televisa S.A.B., Series CPO	703,852	3,650,620
Wal-Mart de Mexico S.A.B. de C.V.	2,136,715	5,213,883
		49,385,297

Peru 0.1%
Credicorp Ltd.	9,822	1,992,294

Philippines 0.2%
PLDT, Inc.	71,104	2,403,946

Poland 2.6%
Bank Pekao S.A.	59,951	2,146,619
KGHM Polska Miedz S.A.	207,610	7,326,250
Orange Polska S.A. *	1,544,424	2,588,879
PGE S.A.	1,127,360	4,501,994
Polski Koncern Naftowy Orlen S.A.	310,504	10,244,703
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,089,698	2,082,789
Powszechna Kasa Oszczednosci Bank Polski S.A. *	359,432	3,689,474
Powszechny Zaklad Ubezpieczen S.A.	347,973	4,722,866
Tauron Polska Energia S.A. *	2,602,053	2,854,438
		40,158,012

Republic of Korea 18.1%
CJ Corp.	8,943	1,403,788
Daelim Industrial Co., Ltd.	20,555	1,527,589
Dongbu Insurance Co., Ltd.	21,788	1,453,049
E-MART, Inc.	14,480	2,876,481
GS Holdings Corp.	31,282	1,958,593
Hana Financial Group, Inc.	100,705	4,376,148
Hankook Tire Co., Ltd.	34,864	1,824,207
Hyosung Corp.	11,421	1,605,382
Hyundai Engineering & Construction Co., Ltd.	49,116	1,770,633
Hyundai Glovis Co., Ltd.	10,922	1,501,339
Hyundai Heavy Industries Co., Ltd. *	28,777	3,789,805
Hyundai Marine & Fire Insurance Co., Ltd.	39,800	1,630,685
Hyundai Mobis Co., Ltd.	35,294	7,386,825
Hyundai Motor Co.	104,517	13,022,915
Hyundai Steel Co.	64,000	3,274,920
Hyundai Wia Corp.	17,098	1,061,422
Industrial Bank of Korea	135,386	1,794,981
KB Financial Group, Inc.	123,496	6,067,469

50
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Kia Motors Corp.	284,183	8,934,274
Korea Electric Power Corp.	166,021	6,316,336
Korea Gas Corp. *	40,000	1,606,953
Korea Zinc Co., Ltd.	3,069	1,404,402
Korean Air Lines Co., Ltd. *	50,482	1,486,345
KT&G Corp.	35,432	3,597,875
LG Chem Ltd.	27,306	9,177,877
LG Corp.	46,156	3,438,368
LG Display Co., Ltd.	266,490	7,361,798
LG Electronics, Inc.	133,775	9,668,910
LG Uplus Corp.	152,725	1,869,107
Lotte Chemical Corp.	8,180	2,898,111
Lotte Shopping Co., Ltd.	8,070	1,839,296
NAVER Corp.	1,692	1,132,902
POSCO	73,675	22,443,564
S-Oil Corp.	35,003	3,895,775
Samsung Electro-Mechanics Co., Ltd.	44,123	3,952,131
Samsung Electronics Co., Ltd.	38,964	80,028,932
Samsung Fire & Marine Insurance Co., Ltd.	9,850	2,415,329
Samsung Heavy Industries Co., Ltd. *	229,733	2,179,978
Samsung Life Insurance Co., Ltd.	21,782	2,231,129
Samsung SDI Co., Ltd.	18,620	3,244,794
Samsung SDS Co., Ltd.	10,119	1,503,133
Shinhan Financial Group Co., Ltd.	169,535	7,818,216
SK Hynix, Inc.	189,392	11,522,074
SK Innovation Co., Ltd.	68,720	11,487,868
SK Networks Co., Ltd.	343,559	2,135,818
Woori Bank	122,719	2,024,276
		275,941,802

Russia 10.1%
Bashneft PJSC	6,288	236,037
Gazprom PJSC	25,715,131	52,236,148
LUKOIL PJSC	729,810	36,952,325
Magnit PJSC	21,380	3,975,962
MMC Norilsk Nickel PJSC	37,708	6,356,630
Mobile TeleSystems PJSC	1,202,344	5,589,891
NOVATEK PJSC	513,225	5,296,182
Rosneft Oil Co. PJSC	686,441	3,593,251
Rostelecom PJSC	1,826,722	2,107,454
Sberbank of Russia PJSC	2,985,500	9,433,819
Severstal PJSC	84,004	1,316,292
Sistema PJSC	12,229,608	2,474,355
Surgutneftegas OJSC	33,531,917	15,589,525
Tatneft PJSC	1,131,969	7,562,703
VTB Bank PJSC	734,550,000	816,820
		153,537,394

South Africa 5.9%
AngloGold Ashanti Ltd.	258,506	2,618,573
Barclays Africa Group Ltd.	205,375	2,344,569
Barloworld Ltd.	274,618	2,715,015
Bid Corp., Ltd.	115,357	2,622,125
FirstRand Ltd.	1,048,657	4,480,240
Gold Fields Ltd.	858,670	3,831,726
Impala Platinum Holdings Ltd. *	708,997	2,192,859
Imperial Holdings Ltd.	208,309	3,343,522
MMI Holdings Ltd.	603,861	966,828
MTN Group Ltd.	1,710,761	17,009,551
Naspers Ltd., N Shares	15,263	3,453,589
Nedbank Group Ltd.	100,781	1,704,845
Remgro Ltd.	77,548	1,296,792
Sanlam Ltd.	480,883	2,656,465
Sappi Ltd.	216,491	1,455,766
Sasol Ltd.	525,032	15,829,932
Security	Number of Shares	Value ($)
Shoprite Holdings Ltd.	173,384	3,006,657
Standard Bank Group Ltd.	600,822	7,739,614
Steinhoff International Holdings N.V.	499,843	2,417,398
Telkom S.A. SOC Ltd.	262,720	1,268,575
The Bidvest Group Ltd.	179,399	2,366,452
Tiger Brands Ltd.	57,445	1,781,138
Vodacom Group Ltd.	143,413	2,003,644
Woolworths Holdings Ltd.	291,562	1,331,124
		90,436,999

Taiwan 12.2%
Acer, Inc. *	4,788,470	2,411,768
Advanced Semiconductor Engineering, Inc.	2,650,910	3,197,360
Asustek Computer, Inc.	583,176	4,830,975
AU Optronics Corp.	11,332,371	4,656,264
Catcher Technology Co., Ltd.	160,000	2,035,853
Cathay Financial Holding Co., Ltd.	1,522,840	2,485,167
Cheng Shin Rubber Industry Co., Ltd.	668,000	1,343,570
China Steel Corp.	5,799,088	4,861,557
Chunghwa Telecom Co., Ltd.	1,471,764	5,120,621
Compal Electronics, Inc.	6,959,000	5,003,821
CTBC Financial Holding Co., Ltd.	3,756,809	2,433,666
Delta Electronics, Inc.	583,696	3,200,957
Far Eastern New Century Corp.	3,032,061	2,426,332
Far EasTone Telecommunications Co., Ltd.	541,588	1,313,637
Formosa Chemicals & Fibre Corp.	1,402,882	4,411,462
Formosa Petrochemical Corp.	593,704	2,095,148
Formosa Plastics Corp.	1,380,704	4,295,971
Foxconn Technology Co., Ltd.	451,858	1,434,375
Fubon Financial Holding Co., Ltd.	1,502,116	2,414,017
Hon Hai Precision Industry Co., Ltd.	9,181,911	35,749,181
Hotai Motor Co., Ltd.	122,200	1,439,481
HTC Corp. *	1,339,822	3,049,994
Innolux Corp.	15,435,000	7,518,291
Inventec Corp.	2,653,646	2,105,929
Lite-On Technology Corp.	1,424,229	2,107,155
MediaTek, Inc.	590,046	5,288,692
Mega Financial Holding Co., Ltd.	2,870,548	2,306,597
Nan Ya Plastics Corp.	1,786,588	4,511,018
Pegatron Corp.	1,421,234	4,473,880
Pou Chen Corp.	1,390,000	1,803,191
Quanta Computer, Inc.	2,023,058	4,605,324
Siliconware Precision Industries Co., Ltd.	763,000	1,208,503
Synnex Technology International Corp.	1,713,178	1,913,055
Taiwan Cement Corp.	1,869,000	2,158,277
Taiwan Mobile Co., Ltd.	475,000	1,699,858
Taiwan Semiconductor Manufacturing Co., Ltd.	3,990,352	28,626,237
Uni-President Enterprises Corp.	1,487,796	3,164,999
United Microelectronics Corp.	9,966,931	4,970,420
Walsin Lihwa Corp.	3,476,000	1,675,861
Wistron Corp.	3,941,000	3,721,744
WPG Holdings Ltd.	1,680,000	2,187,746
		186,257,954

Thailand 1.6%
Advanced Info Service PCL NVDR	469,900	2,653,403
Kasikornbank PCL NVDR	322,200	1,950,375
PTT Exploration & Production PCL NVDR	973,600	2,565,578
PTT Global Chemical PCL NVDR	1,409,700	3,247,765
PTT PCL NVDR	743,600	8,935,293
Thai Oil PCL NVDR	693,100	1,967,314

51
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of August 31, 2017 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Siam Cement PCL NVDR	90,300	1,359,735
The Siam Commercial Bank PCL NVDR	431,000	1,953,486
		24,632,949

Turkey 1.7%
Akbank T.A.S.	969,817	2,904,493
Eregli Demir ve Celik Fabrikalari T.A.S.	814,691	1,939,656
Haci Omer Sabanci Holding A/S	627,018	1,925,067
KOC Holding A/S	494,133	2,581,906
Tupras-Turkiye Petrol Rafinerileri A/S	112,332	3,816,467
Turk Hava Yollari Anonim Ortakligi *	754,047	2,131,613
Turkcell Iletisim Hizmetleri A/S	589,418	2,255,206
Turkiye Garanti Bankasi A/S	1,036,801	3,225,223
Turkiye Halk Bankasi A/S	520,546	2,234,433
Turkiye Is Bankasi, C Shares	1,011,906	2,195,240
		25,209,304

United Arab Emirates 0.1%
Emirates Telecommunications Group Co. PJSC	364,466	1,786,063
Total Common Stock
(Cost $1,168,771,966)		1,369,576,191

Preferred Stock 9.7% of net assets

Brazil 7.1%
Banco Bradesco S.A.	1,350,052	14,408,221
Centrais Eletricas Brasileiras S.A., B Shares	182,895	1,193,356
Cia Brasileira de Distribuicao *	162,283	3,712,995
Companhia Energetica de Minas Gerais	1,716,160	4,570,681
Companhia Paranaense de Energia - Copel, B Shares	140,379	1,282,236
Gerdau S.A.	1,440,541	5,425,292
Itau Unibanco Holding S.A.	1,713,782	21,977,500
Itausa - Investimentos Itau S.A.	786,861	2,550,805
Metalurgica Gerdau S.A. *	2,079,934	3,741,495
Petroleo Brasileiro S.A. *	4,503,287	19,536,261
Telefonica Brasil S.A.	252,499	3,919,354
Vale S.A.	2,409,938	24,946,108
		107,264,304

Colombia 0.1%
Bancolombia S.A.	174,698	1,993,298
Grupo Argos S.A.	19,368	122,333
		2,115,631

Republic of Korea 1.1%
Hyundai Motor Co., Ltd.	15,722	1,344,094
Hyundai Motor Co., Ltd. 2nd	30,676	2,774,878
LG Chem Ltd.	4,950	1,154,532
Samsung Electronics Co., Ltd.	7,070	11,818,863
		17,092,367

Security	Number of Shares	Value ($)
Russia 1.4%
AK Transneft OAO	5,524	16,954,851
Sberbank of Russia PJSC	193,017	525,060
Surgutneftegas OAO	8,401,229	4,195,187
		21,675,098
Total Preferred Stock
(Cost $99,347,013)		148,147,400

Other Investment Company 0.2% of net assets

United States 0.2%
Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.93% (a)	2,812,293	2,812,293
Total Other Investment Company
(Cost $2,812,293)		2,812,293

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, e-mini, expires 09/15/17	89	4,833,590	66,696
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

52
Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	October 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha Chief Executive Officer

Date:	October 17, 2017

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	October 17, 2017